UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 3 of its series:

Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio.

Date of reporting period: August 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

August 31, 2016

Dow Jones Target Date Funds

■	Wells Fargo Dow Jones Target Today Fund

■	Wells Fargo Dow Jones Target 2010 Fund

■	Wells Fargo Dow Jones Target 2015 Fund

■	Wells Fargo Dow Jones Target 2020 Fund

■	Wells Fargo Dow Jones Target 2025 Fund

■	Wells Fargo Dow Jones Target 2030 Fund

■	Wells Fargo Dow Jones Target 2035 Fund

■	Wells Fargo Dow Jones Target 2040 Fund

■	Wells Fargo Dow Jones Target 2045 Fund

■	Wells Fargo Dow Jones Target 2050 Fund

■	Wells Fargo Dow Jones Target 2055 Fund

■	Wells Fargo Dow Jones Target 2060 Fund

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*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/diversified-fixed-income-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/diversified-stock-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Dow Jones® and Dow Jones Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of August 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

The combination of steady economic growth and the lack of further Fed rate hikes supported the U.S. stock and bond markets.

Dear Valued Shareholder:

We are pleased to offer you this semiannual report for the Wells Fargo Dow Jones Target Date Funds for the six-month period that ended August 31, 2016. The Dow Jones Target Date Funds diversify investments across equity, fixed-income, and short-term debt securities. During the period, global stocks and bonds benefited from resilient economies and accommodative central-bank policy.

The U.S. economy achieved low but continued growth.

Real U.S. gross domestic product (GDP) growth remained modestly positive during the reporting period, falling below 1% in the first quarter of 2016 and just topping 1% in the second quarter of 2016. The U.S. unemployment rate remained largely unchanged, beginning the period at 5.0% in March 2016 and ending at 4.9% in August 2016.

The U.S. economy was strong enough in December 2015 that the U.S. Federal Reserve (Fed) raised its target interest rate by 25 basis points (bps; 100 bps equals 1.00%) after keeping it near zero for seven years. Throughout the reporting period, investors debated the potential timing of the next Fed rate hike, even as the Fed clarified that future interest-rate increases would be gradual. As of the end of the period, the Fed remained on hold.

The combination of steady economic growth and the lack of further Fed rate hikes supported the U.S. stock and bond markets. The S&P 500 Index,1 a proxy for U.S. large-cap stocks, returned 13.60% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index,2 which measures the investment-grade bond market, returned 3.68% for the reporting period.

Non-U.S. developed markets presented a mixed picture, even as emerging markets maintained strong growth rates.

In Japan, despite the continued implementation of Prime Minister Shinzō Abe’s reform program, the country reported disappointing numbers for exports, factory output, and household spending. The Bank of Japan continued to provide liquidity by purchasing bonds and exchange-traded funds and keeping its key interest rate at -0.1%.

The economic picture was brighter in the European Union (E.U.), whose economy remained resilient despite problems that ranged from fragile banks in Italy, Spain, and Portugal to the June 2016 vote by the United Kingdom to exit the E.U. For the second quarter of 2016, the E.U. achieved a 1.8% real GDP growth rate, year over year, largely on the basis of a growth in exports and a modest increase in household spending. The E.U.’s economy was supported by the European Central Bank (ECB), which pushed its rate for banks’ excess reserves to -0.40% in March 2016 in an effort to encourage lending. Moreover, the ECB kept its main lending rate at zero and continued to provide liquidity through an asset-purchase program.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Dow Jones Target Date Funds	3

Despite a stagnant Japanese economy, generally favorable European growth and accommodative central banks boosted developed markets stocks and bonds. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net)3 returned 10.35% for the fiscal period, while the Bloomberg Barclays Global Aggregate ex U.S. Dollar Bond Index4 gained 7.64%.

In emerging economies, China’s second-quarter GDP growth narrowly beat analyst estimates as a result of both fiscal and monetary stimulus. Solid economic performance from both China and India supported the MSCI Emerging Markets (EM) Index (Net),5 which returned 22.69%. Brazil also strongly outperformed as it ended its impeachment process against former President Dilma Rousseff by removing her from office.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Despite a stagnant Japanese economy, generally favorable European growth and accommodative central banks boosted developed markets stocks and bonds.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Global Aggregate ex U.S. Dollar Bond Index (formerly known as Barclays Global Aggregate ex U.S. Dollar Bond Index) tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

[5]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

4	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Global Target Date Index as specified in the following table:

Wells Fargo Dow Jones Target Date Funds	Corresponding Dow Jones Global Target Date Index
Target Today Fund	Dow Jones Global Target Today Index
Target 2010 Fund	Dow Jones Global Target 2010 Index
Target 2015 Fund	Dow Jones Global Target 2015 Index
Target 2020 Fund	Dow Jones Global Target 2020 Index
Target 2025 Fund	Dow Jones Global Target 2025 Index
Target 2030 Fund	Dow Jones Global Target 2030 Index
Target 2035 Fund	Dow Jones Global Target 2035 Index
Target 2040 Fund	Dow Jones Global Target 2040 Index
Target 2045 Fund	Dow Jones Global Target 2045 Index
Target 2050 Fund	Dow Jones Global Target 2050 Index
Target 2055 Fund	Dow Jones Global Target 2055 Index
Target 2060 Fund	Dow Jones Global Target 2060 Index

Manager

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Funds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on each Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Global Target Date Index, whose total returns each Fund seeks to approximate, before fees and expenses, will not meet an investor’s goals). Consult the Funds’ prospectus for additional information on these and other risks.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	5

Target Today Fund

Average annual total returns (%) as of August 31, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(1.15)	1.15	3.02	4.92	2.35	3.63	0.84	0.76
Class B (WFOKX)*	8-1-1998	(0.85)	1.20	3.08	4.15	1.58	3.08	1.59	1.51
Class C (WFODX)	12-1-1998	3.14	1.60	2.85	4.14	1.60	2.85	1.59	1.51
Class R (WFRRX)	6-28-2013	–	–	–	4.57	2.15	3.51	1.09	1.01
Class R4 (WOTRX)	11-30-2012	–	–	–	5.22	2.78	4.11	0.56	0.45
Class R6 (WOTDX)	6-30-2004	–	–	–	5.39	2.88	4.16	0.41	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	4.97	2.51	3.82	0.76	0.65
Dow Jones Global Target Today Index[5]	–	–	–	–	5.57	3.17	4.56	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.89	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	7.59	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

6	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns (%) as of August 31, 20168

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(0.65)	1.75	2.99	5.37	2.95	3.60	0.85	0.78
Class B (SPTBX)*	3-1-1997	(0.42)	1.84	3.06	4.58	2.21	3.06	1.60	1.53
Class C (WFOCX)	12-1-1998	3.61	2.19	2.83	4.61	2.19	2.83	1.60	1.53
Class R (WFARX)	6-28-2013	–	–	–	5.12	2.75	3.48	1.10	1.03
Class R4 (WFORX)	11-30-2012	–	–	–	5.76	3.38	4.08	0.57	0.47
Class R6 (WFOAX)	6-30-2004	–	–	–	5.89	3.48	4.13	0.42	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	5.50	3.11	3.80	0.77	0.67
Dow Jones Global Target 2010 Index[5]	–	–	–	–	6.12	3.81	4.57	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.89	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	7.59	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	7

Target 2015 Fund

Average annual total returns (%) as of August 31, 20169

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFACX)	11-30-2012	0.91	2.83	2.81	7.03	4.05	3.47		0.84	0.79
Class R (WFBRX)	6-28-2013	–	–	–	6.82	3.78	3.24		1.09	1.04
Class R4 (WFSRX)	11-30-2012	–	–	–	7.28	4.40	3.78		0.56	0.48
Class R6 (WFSCX)	6-29-2007	–	–	–	7.53	4.50	3.84		0.41	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	7.11	4.13	3.52		0.76	0.68
Dow Jones Global Target 2015 Index[5]	–	–	–	–	7.84	4.86	4.28	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.99	*	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	6.44	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

8	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns (%) as of August 31, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	1.08	3.78	3.55	7.28	5.02	4.17	0.83	0.81
Class B (STPBX)*	3-1-1997	1.41	3.88	3.62	6.41	4.22	3.62	1.58	1.56
Class C (WFLAX)	12-1-1998	5.50	4.24	3.39	6.50	4.24	3.39	1.58	1.56
Class R (WFURX)	6-28-2013	–	–	–	7.01	4.83	4.06	1.08	1.06
Class R4 (WFLRX)	11-30-2012	–	–	–	7.62	5.43	4.65	0.55	0.50
Class R6 (WFOBX)	6-30-2004	–	–	–	7.83	5.54	4.70	0.40	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	7.41	5.17	4.38	0.75	0.70
Dow Jones Global Target 2020 Index[5]	–	–	–	–	8.12	5.91	5.11	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.89	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	7.59	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	9

Target 2025 Fund

Average annual total returns (%) as of August 31, 201610

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFAYX)	11-30-2012	1.44	4.92	2.96	7.60	6.17	3.62		0.83	0.81
Class R (WFHRX)	6-28-2013	–	–	–	7.29	5.90	3.39		1.08	1.06
Class R4 (WFGRX)	11-30-2012	–	–	–	7.86	6.55	3.95		0.55	0.50
Class R6 (WFTYX)	6-29-2007	–	–	–	8.01	6.64	4.00		0.40	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	7.66	6.27	3.69		0.75	0.70
Dow Jones Global Target 2025 Index[5]	–	–	–	–	8.34	7.00	4.38	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.99	*	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	6.44	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

10	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns (%) as of August 31, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	1.41	5.85	4.19	7.58	7.11	4.81	0.83	0.82
Class B (SGPBX)*	3-1-1997	1.82	6.01	4.26	6.82	6.32	4.26	1.58	1.57
Class C (WFDMX)	12-1-1998	5.81	6.31	4.03	6.81	6.31	4.03	1.58	1.57
Class R (WFJRX)	6-28-2013	–	–	–	7.28	6.91	4.70	1.08	1.07
Class R4 (WTHRX)	11-30-2012	–	–	–	7.92	7.55	5.30	0.55	0.51
Class R6 (WFOOX)	6-30-2004	–	–	–	8.09	7.65	5.35	0.40	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	7.68	7.27	5.02	0.75	0.71
Dow Jones Global Target 2030 Index[5]	–	–	–	–	8.37	7.99	5.70	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.89	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	7.59	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	11

Target 2035 Fund

Average annual total returns (%) as of August 31, 201610

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQBX)	11-30-2012	1.32	6.67	3.18	7.51	7.95	3.85		0.84	0.83
Class R (WFKRX)	6-28-2013	–	–	–	7.25	7.66	3.57		1.09	1.08
Class R4 (WTTRX)	11-30-2012	–	–	–	7.85	8.31	4.17		0.56	0.52
Class R6 (WFQRX)	6-29-2007	–	–	–	8.02	8.42	4.23		0.41	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	7.61	8.02	3.87		0.76	0.72
Dow Jones Global Target 2035 Index[5]	–	–	–	–	8.32	8.77	4.51	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.99	*	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	6.44	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

12	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns (%) as of August 31, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	1.33	7.16	4.58	7.49	8.44	5.20	0.84	0.83
Class B (SLPBX)*	3-1-1997	1.71	7.32	4.64	6.71	7.62	4.64	1.59	1.58
Class C (WFOFX)	7-1-1998	5.68	7.64	4.41	6.68	7.64	4.41	1.59	1.58
Class R (WFMRX)	6-28-2013	–	–	–	7.22	8.24	5.09	1.09	1.08
Class R4 (WTFRX)	11-30-2012	–	–	–	7.84	8.88	5.68	0.56	0.52
Class R6 (WFOSX)	6-30-2004	–	–	–	8.01	9.00	5.74	0.41	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	7.63	8.60	5.41	0.76	0.72
Dow Jones Global Target 2040 Index[5]	–	–	–	–	8.28	9.32	6.05	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.89	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	7.59	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	13

Target 2045 Fund

Average annual total returns (%) as of August 31, 201610

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQVX)	11-30-2012	1.35	7.50	3.46	7.51	8.78	4.13		0.85	0.83
Class R (WFNRX)	6-28-2013	–	–	–	7.28	8.51	3.87		1.10	1.08
Class R4 (WFFRX)	11-30-2012	–	–	–	7.84	9.17	4.46		0.57	0.52
Class R6 (WFQPX)	6-29-2007	–	–	–	8.02	9.26	4.51		0.42	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	7.58	8.88	4.19		0.77	0.72
Dow Jones Global Target 2045 Index[5]	–	–	–	–	8.25	9.60	4.74	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.99	*	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	6.44	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

14	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns11 (%) as of August 31, 2016

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQAX)	11-30-2012	1.37	7.53	3.46	7.53	8.83	4.13		0.84	0.83
Class C (WFQCX)	11-30-2012	5.74	8.01	3.35	6.74	8.01	3.35		1.59	1.58
Class R (WFWRX)	6-28-2013	–	–	–	7.20	8.54	3.87		1.09	1.08
Class R4 (WQFRX)	11-30-2012	–	–	–	7.85	9.20	4.45		0.56	0.52
Class R6 (WFQFX)	6-29-2007	–	–	–	8.02	9.31	4.51		0.41	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	7.65	8.94	4.18		0.76	0.72
Dow Jones Global Target 2050 Index[5]	–	–	–	–	8.26	9.63	4.76	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.99	*	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	6.44	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	15

Target 2055 Fund

Average annual total returns (%) as of August 31, 201610

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	1.35	7.55	5.67	7.50	8.82	6.89		0.90	0.83
Class R (WFYRX)	6-28-2013	–	–	–	7.22	8.46	6.51		1.15	1.08
Class R4 (WFVRX)	11-30-2012	–	–	–	7.83	9.21	7.26		0.62	0.52
Class R6 (WFQUX)	6-30-2011	–	–	–	8.01	9.31	7.36		0.47	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	–	7.65	8.91	6.98		0.82	0.72
Dow Jones Global Target 2055 Index[5]	–	–	–	–	8.26	9.63	7.58	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	3.74	*	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	12.09	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

16	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2060 Fund

Average annual total returns (%) as of August 31, 201611

		Including sales charge		Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 Year	Since inception	1 Year	Since inception		Gross	Net[4]
Class A (WFAFX)	7-1-2015	1.14	(3.52)	7.33	1.49		14.46	0.83
Class C (WFCFX)	7-1-2015	5.57	0.69	6.57	0.69		15.21	1.58
Class R (WFRFX)	7-1-2015	–	–	7.08	1.20		14.71	1.08
Class R4 (WFSFX)	7-1-2015	–	–	7.78	1.86		14.18	0.52
Class R6 (WFUFX)	7-1-2015	–	–	7.85	1.91		14.03	0.37
Administrator Class (WFDFX)	7-1-2015	–	–	7.47	1.61		14.38	0.72
Dow Jones Global Target 2060 Index[5]	–	–	–	8.26	1.77	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	5.97	5.57	*	–	–
Russell 3000® Index[7]	–	–	–	11.44	5.50	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	17

Portfolio allocation as of August 31, 201612

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 18-19.

18	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

[1]	The Funds are gateway funds that invest in various affiliated master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the affiliated master portfolios in which the Funds invest.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has committed through June 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is composed of the Bloomberg Barclays U.S. Government/Credit Index (formerly known as Barclays U.S. Government/Credit Index) and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index (formerly known as Barclays U.S. Mortgage-Backed Securities Index), and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities.

[7]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[8]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[9]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013 reflects Institutional Class performance and expenses.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	19

[10]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[11]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[12]	Each chart represents the composite of the portfolio allocations of the affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the affiliated master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of investments or Summary portfolio of investments of each affiliated master portfolio which is also included in this report.

20	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2016 to August 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,046.11	$3.91	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.86	0.76%
Class B
Actual	$1,000.00	$1,041.51	$7.70	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61	1.50%
Class C
Actual	$1,000.00	$1,041.39	$7.75	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.66	1.51%
Class R
Actual	$1,000.00	$1,044.27	$5.19	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.13	1.01%
Class R4
Actual	$1,000.00	$1,047.89	$2.32	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.29	0.45%
Class R6
Actual	$1,000.00	$1,047.93	$1.54	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53	0.30%
Administrator Class
Actual	$1,000.00	$1,046.10	$3.34	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%

Please see footnote on page 26.

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	21

Target 2010 Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,050.60	$4.02	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.96	0.78%
Class B
Actual	$1,000.00	$1,046.51	$7.87	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$7.76	1.53%
Class C
Actual	$1,000.00	$1,046.85	$7.87	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$7.76	1.53%
Class R
Actual	$1,000.00	$1,049.36	$5.31	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.23	1.03%
Class R4
Actual	$1,000.00	$1,052.73	$2.43	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%
Class R6
Actual	$1,000.00	$1,053.26	$1.65	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.53	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$1,051.22	$3.45	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.40	0.67%
Target 2015 Fund
Class A
Actual	$1,000.00	$1,067.12	$4.10	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.01	0.79%
Class R
Actual	$1,000.00	$1,065.45	$5.40	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.28	1.04%
Class R4
Actual	$1,000.00	$1,067.92	$2.50	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44	0.48%
Class R6
Actual	$1,000.00	$1,069.49	$1.72	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.48	$1.68	0.33%
Administrator Class
Actual	$1,000.00	$1,067.50	$3.53	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.46	0.68%

Please see footnote on page 26.

22	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,077.75	$4.23	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.12	0.81%
Class B
Actual	$1,000.00	$1,073.58	$8.13	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.91	1.56%
Class C
Actual	$1,000.00	$1,073.81	$8.13	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.91	1.56%
Class R
Actual	$1,000.00	$1,076.59	$5.53	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.38	1.06%
Class R4
Actual	$1,000.00	$1,079.50	$2.61	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%
Class R6
Actual	$1,000.00	$1,080.73	$1.83	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78	0.35%
Administrator Class
Actual	$1,000.00	$1,078.35	$3.66	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,093.01	$4.26	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.12	0.81%
Class R
Actual	$1,000.00	$1,090.66	$5.57	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.38	1.06%
Class R4
Actual	$1,000.00	$1,094.87	$2.63	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%
Class R6
Actual	$1,000.00	$1,094.35	$1.84	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78	0.35%
Administrator Class
Actual	$1,000.00	$1,093.00	$3.68	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

Please see footnote on page 26.

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	23

Target 2030 Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,107.45	$4.34	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.17	0.82%
Class B
Actual	$1,000.00	$1,103.68	$8.30	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$7.96	1.57%
Class C
Actual	$1,000.00	$1,103.45	$8.30	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$7.96	1.57%
Class R
Actual	$1,000.00	$1,105.68	$5.66	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.43	1.07%
Class R4
Actual	$1,000.00	$1,109.23	$2.70	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$2.59	0.51%
Class R6
Actual	$1,000.00	$1,109.95	$1.91	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.33	$1.83	0.36%
Administrator Class
Actual	$1,000.00	$1,108.00	$3.76	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.61	0.71%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,120.71	$4.42	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class R
Actual	$1,000.00	$1,119.05	$5.75	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%
Class R4
Actual	$1,000.00	$1,122.19	$2.77	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,122.96	$1.97	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,120.80	$3.84	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%

Please see footnote on page 26.

24	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,131.14	$4.45	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class B
Actual	$1,000.00	$1,127.18	$8.45	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.01	1.58%
Class C
Actual	$1,000.00	$1,127.01	$8.45	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.01	1.58%
Class R
Actual	$1,000.00	$1,129.86	$5.78	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%
Class R4
Actual	$1,000.00	$1,133.54	$2.79	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,134.33	$1.99	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,131.48	$3.86	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,138.64	$4.46	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class R
Actual	$1,000.00	$1,136.86	$5.80	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%
Class R4
Actual	$1,000.00	$1,140.80	$2.80	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,140.72	$1.99	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,139.08	$3.87	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%

Please see footnote on page 26.

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	25

Target 2050 Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,141.05	$4.47	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class C
Actual	$1,000.00	$1,136.64	$8.49	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.01	1.58%
Class R
Actual	$1,000.00	$1,139.84	$5.81	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%
Class R4
Actual	$1,000.00	$1,143.25	$2.80	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,144.05	$1.99	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,142.69	$3.88	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,141.06	$4.47	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class R
Actual	$1,000.00	$1,139.84	$5.81	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%
Class R4
Actual	$1,000.00	$1,143.27	$2.80	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,144.27	$1.99	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,140.86	$3.87	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%

Please see footnote on page 26.

26	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2060 Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,138.02	$4.46	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class C
Actual	$1,000.00	$1,132.71	$8.47	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.01	1.58%
Class R
Actual	$1,000.00	$1,135.08	$5.80	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%
Class R4
Actual	$1,000.00	$1,139.10	$2.80	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,139.88	$1.99	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,138.36	$3.87	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolios of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	27

TARGET TODAY FUND

Security name	Value

Investment Companies: 100.22%

Affiliated Master Portfolios: 100.22%
Wells Fargo Diversified Fixed Income Portfolio	$373,388,834
Wells Fargo Diversified Stock Portfolio	96,136,731
Wells Fargo Short-Term Investment Portfolio	168,661,432

Total Investment Companies (Cost $585,098,851)	638,186,997

Total investments in securities (Cost $585,098,851) *	100.22%	638,186,997
Other assets and liabilities, net	(0.22)	(1,423,008)

Total net assets	100.00%	$636,763,989

*	Cost for federal income tax purposes is $586,825,258 and unrealized gains (losses) consists of:
	Gross unrealized gains	$51,361,739
	Gross unrealized losses	0

	Net unrealized gains	$51,361,739

TARGET 2010 FUND

Security name	Value

Investment Companies: 101.18%

Affiliated Master Portfolios: 101.18%
Wells Fargo Diversified Fixed Income Portfolio	$246,625,892
Wells Fargo Diversified Stock Portfolio	65,281,366
Wells Fargo Short-Term Investment Portfolio	79,890,878

Total Investment Companies (Cost $330,515,304)	391,798,136

Total investments in securities (Cost $330,515,304) *	101.18%	391,798,136
Other assets and liabilities, net	(1.18)	(4,556,470)

Total net assets	100.00%	$387,241,666

*	Cost for federal income tax purposes is $339,611,014 and unrealized gains (losses) consists of:
	Gross unrealized gains	$52,187,122
	Gross unrealized losses	0

	Net unrealized gains	$52,187,122

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—August 31, 2016 (unaudited)

TARGET 2015 FUND

Security name	Value

Investment Companies: 100.05%

Affiliated Master Portfolios: 100.05%
Wells Fargo Diversified Fixed Income Portfolio	$493,300,331
Wells Fargo Diversified Stock Portfolio	149,035,476
Wells Fargo Short-Term Investment Portfolio	26,815,475

Total Investment Companies (Cost $574,497,676)	669,151,282

Total investments in securities (Cost $574,497,676) *	100.05%	669,151,282
Other assets and liabilities, net	(0.05)	(351,356)

Total net assets	100.00%	$668,799,926

*	Cost for federal income tax purposes is $575,763,308 and unrealized gains (losses) consists of:
	Gross unrealized gains	$93,387,974
	Gross unrealized losses	0

	Net unrealized gains	$93,387,974

TARGET 2020 FUND

Security name	Value

Investment Companies: 100.72%

Affiliated Master Portfolios: 100.72%
Wells Fargo Diversified Fixed Income Portfolio	$1,622,824,293
Wells Fargo Diversified Stock Portfolio	782,696,168
Wells Fargo Short-Term Investment Portfolio	100,366,233

Total Investment Companies (Cost $2,147,083,021)	2,505,886,694

Total investments in securities (Cost $2,147,083,021) *	100.72%	2,505,886,694
Other assets and liabilities, net	(0.72)	(17,822,130)

Total net assets	100.00%	$2,488,064,564

*	Cost for federal income tax purposes is $2,165,645,030 and unrealized gains (losses) consists of:
	Gross unrealized gains	$340,241,664
	Gross unrealized losses	0

	Net unrealized gains	$340,241,664

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	29

TARGET 2025 FUND

Security name	Value

Investment Companies: 100.08%

Affiliated Master Portfolios: 100.08%
Wells Fargo Diversified Fixed Income Portfolio	$1,203,934,957
Wells Fargo Diversified Stock Portfolio	1,020,723,767
Wells Fargo Short-Term Investment Portfolio	92,745,275

Total Investment Companies (Cost $1,946,949,386)	2,317,403,999

Total investments in securities (Cost $1,946,949,386) *	100.08%	2,317,403,999
Other assets and liabilities, net	(0.08)	(1,830,396)

Total net assets	100.00%	$2,315,573,603

*	Cost for federal income tax purposes is $1,951,689,376 and unrealized gains (losses) consists of:
	Gross unrealized gains	$365,714,623
	Gross unrealized losses	0

	Net unrealized gains	$365,714,623

TARGET 2030 FUND

Security name	Value

Investment Companies: 101.35%

Affiliated Master Portfolios: 101.35%
Wells Fargo Diversified Fixed Income Portfolio	$1,037,698,560
Wells Fargo Diversified Stock Portfolio	1,572,240,090
Wells Fargo Short-Term Investment Portfolio	108,713,033

Total Investment Companies (Cost $2,245,582,897)	2,718,651,683

Total investments in securities (Cost $2,245,582,897) *	101.35%	2,718,651,683
Other assets and liabilities, net	(1.35)	(36,231,907)

Total net assets	100.00%	$2,682,419,776

*	Cost for federal income tax purposes is $2,260,377,423 and unrealized gains (losses) consists of:
	Gross unrealized gains	$458,274,260
	Gross unrealized losses	0

	Net unrealized gains	$458,274,260

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—August 31, 2016 (unaudited)

TARGET 2035 FUND

Security name	Value

Investment Companies: 100.20%

Affiliated Master Portfolios: 100.20%
Wells Fargo Diversified Fixed Income Portfolio	$355,382,138
Wells Fargo Diversified Stock Portfolio	973,796,301
Wells Fargo Short-Term Investment Portfolio	55,321,293

Total Investment Companies (Cost $1,140,710,376)	1,384,499,732

Total investments in securities (Cost $1,140,710,376) *	100.20%	1,384,499,732
Other assets and liabilities, net	(0.20)	(2,725,284)

Total net assets	100.00%	$1,381,774,448

*	Cost for federal income tax purposes is $1,144,443,279 and unrealized gains (losses) consists of:
	Gross unrealized gains	$240,056,453
	Gross unrealized losses	0

	Net unrealized gains	$240,056,453

TARGET 2040 FUND

Security name	Value

Investment Companies: 101.76%

Affiliated Master Portfolios: 101.76%
Wells Fargo Diversified Fixed Income Portfolio	$315,416,359
Wells Fargo Diversified Stock Portfolio	1,630,726,912
Wells Fargo Short-Term Investment Portfolio	80,948,140

Total Investment Companies (Cost $1,644,778,475)	2,027,091,411

Total investments in securities (Cost $1,644,778,475) *	101.76%	2,027,091,411
Other assets and liabilities, net	(1.76)	(35,133,143)

Total net assets	100.00%	$1,991,958,268

*	Cost for federal income tax purposes is $1,656,093,766 and unrealized gains (losses) consists of:
	Gross unrealized gains	$370,997,645
	Gross unrealized losses	0

	Net unrealized gains	$370,997,645

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	31

TARGET 2045 FUND

Security name	Value

Investment Companies: 100.12%

Affiliated Master Portfolios: 100.12%
Wells Fargo Diversified Fixed Income Portfolio	$72,653,708
Wells Fargo Diversified Stock Portfolio	717,836,560
Wells Fargo Short-Term Investment Portfolio	32,865,780

Total Investment Companies (Cost $684,193,298)	823,356,048

Total investments in securities (Cost $684,193,298) *	100.12%	823,356,048
Other assets and liabilities, net	(0.12)	(969,498)

Total net assets	100.00%	$822,386,550

*	Cost for federal income tax purposes is $686,350,726 and unrealized gains (losses) consists of:
	Gross unrealized gains	$137,005,322
	Gross unrealized losses	0

	Net unrealized gains	$137,005,322

TARGET 2050 FUND

Security name	Value

Investment Companies: 101.35%

Affiliated Master Portfolios: 101.35%
Wells Fargo Diversified Fixed Income Portfolio	$88,779,674
Wells Fargo Diversified Stock Portfolio	1,306,225,460
Wells Fargo Short-Term Investment Portfolio	57,989,426

Total Investment Companies (Cost $1,202,499,763)	1,452,994,560

Total investments in securities (Cost $1,202,499,763) *	101.35%	1,452,994,560
Other assets and liabilities, net	(1.35)	(19,380,719)

Total net assets	100.00%	$1,433,613,841

*	Cost for federal income tax purposes is $1,207,835,500 and unrealized gains (losses) consists of:
	Gross unrealized gains	$245,159,060
	Gross unrealized losses	0

	Net unrealized gains	$245,159,060

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—August 31, 2016 (unaudited)

TARGET 2055 FUND

Security name	Value

Investment Companies: 100.14%

Affiliated Master Portfolios: 100.14%
Wells Fargo Diversified Fixed Income Portfolio	$17,017,561
Wells Fargo Diversified Stock Portfolio	252,077,269
Wells Fargo Short-Term Investment Portfolio	11,186,064

Total Investment Companies (Cost $251,926,822)	280,280,894

Total investments in securities (Cost $251,926,822) *	100.14%	280,280,894
Other assets and liabilities, net	(0.14)	(400,486)

Total net assets	100.00%	$279,880,408

*	Cost for federal income tax purposes is $251,936,500 and unrealized gains (losses) consists of:
	Gross unrealized gains	$28,344,394
	Gross unrealized losses	0

	Net unrealized gains	$28,344,394

TARGET 2060 FUND

Security name	Value

Investment Companies: 97.78%

Affiliated Master Portfolios: 97.78%
Wells Fargo Diversified Fixed Income Portfolio	$828,546
Wells Fargo Diversified Stock Portfolio	12,273,070
Wells Fargo Short-Term Investment Portfolio	544,624

Total Investment Companies (Cost $13,345,177)	13,646,240

Total investments in securities (Cost $13,345,177) *	97.78%	13,646,240
Other assets and liabilities, net	2.22	310,390

Total net assets	100.00%	$13,956,630

*	Cost for federal income tax purposes is $13,343,552 and unrealized gains (losses) consists of:
	Gross unrealized gains	$302,688
	Gross unrealized losses	0

	Net unrealized gains	$302,688

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

34	Wells Fargo Dow Jones Target Date Funds	Statements of assets and liabilities—August 31, 2016 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investment in affiliated Master Portfolios, at value (see cost below)	$638,186,997	$391,798,136	$669,151,282	$2,505,886,694
Receivable for Fund shares sold	1,168,390	2,934,701	334,254	12,623,981
Receivable from manager	0	0	0	0
Prepaid expenses and other assets	66,817	61,324	64,638	68,269

Total assets	639,422,204	394,794,161	669,550,174	2,518,578,944

Liabilities
Payable for Fund shares redeemed	2,488,144	7,427,533	569,495	29,754,118
Management fee payable	45,362	29,308	59,246	311,797
Distribution fees payable	1,967	1,393	10	4,588
Administration fees payable	43,789	30,904	43,275	164,539
Shareholder servicing fees payable	51,022	38,931	50,454	200,190
Professional fees payable	10,619	9,017	10,284	9,988
Accrued expenses and other liabilities	17,312	15,409	17,484	69,160

Total liabilities	2,658,215	7,552,495	750,248	30,514,380

Total net assets	$636,763,989	$387,241,666	$668,799,926	$2,488,064,564

NET ASSETS CONSIST OF
Paid-in capital	$579,674,989	$332,783,954	$570,324,885	$2,129,705,835
Undistributed net investment income	3,615,281	458,213	1,373,965	6,984,385
Accumulated net realized gains (losses) on investments	385,573	(7,283,333)	2,447,470	(7,429,329)
Net unrealized gains on investments	53,088,146	61,282,832	94,653,606	358,803,673

Total net assets	$636,763,989	$387,241,666	$668,799,926	$2,488,064,564

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$66,058,091	$66,215,778	$71,977,157	$236,274,694
Shares outstanding – Class A1	6,064,580	5,156,005	6,862,614	15,511,743
Net asset value per share – Class A	$10.89	$12.84	$10.49	$15.23
Maximum offering price per share – Class A2	$11.55	$13.62	$11.13	$16.16
Net assets – Class B	$2,151	$29,841	N/A	$32,840
Shares outstanding – Class B1	190	2,296	N/A	2,160
Net asset value per share – Class B	$11.29	$13.00	N/A	$15.20
Net assets – Class C	$3,078,631	$2,007,099	N/A	$6,878,033
Shares outstanding – Class C1	278,062	154,545	N/A	455,328
Net asset value per share – Class C	$11.07	$12.99	N/A	$15.11
Net assets – Class R	$31,159	$54,403	$45,167	$474,596
Shares outstanding – Class R1	2,871	4,263	4,249	31,279
Net asset value per share – Class R	$10.85	$12.76	$10.63	$15.17
Net assets – Class R4	$272,489,121	$60,998,911	$118,270,678	$404,139,456
Share outstanding – Class R4[1]	24,424,718	4,700,027	11,226,891	26,050,212
Net asset value per share – Class R4	$11.16	$12.98	$10.53	$15.51
Net assets – Class R6	$235,629,818	$173,260,906	$362,465,886	$1,327,175,210
Shares outstanding – Class R6[1]	21,134,304	13,356,071	34,422,051	85,582,437
Net asset value per share – Class R6	$11.15	$12.97	$10.53	$15.51
Net assets – Administrator Class	$59,475,018	$84,674,728	$116,041,038	$513,089,735
Shares outstanding – Administrator Class[1]	5,346,890	6,524,138	10,894,235	33,187,427
Net asset value per share – Administrator Class	$11.12	$12.98	$10.65	$15.46

Investments in affiliated Master Portfolios, at cost	$585,098,851	$330,515,304	$574,497,676	$2,147,083,021

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	35

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$2,317,403,999	$2,718,651,683	$1,384,499,732	$2,027,091,411	$823,356,048	$1,452,994,560	$280,280,894	$13,646,240
2,353,826	16,110,196	1,025,016	13,650,722	798,345	5,761,228	274,566	254,046
0	0	0	0	0	0	0	10,801
87,467	61,895	70,159	63,209	67,551	62,488	66,558	63,092

2,319,845,292	2,734,823,774	1,385,594,907	2,040,805,342	824,221,944	1,458,818,276	280,622,018	13,974,179

3,667,924	51,573,766	3,410,939	48,208,467	1,598,168	24,809,612	677,148	4,475
289,222	362,168	187,401	284,009	103,909	195,803	26,315	0
131	3,370	31	3,238	8	664	15	169
124,748	175,256	85,050	132,791	49,801	74,877	11,892	828
128,598	210,961	94,269	155,491	55,436	78,472	9,607	1,048
8,212	9,953	10,276	10,390	10,207	13,955	11,115	9,989
52,854	68,524	32,493	52,688	17,865	31,052	5,518	1,040

4,271,689	52,403,998	3,820,459	48,847,074	1,835,394	25,204,435	741,610	17,549

$2,315,573,603	$2,682,419,776	$1,381,774,448	$1,991,958,268	$822,386,550	$1,433,613,841	$279,880,408	$13,956,630

$1,928,387,676	$2,179,851,526	$1,125,065,568	$1,594,797,921	$674,647,724	$1,169,275,472	$255,142,768	$13,665,293
6,403,745	23,950,782	4,228,980	5,302,374	2,467,948	3,990,449	1,010,847	29,886
10,327,569	5,548,682	8,690,544	9,545,037	6,108,128	9,853,123	(4,627,279)	(39,612)
370,454,613	473,068,786	243,789,356	382,312,936	139,162,750	250,494,797	28,354,072	301,063

$2,315,573,603	$2,682,419,776	$1,381,774,448	$1,991,958,268	$822,386,550	$1,433,613,841	$279,880,408	$13,956,630

$172,919,022	$238,876,685	$146,577,231	$216,659,352	$81,586,122	$63,051,629	$10,353,180	$266,861
16,272,788	14,218,820	13,289,332	11,505,132	7,155,970	5,786,066	790,259	26,659
$10.63	$16.80	$11.03	$18.83	$11.40	$10.90	$13.10	$10.01
$11.28	$17.82	$11.70	$19.98	$12.10	$11.56	$13.90	$10.62
N/A	$19,938	N/A	$69,142	N/A	N/A	N/A	N/A
N/A	1,208	N/A	3,847	N/A	N/A	N/A	N/A
N/A	$16.50	N/A	$17.97	N/A	N/A	N/A	N/A
N/A	$4,946,204	N/A	$4,781,418	N/A	$1,027,661	N/A	$226,831
N/A	303,168	N/A	270,704	N/A	94,660	N/A	22,631
N/A	$16.32	N/A	$17.66	N/A	$10.86	N/A	$10.02
$618,947	$951,000	$144,998	$350,958	$37,440	$48,316	$70,920	$127,518
58,190	56,800	13,073	18,696	3,248	4,424	5,469	12,928
$10.64	$16.74	$11.09	$18.77	$11.53	$10.92	$12.97	$9.86
$265,135,247	$511,277,427	$223,308,692	$384,952,792	$134,225,642	$229,819,341	$33,172,163	$3,382,691
24,860,218	29,969,395	20,213,572	20,008,690	11,723,209	21,004,797	2,525,048	331,982
$10.67	$17.06	$11.05	$19.24	$11.45	$10.94	$13.14	$10.19
$1,554,977,615	$1,414,233,978	$808,899,200	$1,055,550,266	$481,996,650	$937,043,482	$214,435,144	$6,915,256
145,863,503	82,920,152	73,214,966	54,874,108	42,173,254	85,681,231	16,348,899	680,500
$10.66	$17.06	$11.05	$19.24	$11.43	$10.94	$13.12	$10.16
$321,922,772	$512,114,544	$202,844,327	$329,594,340	$124,540,696	$202,623,412	$21,849,001	$3,037,473
30,135,952	30,066,499	18,303,212	17,162,197	10,828,984	18,579,232	1,667,665	302,106
$10.68	$17.03	$11.08	$19.20	$11.50	$10.91	$13.10	$10.05

$1,946,949,386	$2,245,582,897	$1,140,710,376	$1,644,778,475	$684,193,298	$1,202,499,763	$251,926,822	$13,345,177

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2016 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$4,709,141	$3,242,772	$6,004,707	$19,305,508
Dividends allocated from affiliated Master Portfolios**	1,260,774	925,383	1,991,515	9,882,629
Affiliated income allocated from affiliated Master Portfolios	37,779	25,069	51,338	187,814
Securities lending income allocated from affiliated Master Portfolios	36,967	27,244	58,359	286,644
Expenses allocated from affiliated Master Portfolios	(492,635)	(328,338)	(559,034)	(2,006,725)

Total investment income	5,552,026	3,892,130	7,546,885	27,655,870

Expenses
Management fee	656,910	430,048	693,314	2,474,420
Administration fees
Class A	70,884	71,535	77,823	248,905
Class B	3	32	N/A	37
Class C	3,097	2,203	N/A	7,127
Class R	32	57	47	465
Class R4	110,497	28,291	49,948	170,706
Class R6	37,178	29,655	55,724	189,292
Administrator Class	40,508	59,353	79,813	351,904
Shareholder servicing fees
Class A	84,386	85,161	92,647	296,316
Class B	3	38	N/A	45
Class C	3,688	2,622	N/A	8,484
Class R	38	67	56	553
Class R4	138,121	35,363	62,435	213,088
Administrator Class	77,900	114,140	153,140	675,840
Distribution fees
Class B	10	114	N/A	134
Class C	11,063	7,866	N/A	25,452
Class R	38	67	56	553
Custody and accounting fees	13,221	8,188	13,901	47,297
Professional fees	18,612	17,783	19,162	19,464
Registration fees	47,185	42,291	49,912	54,337
Shareholder report expenses	22,985	19,949	27,090	45,242
Trustees’ fees and expenses	11,620	11,618	11,620	11,669
Other fees and expenses	8,143	6,196	8,697	21,059

Total expenses	1,356,122	972,637	1,395,385	4,862,389
Less: Fee waivers and/or expense reimbursements	(373,909)	(230,294)	(331,288)	(683,301)

Net expenses	982,213	742,343	1,064,097	4,179,088

Net investment income	4,569,813	3,149,787	6,482,788	23,476,782

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transactions allocated from affiliated Master Portfolios	416,743	303,713	709,464	4,603,396
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	25,333,544	18,666,957	38,775,311	157,490,537

Net realized and unrealized gains (losses) on investments	25,750,287	18,970,670	39,484,775	162,093,933

Net increase in net assets resulting from operations	$30,320,100	$22,120,457	$45,967,563	$185,570,715

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$35,034	$24,807	$49,649	$160,845
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$81,543	$60,041	$128,943	$642,071

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	37

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$14,439,314	$12,553,139	$4,284,610	$3,890,988	$921,423	$1,197,368	$214,861	$3,920
13,033,610	20,206,984	12,328,172	20,614,542	8,878,101	16,119,168	2,894,675	48,654
167,821	189,474	93,071	132,218	52,608	92,059	17,756	864
376,640	583,039	354,742	592,990	254,927	462,806	82,680	1,255
(1,869,844)	(2,209,512)	(1,112,029)	(1,630,880)	(650,092)	(1,147,310)	(206,620)	(3,847)

26,147,541	31,323,124	15,948,566	23,599,858	9,456,967	16,724,091	3,003,352	50,846

2,308,707	2,733,707	1,377,856	2,023,739	807,186	1,425,333	256,561	4,834

187,081	251,024	157,721	226,297	86,117	66,103	10,339	188
N/A	41	N/A	73	N/A	N/A	N/A	N/A
N/A	5,144	N/A	5,149	N/A	1,044	N/A	221
700	966	118	346	35	43	61	106
110,805	218,491	92,183	167,301	54,644	97,575	12,441	422
229,522	212,035	119,249	156,584	69,932	136,967	29,336	329
209,757	343,839	131,355	221,499	79,503	132,790	12,985	714

222,716	298,838	187,763	269,402	102,521	78,694	12,309	224
N/A	49	N/A	87	N/A	N/A	N/A	N/A
N/A	6,123	N/A	6,130	N/A	1,243	N/A	263
834	1,150	141	412	42	51	73	126
138,507	272,404	115,229	208,328	68,305	121,473	15,552	527
403,380	661,229	252,605	425,960	152,890	255,366	24,970	1,372

N/A	147	N/A	261	N/A	N/A	N/A	N/A
N/A	18,370	N/A	18,391	N/A	3,728	N/A	788
834	1,150	141	412	42	51	73	126
44,112	52,159	25,978	38,847	16,027	27,047	5,666	1,064
17,566	19,498	18,963	18,849	19,031	18,998	17,600	16,723
39,663	48,370	52,135	46,844	50,563	53,899	44,508	62,205
42,705	53,557	41,152	47,080	29,328	37,979	14,921	3,635
11,816	11,618	11,620	12,444	12,924	7,862	8,175	7,846
13,914	24,106	12,847	19,045	9,548	12,277	4,479	4,733

3,982,619	5,234,015	2,597,056	3,913,480	1,558,638	2,478,523	470,049	106,446
(627,570)	(604,460)	(287,673)	(363,449)	(210,175)	(297,547)	(120,889)	(96,599)

3,355,049	4,629,555	2,309,383	3,550,031	1,348,463	2,180,976	349,160	9,847

22,792,492	26,693,569	13,639,183	20,049,827	8,108,504	14,543,115	2,654,192	40,999

7,032,476	11,808,731	7,522,121	12,868,326	5,615,755	10,223,782	1,836,302	42,373
174,123,735	238,105,515	134,265,665	213,650,209	89,162,994	159,925,053	28,159,778	357,226

181,156,211	249,914,246	141,787,786	226,518,535	94,778,749	170,148,835	29,996,080	399,599

$203,948,703	$276,607,815	$155,426,969	$246,568,362	$102,887,253	$184,691,950	$32,650,272	$440,598

$119,680	$103,403	$34,873	$30,926	$7,004	$8,720	$1,568	$30
$845,778	$1,314,597	$801,620	$1,342,259	$578,150	$1,050,146	$188,606	$2,872

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$4,569,813			$8,827,099
Net realized gains on investments		416,743			3,450,074
Net change in unrealized gains (losses) on investments		25,333,544			(23,144,376)

Net increase (decrease) in net assets resulting from operations		30,320,100			(10,867,203)

Distributions to shareholders from
Net investment income
Class A		0			(212,385)
Class R		0			(39)
Class R4		0			(1,986,228)
Class R6		0			(2,057,136)
Administrator Class		0			(295,420)
Net realized gains
Class A		0			(1,208,132)
Class B		0			(60)
Class C		0			(50,563)
Class R		0			(482)
Class R4		0			(4,742,418)
Class R6		0			(4,034,298)
Administrator Class		0			(1,109,624)

Total distributions to shareholders		0			(15,696,785)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	147,447	1,577,814	5,647,163		60,339,126
Class C	27,463	301,094	10,570		115,474
Class R	103	1,094	120		1,272
Class R4	1,793,543	19,722,945	3,730,527		40,609,285
Class R6	3,697,182	40,577,351	10,259,626		111,458,455
Administrator Class	438,839	4,794,867	1,204,150		13,090,822
Investor Class	N/A	N/A	414,797	[1]	4,533,435 [1]

		66,975,165			230,147,869

Reinvestment of distributions
Class A	0	0	135,261		1,409,363
Class B	0	0	5		60
Class C	0	0	4,686		49,810
Class R	0	0	50		521
Class R4	0	0	630,358		6,728,633
Class R6	0	0	563,932		6,009,114
Administrator Class	0	0	131,713		1,401,554

		0			15,599,055

Please see footnote on page 39.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	39

	Target Today Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(483,240)	$(5,178,523)	(818,764)	$(8,571,490)
Class B	(120)	(1,327)	(654)	(7,312)
Class C	(9,457)	(103,827)	(68,466)	(738,149)
Class R	(2)	(21)	(1)	(10)
Class R4	(2,877,647)	(31,635,709)	(9,414,225)	(102,232,762)
Class R6	(5,488,600)	(60,420,818)	(9,625,506)	(104,577,784)
Administrator Class	(914,283)	(10,024,011)	(4,542,886)	(49,322,402)
Investor Class	N/A	N/A	(6,369,254)[1]	(69,335,370)[1]

		(107,364,236)		(334,785,279)

Net decrease in net assets resulting from capital share transactions		(40,389,071)		(89,038,355)

Total decrease in net assets		(10,068,971)		(115,602,343)

Net assets
Beginning of period		646,832,960		762,435,303

End of period		$636,763,989		$646,832,960

Undistributed (overdistributed) net investment income		$3,615,281		$(954,532)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$3,149,787			$7,103,709
Net realized gains on investments		303,713			9,701,380
Net change in unrealized gains (losses) on investments		18,666,957			(26,828,269)

Net increase (decrease) in net assets resulting from operations		22,120,457			(10,023,180)

Distributions to shareholders from
Net investment income
Class A		(207,925)			(335,875)
Class B		(18)			(51)
Class C		(1,921)			0
Class R		(133)			(172)
Class R4		(284,940)			(788,009)
Class R6		(915,442)			(2,051,024)
Administrator Class		(307,124)			(586,950)
Net realized gains
Class A		0			(3,286,691)
Class B		0			(1,389)
Class C		0			(92,831)
Class R		0			(2,344)
Class R4		0			(4,072,646)
Class R6		0			(9,055,541)
Administrator Class		0			(4,393,823)

Total distributions to shareholders		(1,717,503)			(24,667,346)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	186,022	2,345,399	4,221,546		54,786,333
Class B	0	0	2,193		29,082
Class C	9,264	118,443	7,041		90,916
Class R	9	106	16		212
Class R4	525,982	6,713,468	1,712,102		22,327,468
Class R6	2,990,117	38,149,016	8,059,088		104,895,708
Administrator Class	449,889	5,741,176	1,374,739		17,794,276
Investor Class	N/A	N/A	308,626	[1]	4,041,703 [1]

		53,067,608			203,965,698

Reinvestment of distributions
Class A	16,251	205,253	291,606		3,586,673
Class B	2	18	116		1,440
Class C	139	1,776	7,012		87,152
Class R	11	133	206		2,516
Class R4	22,331	284,940	390,609		4,860,655
Class R6	70,650	900,797	878,628		10,935,710
Administrator Class	21,923	279,745	400,560		4,980,773

		1,672,662			24,454,919

Please see footnote on page 41.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	41

	Target 2010 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(578,761)	$(7,318,721)	(1,013,261)	$(12,776,658)
Class B	(189)	(2,411)	(682)	(9,045)
Class C	(14,629)	(189,320)	(62,410)	(820,797)
Class R	(1)	(6)	(1)	(17)
Class R4	(1,544,392)	(19,868,086)	(7,588,790)	(97,975,580)
Class R6	(5,882,004)	(75,485,979)	(6,669,142)	(86,398,389)
Administrator Class	(1,325,137)	(17,007,131)	(7,050,419)	(91,816,190)
Investor Class	N/A	N/A	(4,828,884)[1]	(63,153,213)[1]

		(119,871,654)		(352,949,889)

Net decrease in net assets resulting from capital share transactions		(65,131,384)		(124,529,272)

Total decrease in net assets		(44,728,430)		(159,219,798)

Net assets
Beginning of period		431,970,096		591,189,894

End of period		$387,241,666		$431,970,096

Undistributed (overdistributed) net investment income		$458,213		$(974,071)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$6,482,788			$14,276,725
Net realized gains on investments		709,464			4,048,645
Net change in unrealized gains (losses) on investments		38,775,311			(37,431,296)

Net increase (decrease) in net assets resulting from operations		45,967,563			(19,105,926)

Distributions to shareholders from
Net investment income
Class A		(285,287)			(20,228)
Class R		(145)			(329)
Class R4		(614,617)			(1,703,828)
Class R6		(2,075,207)			(4,784,541)
Administrator Class		(525,665)			(1,475,155)
Investor Class		N/A			(758,997)[1]
Net realized gains
Class A		0			(1,573,386)
Class R		0			(859)
Class R4		0			(2,323,259)
Class R6		0			(6,760,642)
Administrator Class		0			(2,256,193)

Total distributions to shareholders		(3,500,921)			(21,657,417)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	351,064	3,632,742	9,344,836		94,779,977
Class R	34	356	67		686
Class R4	1,643,034	17,046,207	2,312,239		23,537,215
Class R6	5,582,321	57,597,528	12,758,792		129,474,281
Administrator Class	928,880	9,655,197	1,888,382		19,442,817
Investor Class	N/A	N/A	908,576	[1]	9,440,796 [1]

		87,932,030			276,675,772

Reinvestment of distributions
Class A	27,688	284,079	160,134		1,584,498
Class R	14	145	117		1,188
Class R4	59,672	614,617	401,199		4,027,087
Class R6	195,749	2,014,255	1,109,939		11,115,010
Administrator Class	49,924	520,204	366,890		3,726,803
Investor Class	N/A	N/A	73,227	[1]	758,463 [1]

		3,433,300			21,213,049

Please see footnote on page 43.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	43

	Target 2015 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,095,363)	$(11,257,901)	(2,112,945)	$(20,902,388)
Class R	(1)	(8)	(708)	(6,979)
Class R4	(3,345,113)	(34,651,071)	(7,113,750)	(72,406,836)
Class R6	(8,430,080)	(86,887,845)	(17,178,318)	(174,145,663)
Administrator Class	(2,291,703)	(23,956,283)	(7,909,252)	(81,427,388)
Investor Class	N/A	N/A	(11,199,953)[1]	(115,605,930)[1]

		(156,753,108)		(464,495,184)

Net decrease in net assets resulting from capital share transactions		(65,387,778)		(166,606,363)

Total decrease in net assets		(22,921,136)		(207,369,706)

Net assets
Beginning of period		691,721,062		899,090,768

End of period		$668,799,926		$691,721,062

Undistributed (overdistributed) net investment income		$1,373,965		$(1,607,902)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$23,476,782			$47,559,500
Net realized gains on investments		4,603,396			25,796,388
Net change in unrealized gains (losses) on investments		157,490,537			(170,875,058)

Net increase (decrease) in net assets resulting from operations		185,570,715			(97,519,170)

Distributions to shareholders from
Net investment income
Class A		(957,681)			(1,204,855)
Class B		(52)			(108)
Class C		(13,794)			(6,481)
Class R		(1,531)			(2,560)
Class R4		(2,110,732)			(6,107,482)
Class R6		(7,301,676)			(13,668,753)
Administrator Class		(2,352,441)			(5,002,528)
Investor Class		N/A			(494,020)[1]
Net realized gains
Class A		0			(6,049,652)
Class B		0			(1,139)
Class C		0			(138,075)
Class R		0			(10,129)
Class R4		0			(12,325,852)
Class R6		0			(27,705,228)
Administrator Class		0			(13,559,585)

Total distributions to shareholders		(12,737,907)			(86,276,447)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	612,231	9,100,212	13,749,128		204,800,204
Class C	87,999	1,303,953	186,108		2,690,829
Class R	2,612	39,336	1,560		22,804
Class R4	3,653,947	55,415,788	8,587,505		129,528,210
Class R6	21,309,911	323,115,545	25,570,337		385,301,666
Administrator Class	2,834,892	42,651,916	6,631,029		99,603,642
Investor Class	N/A	N/A	1,084,475	[1]	16,500,298 [1]

		431,626,750			838,447,653

Reinvestment of distributions
Class A	63,717	943,646	498,070		7,153,660
Class B	4	52	87		1,247
Class C	878	12,908	9,259		132,096
Class R	104	1,531	881		12,689
Class R4	140,062	2,110,732	1,252,971		18,433,334
Class R6	472,278	7,112,510	2,737,761		40,176,324
Administrator Class	149,756	2,250,826	1,267,785		18,559,644
Investor Class	N/A	N/A	32,029	[1]	494,020 [1]

		12,432,205			84,963,014

Please see footnote on page 45.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	45

	Target 2020 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,419,463)	$(21,061,316)	(2,245,750)	$(32,588,487)
Class B	(659)	(9,712)	(4,357)	(63,797)
Class C	(84,410)	(1,251,091)	(107,814)	(1,567,416)
Class R	(388)	(5,848)	(22,506)	(336,340)
Class R4	(6,028,072)	(92,027,941)	(31,392,856)	(469,564,323)
Class R6	(13,551,327)	(206,741,079)	(22,890,031)	(342,653,004)
Administrator Class	(6,350,787)	(96,448,765)	(14,750,039)	(220,778,164)
Investor Class	N/A	N/A	(14,268,341)[1]	(215,721,640)[1]

		(417,545,752)		(1,283,273,171)

Net increase (decrease) in net assets resulting from capital share transactions		26,513,203		(359,862,504)

Total increase (decrease) in net assets		199,346,011		(543,658,121)

Net assets
Beginning of period		2,288,718,553		2,832,376,674

End of period		$2,488,064,564		$2,288,718,553

Undistributed (overdistributed) net investment income		$6,984,385		$(3,754,490)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2025 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$22,792,492		$42,396,222
Net realized gains on investments		7,032,476		31,965,590
Net change in unrealized gains (losses) on investments		174,123,735		(199,079,376)

Net increase (decrease) in net assets resulting from operations		203,948,703		(124,717,564)

Distributions to shareholders from
Net investment income
Class A		(765,715)		(42,829)
Class R		(2,072)		(5,968)
Class R4		(1,498,225)		(3,638,272)
Class R6		(9,191,063)		(18,652,274)
Administrator Class		(1,578,641)		(3,011,839)
Investor Class		N/A		(1,645,710)[1]
Net realized gains
Class A		0		(5,365,512)
Class R		0		(22,403)
Class R4		0		(7,078,806)
Class R6		0		(35,607,376)
Administrator Class		0		(7,606,102)

Total distributions to shareholders		(13,035,716)		(82,677,091)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	890,367	9,206,295	22,964,538	237,832,126
Class R	1,915	19,877	7,103	73,345
Class R4	3,401,367	35,387,286	7,138,606	74,121,014
Class R6	15,580,784	161,458,190	32,385,111	335,503,244
Administrator Class	2,840,173	29,358,621	5,348,130	55,738,366
Investor Class	N/A	N/A	3,079,689 [1]	32,431,424 [1]

		235,430,269		735,699,519

Reinvestment of distributions
Class A	73,991	757,664	537,272	5,363,185
Class R	202	2,072	2,814	28,371
Class R4	145,884	1,498,225	1,057,076	10,717,065
Class R6	869,914	8,925,315	5,206,467	52,679,324
Administrator Class	153,173	1,576,156	1,041,420	10,562,155
Investor Class	N/A	N/A	157,908 [1]	1,643,604 [1]

		12,759,432		80,993,704

Payment for shares redeemed
Class A	(2,634,708)	(27,187,302)	(5,857,457)	(57,909,133)
Class R	(28,750)	(294,890)	(21,481)	(219,125)
Class R4	(7,211,466)	(75,054,974)	(15,075,663)	(156,694,774)
Class R6	(15,219,939)	(158,455,868)	(31,284,459)	(321,990,675)
Administrator Class	(3,241,367)	(33,879,390)	(8,684,086)	(89,814,734)
Investor Class	N/A	N/A	(26,018,686)[1]	(271,321,720)[1]

		(294,872,424)		(897,950,161)

Net decrease in net assets resulting from capital share transactions		(46,682,723)		(81,256,715)

Total increase (decrease) in net assets		144,230,264		(288,651,370)

Net assets
Beginning of period		2,171,343,339		2,459,994,709

End of period		$2,315,573,603		$2,171,343,339

Undistributed (overdistributed) net investment income		$6,403,745		$(3,353,031)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	47

	Target 2030 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$26,693,569			$49,126,829
Net realized gains on investments		11,808,731			47,166,634
Net change in unrealized gains (losses) on investments		238,105,515			(304,156,369)

Net increase (decrease) in net assets resulting from operations		276,607,815			(207,862,906)

Distributions to shareholders from
Net investment income
Class A		0			(672,323)
Class B		0			(317)
Class C		0			(14,221)
Class R		0			(5,538)
Class R4		0			(9,749,314)
Class R6		0			(17,248,094)
Administrator Class		0			(5,868,441)
Investor Class		N/A			(1,506,020)[1]
Net realized gains
Class A		0			(6,570,826)
Class B		0			(1,944)
Class C		0			(130,780)
Class R		0			(23,231)
Class R4		0			(17,160,046)
Class R6		0			(33,810,493)
Administrator Class		0			(14,132,103)

Total distributions to shareholders		0			(106,893,691)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	566,805	9,224,780	13,314,397		218,134,426
Class B	0	0	2,962		47,267
Class C	4,798	76,253	61,971		996,816
Class R	1,731	28,277	24,510		411,423
Class R4	3,829,476	62,957,421	11,129,367		184,411,020
Class R6	12,867,918	211,613,836	30,536,859		503,514,864
Administrator Class	3,495,233	57,227,897	7,079,870		117,060,125
Investor Class	N/A	N/A	1,082,862	[1]	18,302,900 [1]

		341,128,464			1,042,878,841

Reinvestment of distributions
Class A	0	0	451,373		7,108,240
Class B	0	0	141		2,195
Class C	0	0	8,955		137,782
Class R	0	0	1,822		28,769
Class R4	0	0	1,666,294		26,908,961
Class R6	0	0	3,085,435		49,653,407
Administrator Class	0	0	1,242,049		19,998,935
Investor Class	N/A	N/A	90,457	[1]	1,500,603 [1]

		0			105,338,892

Please see footnote on page 48.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,370,113)	$(22,240,784)	(2,322,835)	$(36,890,791)
Class B	(4,201)	(66,137)	(4,678)	(75,655)
Class C	(16,833)	(263,234)	(58,470)	(938,684)
Class R	(1,246)	(20,028)	(5,557)	(93,587)
Class R4	(7,262,642)	(121,031,221)	(31,558,785)	(514,470,177)
Class R6	(13,519,399)	(224,995,790)	(19,005,059)	(311,167,043)
Administrator Class	(5,855,418)	(96,963,810)	(13,317,134)	(219,101,625)
Investor Class	N/A	N/A	(13,797,898)[1]	(229,181,050)[1]

		(465,581,004)		(1,311,918,612)

Net decrease in net assets resulting from capital share transactions		(124,452,540)		(163,700,879)

Total increase (decrease) in net assets		152,155,275		(478,457,476)

Net assets
Beginning of period		2,530,264,501		3,008,721,977

End of period		$2,682,419,776		$2,530,264,501

Undistributed (overdistributed) net investment income		$23,950,782		$(2,742,787)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	49

	Target 2035 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$13,639,183			$23,055,848
Net realized gains on investments		7,522,121			26,916,539
Net change in unrealized gains (losses) on investments		134,265,665			(179,695,293)

Net increase (decrease) in net assets resulting from operations		155,426,969			(129,722,906)

Distributions to shareholders from
Net investment income
Class A		(697,938)			(301,136)
Class R		(449)			(372)
Class R4		(1,451,464)			(3,545,457)
Class R6		(5,517,618)			(10,573,204)
Administrator Class		(1,072,892)			(2,304,817)
Investor Class		N/A			(1,435,192)[1]
Net realized gains
Class A		0			(4,979,880)
Class R		0			(1,055)
Class R4		0			(6,509,836)
Class R6		0			(19,919,240)
Administrator Class		0			(5,313,366)

Total distributions to shareholders		(8,740,361)			(54,883,555)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	690,737	7,323,212	18,552,591		201,310,133
Class R	5,757	61,673	4,089		42,241
Class R4	2,809,733	29,981,465	6,285,864		68,420,704
Class R6	11,301,250	120,284,890	27,717,560		300,793,731
Administrator Class	2,043,165	21,682,742	4,092,376		44,621,351
Investor Class	N/A	N/A	2,114,487	[1]	23,609,674 [1]

		179,333,982			638,797,834

Reinvestment of distributions
Class A	66,527	692,240	505,796		5,237,691
Class R	43	449	136		1,427
Class R4	139,432	1,451,464	954,353		10,055,293
Class R6	513,866	5,350,072	2,798,657		29,409,827
Administrator Class	102,625	1,072,892	722,417		7,618,183
Investor Class	N/A	N/A	129,844	[1]	1,431,195 [1]

		8,567,117			53,753,616

Please see footnote on page 50.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,907,365)	$(20,341,360)	(4,767,137)	$(48,289,542)
Class R	(95)	(1,015)	(47)	(487)
Class R4	(5,832,586)	(62,270,551)	(13,188,251)	(143,959,697)
Class R6	(10,764,964)	(115,530,170)	(17,913,876)	(192,666,848)
Administrator Class	(2,215,215)	(23,853,888)	(6,437,073)	(69,772,390)
Investor Class	N/A	N/A	(20,176,529)[1]	(221,695,444)[1]

		(221,996,984)		(676,384,408)

Net increase (decrease) in net assets resulting from capital share transactions		(34,095,885)		16,167,042

Total increase (decrease) in net assets		112,590,723		(168,439,419)

Net assets
Beginning of period		1,269,183,725		1,437,623,144

End of period		$1,381,774,448		$1,269,183,725

Undistributed (overdistributed) net investment income		$4,228,980		$(669,842)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	51

	Target 2040 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$20,049,827			$34,325,202
Net realized gains on investments		12,868,326			46,674,645
Net change in unrealized gains (losses) on investments		213,650,209			(309,570,864)

Net increase (decrease) in net assets resulting from operations		246,568,362			(228,571,017)

Distributions to shareholders from
Net investment income
Class A		(1,147,269)			(1,363,872)
Class B		(114)			(427)
Class C		(12,098)			(21,203)
Class R		(1,492)			(2,485)
Class R4		(2,762,643)			(8,186,005)
Class R6		(7,793,062)			(14,332,859)
Administrator Class		(1,955,670)			(4,465,866)
Investor Class		N/A			(1,006,626)[1]
Net realized gains
Class A		0			(6,639,292)
Class B		0			(3,025)
Class C		0			(155,995)
Class R		0			(8,919)
Class R4		0			(15,183,244)
Class R6		0			(27,150,983)
Administrator Class		0			(10,413,294)

Total distributions to shareholders		(13,672,348)			(88,934,095)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	370,768	6,702,739	7,832,531		145,840,814
Class B	0	0	3,929		71,579
Class C	10,565	179,681	37,287		657,846
Class R	1,303	23,483	10,378		197,802
Class R4	2,578,894	47,639,286	8,084,530		153,528,934
Class R6	9,739,815	180,439,424	22,577,979		425,406,090
Administrator Class	2,282,097	41,889,070	4,962,945		93,999,139
Investor Class	N/A	N/A	818,800	[1]	16,002,580 [1]

		276,873,683			835,704,784

Reinvestment of distributions
Class A	63,577	1,124,037	441,267		7,850,956
Class B	6	114	203		3,449
Class C	689	11,447	10,060		168,164
Class R	85	1,492	640		11,404
Class R4	153,055	2,762,643	1,271,924		23,369,182
Class R6	425,200	7,674,856	2,211,178		40,536,041
Administrator Class	102,588	1,849,664	813,092		14,878,081
Investor Class	N/A	N/A	52,301	[1]	1,003,724 [1]

		13,424,253			87,821,001

Please see footnote on page 52.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,000,261)	$(18,124,386)	(1,932,220)	$(34,985,826)
Class B	(1,693)	(28,260)	(3,253)	(58,388)
Class C	(34,677)	(591,921)	(65,920)	(1,132,401)
Class R	(31)	(562)	(720)	(13,176)
Class R4	(5,259,639)	(98,980,257)	(20,889,265)	(387,340,331)
Class R6	(9,686,619)	(181,649,550)	(14,202,963)	(266,513,595)
Administrator Class	(3,997,533)	(74,244,197)	(8,504,025)	(159,988,208)
Investor Class	N/A	N/A	(7,811,715)[1]	(148,868,103)[1]

		(373,619,133)		(998,900,208)

Net decrease in net assets resulting from capital share transactions		(83,321,197)		(75,374,243)

Total increase (decrease) in net assets		149,574,817		(392,879,355)

Net assets
Beginning of period		1,842,383,451		2,235,262,806

End of period		$1,991,958,268		$1,842,383,451

Undistributed (overdistributed) net investment income		$5,302,374		$(1,075,105)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	53

	Target 2045 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$8,108,504		$12,722,827
Net realized gains on investments		5,615,755		16,623,481
Net change in unrealized gains (losses) on investments		89,162,994		(125,041,631)

Net increase (decrease) in net assets resulting from operations		102,887,253		(95,695,323)

Distributions to shareholders from
Net investment income
Class A		(451,822)		(268,832)
Class R		(153)		(252)
Class R4		(980,353)		(2,188,948)
Class R6		(3,604,294)		(6,523,660)
Administrator Class		(746,082)		(1,492,836)
Investor Class		N/A		(837,020)[1]
Net realized gains
Class A		0		(2,771,190)
Class R		0		(817)
Class R4		0		(3,688,268)
Class R6		0		(11,238,044)
Administrator Class		0		(3,155,252)

Total distributions to shareholders		(5,782,704)		(32,165,119)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	528,899	5,756,827	10,643,641	119,886,949
Class R	396	4,439	251	2,795
Class R4	1,784,875	19,588,544	4,571,380	52,006,760
Class R6	9,202,082	100,951,485	20,456,922	230,687,584
Administrator Class	1,500,185	16,438,614	3,086,451	35,108,254
Investor Class	N/A	N/A	1,568,639 [1]	18,347,423 [1]

		142,739,909		456,039,765

Reinvestment of distributions
Class A	42,361	450,405	282,891	3,027,399
Class R	14	153	98	1,069
Class R4	91,865	980,353	536,817	5,877,216
Class R6	330,622	3,522,109	1,585,167	17,267,672
Administrator Class	69,378	744,430	423,857	4,648,064
Investor Class	N/A	N/A	72,282 [1]	836,392 [1]

		5,697,450		31,657,812

Payment for shares redeemed
Class A	(1,065,231)	(11,620,073)	(3,343,560)	(35,251,201)
Class R	(93)	(1,000)	(2)	(18)
Class R4	(3,183,126)	(35,054,200)	(8,821,123)	(101,240,476)
Class R6	(7,681,543)	(85,217,293)	(12,660,032)	(140,410,371)
Administrator Class	(1,379,075)	(15,328,381)	(3,775,671)	(42,382,911)
Investor Class	N/A	N/A	(11,149,642)[1]	(127,553,030)[1]

		(147,220,947)		(446,838,007)

Net increase in net assets resulting from capital share transactions		1,216,412		40,859,570

Total increase (decrease) in net assets		98,320,961		(87,000,872)

Net assets
Beginning of period		724,065,589		811,066,461

End of period		$822,386,550		$724,065,589

Undistributed net investment income		$2,467,948		$142,148

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$14,543,115			$23,349,252
Net realized gains on investments		10,223,782			29,896,358
Net change in unrealized gains (losses) on investments		159,925,053			(225,672,734)

Net increase (decrease) in net assets resulting from operations		184,691,950			(172,427,124)

Distributions to shareholders from
Net investment income
Class A		(361,554)			(186,145)
Class C		(2,553)			(3,126)
Class R		(202)			(272)
Class R4		(1,738,324)			(4,725,511)
Class R6		(7,141,031)			(13,225,354)
Administrator Class		(1,297,655)			(2,626,389)
Investor Class		N/A			(513,873)[1]
Net realized gains
Class A1		0			(1,825,085)
Class C		0			(22,958)
Class R		0			(847)
Class R4		0			(7,749,938)
Class R6		0			(21,991,674)
Administrator Class		0			(5,482,713)

Total distributions to shareholders		(10,541,319)			(58,353,885)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	586,587	6,104,664	6,951,910		74,657,726
Class C	11,957	123,908	50,243		530,074
Class R	1,097	11,536	521		5,371
Class R4	3,668,965	38,412,648	11,348,069		122,406,849
Class R6	15,299,170	160,366,894	33,537,208		360,894,394
Administrator Class	3,526,014	36,693,878	7,641,132		82,336,166
Investor Class	N/A	N/A	895,669	[1]	9,981,111 [1]

		241,713,528			650,811,691

Reinvestment of distributions
Class A	35,554	360,712	196,059		2,006,262
Class C	242	2,456	2,416		24,807
Class R	20	202	108		1,119
Class R4	170,720	1,738,324	1,191,982		12,475,449
Class R6	689,988	7,021,229	3,298,611		34,453,143
Administrator Class	123,604	1,254,844	779,371		8,109,102
Investor Class	N/A	N/A	46,705	[1]	513,287 [1]

		10,377,767			57,583,169

Please see footnote on page 55.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	55

	Target 2050 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(951,368)	$(9,925,906)	(1,176,375)	$(11,926,737)
Class C	(10,917)	(112,596)	(24,531)	(253,785)
Class R	(46)	(482)	(2)	(29)
Class R4	(5,559,860)	(59,364,797)	(21,529,377)	(225,930,036)
Class R6	(13,941,933)	(147,816,804)	(25,162,016)	(272,468,982)
Administrator Class	(4,313,434)	(45,401,070)	(9,136,641)	(97,702,104)
Investor Class	N/A	N/A	(6,875,405)[1]	(74,811,494)[1]

		(262,621,655)		(683,093,167)

Net increase (decrease) in net assets resulting from capital share transactions		(10,530,360)		25,301,693

Total increase (decrease) in net assets		163,620,271		(205,479,316)

Net assets
Beginning of period		1,269,993,570		1,475,472,886

End of period		$1,433,613,841		$1,269,993,570

Undistributed (overdistributed) net investment income		$3,990,449		$(11,347)

[1]	For the period from March 1, 2014 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$2,654,192			$3,348,997
Net realized gains (losses) on investments		1,836,302			(6,950,552)
Net change in unrealized gains (losses) on investments		28,159,778			(21,701,511)

Net increase (decrease) in net assets resulting from operations		32,650,272			(25,303,066)

Distributions to shareholders from
Net investment income
Class A		(64,257)			(29,658)
Class R		(341)			(252)
Class R4		(251,524)			(378,682)
Class R6		(1,691,131)			(2,072,829)
Administrator Class		(142,351)			(152,082)
Investor Class		N/A			(72,053)[1]
Net realized gains
Class A		0			(24,092)
Class R		0			(86)
Class R4		0			(55,238)
Class R6		0			(319,151)
Administrator Class		0			(31,756)

Total distributions to shareholders		(2,149,604)			(3,135,879)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	181,759	2,276,805	1,100,577		13,865,874
Class R	1,804	22,364	1,468		17,944
Class R4	787,120	9,876,574	1,763,543		22,488,266
Class R6	5,699,660	71,427,002	9,869,147		124,299,082
Administrator Class	782,860	9,788,929	1,127,506		14,089,884
Investor Class	N/A	N/A	320,954	[1]	4,145,234 [1]

		93,391,674			178,906,284

Reinvestment of distributions
Class A	5,177	63,119	4,195		51,885
Class R	28	341	27		338
Class R4	20,577	251,524	34,201		433,920
Class R6	125,788	1,534,481	171,963		2,165,166
Administrator Class	11,670	142,333	14,584		183,838
Investor Class	N/A	N/A	5,667	[1]	71,987 [1]

		1,991,798			2,907,134

Please see footnote on page 57.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	57

	Target 2055 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(169,886)	$(2,114,049)	(374,104)	$(4,453,123)
Class R	(23)	(296)	(191)	(2,112)
Class R4	(628,097)	(7,895,571)	(1,979,482)	(25,237,910)
Class R6	(3,452,586)	(43,558,095)	(5,605,399)	(70,687,587)
Administrator Class	(401,926)	(5,121,164)	(807,536)	(10,091,281)
Investor Class	N/A	N/A	(938,655)[1]	(11,838,163)[1]

		(58,689,175)		(122,310,176)

Net increase in net assets resulting from capital share transactions		36,694,297		59,503,242

Total increase in net assets		67,194,965		31,064,297

Net assets
Beginning of period		212,685,443		181,621,146

End of period		$279,880,408		$212,685,443

Undistributed net investment income		$1,010,847		$506,259

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2060 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016[1]

Operations
Net investment income		$40,999		$9,249
Net realized gains (losses) on investments		42,373		(83,369)
Net change in unrealized gains (losses) on investments		357,226		(56,163)

Net increase (decrease) in net assets resulting from operations		440,598		(130,283)

Distributions to shareholders from
Net investment income
Class A		(866)		(1,105)
Class C		(1,272)		0
Class R		(1,661)		(981)
Class R4		(1,185)		0
Class R6		(4,357)		(1,057)
Administrator Class		(4,055)		(2,524)

Total distributions to shareholders		(13,396)		(5,667)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	25,720	248,025	11,519	113,979
Class C	3,087	29,333	19,544	190,494
Class R	2,644	26,154	10,000	100,000
Class R4	331,622	3,318,293	39,373	372,597
Class R6	646,794	6,457,652	64,296	622,396
Administrator Class	293,554	2,898,256	58,746	570,470

		12,977,713		1,969,936

Reinvestment of distributions
Class A	93	866	120	1,105
Class C	136	1,272	0	0
Class R	180	1,661	106	981
Class R4	125	1,185	0	0
Class R6	456	4,330	113	1,057
Administrator Class	432	4,055	272	2,524

		13,369		5,667

Payment for shares redeemed
Class A	(10,493)	(103,621)	(300)	(2,643)
Class C	(35)	(329)	(101)	(947)
Class R	(2)	(24)	0	0
Class R4	(21,484)	(216,027)	(17,654)	(166,114)
Class R6	(30,781)	(308,776)	(378)	(3,576)
Administrator Class	(32,266)	(322,537)	(18,632)	(176,713)

		(951,314)		(349,993)

Net increase in net assets resulting from capital share transactions		12,039,768		1,625,610

Total increase in net assets		12,466,970		1,489,660

Net assets
Beginning of period		1,489,660		0

End of period		$13,956,630		$1,489,660

Undistributed net investment income		$29,886		$2,283

[1]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

60	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$10.41	0.06		0.42	0.00	0.00	$10.89
Year ended February 29, 2016	$10.81	0.10	[4]	(0.29)	(0.03)	(0.18)	$10.41
Year ended February 28, 2015	$10.85	0.15		0.05	(0.13)	(0.11)	$10.81
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)	$10.84
Year ended February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)	$10.86
Class B
Six months ended August 31, 2016 (unaudited)	$10.84	0.02	[4]	0.43	0.00	0.00	$11.29
Year ended February 29, 2016	$11.29	0.02	[4]	(0.29)	0.00	(0.18)	$10.84
Year ended February 28, 2015	$11.30	0.06	[4]	0.06	(0.02)	(0.11)	$11.29
Year ended February 28, 2014	$11.26	0.07	[4]	0.14	(0.03)	(0.14)	$11.30
Year ended February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)	$11.26
Year ended February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)	$11.22
Class C
Six months ended August 31, 2016 (unaudited)	$10.63	0.02	[4]	0.42	0.00	0.00	$11.07
Year ended February 29, 2016	$11.08	0.02	[4]	(0.29)	0.00	(0.18)	$10.63
Year ended February 28, 2015	$11.11	0.06	[4]	0.06	(0.04)	(0.11)	$11.08
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)	$11.09
Year ended February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)	$11.11
Class R
Six months ended August 31, 2016 (unaudited)	$10.39	0.04		0.42	0.00	0.00	$10.85
Year ended February 29, 2016	$10.80	0.07		(0.29)	(0.01)	(0.18)	$10.39
Year ended February 28, 2015	$10.85	0.11		0.06	(0.11)	(0.11)	$10.80
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Six months ended August 31, 2016 (unaudited)	$10.65	0.08	[4]	0.43	0.00	0.00	$11.16
Year ended February 29, 2016	$11.06	0.14		(0.30)	(0.07)	(0.18)	$10.65
Year ended February 28, 2015	$11.10	0.18		0.06	(0.17)	(0.11)	$11.06
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)	$11.08
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$10.64	0.10		0.41	0.00	0.00	$11.15
Year ended February 29, 2016	$11.05	0.15		(0.29)	(0.09)	(0.18)	$10.64
Year ended February 28, 2015	$11.08	0.19		0.08	(0.19)	(0.11)	$11.05
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)	$11.07
Year ended February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)	$11.09
Administrator Class
Six months ended August 31, 2016 (unaudited)	$10.63	0.07		0.42	0.00	0.00	$11.12
Year ended February 29, 2016	$11.03	0.12	[4]	(0.29)	(0.05)	(0.18)	$10.63
Year ended February 28, 2015	$11.07	0.16		0.06	(0.15)	(0.11)	$11.03
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)	$11.05
Year ended February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)	$11.07

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.15%	0.15%	0.16%	0.18%		0.25%		0.25%
Class B	0.14	0.11	0.16	0.18		0.25		0.25
Class C	0.15	0.15	0.16	0.18		0.25		0.25
Class R	0.16	0.14	0.16	0.18	[5]	N/A		N/A
Class R4	0.15	0.15	0.16	0.18		0.25	[6]	N/A
Class R6[7]	0.15	0.15	0.16	0.18		0.25		0.25
Administrator Class	0.15	0.15	0.16	0.18		0.25		0.25

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.08%	0.85%	0.76%	4.61%	16%	$66,058
0.98%	0.86%	0.77%	(1.74)%	36%	$66,656
1.26%	0.98%	0.81%	1.83%	42%	$15,537
1.29%	1.01%	0.85%	2.67%	40%	$17,467
1.39%	1.08%	0.96%	2.15%	39%	$19,815
1.69%	1.08%	0.96%	5.47%	46%	$21,822

0.32%	1.54%	1.50%	4.15%	16%	$2
0.21%	1.56%	1.52%	(2.39)%	36%	$3
0.54%	1.71%	1.56%	1.03%	42%	$11
0.62%	1.76%	1.61%	1.90%	40%	$51
0.66%	1.82%	1.71%	1.39%	39%	$108
0.97%	1.82%	1.70%	4.73%	46%	$242

0.33%	1.60%	1.51%	4.14%	16%	$3,079
0.19%	1.63%	1.53%	(2.44)%	36%	$2,763
0.51%	1.73%	1.56%	1.09%	42%	$3,471
0.54%	1.76%	1.60%	1.89%	40%	$4,287
0.64%	1.83%	1.71%	1.36%	39%	$4,945
0.94%	1.83%	1.71%	4.81%	46%	$5,100

0.81%	1.11%	1.01%	4.43%	16%	$31
0.69%	1.12%	1.02%	(2.00)%	36%	$29
1.01%	1.27%	1.06%	1.53%	42%	$28
1.02%	1.27%	1.06%	4.61%	40%	$26

1.39%	0.57%	0.45%	4.79%	16%	$272,489
1.27%	0.59%	0.45%	(1.40)%	36%	$271,674
1.62%	0.65%	0.45%	2.16%	42%	$338,108
1.66%	0.66%	0.45%	3.09%	40%	$367,184
2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

1.54%	0.42%	0.30%	4.79%	16%	$235,630
1.42%	0.43%	0.30%	(1.25)%	36%	$243,820
1.77%	0.51%	0.30%	2.41%	42%	$240,044
1.79%	0.57%	0.37%	3.23%	40%	$233,894
1.90%	0.65%	0.45%	2.63%	39%	$671,576
2.20%	0.65%	0.45%	6.09%	46%	$700,645

1.19%	0.77%	0.65%	4.61%	16%	$59,475
1.07%	0.78%	0.65%	(1.56)%	36%	$61,887
1.42%	0.82%	0.65%	1.95%	42%	$99,638
1.45%	0.85%	0.69%	2.87%	40%	$116,854
1.54%	0.92%	0.80%	2.29%	39%	$139,771
1.84%	0.92%	0.80%	5.74%	46%	$121,886

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$12.26	0.08		0.54	(0.04)	0.00	$12.84
Year ended February 29, 2016	$13.16	0.14	[4]	(0.40)	(0.06)	(0.58)	$12.26
Year ended February 28, 2015	$13.33	0.18	[4]	0.09	(0.17)	(0.27)	$13.16
Year ended February 28, 2014	$13.30	0.19	[4]	0.31	(0.17)	(0.30)	$13.33
Year ended February 28, 2013	$13.26	0.19	[4]	0.19	(0.21)	(0.13)	$13.30
Year ended February 29, 2012	$12.86	0.21	[4]	0.43	(0.24)	0.00	$13.26
Class B
Six months ended August 31, 2016 (unaudited)	$12.43	0.03	[4]	0.55	(0.01)	0.00	$13.00
Year ended February 29, 2016	$13.38	0.04	[4]	(0.39)	(0.02)	(0.58)	$12.43
Year ended February 28, 2015	$13.49	0.09	[4]	0.10	(0.03)	(0.27)	$13.38
Year ended February 28, 2014	$13.43	0.08	[4]	0.32	(0.04)	(0.30)	$13.49
Year ended February 28, 2013	$13.37	0.09	[4]	0.19	(0.09)	(0.13)	$13.43
Year ended February 29, 2012	$12.93	0.12	[4]	0.44	(0.12)	0.00	$13.37
Class C
Six months ended August 31, 2016 (unaudited)	$12.42	0.03		0.55	(0.01)	0.00	$12.99
Year ended February 29, 2016	$13.36	0.04	[4]	(0.40)	0.00	(0.58)	$12.42
Year ended February 28, 2015	$13.52	0.09		0.09	(0.07)	(0.27)	$13.36
Year ended February 28, 2014	$13.48	0.09	[4]	0.31	(0.06)	(0.30)	$13.52
Year ended February 28, 2013	$13.44	0.09		0.19	(0.11)	(0.13)	$13.48
Year ended February 29, 2012	$13.03	0.12	[4]	0.43	(0.14)	0.00	$13.44
Class R
Six months ended August 31, 2016 (unaudited)	$12.19	0.06		0.54	(0.03)	0.00	$12.76
Year ended February 29, 2016	$13.11	0.11	[4]	(0.41)	(0.04)	(0.58)	$12.19
Year ended February 28, 2015	$13.28	0.15	[4]	0.10	(0.15)	(0.27)	$13.11
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58	(0.18)	(0.30)	$13.28
Class R4
Six months ended August 31, 2016 (unaudited)	$12.38	0.10	[4]	0.55	(0.05)	0.00	$12.98
Year ended February 29, 2016	$13.30	0.18	[4]	(0.41)	(0.11)	(0.58)	$12.38
Year ended February 28, 2015	$13.46	0.23	[4]	0.10	(0.22)	(0.27)	$13.30
Year ended February 28, 2014	$13.43	0.24	[4]	0.31	(0.22)	(0.30)	$13.46
Year ended February 28, 2013[6]	$13.56	0.08		0.00 [7]	(0.08)	(0.13)	$13.43
Class R6[8]
Six months ended August 31, 2016 (unaudited)	$12.37	0.11		0.55	(0.06)	0.00	$12.97
Year ended February 29, 2016	$13.29	0.19		(0.40)	(0.13)	(0.58)	$12.37
Year ended February 28, 2015	$13.45	0.27		0.08	(0.24)	(0.27)	$13.29
Year ended February 28, 2014	$13.43	0.25	[4]	0.32	(0.25)	(0.30)	$13.45
Year ended February 28, 2013	$13.39	0.26		0.19	(0.28)	(0.13)	$13.43
Year ended February 29, 2012	$12.97	0.28		0.45	(0.31)	0.00	$13.39
Administrator Class
Six months ended August 31, 2016 (unaudited)	$12.39	0.08		0.55	(0.04)	0.00	$12.98
Year ended February 29, 2016	$13.29	0.16	[4]	(0.41)	(0.07)	(0.58)	$12.39
Year ended February 28, 2015	$13.46	0.21		0.08	(0.19)	(0.27)	$13.29
Year ended February 28, 2014	$13.42	0.21	[4]	0.32	(0.19)	(0.30)	$13.46
Year ended February 28, 2013	$13.38	0.21	[4]	0.19	(0.23)	(0.13)	$13.42
Year ended February 29, 2012	$12.97	0.24		0.43	(0.26)	0.00	$13.38

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.15%	0.15%	0.16%	0.19%		0.26%		0.26%
Class B	0.14	0.14	0.16	0.19		0.26		0.26
Class C	0.15	0.15	0.16	0.19		0.26		0.26
Class R	0.16	0.15	0.16	0.19	[5]	N/A		N/A
Class R4	0.15	0.15	0.16	0.19		0.26	[6]	N/A
Class R6[8]	0.15	0.15	0.16	0.19		0.26		0.26
Administrator Class	0.15	0.15	0.16	0.19		0.26		0.26

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.18%	0.86%	0.78%	5.06%	16%	$66,216
1.11%	0.88%	0.79%	(1.99)%	36%	$67,826
1.36%	0.99%	0.83%	2.11%	41%	$26,753
1.39%	1.02%	0.87%	3.87%	40%	$32,012
1.39%	1.08%	0.99%	2.92%	37%	$36,462
1.63%	1.08%	0.99%	5.05%	43%	$39,691

0.43%	1.59%	1.53%	4.65%	16%	$30
0.34%	1.59%	1.53%	(2.61)%	36%	$31
0.69%	1.74%	1.58%	1.42%	41%	$11
0.62%	1.77%	1.63%	3.05%	40%	$118
0.67%	1.83%	1.74%	2.12%	37%	$341
0.90%	1.83%	1.74%	4.35%	43%	$748

0.43%	1.61%	1.53%	4.69%	16%	$2,007
0.34%	1.65%	1.55%	(2.69)%	36%	$1,984
0.61%	1.75%	1.58%	1.39%	41%	$2,781
0.64%	1.77%	1.62%	3.07%	40%	$2,952
0.64%	1.83%	1.74%	2.10%	37%	$3,269
0.88%	1.83%	1.74%	4.28%	43%	$3,323

0.93%	1.12%	1.03%	4.94%	16%	$54
0.84%	1.16%	1.05%	(2.27)%	36%	$52
1.09%	1.27%	1.08%	1.92%	41%	$53
1.18%	1.29%	1.08%	5.36%	40%	$26

1.49%	0.58%	0.47%	5.27%	16%	$60,999
1.42%	0.61%	0.47%	(1.73)%	36%	$70,528
1.73%	0.66%	0.47%	2.55%	41%	$148,668
1.79%	0.67%	0.47%	4.24%	40%	$199,432
2.03%	0.75%	0.47%	0.63%	37%	$5,555

1.64%	0.43%	0.32%	5.33%	16%	$173,261
1.57%	0.45%	0.32%	(1.59)%	36%	$200,168
1.88%	0.51%	0.38%	2.71%	41%	$184,812
1.89%	0.57%	0.48%	4.35%	40%	$242,218
1.91%	0.65%	0.48%	3.43%	37%	$486,113
2.14%	0.65%	0.48%	5.61%	43%	$563,343

1.29%	0.78%	0.67%	5.12%	16%	$84,675
1.22%	0.80%	0.67%	(1.83)%	36%	$91,381
1.53%	0.86%	0.67%	2.26%	41%	$168,185
1.55%	0.92%	0.71%	4.08%	40%	$201,159
1.54%	0.92%	0.83%	3.08%	37%	$241,045
1.79%	0.93%	0.83%	5.25%	43%	$190,863

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	Amount is less than $0.005.

[8]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$9.87	0.08		0.58	(0.04)	0.00	$10.49
Year ended February 29, 2016	$10.40	0.15		(0.41)	(0.09)	(0.18)	$9.87
Year ended February 28, 2015	$10.38	0.15		0.13	(0.14)	(0.12)	$10.40
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Year ended February 28, 2013[5]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)	$10.13
Class R
Six months ended August 31, 2016 (unaudited)	$10.01	0.07		0.58	(0.03)	0.00	$10.63
Year ended February 29, 2016	$10.55	0.13		(0.42)	(0.07)	(0.18)	$10.01
Year ended February 28, 2015	$10.52	0.12		0.14	(0.11)	(0.12)	$10.55
Year ended February 28, 2014[6]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Six months ended August 31, 2016 (unaudited)	$9.91	0.09		0.58	(0.05)	0.00	$10.53
Year ended February 29, 2016	$10.43	0.18		(0.41)	(0.11)	(0.18)	$9.91
Year ended February 28, 2015	$10.40	0.18		0.14	(0.17)	(0.12)	$10.43
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Year ended February 28, 2013[5]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)	$10.14
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$9.90	0.11		0.58	(0.06)	0.00	$10.53
Year ended February 29, 2016	$10.42	0.20		(0.42)	(0.12)	(0.18)	$9.90
Year ended February 28, 2015	$10.39	0.20		0.14	(0.19)	(0.12)	$10.42
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)	$10.13
Year ended February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)	$9.98
Administrator Class
Six months ended August 31, 2016 (unaudited)	$10.02	0.08		0.60	(0.05)	0.00	$10.65
Year ended February 29, 2016	$10.55	0.16		(0.42)	(0.09)	(0.18)	$10.02
Year ended February 28, 2015	$10.52	0.17		0.14	(0.15)	(0.12)	$10.55
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)	$10.24
Year ended February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)	$10.10

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.16%	0.16%	0.19%		0.26%[5]		N/A
Class R	0.16	0.16	0.16	0.19	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.26	[5]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.26		0.26%
Administrator Class	0.16	0.16	0.16	0.19		0.26		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.55%	0.86%	0.79%	6.71%	15%	$71,977
1.55%	0.85%	0.79%	(2.54)%	36%	$74,807
1.39%	0.99%	0.84%	2.75%	39%	$1,947
1.45%	0.99%	0.84%	5.56%	38%	$332
1.28%	1.05%	0.84%	1.60%	35%	$10

1.30%	1.11%	1.04%	6.55%	15%	$45
1.25%	1.14%	1.06%	(2.78)%	36%	$42
1.16%	1.25%	1.09%	2.51%	39%	$50
1.14%	1.26%	1.09%	6.51%	38%	$27

1.86%	0.58%	0.48%	6.79%	15%	$118,271
1.83%	0.59%	0.48%	(2.22)%	36%	$127,503
1.78%	0.66%	0.48%	3.15%	39%	$180,101
1.76%	0.66%	0.48%	5.90%	38%	$189,078
1.90%	0.75%	0.48%	1.72%	35%	$2,614

2.01%	0.43%	0.33%	6.95%	15%	$362,466
1.97%	0.44%	0.33%	(2.12)%	36%	$367,041
1.92%	0.51%	0.33%	3.31%	39%	$420,676
1.88%	0.55%	0.38%	6.04%	38%	$437,620
1.87%	0.65%	0.49%	4.56%	35%	$613,945
2.05%	0.65%	0.49%	5.06%	40%	$536,453

1.66%	0.78%	0.68%	6.75%	15%	$116,041
1.54%	0.78%	0.68%	(2.45)%	36%	$122,329
1.57%	0.83%	0.68%	2.91%	39%	$188,412
1.54%	0.85%	0.72%	5.79%	38%	$211,930
1.47%	0.92%	0.84%	4.06%	35%	$194,125
1.70%	0.92%	0.84%	4.74%	40%	$84,759

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$14.19	0.12		0.98	(0.06)	0.00	$15.23
Year ended February 29, 2016	$15.24	0.22	[4]	(0.81)	(0.10)	(0.36)	$14.19
Year ended February 28, 2015	$15.14	0.20	[4]	0.33	(0.18)	(0.25)	$15.24
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)	$14.53
Year ended February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)	$14.25
Class B
Six months ended August 31, 2016 (unaudited)	$14.18	0.06	[4]	0.98	(0.02)	0.00	$15.20
Year ended February 29, 2016	$15.25	0.11	[4]	(0.80)	(0.02)	(0.36)	$14.18
Year ended February 28, 2015	$15.13	0.09	[4]	0.32	(0.04)	(0.25)	$15.25
Year ended February 28, 2014	$14.47	0.08	[4]	0.97	0.00	(0.39)	$15.13
Year ended February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)	$14.47
Year ended February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)	$14.16
Class C
Six months ended August 31, 2016 (unaudited)	$14.10	0.06		0.98	(0.03)	0.00	$15.11
Year ended February 29, 2016	$15.16	0.11	[4]	(0.79)	(0.02)	(0.36)	$14.10
Year ended February 28, 2015	$15.08	0.09		0.32	(0.08)	(0.25)	$15.16
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)	$14.49
Year ended February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)	$14.20
Class R
Six months ended August 31, 2016 (unaudited)	$14.14	0.10		0.98	(0.05)	0.00	$15.17
Year ended February 29, 2016	$15.18	0.17	[4]	(0.79)	(0.06)	(0.36)	$14.14
Year ended February 28, 2015	$15.10	0.15	[4]	0.34	(0.16)	(0.25)	$15.18
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Six months ended August 31, 2016 (unaudited)	$14.44	0.14		1.01	(0.08)	0.00	$15.51
Year ended February 29, 2016	$15.50	0.26		(0.81)	(0.15)	(0.36)	$14.44
Year ended February 28, 2015	$15.40	0.26		0.33	(0.24)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Year ended February 28, 2013[6]	$14.66	0.09		0.31	(0.08)	(0.21)	$14.77
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$14.43	0.15		1.01	(0.08)	0.00	$15.51
Year ended February 29, 2016	$15.50	0.27		(0.80)	(0.18)	(0.36)	$14.43
Year ended February 28, 2015	$15.40	0.28		0.33	(0.26)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)	$14.77
Year ended February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)	$14.47
Administrator Class
Six months ended August 31, 2016 (unaudited)	$14.40	0.13		1.00	(0.07)	0.00	$15.46
Year ended February 29, 2016	$15.46	0.23		(0.81)	(0.12)	(0.36)	$14.40
Year ended February 28, 2015	$15.36	0.23		0.33	(0.21)	(0.25)	$15.46
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)	$14.73
Year ended February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)	$14.44

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.16%	0.16%	0.19%		0.26%		0.26%
Class B	0.15	0.16	0.16	0.19		0.26		0.26
Class C	0.16	0.16	0.16	0.19		0.26		0.26
Class R	0.16	0.16	0.16	0.19	[5]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.26	[6]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.26		0.26
Administrator Class	0.16	0.16	0.16	0.19		0.26		0.26

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.59%	0.84%	0.81%	7.78%	14%	$236,275
1.49%	0.86%	0.82%	(3.86)%	34%	$230,667
1.34%	0.95%	0.86%	3.57%	36%	$64,808
1.32%	0.98%	0.90%	8.16%	35%	$75,871
1.36%	1.06%	1.01%	5.00%	32%	$74,720
1.45%	1.05%	1.01%	3.97%	35%	$74,955

0.85%	1.56%	1.56%	7.36%	14%	$33
0.74%	1.63%	1.58%	(4.55)%	34%	$40
0.61%	1.70%	1.61%	2.74%	36%	$108
0.58%	1.74%	1.66%	7.34%	35%	$238
0.63%	1.81%	1.76%	4.27%	32%	$599
0.78%	1.80%	1.76%	3.11%	35%	$1,048

0.84%	1.59%	1.56%	7.38%	14%	$6,878
0.74%	1.62%	1.58%	(4.50)%	34%	$6,355
0.59%	1.70%	1.61%	2.71%	36%	$5,509
0.57%	1.73%	1.65%	7.36%	35%	$5,208
0.61%	1.81%	1.76%	4.28%	32%	$4,514
0.68%	1.81%	1.76%	3.14%	35%	$4,600

1.34%	1.09%	1.06%	7.66%	14%	$475
1.25%	1.14%	1.08%	(4.08)%	34%	$409
1.00%	1.21%	1.11%	3.30%	36%	$744
1.07%	1.24%	1.11%	8.37%	35%	$27

1.90%	0.56%	0.50%	7.95%	14%	$404,139
1.82%	0.58%	0.50%	(3.52)%	34%	$408,501
1.72%	0.62%	0.50%	3.89%	36%	$772,604
1.70%	0.63%	0.50%	8.58%	35%	$803,141
1.72%	0.73%	0.50%	2.79%	32%	$23,050

2.04%	0.41%	0.35%	8.07%	14%	$1,327,175
1.97%	0.43%	0.35%	(3.42)%	34%	$1,116,419
1.85%	0.47%	0.35%	4.04%	36%	$1,114,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
1.95%	0.63%	0.50%	4.47%	35%	$1,540,045

1.70%	0.76%	0.70%	7.84%	14%	$513,090
1.62%	0.77%	0.70%	(3.72)%	34%	$526,327
1.50%	0.79%	0.70%	3.69%	36%	$670,893
1.52%	0.82%	0.74%	8.35%	35%	$746,910
1.47%	0.90%	0.85%	5.19%	32%	$688,261
1.63%	0.90%	0.85%	4.17%	35%	$468,494

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$9.77	0.08		0.83	(0.05)	0.00	$10.63
Year ended February 29, 2016	$10.69	0.14	[4]	(0.73)	(0.08)	(0.25)	$9.77
Year ended February 28, 2015	$10.56	0.13		0.33	(0.13)	(0.20)	$10.69
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Year ended February 28, 2013[5]	$9.83	0.04		0.33	(0.05)	(0.20)	$9.95
Class R
Six months ended August 31, 2016 (unaudited)	$9.79	0.07	[4]	0.82	(0.04)	0.00	$10.64
Year ended February 29, 2016	$10.71	0.13		(0.73)	(0.07)	(0.25)	$9.79
Year ended February 28, 2015	$10.57	0.11		0.33	(0.10)	(0.20)	$10.71
Year ended February 28, 2014[6]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Six months ended August 31, 2016 (unaudited)	$9.80	0.10		0.83	(0.06)	0.00	$10.67
Year ended February 29, 2016	$10.72	0.18		(0.73)	(0.12)	(0.25)	$9.80
Year ended February 28, 2015	$10.58	0.17		0.33	(0.16)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Year ended February 28, 2013[5]	$9.83	0.06		0.33	(0.05)	(0.20)	$9.97
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$9.80	0.11		0.81	(0.06)	0.00	$10.66
Year ended February 29, 2016	$10.71	0.20		(0.73)	(0.13)	(0.25)	$9.80
Year ended February 28, 2015	$10.57	0.19		0.33	(0.18)	(0.20)	$10.71
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)	$9.96
Year ended February 29, 2012	$9.79	0.17	[4]	0.16	(0.18)	(0.23)	$9.71
Administrator Class
Six months ended August 31, 2016 (unaudited)	$9.82	0.09		0.82	(0.05)	0.00	$10.68
Year ended February 29, 2016	$10.74	0.16		(0.73)	(0.09)	(0.25)	$9.82
Year ended February 28, 2015	$10.60	0.15		0.33	(0.14)	(0.20)	$10.74
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60
Year ended February 28, 2013	$9.74	0.14	[4]	0.45	(0.15)	(0.20)	$9.98
Year ended February 29, 2012	$9.81	0.14	[4]	0.17	(0.15)	(0.23)	$9.74

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.16%	0.16%	0.19%		0.26%[5]		N/A
Class R	0.16	0.16	0.16	0.19	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.26	[5]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.26		0.26%
Administrator Class	0.16	0.16	0.16	0.19		0.26		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	69

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.62%	0.84%	0.81%	9.30%	12%	$172,919
1.40%	0.84%	0.81%	(5.56)%	32%	$175,373
1.25%	0.96%	0.86%	4.46%	31%	$3,193
1.28%	0.97%	0.86%	10.99%	32%	$1,379
1.01%	1.06%	0.86%	3.92%	28%	$159

1.40%	1.09%	1.06%	9.07%	12%	$619
1.20%	1.13%	1.08%	(5.72)%	32%	$830
0.85%	1.21%	1.11%	4.24%	31%	$1,032
0.96%	1.22%	1.11%	10.27%	32%	$28

1.93%	0.56%	0.50%	9.49%	12%	$265,135
1.78%	0.58%	0.50%	(5.26)%	32%	$279,663
1.65%	0.63%	0.50%	4.87%	31%	$379,384
1.60%	0.63%	0.50%	11.29%	32%	$354,137
1.51%	0.73%	0.50%	4.13%	28%	$4,210

2.08%	0.41%	0.35%	9.44%	12%	$1,554,978
1.92%	0.43%	0.35%	(5.02)%	32%	$1,416,984
1.79%	0.48%	0.35%	5.03%	31%	$1,481,264
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
1.83%	0.64%	0.50%	3.77%	31%	$1,431,120

1.73%	0.76%	0.70%	9.30%	12%	$321,923
1.58%	0.77%	0.70%	(5.45)%	32%	$298,492
1.45%	0.80%	0.70%	4.65%	31%	$350,823
1.43%	0.82%	0.74%	11.11%	32%	$354,050
1.42%	0.90%	0.85%	6.27%	28%	$271,593
1.47%	0.91%	0.85%	3.49%	31%	$111,673

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$15.17	0.14		1.49	0.00	0.00	$16.80
Year ended February 29, 2016	$16.97	0.21	[4]	(1.44)	(0.14)	(0.43)	$15.17
Year ended February 28, 2015	$16.61	0.22		0.67	(0.19)	(0.34)	$16.97
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)	$15.31
Year ended February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)	$14.74
Class B
Six months ended August 31, 2016 (unaudited)	$14.95	0.08	[4]	1.47	0.00	0.00	$16.50
Year ended February 29, 2016	$16.75	0.10	[4]	(1.42)	(0.05)	(0.43)	$14.95
Year ended February 28, 2015	$16.36	0.09	[4]	0.66	(0.02)	(0.34)	$16.75
Year ended February 28, 2014	$15.08	0.08	[4]	1.80	(0.06)	(0.54)	$16.36
Year ended February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)	$15.08
Year ended February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)	$14.49
Class C
Six months ended August 31, 2016 (unaudited)	$14.79	0.07		1.46	0.00	0.00	$16.32
Year ended February 29, 2016	$16.58	0.10		(1.41)	(0.05)	(0.43)	$14.79
Year ended February 28, 2015	$16.25	0.08		0.67	(0.08)	(0.34)	$16.58
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)	$15.00
Year ended February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)	$14.45
Class R
Six months ended August 31, 2016 (unaudited)	$15.14	0.11		1.49	0.00	0.00	$16.74
Year ended February 29, 2016	$16.95	0.18		(1.44)	(0.12)	(0.43)	$15.14
Year ended February 28, 2015	$16.61	0.13	[4]	0.71	(0.16)	(0.34)	$16.95
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Six months ended August 31, 2016 (unaudited)	$15.38	0.17		1.51	0.00	0.00	$17.06
Year ended February 29, 2016	$17.20	0.28		(1.47)	(0.20)	(0.43)	$15.38
Year ended February 28, 2015	$16.83	0.26		0.70	(0.25)	(0.34)	$17.20
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Year ended February 28, 2013[6]	$15.07	0.08		0.71	(0.08)	(0.28)	$15.50
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$15.37	0.18		1.51	0.00	0.00	$17.06
Year ended February 29, 2016	$17.19	0.30		(1.46)	(0.23)	(0.43)	$15.37
Year ended February 28, 2015	$16.81	0.28		0.72	(0.28)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)	$16.81
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)	$14.91
Administrator Class
Six months ended August 31, 2016 (unaudited)	$15.37	0.15		1.51	0.00	0.00	$17.03
Year ended February 29, 2016	$17.19	0.25		(1.47)	(0.17)	(0.43)	$15.37
Year ended February 28, 2015	$16.82	0.23		0.70	(0.22)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)	$14.91

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.16%	0.16%	0.19%		0.27%		0.27%
Class B	0.15	0.16	0.16	0.19		0.27		0.27
Class C	0.16	0.16	0.16	0.19		0.27		0.27
Class R	0.16	0.16	0.16	0.19	[5]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.27	[6]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.27		0.27
Administrator Class	0.16	0.16	0.16	0.19		0.27		0.27

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	71

Ratio to average net assets (annualized)				Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)[3]
Net investment income		Gross expenses[1]	Net expenses[1]

1.63%		0.84%	0.82%	10.74%	9%	$238,877
1.32%		0.86%	0.83%	(7.37)%	30%	$227,928
1.22%		0.95%	0.87%	5.44%	26%	$60,747
1.22%		0.98%	0.91%	13.52%	29%	$65,634
1.29%		1.06%	1.02%	7.28%	25%	$60,857
1.21%		1.06%	1.02%	2.27%	26%	$60,087

1.02%		1.57%	1.57%	10.37%	9%	$20
0.65%		1.62%	1.59%	(8.03)%	30%	$81
0.53%		1.70%	1.62%	4.64%	26%	$117
0.50%		1.74%	1.67%	12.65%	29%	$290
0.57%		1.81%	1.77%	6.54%	25%	$463
0.50%		1.81%	1.77%	1.43%	26%	$872

0.88%		1.59%	1.57%	10.34%	9%	$4,946
0.63%		1.63%	1.59%	(8.05)%	30%	$4,662
0.45%		1.70%	1.62%	4.67%	26%	$5,020
0.47%		1.73%	1.66%	12.64%	29%	$4,097
0.53%		1.82%	1.77%	6.52%	25%	$3,465
0.45%		1.82%	1.77%	1.47%	26%	$3,120

1.38%		1.09%	1.07%	10.57%	9%	$951
1.11%		1.12%	1.08%	(7.57)%	30%	$853
0.72	[4]%	1.22%	1.12%	5.15%	26%	$603
0.87%		1.22%	1.12%	12.19%	29%	$28

1.94%		0.56%	0.51%	10.92%	9%	$511,277
1.73%		0.58%	0.51%	(7.07)%	30%	$513,864
1.57%		0.62%	0.51%	5.82%	26%	$897,425
1.53%		0.63%	0.51%	13.99%	29%	$850,913
1.35%		0.73%	0.51%	5.34%	25%	$19,568

2.09%		0.41%	0.36%	11.00%	9%	$1,414,234
1.85%		0.43%	0.36%	(6.93)%	30%	$1,284,324
1.72%		0.47%	0.36%	6.04%	26%	$1,185,077
1.76%		0.53%	0.41%	14.08%	29%	$1,049,122
1.80%		0.64%	0.51%	7.82%	25%	$1,478,163
1.71%		0.64%	0.51%	2.78%	26%	$1,335,729

1.75%		0.76%	0.71%	10.80%	9%	$512,115
1.52%		0.77%	0.71%	(7.27)%	30%	$498,554
1.38%		0.79%	0.71%	5.61%	26%	$643,336
1.38%		0.82%	0.75%	13.74%	29%	$685,421
1.43%		0.91%	0.86%	7.46%	25%	$572,735
1.37%		0.91%	0.86%	2.41%	26%	$395,067

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$9.89	0.09		1.10	(0.05)	0.00	$11.03
Year ended February 29, 2016	$11.32	0.15		(1.18)	(0.11)	(0.29)	$9.89
Year ended February 28, 2015	$11.02	0.12		0.56	(0.13)	(0.25)	$11.32
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Year ended February 28, 2013[4]	$9.60	0.02	[5]	0.58	(0.05)	(0.16)	$9.99
Class R
Six months ended August 31, 2016 (unaudited)	$9.95	0.07		1.11	(0.04)	0.00	$11.09
Year ended February 29, 2016	$11.39	0.11		(1.17)	(0.09)	(0.29)	$9.95
Year ended February 28, 2015	$11.09	0.10		0.55	(0.10)	(0.25)	$11.39
Year ended February 28, 2014[6]	$10.16	0.06	[5]	1.32	(0.06)	(0.39)	$11.09
Class R4
Six months ended August 31, 2016 (unaudited)	$9.91	0.10		1.11	(0.07)	0.00	$11.05
Year ended February 29, 2016	$11.33	0.18		(1.17)	(0.14)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.17		0.54	(0.16)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Year ended February 28, 2013[4]	$9.60	0.03	[5]	0.57	(0.05)	(0.16)	$9.99
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$9.91	0.11		1.10	(0.07)	0.00	$11.05
Year ended February 29, 2016	$11.33	0.19		(1.16)	(0.16)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.18		0.55	(0.18)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)	$9.99
Year ended February 29, 2012	$9.61	0.15	[5]	0.02	(0.14)	(0.14)	$9.50
Administrator Class
Six months ended August 31, 2016 (unaudited)	$9.94	0.09	[5]	1.11	(0.06)	0.00	$11.08
Year ended February 29, 2016	$11.37	0.16		(1.18)	(0.12)	(0.29)	$9.94
Year ended February 28, 2015	$11.06	0.15		0.55	(0.14)	(0.25)	$11.37
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)	$10.02
Year ended February 29, 2012	$9.65	0.12	[5]	0.01	(0.11)	(0.14)	$9.53

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.17%	0.16%	0.19%		0.27%[4]		N/A
Class R	0.16	0.17	0.16	0.19	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.27	[4]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.27		0.27%
Administrator Class	0.16	0.16	0.16	0.19		0.27		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.65%	0.84%	0.83%	12.07%	7%	$146,577
1.19%	0.84%	0.83%	(9.28)%	28%	$142,817
1.05%	0.97%	0.88%	6.33%	22%	$1,677
1.11%	0.98%	0.88%	15.82%	26%	$532
1.04%	1.07%	0.88%	6.36%	22%	$41

1.36%	1.10%	1.08%	11.90%	7%	$145
1.02%	1.13%	1.09%	(9.48)%	28%	$73
0.90%	1.23%	1.13%	5.97%	22%	$36
0.79%	1.26%	1.13%	13.76%	26%	$28

1.96%	0.56%	0.52%	12.22%	7%	$223,309
1.66%	0.59%	0.52%	(8.92)%	28%	$228,810
1.51%	0.64%	0.52%	6.63%	22%	$329,135
1.45%	0.65%	0.52%	16.28%	26%	$297,612
1.30%	0.75%	0.52%	6.38%	22%	$1,940

2.10%	0.42%	0.37%	12.30%	7%	$808,899
1.80%	0.44%	0.37%	(8.78)%	28%	$714,884
1.65%	0.49%	0.37%	6.79%	22%	$674,926
1.71%	0.55%	0.41%	16.41%	26%	$570,482
1.76%	0.66%	0.52%	8.86%	22%	$648,345
1.60%	0.66%	0.52%	1.96%	22%	$481,784

1.76%	0.77%	0.72%	12.08%	7%	$202,844
1.46%	0.78%	0.72%	(9.17)%	28%	$182,599
1.31%	0.81%	0.72%	6.50%	22%	$227,265
1.33%	0.85%	0.75%	15.96%	26%	$236,217
1.36%	0.93%	0.87%	8.48%	22%	$172,860
1.26%	0.93%	0.87%	1.55%	22%	$77,039

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$16.74	0.16		2.03	(0.10)	0.00	$18.83
Year ended February 29, 2016	$19.53	0.22	[4]	(2.27)	(0.20)	(0.54)	$16.74
Year ended February 28, 2015	$18.90	0.22		1.08	(0.21)	(0.46)	$19.53
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)	$16.92
Year ended February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)	$16.07
Class B
Six months ended August 31, 2016 (unaudited)	$15.97	0.08	[4]	1.95	(0.03)	0.00	$17.97
Year ended February 29, 2016	$18.68	0.09	[4]	(2.19)	(0.07)	(0.54)	$15.97
Year ended February 28, 2015	$18.06	0.09	[4]	1.01	(0.02)	(0.46)	$18.68
Year ended February 28, 2014	$16.18	0.07	[4]	2.59	(0.05)	(0.73)	$18.06
Year ended February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)	$16.18
Year ended February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)	$15.36
Class C
Six months ended August 31, 2016 (unaudited)	$15.71	0.08	[4]	1.91	(0.04)	0.00	$17.66
Year ended February 29, 2016	$18.38	0.09	[4]	(2.15)	(0.07)	(0.54)	$15.71
Year ended February 28, 2015	$17.85	0.06	[4]	1.02	(0.09)	(0.46)	$18.38
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)	$16.03
Year ended February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)	$15.26
Class R
Six months ended August 31, 2016 (unaudited)	$16.69	0.13		2.03	(0.08)	0.00	$18.77
Year ended February 29, 2016	$19.51	0.18		(2.28)	(0.18)	(0.54)	$16.69
Year ended February 28, 2015	$18.90	0.14	[4]	1.11	(0.18)	(0.46)	$19.51
Year ended February 28, 2014[6]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Six months ended August 31, 2016 (unaudited)	$17.09	0.18		2.09	(0.12)	0.00	$19.24
Year ended February 29, 2016	$19.93	0.28		(2.32)	(0.26)	(0.54)	$17.09
Year ended February 28, 2015	$19.28	0.29		1.10	(0.28)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)	$19.28
Year ended February 28, 2013[6]	$16.52	0.09		1.06	(0.09)	(0.34)	$17.24
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$17.09	0.20		2.09	(0.14)	0.00	$19.24
Year ended February 29, 2016	$19.93	0.32		(2.33)	(0.29)	(0.54)	$17.09
Year ended February 28, 2015	$19.27	0.30		1.13	(0.31)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)	$19.27
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)	$17.24
Year ended February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)	$16.37
Administrator Class
Six months ended August 31, 2016 (unaudited)	$17.07	0.17		2.07	(0.11)	0.00	$19.20
Year ended February 29, 2016	$19.89	0.27		(2.33)	(0.22)	(0.54)	$17.07
Year ended February 28, 2015	$19.25	0.25		1.09	(0.24)	(0.46)	$19.89
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)	$17.21
Year ended February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)	$16.34

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.16%	0.16%	0.19%		0.27%		0.27%
Class B	0.16	0.16	0.16	0.19		0.27		0.27
Class C	0.16	0.16	0.16	0.19		0.27		0.27
Class R	0.16	0.17	0.16	0.19	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.27	[6]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.27		0.27
Administrator Class	0.16	0.16	0.16	0.19		0.27		0.27

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.66%	0.84%	0.83%	13.11%	6%	$216,659
1.23%	0.87%	0.84%	(10.72)%	27%	$202,038
1.11%	0.96%	0.88%	7.01%	18%	$111,874
1.15%	0.99%	0.92%	17.54%	25%	$114,233
1.25%	1.08%	1.03%	8.99%	20%	$104,836
1.06%	1.08%	1.03%	0.85%	20%	$103,841

0.93%	1.59%	1.58%	12.72%	6%	$69
0.54%	1.63%	1.60%	(11.41)%	27%	$88
0.49%	1.70%	1.63%	6.20%	18%	$87
0.42%	1.75%	1.68%	16.63%	25%	$344
0.54%	1.83%	1.78%	8.15%	20%	$747
0.34%	1.83%	1.78%	0.12%	20%	$1,564

0.92%	1.59%	1.58%	12.70%	6%	$4,781
0.54%	1.63%	1.60%	(11.39)%	27%	$4,621
0.35%	1.71%	1.63%	6.15%	18%	$5,747
0.40%	1.74%	1.67%	16.68%	25%	$4,813
0.50%	1.83%	1.78%	8.18%	20%	$4,040
0.30%	1.83%	1.78%	0.14%	20%	$3,623

1.41%	1.09%	1.08%	12.99%	6%	$351
0.97%	1.12%	1.09%	(10.96)%	27%	$289
0.72%	1.23%	1.13%	6.71%	18%	$137
0.75%	1.24%	1.13%	14.96%	25%	$29

1.97%	0.56%	0.52%	13.35%	6%	$384,953
1.64%	0.59%	0.52%	(10.45)%	27%	$385,259
1.47%	0.63%	0.52%	7.35%	18%	$678,944
1.42%	0.64%	0.52%	18.02%	25%	$635,241
1.12%	0.75%	0.52%	7.13%	20%	$13,651

2.12%	0.41%	0.37%	13.43%	6%	$1,055,550
1.75%	0.43%	0.37%	(10.32)%	27%	$929,672
1.61%	0.48%	0.37%	7.57%	18%	$872,914
1.70%	0.54%	0.42%	18.14%	25%	$724,856
1.76%	0.65%	0.52%	9.50%	20%	$993,528
1.55%	0.65%	0.52%	1.37%	20%	$846,499

1.78%	0.76%	0.72%	13.15%	6%	$329,594
1.42%	0.78%	0.72%	(10.56)%	27%	$320,415
1.27%	0.80%	0.72%	7.10%	18%	$427,789
1.30%	0.83%	0.76%	17.79%	25%	$452,487
1.39%	0.92%	0.87%	9.14%	20%	$360,567
1.22%	0.92%	0.87%	1.00%	20%	$256,378

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$10.07	0.09	[4]	1.30	(0.06)	0.00	$11.40
Year ended February 29, 2016	$11.85	0.16		(1.52)	(0.13)	(0.29)	$10.07
Year ended February 28, 2015	$11.43	0.11	[4]	0.72	(0.13)	(0.28)	$11.85
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Year ended February 28, 2013[5]	$9.64	0.03		0.68	(0.05)	(0.13)	$10.17
Class R
Six months ended August 31, 2016 (unaudited)	$10.19	0.08		1.31	(0.05)	0.00	$11.53
Year ended February 29, 2016	$11.97	0.11		(1.51)	(0.09)	(0.29)	$10.19
Year ended February 28, 2015	$11.54	0.10		0.71	(0.10)	(0.28)	$11.97
Year ended February 28, 2014[6]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Six months ended August 31, 2016 (unaudited)	$10.11	0.11		1.31	(0.08)	0.00	$11.45
Year ended February 29, 2016	$11.89	0.18		(1.51)	(0.16)	(0.29)	$10.11
Year ended February 28, 2015	$11.46	0.17		0.71	(0.17)	(0.28)	$11.89
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Year ended February 28, 2013[5]	$9.64	0.06		0.66	(0.05)	(0.13)	$10.18
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$10.10	0.12		1.29	(0.08)	0.00	$11.43
Year ended February 29, 2016	$11.87	0.19		(1.49)	(0.18)	(0.29)	$10.10
Year ended February 28, 2015	$11.44	0.18		0.71	(0.18)	(0.28)	$11.87
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)	$10.17
Year ended February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)	$9.55
Administrator Class
Six months ended August 31, 2016 (unaudited)	$10.16	0.10		1.31	(0.07)	0.00	$11.50
Year ended February 29, 2016	$11.94	0.16		(1.51)	(0.14)	(0.29)	$10.16
Year ended February 28, 2015	$11.51	0.14		0.71	(0.14)	(0.28)	$11.94
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)	$10.23
Year ended February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)	$9.59

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.17%	0.16%	0.19%		0.27%[5]		N/A
Class R	0.16	0.16	0.16	0.19	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.27	[5]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.27		0.27%
Administrator Class	0.16	0.16	0.16	0.19		0.27		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	77

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.68%	0.86%	0.83%	13.86%	4%	$81,586
1.09%	0.86%	0.83%	(11.70)%	26%	$77,062
0.96%	0.99%	0.88%	7.41%	16%	$793
1.09%	1.01%	0.88%	18.54%	24%	$167
1.08%	1.10%	0.88%	7.41%	19%	$13

1.43%	1.10%	1.08%	13.69%	4%	$37
1.01%	1.14%	1.09%	(11.84)%	26%	$30
0.83%	1.25%	1.13%	7.11%	16%	$31
0.68%	1.30%	1.13%	15.52%	24%	$29

1.99%	0.57%	0.52%	14.08%	4%	$134,226
1.61%	0.60%	0.52%	(11.41)%	26%	$131,789
1.44%	0.66%	0.52%	7.79%	16%	$199,015
1.39%	0.68%	0.52%	18.99%	24%	$174,582
1.29%	0.78%	0.52%	7.55%	19%	$1,246

2.13%	0.43%	0.37%	14.07%	4%	$481,997
1.73%	0.45%	0.37%	(11.21)%	26%	$407,094
1.58%	0.51%	0.37%	7.96%	16%	$367,164
1.67%	0.57%	0.42%	19.07%	24%	$291,293
1.74%	0.69%	0.52%	9.85%	19%	$324,476
1.51%	0.67%	0.52%	1.16%	19%	$215,067

1.78%	0.78%	0.72%	13.91%	4%	$124,541
1.39%	0.79%	0.72%	(11.55)%	26%	$108,091
1.24%	0.83%	0.72%	7.54%	16%	$130,175
1.28%	0.87%	0.75%	18.65%	24%	$126,533
1.35%	0.96%	0.87%	9.49%	19%	$85,590
1.18%	0.94%	0.87%	0.85%	19%	$39,964

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$9.61	0.09		1.26	(0.06)	0.00	$10.90
Year ended February 29, 2016	$11.34	0.11	[4]	(1.44)	(0.12)	(0.28)	$9.61
Year ended February 28, 2015	$10.93	0.11		0.69	(0.13)	(0.26)	$11.34
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Year ended February 28, 2013[5]	$9.29	0.03		0.65	(0.05)	(0.20)	$9.72
Class C
Six months ended August 31, 2016 (unaudited)	$9.58	0.05		1.26	(0.03)	0.00	$10.86
Year ended February 29, 2016	$11.30	0.06		(1.46)	(0.04)	(0.28)	$9.58
Year ended February 28, 2015	$10.91	0.04		0.68	(0.07)	(0.26)	$11.30
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Year ended February 28, 2013[5]	$9.29	0.02		0.64	(0.04)	(0.20)	$9.71
Class R
Six months ended August 31, 2016 (unaudited)	$9.63	0.07		1.27	(0.05)	0.00	$10.92
Year ended February 29, 2016	$11.37	0.11		(1.47)	(0.10)	(0.28)	$9.63
Year ended February 28, 2015	$10.95	0.09		0.68	(0.09)	(0.26)	$11.37
Year ended February 28, 2014[6]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Six months ended August 31, 2016 (unaudited)	$9.64	0.10	[4]	1.28	(0.08)	0.00	$10.94
Year ended February 29, 2016	$11.38	0.17		(1.48)	(0.15)	(0.28)	$9.64
Year ended February 28, 2015	$10.96	0.16		0.68	(0.16)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)	$10.96
Year ended February 28, 2013[5]	$9.29	0.05		0.64	(0.05)	(0.20)	$9.73
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$9.64	0.11		1.27	(0.08)	0.00	$10.94
Year ended February 29, 2016	$11.37	0.18		(1.46)	(0.17)	(0.28)	$9.64
Year ended February 28, 2015	$10.95	0.17		0.68	(0.17)	(0.26)	$11.37
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)	$10.95
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)	$9.72
Year ended February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)	$9.20
Administrator Class
Six months ended August 31, 2016 (unaudited)	$9.61	0.09		1.28	(0.07)	0.00	$10.91
Year ended February 29, 2016	$11.34	0.15		(1.47)	(0.13)	(0.28)	$9.61
Year ended February 28, 2015	$10.92	0.13		0.69	(0.14)	(0.26)	$11.34
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)	$10.92
Year ended February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)	$9.70
Year ended February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)	$9.18

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.17%	0.16%	0.21%		0.27%[5]		N/A
Class C	0.16	0.16	0.16	0.21		0.27	[5]	N/A
Class R	0.18	0.19	0.16	0.21	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.21		0.27	[5]	N/A
Class R6[7]	0.16	0.16	0.16	0.21		0.27		0.27%
Administrator Class	0.16	0.16	0.16	0.21		0.27		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	79

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.68%	0.84%	0.83%	14.10%	4%	$63,052
1.05%	0.86%	0.83%	(11.93)%	26%	$58,749
0.94%	0.97%	0.88%	7.52%	16%	$1,629
1.00%	0.98%	0.88%	18.62%	23%	$210
1.07%	1.05%	0.88%	7.49%	19%	$11

0.93%	1.59%	1.58%	13.66%	4%	$1,028
0.49%	1.64%	1.60%	(12.56)%	26%	$894
0.20%	1.72%	1.63%	6.70%	16%	$737
0.39%	1.73%	1.63%	17.68%	23%	$163
0.16%	1.81%	1.63%	7.31%	19%	$17

1.41%	1.12%	1.08%	13.98%	4%	$48
1.00%	1.17%	1.10%	(12.21)%	26%	$32
0.82%	1.25%	1.13%	7.20%	16%	$31
0.69%	1.27%	1.13%	15.67%	23%	$29

1.99%	0.56%	0.52%	14.33%	4%	$229,819
1.61%	0.59%	0.52%	(11.72)%	26%	$219,157
1.43%	0.64%	0.52%	7.82%	16%	$360,833
1.39%	0.65%	0.52%	19.10%	23%	$307,320
1.03%	0.76%	0.52%	7.63%	19%	$6,538

2.14%	0.41%	0.37%	14.40%	4%	$937,043
1.72%	0.44%	0.37%	(11.51)%	26%	$806,152
1.58%	0.49%	0.37%	7.98%	16%	$818,335
1.66%	0.55%	0.41%	19.28%	23%	$693,648
1.75%	0.67%	0.52%	9.94%	19%	$754,088
1.53%	0.66%	0.52%	1.11%	19%	$651,308

1.79%	0.76%	0.72%	14.27%	4%	$202,623
1.39%	0.78%	0.72%	(11.86)%	26%	$185,008
1.23%	0.81%	0.72%	7.64%	16%	$226,405
1.28%	0.85%	0.75%	18.79%	23%	$202,276
1.38%	0.94%	0.87%	9.59%	19%	$141,212
1.18%	0.93%	0.87%	0.81%	19%	$89,984

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$11.56	0.11		1.51	(0.08)	0.00	$13.10
Year ended February 29, 2016	$13.28	0.14	[4]	(1.71)	(0.12)	(0.03)	$11.56
Year ended February 28, 2015	$12.63	0.13		0.80	(0.14)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.13)	(0.15)	$12.63
Year ended February 28, 2013[5]	$10.19	0.03	[4]	0.72	(0.04)	0.00	$10.90
Class R
Six months ended August 31, 2016 (unaudited)	$11.45	0.09		1.51	(0.08)	0.00	$12.97
Year ended February 29, 2016	$13.16	0.12		(1.71)	(0.09)	(0.03)	$11.45
Year ended February 28, 2015	$12.51	0.11		0.79	(0.11)	(0.14)	$13.16
Year ended February 28, 2014[6]	$11.01	0.06		1.65	(0.06)	(0.15)	$12.51
Class R4
Six months ended August 31, 2016 (unaudited)	$11.59	0.12		1.53	(0.10)	0.00	$13.14
Year ended February 29, 2016	$13.32	0.20		(1.74)	(0.16)	(0.03)	$11.59
Year ended February 28, 2015	$12.65	0.18		0.81	(0.18)	(0.14)	$13.32
Year ended February 28, 2014	$10.91	0.15		1.90	(0.16)	(0.15)	$12.65
Year ended February 28, 2013[5]	$10.19	0.04	[4]	0.72	(0.04)	0.00	$10.91
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$11.57	0.13		1.53	(0.11)	0.00	$13.12
Year ended February 29, 2016	$13.29	0.21		(1.72)	(0.18)	(0.03)	$11.57
Year ended February 28, 2015	$12.63	0.19		0.80	(0.19)	(0.14)	$13.29
Year ended February 28, 2014	$10.90	0.19		1.87	(0.18)	(0.15)	$12.63
Year ended February 28, 2013	$10.08	0.15		0.83	(0.16)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.08	[4]	0.00 [9]	0.00	0.00	$10.08
Administrator Class
Six months ended August 31, 2016 (unaudited)	$11.57	0.11		1.51	(0.09)	0.00	$13.10
Year ended February 29, 2016	$13.28	0.17		(1.71)	(0.14)	(0.03)	$11.57
Year ended February 28, 2015	$12.62	0.14		0.81	(0.15)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.14)	(0.15)	$12.62
Year ended February 28, 2013	$10.06	0.14	[4]	0.81	(0.11)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.06	[4]	0.00 [9]	0.00	0.00	$10.06

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.17%	0.16%	0.18%		0.27%[5]		N/A
Class R	0.16	0.20	0.16	0.18	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.18		0.27	[5]	N/A
Class R6[7]	0.16	0.16	0.16	0.18		0.27		0.27%[8]
Administrator Class	0.16	0.16	0.16	0.18		0.27		0.27	[8]

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

[8]	For the period from June 30, 2011 (commencement of class operations) to February 29, 2012

[9]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	81

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.68%	0.90%	0.83%	14.11%	4%	$10,353
1.15%	0.94%	0.84%	(11.93)%	26%	$8,940
0.97%	1.07%	0.88%	7.46%	16%	$565
1.10%	1.19%	0.88%	18.69%	23%	$66
1.05%	1.44%	0.88%	7.39%	19%	$14

1.40%	1.14%	1.08%	13.98%	4%	$71
0.98%	1.24%	1.09%	(12.16)%	26%	$42
0.83%	1.36%	1.13%	7.24%	16%	$31
0.73%	1.48%	1.13%	15.66%	23%	$29

1.99%	0.62%	0.52%	14.33%	4%	$33,172
1.61%	0.66%	0.52%	(11.70)%	26%	$27,193
1.41%	0.74%	0.52%	7.92%	16%	$33,651
1.40%	0.86%	0.52%	19.06%	23%	$20,591
1.51%	1.09%	0.52%	7.51%	19%	$33

2.13%	0.47%	0.37%	14.43%	4%	$214,435
1.72%	0.51%	0.37%	(11.52)%	26%	$161,764
1.55%	0.59%	0.37%	8.01%	16%	$126,822
1.63%	0.75%	0.40%	19.18%	23%	$74,427
1.69%	1.17%	0.52%	9.90%	19%	$36,345
1.33%	4.06%	0.52%	0.80%	19%	$8,963

1.78%	0.82%	0.72%	14.09%	4%	$21,849
1.37%	0.85%	0.72%	(11.75)%	26%	$14,747
1.16%	0.91%	0.72%	7.66%	16%	$12,493
1.28%	1.05%	0.75%	18.70%	23%	$8,462
1.36%	1.45%	0.87%	9.52%	19%	$4,739
0.87%	2.14%	0.87%	0.60%	19%	$1,794

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2060 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$8.84	0.08	[4]	1.14	(0.05)	$10.01
Year ended February 29, 2016[5]	$10.00	0.06		(1.11)	(0.11)	$8.84
Class C
Six months ended August 31, 2016 (unaudited)	$8.90	0.04		1.14	(0.06)	$10.02
Year ended February 29, 2016[5]	$10.00	0.01		(1.11)	0.00	$8.90
Class R
Six months ended August 31, 2016 (unaudited)	$8.84	0.07	[4]	1.11	(0.16)	$9.86
Year ended February 29, 2016[5]	$10.00	0.05		(1.11)	(0.10)	$8.84
Class R4
Six months ended August 31, 2016 (unaudited)	$8.97	0.09	[4]	1.16	(0.03)	$10.19
Year ended February 29, 2016[5]	$10.00	0.08	[4]	(1.11)	0.00	$8.97
Class R6
Six months ended August 31, 2016 (unaudited)	$8.95	0.09	[4]	1.16	(0.04)	$10.16
Year ended February 29, 2016[5]	$10.00	0.09	[4]	(1.12)	(0.02)	$8.95
Administrator Class
Six months ended August 31, 2016 (unaudited)	$8.89	0.08	[4]	1.15	(0.07)	$10.05
Year ended February 29, 2016[5]	$10.00	0.07		(1.12)	(0.06)	$8.89

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016[5]
Class A	0.16%	0.15%
Class C	0.16	0.16
Class R	0.18	0.17
Class R4	0.16	0.16
Class R6	0.16	0.16
Administrator Class	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	83

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.55%	7.02%	0.83%	13.80%	4%	$267
0.97%	14.47%	0.83%	(10.59)%	26%	$100

0.87%	8.44%	1.58%	13.27%	4%	$227
0.21%	15.14%	1.58%	(11.00)%	26%	$173

1.37%	7.93%	1.08%	13.51%	4%	$128
0.72%	14.73%	1.08%	(10.66)%	26%	$89

1.71%	3.89%	0.52%	13.91%	4%	$3,383
1.29%	14.19%	0.52%	(10.30)%	26%	$195

1.87%	4.09%	0.37%	13.99%	4%	$6,915
1.41%	14.05%	0.37%	(10.30)%	26%	$573

1.54%	4.70%	0.72%	13.84%	4%	$3,037
1.10%	14.35%	0.72%	(10.50)%	26%	$359

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Dow Jones Target Today Fund (“Target Today Fund”), Wells Fargo Dow Jones Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Dow Jones Target 2015 Fund (“Target 2015 Fund” ), Wells Fargo Dow Jones Target 2020 Fund (“Target 2020 Fund” ), Wells Fargo Dow Jones Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Dow Jones Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Dow Jones Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Dow Jones Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Dow Jones Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Dow Jones Target 2050 Fund (“Target 2050 Fund”), Wells Fargo Dow Jones Target 2055 Fund (“Target 2055 Fund”), and Wells Fargo Dow Jones Target 2060 Fund (“Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

After the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class in the applicable Funds received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the applicable Funds.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios of Wells Fargo Master Trust, a registered open-end management investment company. Each Fund invests in Wells Fargo Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Diversified Stock Portfolio (“Diversified Stock Portfolio”) and Wells Fargo Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended August 31, 2016 are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2016, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund		Target 2060 Fund
Wells Fargo Diversified Fixed Income Portfolio	6%	4%	8%	28%	21%	18%	6%	6%	1%	2%	0	%*	0	%*
Wells Fargo Diversified Stock Portfolio	1	1	2	9	12	18	11	19	9	15	3		0	*
Wells Fargo Short-Term Investment Portfolio	21	10	3	12	12	13	7	10	4	7	1		0	*

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	85

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 29, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows:

	No expiration
	Short-term	Long-term
Target 2055 Fund	$244,295	$0
Target 2060 Fund	14,099	24,669

At February 29, 2016, current year deferred post-October capital losses and late-year ordinary losses, which were recognized on the first day of the current fiscal year were as follows:

	Deferred post-October capital losses		Late-year ordinary losses deferred
	Short-term	Long-term
Target Today Fund	$0	$0	$706,386
Target 2010 Fund	0	0	592,599
Target 2015 Fund	0	0	1,163,269
Target 2020 Fund	0	0	1,811,667
Target 2025 Fund	0	0	1,217,250
Target 2030 Fund	0	0	207,630
Target 2055 Fund	2,993,109	3,714,064	0
Target 2060 Fund	19,939	24,169	0

86	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

As of August 31, 2016, each Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At August 31, 2016, the affiliated Master Portfolios do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

At August 31, 2016, aggregate fair value of the affiliated Master Portfolios held in each Fund was as follows:

Fair value of affiliated Master Portfolios
Target Today Fund	$638,186,997
Target 2010 Fund	391,798,136
Target 2015 Fund	669,151,282
Target 2020 Fund	2,505,886,694
Target 2025 Fund	2,317,403,999
Target 2030 Fund	2,718,651,683
Target 2035 Fund	1,384,499,732
Target 2040 Fund	2,027,091,411
Target 2045 Fund	823,356,048
Target 2050 Fund	1,452,994,560
Target 2055 Fund	280,280,894
Target 2060 Fund	13,646,240

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.20% and declining to 0.18% as the average daily net assets of each Fund increase. For the six months ended August 31, 2016, the management fee for each Fund was equivalent to an annual rate of 0.20% of each Fund’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	87

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class
Target Today Fund	0.76%	1.51%	1.51%	1.01%	0.45%	0.30%	0.65%
Target 2010 Fund	0.78	1.53	1.53	1.03	0.47	0.32	0.67
Target 2015 Fund	0.79	N/A	N/A	1.04	0.48	0.33	0.68
Target 2020 Fund	0.81	1.56	1.56	1.06	0.50	0.35	0.70
Target 2025 Fund	0.81	N/A	N/A	1.06	0.50	0.35	0.70
Target 2030 Fund	0.82	1.57	1.57	1.07	0.51	0.36	0.71
Target 2035 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72
Target 2040 Fund	0.83	1.58	1.58	1.08	0.52	0.37	0.72
Target 2045 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72
Target 2050 Fund	0.83	N/A	1.58	1.08	0.52	0.37	0.72
Target 2055 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72
Target 2060 Fund	0.83	N/A	1.58	1.08	0.52	0.37	0.72

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

88	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six month ended August 31, 2016, Funds Distributor received the following amounts in front-end sales charges.

Front-end sales charges
Class A
Target Today Fund	$338
Target 2010 Fund	63
Target 2015 Fund	339
Target 2020 Fund	539
Target 2025 Fund	185
Target 2030 Fund	1,130
Target 2035 Fund	266
Target 2040 Fund	1,774
Target 2045 Fund	99
Target 2050 Fund	2,264
Target 2055 Fund	608
Target 2060 Fund	716

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of each applicable Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2016 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Target Today Fund	$78,888,770	$22,585,295	$55,060,929	$20,675,730
Target 2010 Fund	52,106,575	14,968,055	36,368,123	13,806,249
Target 2015 Fund	104,223,406	30,460,130	72,743,403	29,166,539
Target 2020 Fund	342,866,740	108,459,510	239,306,067	120,523,374
Target 2025 Fund	254,364,725	92,885,255	177,535,511	126,394,950
Target 2030 Fund	219,242,665	99,606,039	153,021,841	167,134,810
Target 2035 Fund	75,084,355	46,400,956	52,405,613	93,824,507
Target 2040 Fund	66,640,473	62,817,377	46,512,151	147,682,979
Target 2045 Fund	15,350,115	24,129,199	10,713,713	62,776,182
Target 2050 Fund	18,757,174	41,596,054	13,091,691	112,766,896
Target 2055 Fund	3,595,433	8,021,132	2,509,456	21,758,029
Target 2060 Fund	175,053	390,531	122,180	1,059,349

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	89

6. BANK BORROWINGS

The Trust is party to a $30,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.175% of the unused balance is allocated to each participating fund. For the six months ended August 31, 2016, there were no borrowings by the Funds under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On September 26, 2016, the Funds declared distributions from net investment income to shareholders of record on September 23, 2016. The per share amounts payable on September 27, 2016 were as follows:

Net investment income	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund
Class A	$0.03195	$0.03235	$0.04784	$0.03306	$0.03568	$0.06576	$0.03833	$0.03745	$0.04234	$0.01993
Class B	0.00684	N/A	0.01663	N/A	N/A	0.03295	N/A	N/A	N/A	N/A
Class C	0.00523	N/A	0.02090	N/A	N/A	0.03319	N/A	0.01786	N/A	0.00035
Class R	0.02445	0.02554	0.03840	0.02679	0.03012	0.05485	0.03193	0.03264	0.03599	0.01499
Class R4	0.04186	0.04060	0.05973	0.04163	0.04468	0.08014	0.04704	0.04585	0.05283	0.02714
Class R6	0.04709	0.04459	0.06569	0.04555	0.04871	0.08774	0.05115	0.05007	0.05743	0.02971
Administrator Class	0.03503	0.03454	0.05114	0.03566	0.03829	0.06985	0.04039	0.04004	0.04554	0.02349

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

90	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 26.40%
FHLB	0.88-6.00%	9-8-2017 to 11-1-2043	$99,858,099	$105,591,908	1.81%
FHLMC	0.75-6.75	12-1-2016 to 9-14-2046	298,568,649	317,897,176	5.46
FHLMC	2.50	5-1-2031	12,710,547	13,152,162	0.23
FHLMC	3.00	8-1-2045	11,672,034	12,115,254	0.21
FNMA	0.00-7.25	9-1-2016 to 9-14-2046	543,349,651	579,298,977	9.94
FNMA %%	3.00	9-19-2031	13,000,000	13,606,204	0.23
FNMA	3.00	5-1-2046	13,426,898	13,935,459	0.24
FNMA	3.00	8-1-2046	13,988,318	14,518,144	0.25
FNMA %%	3.00	9-14-2046	14,625,000	15,166,581	0.26
FNMA	3.50	1-1-2045	14,197,359	14,956,519	0.26
FNMA	3.50	2-1-2046	12,729,452	13,410,120	0.23
FNMA	3.50	2-1-2046	13,166,070	13,870,085	0.24
GNMA	3.00-7.00	11-15-2023 to 7-20-2046	292,449,085	313,770,318	5.38
GNMA %%	3.00	9-21-2046	16,800,000	17,589,469	0.30
GNMA	3.50	4-20-2043	12,024,236	12,789,651	0.22
GNMA	3.50	4-20-2045	14,167,295	15,148,047	0.26
GNMA	3.50	4-20-2046	15,531,032	16,494,183	0.28
GNMA %%	3.50	9-21-2046	24,075,000	25,544,892	0.44
Other securities				9,587,229	0.16

Total Agency Securities (Cost $1,491,864,872)				1,538,442,378	26.40

Corporate Bonds and Notes: 20.82%

Consumer Discretionary: 1.99%

Auto Components: 0.05%
Other securities				3,180,171	0.05

Automobiles: 0.08%
Other securities				4,754,937	0.08

Diversified Consumer Services: 0.04%
Other securities				2,379,700	0.04

Hotels, Restaurants & Leisure: 0.15%
Other securities				8,950,956	0.15

Household Durables: 0.09%
Other securities				4,988,436	0.09

Internet & Catalog Retail: 0.10%
Other securities				5,776,351	0.10

Leisure Products: 0.01%
Other securities				645,096	0.01

Media: 1.06%
Other securities				61,605,668	1.06

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	91

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Multiline Retail: 0.14%
Other securities				$8,016,351	0.14%

Specialty Retail: 0.25%
Other securities				14,484,445	0.25

Textiles, Apparel & Luxury Goods: 0.02%
Other securities				1,406,443	0.02

Consumer Staples: 2.01%

Beverages: 0.66%
Other securities				38,318,026	0.66

Food & Staples Retailing: 0.55%
Other securities				32,101,544	0.55

Food Products: 0.40%
Other securities				23,150,211	0.40

Household Products: 0.12%
Other securities				6,903,258	0.12

Personal Products: 0.00%
Other securities				270,273	0.00

Tobacco: 0.28%
Other securities				16,380,945	0.28

Energy: 1.77%

Energy Equipment & Services: 0.13%
Other securities				7,411,507	0.13

Oil, Gas & Consumable Fuels: 1.64%
Other securities				95,588,600	1.64

	Interest rate	Maturity date	Principal
Financials: 6.20%

Banks: 2.39%
Wachovia Bank NA (l)	5.85%	2-1-2037	$1,000,000	1,270,804	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	843,014	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	829,965	0.01
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,061,915	0.02
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	1,003,727	0.02
Wells Fargo & Company (l)	2.15	1-30-2020	2,500,000	2,540,693	0.04
Wells Fargo & Company (l)	3.00	2-19-2025	1,250,000	1,284,808	0.02
Wells Fargo & Company (l)	3.00	4-22-2026	1,250,000	1,281,340	0.02
Wells Fargo & Company (l)	3.30	9-9-2024	1,500,000	1,584,654	0.03
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	786,196	0.01
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,067,960	0.02
Wells Fargo & Company (l)	3.90	5-1-2045	600,000	635,458	0.01
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,085,518	0.02

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	4.13%	8-15-2023	$1,000,000	$1,090,789	0.02%
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,389,594	0.02
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,201,227	0.02
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,248,846	0.02
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,581,108	0.03
Wells Fargo Bank NA (l)	1.65	1-22-2018	750,000	754,318	0.01
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	449,998	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	552,500	0.01
Other securities				115,471,078	2.00

				139,015,510	2.39

Capital Markets: 1.15%
Other securities				66,936,160	1.15

Consumer Finance: 0.90%
Other securities				52,455,813	0.90

Diversified Financial Services: 0.29%
Other securities				17,171,282	0.29

Insurance: 0.78%
Other securities				45,594,954	0.78

Real Estate Management & Development: 0.01%
Other securities				599,924	0.01

REITs: 0.68%
Other securities				39,603,969	0.68

Thrifts & Mortgage Finance: 0.00%
Other securities				152,361	0.00

Health Care: 2.27%

Biotechnology: 0.61%
Other securities				35,792,601	0.61

Health Care Equipment & Supplies: 0.37%
Other securities				21,315,482	0.37

Health Care Providers & Services: 0.61%
Other securities				35,606,500	0.61

Life Sciences Tools & Services: 0.05%
Other securities				2,788,189	0.05

Pharmaceuticals: 0.63%
Other securities				36,802,450	0.63

Industrials: 1.52%

Aerospace & Defense: 0.43%
Other securities				24,711,551	0.43

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	93

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Air Freight & Logistics: 0.11%
Other securities	$6,126,855	0.11%

Airlines: 0.05%
Other securities	3,056,131	0.05

Building Products: 0.00%
Other securities	227,188	0.00

Commercial Services & Supplies: 0.11%
Other securities	6,584,421	0.11

Electrical Equipment: 0.09%
Other securities	5,467,505	0.09

Industrial Conglomerates: 0.10%
Other securities	5,692,743	0.10

Machinery: 0.22%
Other securities	12,615,278	0.22

Professional Services: 0.02%
Other securities	1,160,475	0.02

Road & Rail: 0.33%
Other securities	19,361,475	0.33

Trading Companies & Distributors: 0.06%
Other securities	3,366,066	0.06

Information Technology: 1.71%

Communications Equipment: 0.21%
Other securities	12,201,313	0.21

Electronic Equipment, Instruments & Components: 0.06%
Other securities	3,547,658	0.06

Internet Software & Services: 0.04%
Other securities	2,362,059	0.04

IT Services: 0.35%
Other securities	20,247,825	0.35

Semiconductors & Semiconductor Equipment: 0.19%
Other securities	10,825,113	0.19

Software: 0.43%
Other securities	25,010,883	0.43

Technology Hardware, Storage & Peripherals: 0.43%
Other securities	25,336,727	0.43

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Materials: 0.61%

Chemicals: 0.37%
Other securities				$21,473,980	0.37%

Construction Materials: 0.00%
Other securities				133,359	0.00

Containers & Packaging: 0.02%
Other securities				1,194,933	0.02

Metals & Mining: 0.11%
Other securities				6,032,053	0.11

Paper & Forest Products: 0.11%
Other securities				6,439,733	0.11

Telecommunication Services: 0.90%

Diversified Telecommunication Services: 0.89%
Other securities				51,973,130	0.89

Wireless Telecommunication Services: 0.01%
Other securities				635,840	0.01

Utilities: 1.84%

Electric Utilities: 1.37%
Other securities				80,020,411	1.37

Gas Utilities: 0.09%
Other securities				5,045,919	0.09

Independent Power & Renewable Electricity Producers: 0.02%
Other securities				1,014,874	0.02

Multi-Utilities: 0.34%
Other securities				20,105,652	0.34

Water Utilities: 0.02%
Other securities				1,111,994	0.02

Total Corporate Bonds and Notes (Cost $1,119,059,698)				1,213,231,257	20.82

	Interest rate	Maturity date	Principal
Foreign Government Bonds @: 24.63%
France Government Bond (EUR)	0.00-8.50%	10-25-2017 to 5-25-2066	99,875,000	138,987,681	2.38
Italy Buoni Poliennali del Tesoro (EUR)	0.10-9.00	11-1-2017 to 3-1-2047	101,455,000	137,884,341	2.37
Japan Government Ten Year Bond (JPY)	0.10-1.80	9-20-2017 to 6-20-2026	26,139,000,000	264,381,974	4.54
Japan Government Thirty Year Bond (JPY)	1.70-2.90	5-20-2030 to 3-20-2044	6,237,500,000	83,262,831	1.43
Japan Government Twenty Year Bond (JPY)	0.20-3.10	9-20-2017 to 6-20-2036	18,723,500,000	216,243,948	3.71
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	1,150,000,000	13,549,915	0.23

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	95

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	1.00-8.00%	9-7-2017 to 7-22-2068	89,270,000	$160,449,911	2.75%
Other securities				420,804,521	7.22

Total Foreign Government Bonds (Cost $1,379,786,537)				1,435,565,122	24.63

U.S. Treasury Securities: 22.98%
U.S. Treasury Bond	2.25-6.63	2-15-2026 to 8-15-2046	$128,150,000	159,549,871	2.74
U.S. Treasury Bond	2.50	2-15-2045	17,750,000	18,746,361	0.32
U.S. Treasury Bond	3.00	11-15-2044	16,600,000	19,320,840	0.33
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	12,667,005	0.22
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	13,279,300	0.23
U.S. Treasury Note	0.63	9-30-2017	14,000,000	13,985,776	0.24
U.S. Treasury Note	0.63-9.13	9-30-2017 to 8-15-2026	564,875,000	582,088,491	9.99
U.S. Treasury Note	1.00	6-30-2019	25,000,000	25,060,550	0.43
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,531,208	0.40
U.S. Treasury Note	1.13	4-30-2020	15,000,000	15,037,500	0.26
U.S. Treasury Note	1.13	2-28-2021	12,500,000	12,475,100	0.21
U.S. Treasury Note	1.25	4-30-2019	12,000,000	12,113,904	0.21
U.S. Treasury Note	1.38	4-30-2020	15,500,000	15,674,980	0.27
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,156,564	0.21
U.S. Treasury Note	1.50	5-31-2019	22,500,000	22,858,605	0.39
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,680,663	0.22
U.S. Treasury Note	1.63	2-15-2026	14,000,000	14,043,750	0.24
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,715,742	0.53
U.S. Treasury Note	1.75	2-28-2022	15,000,000	15,355,080	0.26
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,759,275	0.22
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,595,008	0.28
U.S. Treasury Note	2.00	2-15-2025	16,500,000	17,097,482	0.29
U.S. Treasury Note	2.00	8-15-2025	13,500,000	13,982,517	0.24
U.S. Treasury Note	2.13	8-31-2020	13,000,000	13,505,271	0.23
U.S. Treasury Note	2.25	11-15-2024	18,500,000	19,526,898	0.34
U.S. Treasury Note	2.25	11-15-2025	11,500,000	12,158,559	0.21
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,965,040	0.27
U.S. Treasury Note	2.50	8-15-2023	14,250,000	15,249,167	0.26
U.S. Treasury Note	2.50	5-15-2024	15,500,000	16,637,065	0.29
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,693,744	0.22
U.S. Treasury Note	2.63	11-15-2020	15,000,000	15,898,830	0.27
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,878,043	0.29
U.S. Treasury Note	2.75	2-15-2024	18,250,000	19,901,059	0.34
U.S. Treasury Note	3.50	5-15-2020	25,000,000	27,189,450	0.47
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,297,748	0.38
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,110,160	0.38
U.S. Treasury Note	7.25	8-15-2022	13,000,000	17,438,278	0.30

Total U.S. Treasury Securities (Cost $1,271,729,003)				1,339,224,884	22.98

Yankee Corporate Bonds and Notes: 3.97%

Consumer Discretionary: 0.06%

Auto Components: 0.01%
Other securities				274,549	0.01

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Media: 0.05%
Other securities	$3,081,828	0.05%

Consumer Staples: 0.07%

Beverages: 0.07%
Other securities	4,182,645	0.07

Energy: 0.39%

Oil, Gas & Consumable Fuels: 0.39%
Other securities	22,634,300	0.39

Financials: 2.24%

Banks: 1.48%
Other securities	86,149,430	1.48

Capital Markets: 0.11%
Other securities	6,186,284	0.11

Diversified Financial Services: 0.59%
Other securities	34,567,934	0.59

Insurance: 0.06%
Other securities	3,483,252	0.06

Health Care: 0.27%

Health Care Equipment & Supplies: 0.03%
Other securities	1,725,791	0.03

Pharmaceuticals: 0.24%
Other securities	14,138,489	0.24

Industrials: 0.19%

Industrial Conglomerates: 0.06%
Other securities	3,399,758	0.06

Machinery: 0.01%
Other securities	570,026	0.01

Road & Rail: 0.06%
Other securities	3,340,566	0.06

Trading Companies & Distributors: 0.06%
Other securities	3,894,120	0.06

Information Technology: 0.11%

Communications Equipment: 0.01%
Other securities	430,056	0.01

Internet Software & Services: 0.07%
Other securities	3,754,263	0.07

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	97

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name			Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 0.03%
Other securities			$1,899,340	0.03%

Materials: 0.25%

Chemicals: 0.09%
Other securities			5,130,393	0.09

Metals & Mining: 0.15%
Other securities			8,675,856	0.15

Paper & Forest Products: 0.01%
Other securities			937,235	0.01

Telecommunication Services: 0.38%

Diversified Telecommunication Services: 0.21%
Other securities			12,407,996	0.21

Wireless Telecommunication Services: 0.17%
Other securities			9,646,916	0.17

Utilities: 0.01%

Electric Utilities: 0.00%
Other securities			174,475	0.00

Independent Power & Renewable Electricity Producers: 0.01%
Other securities			291,200	0.01

Water Utilities: 0.00%
Other securities			268,558	0.00

Total Yankee Corporate Bonds and Notes (Cost $218,120,030)			231,245,260	3.97

Yankee Government Bonds: 0.03%
Other securities			2,026,706	0.03

Total Yankee Government Bonds (Cost $2,000,727)			2,026,706	0.03

	Yield	Shares
Short-Term Investments: 3.32%

Investment Companies: 3.32%
Securities Lending Cash Investments LLC (l)(r)(u)	0.51%	4,562,280	4,562,280	0.08
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.32	188,973,592	188,973,592	3.24

Total Short-Term Investments (Cost $193,535,872)			193,535,872	3.32

Total investments in securities (Cost $5,676,096,739) *			5,953,271,479	102.15
Other assets and liabilities, net			(125,420,626)	(2.15)

Total net assets			$5,827,850,853	100.00%

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

%%	The security is issued on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

@	Foreign bond principal is denominated in the local currency of the issuer.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $5,679,627,115 and unrealized gains (losses) consists of:

Gross unrealized gains	$332,449,793
Gross unrealized losses	(58,805,429)

Net unrealized gains	$273,644,364

The following table shows the percent of total long-term investments by geographic location as of August 31, 2016:

United States	70.89%
Japan	11.92
United Kingdom	3.64
France	2.69
Italy	2.42
Germany	1.86
Spain	1.38
Canada	1.26
Netherlands	1.05
Other	2.89

100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	99

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 97.02%

Consumer Discretionary: 13.31%

Auto Components: 0.67%
Other securities		$57,649,906	0.67%

Automobiles: 1.21%
Toyota Motor Corporation	428,100	25,810,543	0.30
Other securities		77,755,163	0.91

		103,565,706	1.21

Distributors: 0.26%
Other securities		22,061,240	0.26

Diversified Consumer Services: 0.18%
Other securities		15,686,998	0.18

Hotels, Restaurants & Leisure: 2.01%
McDonald’s Corporation	158,914	18,379,993	0.22
Other securities		154,101,309	1.79

		172,481,302	2.01

Household Durables: 1.10%
Other securities		94,771,604	1.10

Internet & Catalog Retail: 1.35%
Amazon.com Incorporated †	70,127	53,938,883	0.63
Other securities		62,109,279	0.72

		116,048,162	1.35

Leisure Products: 0.34%
Other securities		29,226,081	0.34

Media: 2.08%
Charter Communications Incorporated Class A †	123,007	31,638,630	0.37
Naspers Limited	119,631	19,577,757	0.23
Other securities		126,797,479	1.48

		178,013,866	2.08

Multiline Retail: 0.51%
Other securities		44,069,790	0.51

Specialty Retail: 2.41%
O’Reilly Automotive Incorporated †	55,606	15,566,900	0.18
The Home Depot Incorporated	225,520	30,246,742	0.35
Other securities		160,779,576	1.88

		206,593,218	2.41

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 1.19%
Other securities		$101,700,310	1.19%

Consumer Staples: 7.21%

Beverages: 1.67%
Constellation Brands Incorporated Class A	101,759	16,693,564	0.20
PepsiCo Incorporated	160,019	17,082,028	0.20
The Coca-Cola Company	431,674	18,747,602	0.22
Other securities		90,747,400	1.05

		143,270,594	1.67

Food & Staples Retailing: 1.16%
Other securities		99,500,814	1.16

Food Products: 2.32%
Nestle SA	299,651	23,855,090	0.28
Other securities		175,783,312	2.04

		199,638,402	2.32

Household Products: 0.74%
The Procter & Gamble Company	295,768	25,823,504	0.30
Other securities		37,469,911	0.44

		63,293,415	0.74

Personal Products: 0.56%
Other securities		48,002,680	0.56

Tobacco: 0.76%
Philip Morris International Incorporated	171,843	17,172,271	0.20
Other securities		47,768,576	0.56

		64,940,847	0.76

Energy: 5.39%

Energy Equipment & Services: 0.78%
Schlumberger Limited	251,555	19,872,845	0.23
Other securities		47,291,850	0.55

		67,164,695	0.78

Oil, Gas & Consumable Fuels: 4.61%
Chevron Corporation	209,116	21,032,887	0.25
Exxon Mobil Corporation	448,552	39,086,821	0.46
Other securities		334,910,223	3.90

		395,029,931	4.61

Financials: 21.47%

Banks: 7.85%
Bank of America Corporation	1,137,245	18,355,134	0.21
China Construction Bank H Shares	26,890,990	20,105,284	0.24

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	101

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Banks (continued)
Citigroup Incorporated	324,432	$15,488,384	0.18%
JPMorgan Chase & Company	406,393	27,431,528	0.32
Wells Fargo & Company (l)	513,184	26,069,747	0.30
Other securities		566,494,395	6.60

		673,944,472	7.85

Capital Markets: 1.94%
Other securities		166,536,175	1.94

Consumer Finance: 0.33%
Other securities		28,290,041	0.33

Diversified Financial Services: 0.40%
Other securities		34,384,376	0.40

Insurance: 4.02%
Other securities		344,682,697	4.02

Real Estate Management & Development: 0.88%
Other securities		75,829,404	0.88

REITs: 5.77%
Other securities		494,812,458	5.77

Thrifts & Mortgage Finance: 0.28%
Other securities		23,790,157	0.28

Health Care: 10.19%

Biotechnology: 2.28%
Gilead Sciences Incorporated	241,100	18,897,418	0.22
Other securities		176,948,391	2.06

		195,845,809	2.28

Health Care Equipment & Supplies: 1.86%
Boston Scientific Corporation †	739,078	17,604,838	0.21
Other securities		141,643,936	1.65

		159,248,774	1.86

Health Care Providers & Services: 2.06%
Centene Corporation †	224,602	15,338,071	0.18
Other securities		161,398,625	1.88

		176,736,696	2.06

Health Care Technology: 0.17%
Other securities		14,431,033	0.17

Life Sciences Tools & Services: 0.64%
Other securities		55,193,003	0.64

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals: 3.18%
Allergan plc †	71,612	$16,795,878	0.20%
Johnson & Johnson	297,596	35,515,107	0.41
Merck & Company Incorporated	306,685	19,256,751	0.23
Novartis AG	242,433	19,078,150	0.22
Pfizer Incorporated	673,771	23,447,231	0.27
Roche Holding AG Genusschein	65,222	15,901,821	0.19
Other securities		142,647,351	1.66

		272,642,289	3.18

Industrials: 10.76%

Aerospace & Defense: 1.32%
Other securities		113,518,825	1.32

Air Freight & Logistics: 0.30%
Other securities		25,731,681	0.30

Airlines: 0.40%
Other securities		34,541,527	0.40

Building Products: 0.63%
Other securities		54,218,910	0.63

Commercial Services & Supplies: 0.79%
Other securities		67,408,733	0.79

Construction & Engineering: 0.64%
Other securities		54,497,590	0.64

Electrical Equipment: 0.73%
Other securities		62,657,362	0.73

Industrial Conglomerates: 1.11%
General Electric Company	994,738	31,075,615	0.36
Other securities		64,443,947	0.75

		95,519,562	1.11

Machinery: 2.35%
Other securities		201,739,062	2.35

Marine: 0.10%
Other securities		8,369,290	0.10

Professional Services: 0.43%
Other securities		37,021,638	0.43

Road & Rail: 0.95%
Other securities		81,134,613	0.95

Trading Companies & Distributors: 0.76%
Other securities		64,822,211	0.76

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	103

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Transportation Infrastructure: 0.25%
Other securities		$21,781,949	0.25%

Information Technology: 16.93%

Communications Equipment: 0.88%
Cisco Systems Incorporated	557,050	17,513,652	0.21
Other securities		58,461,999	0.67

		75,975,651	0.88

Electronic Equipment, Instruments & Components: 1.53%
Other securities		130,893,950	1.53

Internet Software & Services: 3.20%
Alibaba Group Holding Limited ADR †	303,156	29,463,732	0.34
Alphabet Incorporated Class A †	53,249	42,058,723	0.49
Alphabet Incorporated Class C †	53,555	41,079,363	0.48
Facebook Incorporated Class A †	419,189	52,868,117	0.62
Tencent Holdings Limited	1,447,566	37,656,067	0.44
Other securities		71,136,385	0.83

		274,262,387	3.20

IT Services: 3.20%
International Business Machines Corporation	159,846	25,396,332	0.30
MasterCard Incorporated Class A	175,800	16,987,554	0.20
Visa Incorporated Class A	344,794	27,893,835	0.33
Other securities		204,152,569	2.37

		274,430,290	3.20

Semiconductors & Semiconductor Equipment: 3.06%
Intel Corporation	523,302	18,781,309	0.22
NVIDIA Corporation	276,000	16,929,840	0.20
QUALCOMM Incorporated	265,897	16,770,124	0.20
Taiwan Semiconductor Manufacturing Company Limited	5,093,298	28,251,066	0.33
Other securities		181,529,770	2.11

		262,262,109	3.06

Software: 2.82%
Microsoft Corporation	850,273	48,856,687	0.57
Other securities		193,563,965	2.25

		242,420,652	2.82

Technology Hardware, Storage & Peripherals: 2.24%
Apple Incorporated	993,143	105,372,472	1.23
Samsung Electronics Company Limited	16,904	24,560,072	0.29
Other securities		62,620,136	0.72

		192,552,680	2.24

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Materials: 5.23%

Chemicals: 2.40%
Other securities		$205,715,996	2.40%

Construction Materials: 0.53%
Other securities		45,158,476	0.53

Containers & Packaging: 0.53%
Other securities		45,794,315	0.53

Metals & Mining: 1.63%
Other securities		139,930,302	1.63

Paper & Forest Products: 0.14%
Other securities		11,788,413	0.14

Telecommunication Services: 2.60%

Diversified Telecommunication Services: 1.62%
AT&T Incorporated	684,577	27,985,508	0.33
Verizon Communications Incorporated	452,797	23,694,867	0.28
Other securities		87,450,004	1.01

		139,130,379	1.62

Wireless Telecommunication Services: 0.98%
China Mobile Limited	1,508,000	18,622,684	0.22
Other securities		64,838,544	0.76

		83,461,228	0.98

Utilities: 3.93%

Electric Utilities: 1.65%
Other securities		141,220,415	1.65

Gas Utilities: 0.68%
Other securities		58,309,050	0.68

Independent Power & Renewable Electricity Producers: 0.26%
Other securities		22,192,279	0.26

Multi-Utilities: 1.13%
Other securities		97,209,453	1.13

Water Utilities: 0.21%
Other securities		18,517,023	0.21

Total Common Stocks (Cost $6,135,611,402)		8,323,264,946	97.02

Preferred Stocks: 0.48%

Consumer Discretionary: 0.06%

Automobiles: 0.05%
Other securities		4,037,716	0.05

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	105

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multiline Retail: 0.01%
Other securities	$1,018,787	0.01%

Consumer Staples: 0.03%

Beverages: 0.00%
Other securities	82,961	0.00

Household Products: 0.03%
Other securities	2,234,499	0.03

Personal Products: 0.00%
Other securities	110,738	0.00

Energy: 0.07%

Oil, Gas & Consumable Fuels: 0.07%
Other securities	5,798,084	0.07

Financials: 0.22%

Banks: 0.22%
Other securities	18,921,256	0.22

Health Care: 0.01%

Biotechnology: 0.01%
Other securities	354,992	0.01

Health Care Equipment & Supplies: 0.00%
Other securities	250,297	0.00

Life Sciences Tools & Services: 0.00%
Other securities	41	0.00

Information Technology: 0.04%

Technology Hardware, Storage & Peripherals: 0.04%
Other securities	3,527,896	0.04

Materials: 0.03%

Chemicals: 0.01%
Other securities	734,722	0.01

Metals & Mining: 0.02%
Other securities	2,479,464	0.02

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Other securities	1,977,515	0.02

Utilities: 0.00%

Multi-Utilities: 0.00%
Other securities	44,203	0.00

Total Preferred Stocks (Cost $52,987,562)	41,573,171	0.48

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Rights: 0.00%

Health Care: 0.00%

Biotechnology: 0.00%
Other securities			$0	0.00%

Industrials: 0.00%

Industrial Conglomerates: 0.00%
Other securities			0	0.00

Total Rights (Cost $0)			0	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Other securities			85,263	0.00

Media: 0.00%
Other securities			358	0.00

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities			758	0.00

Oil, Gas & Consumable Fuels: 0.00%
Other securities			20,511	0.00

Industrials: 0.00%

Industrial Conglomerates: 0.00%
Other securities			1,030	0.00

Total Warrants (Cost $112,266)			107,920	0.00

	Yield	Shares
Short-Term Investments: 3.75%

Investment Companies: 3.75%
Securities Lending Cash Investments LLC (l)(r)(u)	0.51%	218,333,728	218,333,728	2.54
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.32	103,413,508	103,413,508	1.21

Total Short-Term Investments (Cost $321,747,236)			321,747,236	3.75

Total investments in securities (Cost $6,510,458,466) *			8,686,693,273	101.25
Other assets and liabilities, net			(107,644,103)	(1.25)

Total net assets			$8,579,049,170	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	107

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $6,583,907,790 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,774,571,750
Gross unrealized losses	(671,786,267)

Net unrealized gains	$2,102,785,483

The following table shows percent of total long-term investments by geographic locations as of August 31, 2016:

United States	63.74%
Japan	6.73
United Kingdom	3.12
China	2.81
Taiwan	1.72
Australia	1.70
Switzerland	1.57
Canada	1.56
India	1.55
Hong Kong	1.47
South Korea	1.37
France	1.34
Germany	1.32
Ireland	1.18
Other	8.82

100.00%

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—August 31, 2016 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 18.75%
Abbey National Treasury Services plc	0.34%	9-1-2016	$7,000,000	$7,000,000
ABN AMRO Funding LLC	0.46	9-1-2016	2,000,000	2,000,000
Bank of Montreal	0.44	9-1-2016	3,000,000	3,000,000
Bank of Montreal	0.44	9-6-2016	2,000,000	2,000,020
Bank of Montreal	0.44	9-7-2016	4,000,000	4,000,000
Bank of Montreal	0.66	10-4-2016	8,000,000	8,001,040
Canadian Imperial Bank of Commerce	0.30	9-1-2016	6,000,000	6,000,000
Canadian Imperial Bank of Commerce	0.85	9-1-2016	3,000,000	3,000,030
Cooperatieve Centrale ±	0.85	9-7-2016	2,000,000	2,000,180
Credit Agricole SA	0.32	9-1-2016	7,000,000	7,000,000
DG Bank (New York)	0.75	9-12-2016	6,000,000	6,000,600
DG Bank (New York)	0.90	11-18-2016	9,000,000	9,002,970
DNB Nor Bank	0.30	9-1-2016	11,000,000	11,000,000
HSBC Bank plc	0.34	9-1-2016	7,000,000	7,000,000
KBC Bank	0.32	9-1-2016	7,000,000	7,000,000
Mitsubishi Trust & Bank	0.44	9-2-2016	4,000,000	4,000,040
NBAD Americas NV	0.37	9-1-2016	7,000,000	7,000,000
Nordea Bank AB	0.29	9-1-2016	7,000,000	7,000,000
Norinchukin Bank	0.64	9-15-2016	2,000,000	2,000,240
Oversea Chinese Banking Corporation	0.55	9-15-2016	10,000,000	10,000,400
State Street Bank & Trust Company ±	0.85	9-2-2016	2,000,000	2,000,060
Sumitomo Mitsui Banking Corporation	0.55	9-7-2016	7,000,000	7,000,280
Sumitomo Trust & Banking Corporation	0.65	9-23-2016	8,000,000	8,001,120
Svenska Handlesbanken	0.30	9-1-2016	9,000,000	9,000,000
Swedbank	0.30	9-1-2016	13,000,000	13,000,000

Total Certificates of Deposit (Cost $153,000,213)				153,006,980

Commercial Paper: 45.75%
Albion Capital Corporation (p)(z)	0.82	10-18-2016	10,000,000	9,994,100
Alpine Securitization Limited 144A(p)(z)	0.57	9-22-2016	3,000,000	2,999,010
Alpine Securitization Limited 144A(p)(z)	0.60	9-6-2016	11,000,000	10,999,120
Anglesea Funding LLC 144A(p)(z)	0.45	9-2-2016	4,000,000	3,999,920
Anglesea Funding LLC 144A(p)(z)	0.47	9-6-2016	4,000,000	3,999,720
Anglesea Funding LLC 144A±(p)	0.64	9-7-2016	2,000,000	2,000,000
Anglesea Funding LLC 144A±(p)	0.66	9-19-2016	2,000,000	1,999,900
Anglesea Funding LLC 144A±(p)	0.67	9-29-2016	2,000,000	1,999,800
Antalis SA 144A(z)	0.60	9-8-2016	1,000,000	999,900
Antalis SA 144A(z)	0.70	9-6-2016	1,000,000	999,920
Antalis SA 144A(z)	0.70	9-9-2016	1,000,000	999,880
Antalis SA 144A(z)	1.00	11-4-2016	5,000,000	4,993,300
ANZ Banking Group Limited 144A(z)	0.65	9-2-2016	2,000,000	1,999,940
Atlantic Asset Securitization Corporation 144A(p)(z)	0.34	9-1-2016	4,000,000	3,999,952
Atlantic Asset Securitization Corporation 144A±(p)	0.66	12-5-2016	3,000,000	2,999,850
Atlantic Asset Securitization Corporation 144A±(p)	0.66	12-9-2016	3,000,000	2,999,820
Atlantic Asset Securitization Corporation 144A±(p)	0.67	12-16-2016	3,000,000	2,999,790
Australia & New Zealand Banking Group 144A(z)	0.62	9-22-2016	4,000,000	3,998,680
Banco De Credito E Inversiones 144A(z)	0.85	10-28-2016	8,000,000	7,993,920
Bank of Nova Scotia 144A(z)	0.60	9-21-2016	4,000,000	3,999,000
Bank of Nova Scotia 144A(z)	0.75	10-20-2016	10,000,000	9,992,400
Banque et Caisse d’Epargne de l’Etat (z)	0.66	9-1-2016	1,000,000	999,990

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	109

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Barclays Bank plc 144A(z)	0.68%	9-12-2016	$8,000,000	$7,999,120
Barclays Bank plc 144A(z)	0.80	9-6-2016	6,000,000	5,999,700
Barton Capital Corporation 144A(p)(z)	0.64	9-7-2016	2,000,000	1,999,860
Barton Capital Corporation 144A(p)(z)	0.76	9-29-2016	2,000,000	1,999,320
Bennington Stark Capital Company LLC 144A(p)(z)	0.52	9-2-2016	2,000,000	1,999,960
Bennington Stark Capital Company LLC 144A(p)(z)	0.55	9-1-2016	2,000,000	1,999,980
Bennington Stark Capital Company LLC 144A(p)(z)	0.55	9-7-2016	2,000,000	1,999,820
Caisse Centrale Desjardins du Quebec 144A(z)	0.39	9-1-2016	6,000,000	5,999,941
Caisse Centrale Desjardins du Quebec 144A(z)	0.61	9-14-2016	5,000,000	4,999,250
Caisse Centrale Desjardins du Quebec 144A(z)	0.63	9-15-2016	3,000,000	2,999,520
Caisse Centrale Desjardins du Quebec 144A(z)	0.65	9-12-2016	2,000,000	1,999,740
Caisse Centrale Desjardins du Quebec 144A(z)	0.67	9-29-2016	1,000,000	999,670
Caisse D’amortissement de la Dette Sociale 144A(z)	0.68	9-19-2016	10,000,000	9,997,300
Caisse Des Depots et Consignations 144A(z)	0.66	10-3-2016	10,000,000	9,994,300
CDP Financial Incorporated 144A(z)	0.64	9-30-2016	12,950,000	12,945,856
Chesham Finance Limited 144A(p)(z)	0.48	9-1-2016	1,000,000	999,988
Chesham Finance Limited 144A(p)(z)	0.48	9-1-2016	1,000,000	999,988
Chesham Finance Limited 144A(p)(z)	0.48	9-1-2016	2,000,000	1,999,976
China International Marine Containers Group Limited (z)	1.00	9-6-2016	4,000,000	3,999,760
China International Marine Containers Group Limited (z)	1.00	9-7-2016	2,000,000	1,999,856
China Power International Development (z)	1.00	9-7-2016	3,000,000	2,999,732
China Shipping Container Lines (z)	1.00	9-1-2016	2,000,000	1,999,980
China Shipping Container Lines (z)	1.00	9-6-2016	5,000,000	4,999,700
Commonwealth Bank of Australia 144A(z)	0.62	9-6-2016	2,000,000	1,999,860
Concord Minutemen Capital Company 144A(p)(z)	0.54	9-2-2016	5,000,000	4,999,900
DBS Bank Limited 144A(z)	0.55	9-15-2016	6,000,000	5,999,100
DBS Bank Limited 144A(z)	0.65	10-11-2016	12,500,000	12,494,375
Dexia Credit Local SA (z)	0.65	9-12-2016	3,000,000	2,999,640
Erste Abwicklungsanstalt 144A(z)	0.72	10-17-2016	8,000,000	7,995,760
Gotham Funding Corporation 144A(p)(z)	0.57	9-8-2016	2,000,000	1,999,800
Gotham Funding Corporation 144A(p)(z)	0.59	9-13-2016	2,000,000	1,999,640
Gotham Funding Corporation 144A(p)(z)	0.59	9-14-2016	1,000,000	999,810
Halkin Finance LLC 144A(z)	0.48	9-1-2016	2,000,000	1,999,976
Halkin Finance LLC 144A(z)	0.50	9-2-2016	1,000,000	999,980
HSBC Bank plc 144A(z)	0.63	9-9-2016	2,000,000	1,999,820
HSBC Bank plc 144A(z)	0.65	10-5-2016	5,000,000	4,997,600
Institutional Secured Funding LLC 144A(p)(z)	0.58	9-2-2016	2,000,000	1,999,951
Institutional Secured Funding LLC 144A(p)(z)	0.63	9-1-2016	5,000,000	4,999,950
Institutional Secured Funding LLC 144A(p)(z)	0.69	9-19-2016	4,000,000	3,998,920
Jupiter Securitization Company LLC 144A(z)	0.55	9-20-2016	1,000,000	999,710
Kells Funding LLC 144A(z)	0.64	9-20-2016	1,000,000	999,720
Kells Funding LLC 144A(z)	0.64	9-22-2016	1,000,000	999,690
Legacy Capital Company 144A(z)	0.75	10-7-2016	9,984,000	9,977,810
Lexington Parker Capital Corporation 144A(p)(z)	0.52	9-7-2016	3,000,000	2,999,730
Lexington Parker Capital Corporation 144A(p)(z)	0.54	9-1-2016	3,000,000	2,999,970
LMA Americas LLC 144A(z)	0.55	9-2-2016	3,000,000	2,999,940
Macquarie Bank Limited 144A(z)	0.62	9-6-2016	3,000,000	2,999,580
Macquarie Bank Limited 144A(z)	0.64	9-1-2016	1,000,000	999,980
Macquarie Bank Limited 144A(z)	0.65	9-7-2016	2,000,000	1,999,680
Manhattan Asset Funding Company LLC 144A(p)(z)	0.57	9-2-2016	1,000,000	999,980

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—August 31, 2016 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Matchpoint Finance plc 144A(p)(z)	0.68%	9-1-2016	$1,000,000	$999,990
Mizuho Corporate Bank (z)	0.75	9-9-2016	2,000,000	1,999,820
Mountcliff Funding LLC 144A(p)(z)	0.48	9-1-2016	5,000,000	4,999,950
National Australia Bank Limited 144A(z)	0.68	10-21-2016	8,000,000	7,995,680
Nationwide Building Society 144A(z)	0.70	9-2-2016	2,000,000	1,999,920
Nationwide Building Society 144A(z)	0.92	11-15-2016	3,000,000	2,993,850
Nederlandse Waterschapsbank NV 144A(z)	0.63	9-1-2016	3,000,000	2,999,970
Nederlandse Waterschapsbank NV 144A(z)	0.63	9-21-2016	10,000,000	9,997,800
Nieuw Amsterdam Receivable 144A(z)	0.76	10-26-2016	5,000,000	4,994,600
NRW Bank 144A(z)	0.61	9-16-2016	4,000,000	3,999,280
Ontario Teachers Finance Trust 144A(z)	0.66	9-21-2016	1,000,000	999,650
Regency Markets No. 1 LLC 144A(p)(z)	0.55	9-14-2016	6,000,000	5,998,860
Ridgefield Funding Company LLC 144A±(p)	0.71	9-23-2016	2,000,000	1,999,920
Salt River Agricultural Improvement & Power District Series D-1 (z)	0.55	9-8-2016	1,000,000	999,890
Salt River Agricultural Improvement & Power District Series D-1 (z)	0.55	9-9-2016	2,000,000	1,999,720
Sinochem Capital Company Limited (z)	0.47	9-6-2016	2,000,000	1,999,880
Sinochem Capital Company Limited (z)	0.47	9-12-2016	2,000,000	1,999,760
Sinochem Capital Company Limited (z)	1.00	9-2-2016	2,000,000	1,999,960
Skandinaviska Enskilda Banken AG 144A(z)	0.65	10-6-2016	10,000,000	9,996,200
Starbird Funding Corporation 144A±(p)	0.67	9-16-2016	2,000,000	1,999,940
Starbird Funding Corporation 144A(p)(z)	0.68	9-1-2016	1,000,000	999,990
Suncorp Group Limited 144A(z)	0.74	9-6-2016	2,000,000	1,999,880
Suncorp Group Limited 144A(z)	0.75	9-8-2016	2,000,000	1,999,840
Suncorp Group Limited 144A(z)	0.92	11-23-2016	4,000,000	3,994,920
United Overseas Bank Limited 144A(z)	0.65	10-17-2016	12,000,000	11,993,640
Victory Receivables 144A(p)(z)	0.60	9-19-2016	1,000,000	999,730
Victory Receivables 144A(p)(z)	0.60	9-7-2016	3,000,000	2,999,730
Working Capital Management Company 144A(z)	0.60	9-1-2016	2,000,000	1,999,980

Total Commercial Paper (Cost $373,277,701)				373,322,451

Corporate Bonds and Notes: 0.29%

Health Care: 0.23%

Health Care Providers & Services: 0.23%
Keep Memory Alive ±§	0.56	5-1-2037	920,000	920,000
Providence Health & Services ±§	0.60	10-1-2042	970,000	970,000

				1,890,000

Materials: 0.06%

Metals & Mining: 0.06%
SSAB AB Series A ±§	0.49	6-1-2035	500,000	500,000

Total Corporate Bonds and Notes (Cost $2,390,000)				2,390,000

Municipal Obligations: 24.09%

Alabama: 0.12%
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series J (Industrial Development Revenue, Bank of Nova Scotia LOC) ø	0.66	4-1-2028	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	111

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Arkansas: 0.12%
Maumelle AR Taxable Variable Kimberly Clark Corporation (Industrial Development Revenue) 144Aø	0.54%	8-1-2045	$1,000,000	$1,000,000

California: 2.32%
California CDA Sub Series A (Utilities Revenue, Royal Bank of Canada SPA) ø	0.65	11-1-2040	5,000,000	5,000,000
California HFFA Catholic Healthcare West Series C (Health Revenue, Bank of Montreal LOC) ø	0.60	3-1-2047	3,000,000	3,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144Aø	0.68	7-1-2024	5,000,000	5,000,000
Puttable Floating Option Taxable Series PT-4699 (Health Revenue, National Insured, Bank of America NA LIQ) 144Aø	0.73	9-1-2028	960,000	960,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.58	4-1-2038	2,000,000	2,000,000
San Francisco City & County CA Airports Commission Variable Reference Second Series A-2 (Airport Revenue, Bank of America NA LOC) ø	0.62	5-1-2030	3,000,000	3,000,000

				18,960,000

Colorado: 1.00%
Colorado HFA Catholic Health Initiatives Series 7WE (Health Revenue, Barclays Bank plc LOC) 144Aø	0.71	8-1-2018	5,000,000	5,000,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.60	10-1-2034	1,000,000	1,000,000
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.60	10-1-2033	890,000	890,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.60	5-1-2052	240,000	240,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue) ø	0.56	1-1-2027	1,000,000	1,000,000

				8,130,000

Connecticut: 2.01%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.60	5-15-2034	3,000,000	3,000,000
Connecticut Series C (GO Revenue, Bank of America NA SPA) ø	0.61	5-15-2034	2,000,000	2,000,000
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.55	4-15-2046	11,440,000	11,440,000

				16,440,000

District of Columbia: 1.59%
Howard University (Education Revenue) ±	0.60	8-1-2031	12,000,000	12,000,000
Metropolitan Washington District of Columbia Airports Sub Series A-1 (Airport Revenue, Royal Bank of Canada LOC) ø	0.62	10-1-2039	970,000	970,000

				12,970,000

Florida: 1.35%
Gainesville FL (Utilities Revenue)	0.65	9-1-2016	1,000,000	1,000,000
Gainesville FL Series B (Utilities Revenue, Bank of Montreal SPA) ø	0.65	10-1-2038	4,000,000	4,000,000
Orlando & Orange County FL Expressway Authority Series 2007 0081 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ) ø	0.60	7-1-2042	3,000,000	3,000,000
West Palm Beach FL Utilities Systems Series C (Water & Sewer Revenue, AGC Insured, JPMorgan Chase & Company SPA) ø	0.64	10-1-2038	3,000,000	3,000,000

				11,000,000

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—August 31, 2016 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Idaho: 0.37%
Idaho HFA (Housing Revenue) (z)	0.64%	9-2-2016	$3,000,000	$2,999,820

Illinois: 0.24%
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.63	1-1-2031	2,000,000	2,000,000

Iowa: 0.24%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue) ø	0.64	6-1-2039	2,000,000	2,000,000

Louisiana: 1.10%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.55	6-1-2045	8,980,000	8,980,000

Maryland: 0.25%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA) ø	0.57	9-1-2033	2,000,000	2,000,000

Massachusetts: 0.98%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, TD Bank NA SPA) ø	0.59	1-1-2029	5,000,000	5,000,000
Massachusetts Department of Transportation Series A7 (Transportation Revenue, Sumitomo Mitsui Banking SPA) ø	0.62	1-1-2039	3,000,000	3,000,000

				8,000,000

Michigan: 0.24%
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.67	10-1-2039	1,975,000	1,975,000

Minnesota: 0.23%
NorthStar Student Loan Trust II (Education Revenue, Royal Bank of Canada LOC) ø	0.60	10-1-2042	851,000	851,000
RBC Municipal Products Incorporated Trust Floater CTFS Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144Aø	0.60	5-31-2018	1,000,000	1,000,000

				1,851,000

Nevada: 0.25%
Clark County NV Series B-2 (Airport Revenue, Royal Bank of Canada LOC) ø	0.63	7-1-2022	2,000,000	2,000,000

New York: 4.17%
New York City NY Municipal Water Finance Various Subordinated Series F1B-RMKT-06/25/09 (Water & Sewer Revenue, U.S. Bank NA SPA) ø	0.56	6-15-2035	4,000,000	4,000,000
New York HFA 20 River Terrace Series A (Housing Revenue, FNMA LOC, FNMA LIQ) ø	0.65	5-15-2034	2,000,000	2,000,000
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC) ø	0.90	5-1-2048	3,000,000	3,000,000
New York HFA Biltmore Tower (Housing Revenue, FNMA LOC, FNMA LIQ) ø	0.68	5-15-2034	2,000,000	2,000,000
New York HFA Series A (Housing Revenue, FHLMC LIQ) ø	0.60	11-1-2037	1,000,000	1,000,000
New York Housing Finance Agency 222 East 44TH Street Series B (Housing Revenue, Bank of China LOC) ø	1.20	5-1-2050	1,000,000	1,000,000
New York Housing Finance Agency Manhattan West Residential Project Series B-2 (Housing Revenue, Bank of China LOC) ø	0.96	11-1-2049	1,000,000	1,000,000
New York Housing HFA Riverside Center 2 Series A-2 (Housing Revenue, Bank of America NA LOC) ø	0.63	11-1-2046	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	113

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York Metropolitan Transportation Authority Sub Series G-2 (Transportation Revenue, TD Bank NA LOC) ø	0.57%	11-1-2032	$3,000,000	$3,000,000
New York NY Housing Development Corporation Atlantic Court Apartments Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ) ø	0.67	12-1-2035	1,000,000	1,000,000
New York NY Sub Series B-3 (GO Revenue, Citibank NA LOC) ø	0.61	4-1-2042	6,000,000	6,000,000
New York NY Transitional Finance Authority Sub Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC) ø	0.57	11-1-2041	5,000,000	5,000,000
New York Urban Development Corporation Series A3D (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.57	3-15-2033	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø(i)	0.97	7-1-2017	2,000,000	2,000,000

				34,000,000

North Carolina: 0.61%
Charlotte NC NASCAR Project Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.60	6-1-2035	2,000,000	2,000,000
North Carolina Medical Care Commission FirstHealth Carolina Project Series 2008A (Health Revenue, Branch Banking & Trust SPA) ø	0.64	10-1-2028	3,000,000	3,000,000

				5,000,000

North Dakota: 0.25%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA) ø	0.60	1-1-2047	2,000,000	2,000,000

Ohio: 0.24%
Ohio HFA Residential Management Series J (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.62	9-1-2035	1,950,000	1,950,000

Oklahoma: 0.46%
Oklahoma Grand River Dam Authority Series C (Utilities Revenue, Barclays Bank plc LOC) ø	0.61	6-1-2039	3,750,000	3,750,000

Oregon: 0.12%
Tender Option Bond Trust Receipts/Certificates Series 2016-TXG001 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.77	5-1-2035	1,000,000	1,000,000

Other: 1.80%
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) ø	0.62	2-15-2028	7,000,000	7,000,000
Eagle Tax Exempt Trust Series 2008 0055F (, FHLMC Insured, FHLB LIQ) 144Aø	0.59	4-15-2049	2,000,000	2,000,000
FHLMC MFHR Series M017 Class A (Housing Revenue) 144Aø	0.59	9-15-2050	4,993,000	4,993,000
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.55	12-1-2038	735,000	735,000

				14,728,000

Pennsylvania: 0.12%
Philadelphia PA Series CC-2 (Miscellaneous Revenue)	0.56	9-12-2016	1,000,000	999,940

South Carolina: 0.61%
South Carolina Public Service Commission (Miscellaneous Revenue)	0.48	9-9-2016	1,000,000	1,000,000
York County SC PCR (Miscellaneous Revenue)	0.55	9-1-2016	4,000,000	4,000,000

				5,000,000

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—August 31, 2016 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 0.25%
Sevier County TN Public Building AuthorityLocal Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA) ø	0.63%	6-1-2029	$2,000,000	$2,000,000

Texas: 2.80%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue) ø	0.75	10-1-2036	5,000,000	5,000,000
Harris County TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.71	7-1-2018	10,000,000	10,000,000
Houston TX Adjustable Refunding First Lien B3 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC) ø	0.58	5-15-2034	1,000,000	1,000,000
Port Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue) ø	0.70	5-1-2033	1,000,000	1,000,000
Texas Department of Housing & Community Affairs Foundation Asmara (Housing Revenue, FHLMC LIQ) ø	0.64	7-1-2033	2,000,000	2,000,000
Texas Department of Housing & Community Affairs Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured, Texas State Treasurer SPA) ø	0.64	9-1-2038	865,000	865,000
Texas Tollway Authortiy Series D (Transportation Revenue, Royal Bank of Canada LOC) ø	0.61	1-1-2049	3,000,000	3,000,000

				22,865,000

Utah: 0.25%
Utah Water Finance Agency Series B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	0.68	10-1-2037	2,000,000	2,000,000

Total Municipal Obligations (Cost $196,598,946)				196,598,760

Other: 0.98%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§	0.67	8-1-2040	1,000,000	1,000,000
Nuveen Enhanced Municipal Credit Opportunities Fund Series 1 (Citibank NA LIQ) 144A±§	0.69	3-1-2040	3,000,000	3,000,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.65	3-4-2045	4,000,000	4,000,000

Total Other (Cost $8,000,000)				8,000,000

Repurchase Agreements ^^: 10.09%
Bank of America Corporation, dated 8-31-2016, maturity value $21,500,203 (1)	0.34	9-1-2016	21,500,000	21,500,000
Barclays Capital Incorporated, dated 8-31-2016, maturity value $14,000,136 (2)	0.35	9-1-2016	14,000,000	14,000,000
BNP Paribas, dated 8-31-2016, maturity value $20,852,589 (3)	0.33	9-1-2016	20,852,398	20,852,398
GX Clarke & Company, dated 8-31-2016, maturity value $26,000,289 (4)	0.40	9-1-2016	26,000,000	26,000,000

Total Repurchase Agreements (Cost $82,352,398)				82,352,398

Total investments in securities (Cost $815,619,258) *	99.95%	815,670,589
Other assets and liabilities, net	0.05	377,065

Total net assets	100.00%	$816,047,654

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	115

SHORT-TERM INVESTMENT PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

(p)	Asset-backed commercial paper

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 2-1-2043 to 9-1-2045, fair value including accrued interest is $22,145,000.

(2)	U.S. government securities, 1.13% to 3.75%, 4-30-2020 to 5-31-2022, fair value including accrued interest is $14,280,002.

(3)	U.S. government securities, 0.00% to 8.13%, 9-30-2016 to 8-1-2048, fair value including accrued interest is $21,453,672.

(4)	U.S. government securities, 2.50% to 5.50%, 12-1-2017 to 2-1-2046, fair value including accrued interest is $26,780,117.

*	Cost for federal income tax purposes is $815,619,258 and unrealized gains (losses) consists of:

Gross unrealized gains	$553,826
Gross unrealized losses	(2,495)

Net unrealized gains	$551,331

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Dow Jones Target Date Funds	Statements of assets and liabilities—August 31, 2016 (unaudited)

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,736,191,175	$8,338,876,290	$733,318,191
In affiliated securities, at value (see cost below)	217,080,304	347,816,983	0
In repurchase agreements, at value	0	0	82,352,398

Total investments, at value (see cost below)	5,953,271,479	8,686,693,273	815,670,589
Cash	0	2,735,808	37
Segregated cash	0	5,000,610	0
Foreign currency, at value (see cost below)	0	28,553,426	0
Receivable for investments sold	0	60,834,844	5,318,000
Receivable for dividends and interest	35,646,733	15,751,225	190,913
Receivable for securities lending income	3,296	312,947	0
Prepaid expenses and other assets	27,429	5,769	3,985

Total assets	5,988,948,937	8,799,887,902	821,183,524

Liabilities
Payable for investments purchased	155,507,346	36,448	5,000,018
Payable upon receipt of securities loaned	4,562,280	218,333,728	0
Payable for daily variation margin on open futures contracts	0	495,965	0
Advisory fee payable	757,337	1,032,112	69,393
Accrued expenses and other liabilities	271,121	940,479	66,459

Total liabilities	161,098,084	220,838,732	5,135,870

Total net assets	$5,827,850,853	$8,579,049,170	$816,047,654

Investments in unaffiliated securities, at cost	$5,460,872,952	$6,174,265,631	$733,266,860

Investments in affiliated securities, at cost	$215,223,787	$336,192,835	$0

Investments in repurchase agreements, at cost	$0	$0	$82,352,398

Total investments, at cost	$5,676,096,739	$6,510,458,466	$815,619,258

Securities on loan, at value	$4,467,550	$211,927,377	$0

Foreign currency, at cost	$0	$28,622,409	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	117

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest*	$68,288,436	$19,555	$2,459,760
Income from affiliated securities	492,522	555,349	0
Securities lending income, net	15,404	3,102,889	0
Dividends**	0	108,184,207	0

Total investment income	68,796,362	111,862,000	2,459,760

Expenses
Advisory fee	4,377,532	6,087,242	450,223
Custody and accounting fees	231,946	749,387	48,886
Professional fees	54,882	58,617	22,380
Shareholder report expenses	6,462	10,538	972
Trustees’ fees and expenses	12,286	11,824	11,620
Other fees and expenses	12,994	61,526	7,549

Total expenses	4,696,102	6,979,134	541,630

Net investment income	64,100,260	104,882,866	1,918,130

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(6,448,731)	51,742,888	830
Affiliated securities	33,372	412,007	0
Futures transactions	0	17,242,631	0

Net realized gain (losses) on investments	(6,415,359)	69,397,526	830

Net change in unrealized gains (losses) on:
Unaffiliated securities	211,852,888	1,060,370,766	37,369
Affiiliated securities	809,955	1,640,988	0
Futures transactions	0	3,304,558	0

Net change in unrealized gains (losses) on investments	212,662,843	1,065,316,312	37,369

Net realized and unrealized gains (losses) on investments	206,247,484	1,134,713,838	38,199

Net increase in net assets resulting from operations	$270,347,744	$1,239,596,704	$1,956,329

* Net of foreign interest withholding taxes in the amount of	$576,539	$0	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$7,036,626	$0

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Fixed Income Portfolio
	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016

Operations
Net investment income	$64,100,260	$141,080,187
Net realized losses on investments	(6,415,359)	(72,730,886)
Net change in unrealized gains (losses) on investments	212,662,843	5,299,221

Net increase in net assets resulting from operations	270,347,744	73,648,522

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	743,511,208	1,180,576,977
Withdrawals	(530,553,373)	(1,994,426,845)

Net increase (decrease) in net assets resulting from capital share transactions	212,957,835	(813,849,868)

Total increase (decrease) in net assets	483,305,579	(740,201,346)

Net assets
Beginning of period	5,344,545,274	6,084,746,620

End of period	$5,827,850,853	$5,344,545,274

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	119

	Diversified Stock Portfolio
	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016

Operations
Net investment income	$104,882,866	$177,947,840
Net realized gains on investments	69,397,526	307,932,833
Net change in unrealized gains (losses) on investments	1,065,316,312	(1,628,567,751)

Net increase (decrease) in net assets resulting from operations	1,239,596,704	(1,142,687,078)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	537,300,928	1,596,369,458
Withdrawals	(1,143,587,541)	(2,186,652,936)

Net decrease in net assets resulting from capital share transactions	(606,286,613)	(590,283,478)

Total increase (decrease) in net assets	633,310,091	(1,732,970,556)

Net assets
Beginning of period	7,945,739,079	9,678,709,635

End of period	$8,579,049,170	$7,945,739,079

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Short-Term Investment Portfolio
	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016

Operations
Net investment income	$1,918,130	$1,789,194
Net realized gains on investments	830	862
Net change in unrealized gains (losses) on investments	37,369	12,131

Net increase in net assets resulting from operations	1,956,329	1,802,187

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	178,353,630	410,642,819
Withdrawals	(207,698,140)	(460,272,218)

Net decrease in net assets resulting from capital share transactions	(29,344,510)	(49,629,399)

Total decrease in net assets	(27,388,181)	(47,827,212)

Net assets
Beginning of period	843,435,835	891,263,047

End of period	$816,047,654	$843,435,835

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	121

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Diversified Fixed Income Portfolio
Six months ended August 31, 2016 (unaudited)	2.25%	0.16%	0.16%	4.94%	19%
Year ended February 29, 2016	2.37%	0.16%	0.16%	1.58%	39%
Year ended February 28, 2015	2.28%	0.16%	0.16%	1.54%	49%
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
Year ended February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%

Diversified Stock Portfolio
Six months ended August 31, 2016 (unaudited)	2.44%	0.16%	0.16%	15.84%	3%
Year ended February 29, 2016	1.99%	0.17%	0.17%	(12.77)%	25%
Year ended February 28, 2015	1.85%	0.16%	0.16%	9.01%	14%
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
Year ended February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%

Short-Term Investment Portfolio
Six months ended August 31, 2016 (unaudited)	0.43%	0.12%	0.12%	0.20%	N/A
Year ended February 29, 2016	0.18%	0.12%	0.12%	0.15%	N/A
Year ended February 28, 2015	0.07%	0.12%	0.12%	(0.03)%	N/A
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.03%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.11%	N/A
Year ended February 29, 2012	0.13%	0.12%	0.12%	0.10%	N/A

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Diversified Stock Portfolio (“Diversified Stock Portfolio”), and Wells Fargo Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	123

valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

124	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio may enter into futures contracts and may be subject to interest rate risk or equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. A Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	125

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of August 31, 2016:

Diversified Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,538,442,378	$0	$1,538,442,378

Corporate bonds and notes	0	1,213,231,257	0	1,213,231,257

Foreign government bonds	0	1,435,565,122	0	1,435,565,122

U.S. Treasury securities	1,339,224,884	0	0	1,339,224,884

Yankee corporate bonds and notes	0	231,245,260	0	231,245,260

Yankee government bonds	0	2,026,706	0	2,026,706

Short-term investments
Investment companies	188,973,592	0	0	188,973,592
Investments measured at net asset value*				4,562,280
Total assets	$1,528,198,476	$4,420,510,723	$0	$5,953,271,479

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $4,562,280 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

126	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Diversified Stock Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$1,141,713,109	$155,074	$0	$1,141,868,183
Consumer staples	618,306,765	339,987	0	618,646,752
Energy	460,001,104	2,193,519	3	462,194,626
Financials	1,841,599,293	670,411	76	1,842,269,780
Health care	874,097,604	0	0	874,097,604
Industrials	922,888,836	5,933	68,184	922,962,953
Information technology	1,452,797,718	1	0	1,452,797,719
Materials	448,091,883	295,619	0	448,387,502
Telecommunication services	221,898,681	692,926	0	222,591,607
Utilities	337,448,220	0	0	337,448,220

Preferred stocks
Consumer discretionary	5,056,503	0	0	5,056,503
Consumer staples	2,428,198	0	0	2,428,198
Energy	5,798,084	0	0	5,798,084
Financials	18,921,256	0	0	18,921,256
Health care	605,330	0	0	605,330
Information technology	3,527,896	0	0	3,527,896
Materials	3,214,186	0	0	3,214,186
Telecommunication services	1,977,515	0	0	1,977,515
Utilities	44,203	0	0	44,203

Rights
Health care	0	0	0	0
Industrials	0	0	0	0

Warrants
Consumer discretionary	0	85,621	0	85,621
Energy	0	21,269	0	21,269
Industrials	0	1,030	0	1,030

Short-term investments
Investment companies	103,413,508	0	0	103,413,508
Investments measured at net asset value*				218,333,728
Total assets	$8,463,829,892	$4,461,390	$68,263	$8,686,693,273
Liabilities
Futures contracts	$495,965	$0	$0	$495,965
Total liabilities	$495,965	$0	$0	$495,965

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $218,333,728 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	127

Short-Term Investment Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$153,006,980	$0	$153,006,980

Commercial paper	0	373,322,451	0	373,322,451

Corporate bonds and notes	0	2,390,000	0	2,390,000

Municipal obligations	0	196,598,760	0	196,598,760

Other	0	8,000,000	0	8,000,000

Repurchase agreements	0	82,352,398	0	82,352,398
Total assets	$0	$815,670,589	$0	$815,670,589

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing which was used in pricing certain foreign securities at the previous period end was not used at August 31, 2016. As a result, Diversified Stock Portfolio common stocks valued at $2,393,980,410 and preferred stocks valued at $11,267,327 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Diversified Stock Portfolio had no material transfers into/out of Level 3. At August 31, 2016, the Diversified Fixed Income Portfolio and Short-Term Investment Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management. The advisor is responsible for implementing investment policies and guidelines and for supervising the applicable subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee from Diversified Fixed Income Portfolio and Diversified Stock Portfolio starting at 0.20% and declining to 0.10% as the average daily net assets of each respective Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the six months ended August 31, 2016, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.15%
Diversified Stock Portfolio	0.14
Short-Term Investment Portfolio	0.10

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee from Funds Management starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2016 were as follows:

	Purchases at cost		Sales proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Diversified Fixed Income Portfolio	$1,231,295,484	$310,156,042	$859,390,678	$196,608,387
Diversified Stock Portfolio	0	242,163,491	0	720,961,207

128	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

		Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Diversified Stock Portfolio	Wells Fargo & Company	563,684	14,700	65,200	513,184	$26,069,747	$416,157	$412,007

7. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2016, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At August 31, 2016, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
9-16-2016	UBS	10 Long	MSCI EAFE Index	$843,800	$12,505
9-16-2016	UBS	4 Long	MSCI EM Index	177,580	11,440
9-16-2016	UBS	362 Long	Russell 2000 Index	44,844,560	2,060,700
9-16-2016	UBS	245 Long	S&P 400 E-Mini Index	38,313,100	334,460
9-16-2016	UBS	343 Long	S&P 500 E-Mini Index	37,206,925	10,288

Diversified Stock Portfolio had an average notional amount of $146,425,110 in long futures contracts during the six months ended August 31, 2016. As of August 31, 2016, Diversified Stock Portfolio had segregated $5,000,610 as cash collateral for open futures contracts.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, the Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Diversified Stock Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Diversified Stock Portfolio	Futures – variation margin	UBS	$495,965	$0	$(495,965)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	129

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

130	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	131

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 71 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

132	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund, Wells Fargo Dow Jones Target 2060 Fund, Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, Wells Fargo Short-Term Investment Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”) and, the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management, advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund and Wells Fargo Dow Jones Target 2060 Fund (individually, the “Target Date Fund” and collectively, the “Target Date Funds”) an investment management agreement (the “Target Date Fund Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”).

At the Meeting, the Master Trust Board, all the members of which are Independent Trustees, reviewed and approved for each of Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio and Wells Fargo Short-Term Investment Portfolio (the “Master Portfolios”) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management. The Target Date Funds and the Master Portfolios are collectively referred to as the “Funds.”

The Funds Trust Board also reviewed and approved the following at the Meeting: an investment sub-advisory agreement with Global Index Advisors, Inc. (“GIA”) for the Target Date Funds. The Master Trust Board also reviewed: an investment sub-advisory agreement with (i) SSgA Funds Management, Inc. (“SSgA”) for Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio; and (ii) Wells Capital Management Incorporated (“Wells Capital Management”) for the Wells Fargo Short-Term Investment Portfolio (collectively, the “Sub-Advisory Agreements”).

Wells Capital Management, GIA and SSgA are collectively referred to as the “Sub-Advisers”, and the Target Date Fund Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.” The Target Date Funds are gateway blended funds that each invests all of their assets in the Master Portfolios.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	133

After its deliberations, the Funds Trust Board unanimously approved the continuation of the Target Date Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements, each for a one-year term. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2015. The Boards considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Funds Trust Board noted that the performance of each Target Date Fund (Administrator Class) relative to its respective Universe was as follows: (i) the performance of the Target 2010 Fund was in range of the average performance of its Universe for all periods under review except the three- and five-year periods; (ii) the performance of the Target 2015 Fund was lower than the average performance of its Universe for all periods under review except the one-year period; (iii) the performance of the Target 2020 Fund was higher than or in range of the average performance of its Universe for all periods under review except the three and five-year periods; (iv) the performance of the Target 2025 Fund was lower than the average performance of its Universe for all periods under review except the one-year period; (v) the performance of the Target 2030 Fund was higher than or in range of the average performance of its Universe for all periods under review except the five-year period; (vi) the performance of the Target 2035 Fund was lower than the average performance of its Universe for all periods under review except the one-year period; (vii) the performance of the Target 2040 Fund was higher than or in range of the average performance of its Universe for all periods under review except the one-year period; (viii) the performance of the Target 2045 Fund was lower than the average performance of its Universe for all periods under review except the three-year period; (ix) the performance of the Target 2050 Fund was higher than or in range of the average performance of its Universe for all periods under review except the one-year period; (x) the performance of the Target 2055 Fund was lower than the average performance of its Universe for all periods under review; (xi) the performance of the Target 2060 Fund was lower than the average performance of its Universe for all periods under review; and (xii) the performance of the Target Today Fund was higher than or in range of the average performance of its Universe for all periods under review except the three- and five-year periods. The Funds Trust Board also noted that the performance of each Target Date Fund was lower than the performance of its respective benchmark index for all periods under review except the first quarter of 2015.

The Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance for the periods noted above. Funds Management advised the Funds Trust Board that the nearer-dated Target Date Funds have some of the more conservative glidepaths in the industry, and as a result had a lower allocation to equities compared to funds in each respective Target Date Fund’s Universe. Thus, the Funds Trust Board was advised that underperformance of the nearer-dated Target Date Funds relative to their respective Universes was to be expected during periods in which the equity markets posted strong gains. The Funds Trust Board noted that the Target Date Funds’ underperformance relative to their benchmarks was largely attributable to fees charged to the Target Date Funds (which are not charged to a benchmark index).

134	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

The Master Trust Board took note of the performance of the Master Portfolios. The Master Trust Board noted that the performance of the Diversified Stock Portfolio was lower than the average performance of its Universe for all periods under review. The Master Trust Board also noted that the performance of the Diversified Stock Portfolio was in range of the performance of its benchmark, the Dow Jones Stock CMAC Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Diversified Stock Portfolio relative to its Universe for the periods noted above was largely attributable to sector allocation.

The Master Trust Board noted that the performance of the Diversified Fixed Income Portfolio was lower than the average performance of its Universe for all periods under review. The Master Trust Board also noted that the performance of the Diversified Fixed Income Portfolio was in range of the performance of its benchmark, the Dow Jones Bond CMAC Index, for all periods under review except the five-year period. The Master Trust Board was apprised that the underperformance of the Diversified Fixed Income Portfolio relative to its Universe and benchmark for the periods noted above was largely attributable to sector allocation.

The Master Trust Board also noted that the performance of the Short-Term Investment Portfolio was higher than or in range of the average performance of its Universe for all periods under review except the ten-year period. The Master Trust Board also noted that the performance of the Short-Term Investment Portfolio was higher than the performance of its benchmark, the Barclays U.S. T-Bill 1-3 Month Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Short-Term Investment Portfolio relative to its benchmark for the periods noted above was largely attributable to the fact that the Short-Term Investment Portfolio is managed using a money market strategy. The Master Trust Board noted that the Short-Term Investment Portfolio experienced a portfolio manager change in 2014.

The Funds Trust Board also received and considered information regarding each Target Date Fund’s net operating expense ratios, which include fees and expenses of the corresponding Master Portfolio, and their various components, including actual management fees assessed at both the Target Date Fund level and the Master Portfolio level, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to each Target Date Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of each Target Date Fund were lower than the median net operating expense ratios of its respective expense Groups for all share classes.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.

The Boards took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Funds Trust Board reviewed and considered the fee rates that are payable by each Target Date Fund to Funds Management under the Target Date Fund Management Agreement, as well as the contractual fee rates payable by each Target Date Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).

The Master Trust Board reviewed and considered the contractual investment advisory fee rates that are payable by the Master Portfolios to Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Funds Trust Board was a comparison of each Target Date Fund’s Management Rate, which do not include the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of each Target Date Fund were lower than the sum of the management fee rates and transfer agency costs of its respective expense Groups for all share classes. The Funds Trust Board noted that it had recently approved a reduction in the advisory fee schedules for each of the Target Date Funds in February 2015, effective July 1, 2015.

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	135

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were lower than the median rate for the Master Portfolio’s respective expense Group.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. With respect to the Target Date Funds, the Diversified Fixed Income Portfolio and the Diversified Stock Portfolio, the Boards considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the respective Fund. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. With respect to the Short-Term Investment Portfolio, given the current affiliation between Funds Management and Wells Capital Management, the Master Trust Board ascribed limited relevance to the allocation of the advisory fee between them. With respect to GIA and SSgA, the Boards considered that the Sub-Advisory Agreement Rates paid to each of these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis.

Other than with respect to the Wells Fargo Diversified Stock Porfolio, the Boards also received and considered information about the nature and extent of services offered and fee rates charged by the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Funds Management under the Target Date Fund Management Agreement was reasonable in light of the services covered by the Target Date Fund Management Agreement. The Master Trust Board determined that the compensation payable to Funds Management under the Master Portfolio Advisory Agreement and to each Sub-Adviser under each Sub-Advisory Agreement was reasonable, in light of the services covered by the Master Portfolio Advisory Agreement and each Sub-Advisory Agreement, respectively.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Funds and the fund family as a whole. The Board also received and considered information concerning the profitability of Wells Capital Management from providing services to the fund family as a whole, noting that Wells Capital Management’s profitability information with respect to providing services to the Funds was subsumed in the Wells Fargo and Funds Management profitability analysis. The Boards did not receive or consider profitability information with respect to GIA or SSgA, as the sub-advisory fees paid to them had been negotiated by Funds Management on an arm’s-length basis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Funds to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Funds Trust Boards noted the existence of breakpoints in each Target Date Fund’s management fee structure, and the Master Trust Board noted the existence of breakpoints in each Master Portfolio’s advisory fee structure (except the Short-Term Investment Portfolio), which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Boards also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Funds and the fund family as a whole. The Boards considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

136	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

The Boards concluded that the Funds’ fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, or GIA or SSgA as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about fees earned by Funds Management and Wells Capital Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, or GIA or SSgA or were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Target Date Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements, each for a one-year term. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable.

List of abbreviations	Wells Fargo Dow Jones Target Date Funds	137

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

245797 10-16 SOFLD/SAR101 08-16

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio are filed under this Item.

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 26.40%
FFCB	1.10%	6-1-2018	$3,000,000	$3,009,813
FFCB	3.50	12-20-2023	400,000	450,252
FHLB	0.88	3-19-2018	3,500,000	3,500,567
FHLB	0.88	10-1-2018	1,500,000	1,498,997
FHLB	0.88	8-5-2019	750,000	746,849
FHLB	1.13	6-21-2019	2,000,000	2,006,156
FHLB	1.38	2-18-2021	1,000,000	1,005,094
FHLB	2.50	8-1-2027	118,112	122,248
FHLB	2.50	12-1-2027	62,779	64,982
FHLB	2.50	6-1-2028	79,432	82,228
FHLB	2.50	8-1-2028	734,344	760,121
FHLB	2.50	9-1-2028	3,346,919	3,464,078
FHLB	2.50	9-1-2028	338,849	351,855
FHLB	2.50	9-1-2028	2,262,644	2,341,867
FHLB	2.50	10-1-2028	705,959	730,707
FHLB	2.50	10-1-2028	117,742	121,864
FHLB	2.50	11-1-2028	2,126,430	2,201,036
FHLB	2.50	11-1-2028	650,144	673,033
FHLB	3.00	10-1-2042	7,795,651	8,104,496
FHLB	3.00	10-1-2042	614,079	638,350
FHLB	3.00	11-1-2042	3,849,829	4,001,763
FHLB	3.00	11-1-2042	368,266	386,990
FHLB	3.00	11-1-2042	201,578	210,169
FHLB	3.00	12-1-2042	198,628	206,430
FHLB	3.00	12-1-2042	95,192	98,943
FHLB	3.00	1-1-2043	7,246,266	7,554,336
FHLB	3.00	1-1-2043	148,484	154,290
FHLB	3.00	3-1-2043	75,061	78,004
FHLB	3.00	4-1-2043	7,331,024	7,620,361
FHLB	3.00	4-1-2043	617,645	641,740
FHLB	3.00	5-1-2043	114,992	119,455
FHLB	3.00	6-1-2043	296,849	308,262
FHLB	3.00	7-1-2043	2,086,237	2,166,814
FHLB	3.00	7-1-2043	154,812	160,812
FHLB	3.00	7-1-2043	156,572	162,609
FHLB	3.00	7-1-2043	594,762	618,455
FHLB	3.00	8-1-2043	70,996	73,691
FHLB	3.00	8-1-2043	278,814	289,401
FHLB	3.00	8-1-2043	132,298	137,387
FHLB	3.00	8-1-2043	168,102	174,485
FHLB	3.00	8-1-2043	77,227	80,209
FHLB	3.00	8-1-2043	22,527	23,383
FHLB	3.00	8-1-2043	581,485	603,872
FHLB	3.00	8-1-2043	1,701,129	1,765,725
FHLB	3.00	9-1-2043	282,275	293,075
FHLB	3.00	9-1-2043	255,614	265,354
FHLB	3.00	10-1-2043	169,523	175,999
FHLB	3.00	10-1-2043	238,883	248,057
FHLB	3.00	11-1-2043	75,275	78,152
FHLB	3.50	8-1-2020	96,826	102,447

2	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	3.50%	9-1-2020	$27,045	$28,614
FHLB	3.50	10-1-2020	136,337	144,251
FHLB	3.50	11-1-2020	276,774	292,840
FHLB	3.50	11-1-2020	164,779	174,343
FHLB	3.50	11-1-2020	221,235	234,077
FHLB	3.50	12-1-2020	156,845	165,949
FHLB	3.50	1-1-2021	9,262	9,800
FHLB	3.50	4-1-2021	9,168	9,701
FHLB	3.50	4-1-2021	174,499	184,628
FHLB	3.50	12-1-2025	3,287,751	3,518,939
FHLB	3.50	1-1-2029	4,446,778	4,704,894
FHLB	3.50	12-1-2042	2,416,971	2,553,697
FHLB	4.00	6-1-2024	15,135	15,978
FHLB	4.00	7-1-2025	281,616	299,043
FHLB	4.00	4-1-2026	1,488,486	1,583,232
FHLB	4.00	11-1-2040	2,925,126	3,141,729
FHLB	4.00	1-1-2041	5,021,853	5,392,859
FHLB	4.00	2-1-2041	2,439,539	2,634,461
FHLB	4.00	4-1-2041	3,833,078	4,162,339
FHLB	4.50	2-1-2024	44,199	47,505
FHLB	4.50	5-1-2024	44,092	47,060
FHLB	4.50	9-1-2024	16,725	17,875
FHLB	4.50	9-1-2024	34,674	37,302
FHLB	4.50	12-1-2024	64,181	68,663
FHLB	4.50	3-1-2039	353,274	386,898
FHLB	4.50	3-1-2039	51,050	55,740
FHLB	4.50	5-1-2039	81,318	89,034
FHLB	4.50	10-1-2039	83,803	91,513
FHLB	4.50	10-1-2039	66,690	73,170
FHLB	4.50	9-1-2040	77,829	85,343
FHLB	4.50	1-1-2041	152,177	167,097
FHLB	4.50	2-1-2041	638,266	700,754
FHLB	4.50	4-1-2041	1,778,566	1,950,068
FHLB	4.88	9-8-2017	1,000,000	1,042,181
FHLB	5.00	11-17-2017	4,000,000	4,201,560
FHLB	5.00	12-1-2034	1,828	2,014
FHLB	5.00	8-1-2035	296,206	327,732
FHLB	5.00	11-1-2035	303,281	336,039
FHLB	5.00	12-1-2035	2,293	2,526
FHLB	5.00	1-1-2036	24,480	26,972
FHLB	5.00	6-1-2036	359,110	400,157
FHLB	5.00	3-1-2037	3,596	3,975
FHLB	5.00	7-1-2037	7,563	8,373
FHLB	5.00	3-1-2038	266,463	293,627
FHLB	5.00	5-1-2038	16,470	18,172
FHLB	5.00	6-1-2038	4,186	4,612
FHLB	5.00	9-1-2038	292,336	322,203
FHLB	5.00	5-1-2039	19,294	21,434
FHLB	5.00	1-1-2040	1,142,600	1,266,395
FHLB	5.38	9-30-2022	1,350,000	1,650,583

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	5.50%	12-1-2035	$459,621	$517,841
FHLB	5.50	7-15-2036	600,000	884,426
FHLB	5.50	12-1-2036	216,861	244,832
FHLB	5.50	3-1-2037	23,196	25,902
FHLB	5.50	7-1-2037	972,606	1,099,254
FHLB	5.50	10-1-2037	1,803	2,036
FHLB	5.50	3-1-2038	16,173	18,225
FHLB	5.50	5-1-2038	152,055	171,217
FHLB	5.50	6-1-2038	49,987	56,286
FHLB	5.50	8-1-2038	55,388	62,451
FHLB	5.50	10-1-2038	4,011	4,478
FHLB	5.50	11-1-2038	103,706	117,327
FHLB	6.00	1-1-2032	19,757	22,479
FHLB	6.00	4-1-2033	20,331	23,526
FHLB	6.00	7-1-2036	24,056	27,723
FHLB	6.00	9-1-2036	137,960	158,051
FHLB	6.00	11-1-2036	185,412	213,184
FHLB	6.00	11-1-2036	13,297	15,208
FHLB	6.00	5-1-2037	101,308	115,892
FHLB	6.00	6-1-2037	51,113	58,144
FHLB	6.00	8-1-2037	122,447	139,247
FHLB	6.00	9-1-2037	1,513	1,729
FHLB	6.00	9-1-2037	56,400	64,326
FHLB	6.00	10-1-2037	11,224	12,766
FHLB	6.00	10-1-2037	8,069	9,214
FHLB	6.00	11-1-2037	33,653	38,512
FHLB	6.00	11-1-2037	44,498	50,822
FHLB	6.00	12-1-2037	30,977	35,597
FHLB	6.00	12-1-2037	19,812	22,538
FHLB	6.00	12-1-2037	85,187	97,399
FHLB	6.00	6-1-2038	53,996	61,416
FHLB	6.00	7-1-2038	26,902	30,630
FHLB	6.00	12-1-2039	43,916	50,109
FHLB	6.00	5-1-2040	811,782	925,972
FHLMC	0.75	1-12-2018	2,000,000	1,997,246
FHLMC	0.88	3-7-2018	2,000,000	2,000,104
FHLMC	1.00	9-27-2017	250,000	250,719
FHLMC	1.00	9-29-2017	2,000,000	2,005,450
FHLMC %%	1.07	9-6-2018	750,000	749,079
FHLMC %%	1.10	9-13-2018	1,000,000	998,788
FHLMC	1.13	4-15-2019	750,000	752,574
FHLMC	1.25	1-29-2019	500,000	500,007
FHLMC	1.25	8-1-2019	2,000,000	2,012,030
FHLMC	1.25	10-2-2019	3,800,000	3,821,972
FHLMC	1.30	8-28-2019	1,500,000	1,498,368
FHLMC	2.00	7-30-2019	100,000	102,693
FHLMC	2.38	1-13-2022	3,580,000	3,762,748
FHLMC	2.50	10-1-2029	6,496,093	6,722,084
FHLMC	2.50	1-1-2031	2,238,153	2,315,916
FHLMC	2.50	5-1-2031	12,710,547	13,152,162

4	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC %%	2.50%	9-19-2031	$5,000,000	$5,167,774
FHLMC	3.00	9-1-2021	411,964	431,832
FHLMC	3.00	4-1-2022	373,556	391,572
FHLMC	3.00	9-1-2026	93,311	97,839
FHLMC	3.00	10-1-2026	2,007,393	2,105,442
FHLMC	3.00	11-1-2026	202,188	212,056
FHLMC	3.00	11-1-2026	31,357	32,876
FHLMC	3.00	11-1-2026	544,078	570,555
FHLMC	3.00	12-1-2026	4,004,167	4,199,804
FHLMC	3.00	12-1-2026	14,626	15,339
FHLMC	3.00	12-1-2026	1,093,797	1,146,993
FHLMC	3.00	1-1-2027	1,952,350	2,047,311
FHLMC	3.00	3-1-2027	495,470	519,608
FHLMC	3.00	8-1-2027	1,323,938	1,388,559
FHLMC	3.00	4-1-2028	51,208	53,717
FHLMC	3.00	7-1-2029	4,830,735	5,065,238
FHLMC	3.00	9-1-2029	7,068,366	7,411,574
FHLMC %%	3.00	9-19-2031	3,000,000	3,143,116
FHLMC	3.00	5-1-2035	5,320,504	5,577,252
FHLMC	3.00	3-1-2043	4,531,401	4,709,052
FHLMC	3.00	8-1-2045	11,672,034	12,115,254
FHLMC	3.00	9-1-2046	8,425,000	8,744,921
FHLMC %%	3.00	9-14-2046	11,075,000	11,485,121
FHLMC	3.50	10-1-2020	469,641	496,902
FHLMC	3.50	1-1-2021	660,690	699,041
FHLMC	3.50	11-1-2021	123,928	131,121
FHLMC	3.50	5-1-2023	225,366	238,557
FHLMC	3.50	11-1-2023	408,186	431,879
FHLMC	3.50	1-1-2024	388,928	411,553
FHLMC	3.50	2-1-2026	168,142	178,013
FHLMC	3.50	4-1-2026	584,175	618,184
FHLMC	3.50	1-1-2030	425,481	450,624
FHLMC	3.50	1-1-2030	282,458	299,026
FHLMC	3.50	2-1-2042	10,368,627	10,948,579
FHLMC	3.50	10-1-2042	2,706,635	2,849,847
FHLMC	3.50	10-1-2042	564,743	596,659
FHLMC	3.50	10-1-2042	5,243,319	5,538,747
FHLMC	3.50	7-1-2043	4,319,159	4,562,774
FHLMC	3.50	8-1-2043	6,921,229	7,309,888
FHLMC	3.50	1-1-2044	3,451,227	3,643,803
FHLMC	3.50	6-1-2044	3,296,648	3,473,693
FHLMC	3.50	10-1-2044	9,154,089	9,637,549
FHLMC	3.50	11-1-2044	7,222,249	7,603,682
FHLMC	3.50	7-1-2045	6,585,975	6,993,572
FHLMC	3.50	10-1-2045	8,276,761	8,713,886
FHLMC	3.50	1-1-2046	5,866,821	6,176,668
FHLMC	3.50	3-1-2046	2,413,852	2,541,336
FHLMC	3.50	4-1-2046	5,143,186	5,416,751
FHLMC	3.50	5-1-2046	7,801,688	8,218,025
FHLMC %%	3.50	9-14-2046	6,625,000	6,973,847

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	3.75%	3-27-2019	$2,900,000	$3,102,133
FHLMC	4.00	5-1-2023	32,111	33,408
FHLMC	4.00	2-1-2024	70,851	73,632
FHLMC	4.00	5-1-2024	42,686	45,314
FHLMC	4.00	5-1-2024	72,380	76,350
FHLMC	4.00	8-1-2024	112,223	119,144
FHLMC	4.00	1-1-2025	119,489	123,512
FHLMC	4.00	2-1-2025	167,865	178,569
FHLMC	4.00	3-1-2025	1,068,049	1,132,087
FHLMC	4.00	5-1-2025	440,455	463,634
FHLMC	4.00	6-1-2025	369,170	392,523
FHLMC	4.00	6-1-2025	87,339	92,876
FHLMC	4.00	7-1-2025	11,030	11,743
FHLMC	4.00	8-1-2025	77,711	82,643
FHLMC	4.00	10-1-2025	25,663	27,284
FHLMC	4.00	3-1-2026	232,200	244,973
FHLMC	4.00	4-1-2026	343,022	364,806
FHLMC	4.00	5-1-2026	289,659	308,056
FHLMC	4.00	5-1-2029	204,795	220,336
FHLMC	4.00	9-1-2031	90,454	96,719
FHLMC	4.00	10-1-2033	6,521	6,997
FHLMC	4.00	8-1-2036	6,220	6,651
FHLMC	4.00	4-1-2039	417,005	456,451
FHLMC	4.00	5-1-2039	145,749	155,754
FHLMC	4.00	6-1-2039	157,330	168,449
FHLMC	4.00	2-1-2040	290,551	312,161
FHLMC	4.00	9-1-2040	1,074,623	1,153,991
FHLMC	4.00	10-1-2040	1,232,279	1,339,765
FHLMC	4.00	10-1-2040	357,852	384,205
FHLMC	4.00	10-1-2040	756,076	811,820
FHLMC	4.00	11-1-2040	162,281	174,266
FHLMC	4.00	12-1-2040	3,722,153	3,996,845
FHLMC	4.00	12-1-2040	76,023	81,625
FHLMC	4.00	4-1-2041	19,172	20,587
FHLMC	4.00	6-1-2041	314,145	336,672
FHLMC	4.00	6-1-2041	7,104	7,595
FHLMC	4.00	10-1-2041	32,385	34,788
FHLMC	4.00	10-1-2041	197,093	210,711
FHLMC	4.00	11-1-2041	197,279	210,956
FHLMC	4.00	11-1-2041	47,889	51,440
FHLMC	4.00	11-1-2041	21,494	23,088
FHLMC	4.00	11-1-2041	14,806	15,833
FHLMC	4.00	11-1-2041	281,884	302,802
FHLMC	4.00	12-1-2041	6,648,486	7,142,139
FHLMC	4.00	1-1-2042	1,912,357	2,054,566
FHLMC	4.00	1-1-2042	75,486	81,105
FHLMC	4.00	2-1-2042	33,683	36,107
FHLMC	4.00	4-1-2042	6,730,300	7,260,906
FHLMC	4.00	5-1-2044	4,629,369	4,953,532
FHLMC	4.00	5-1-2044	6,668,305	7,126,032

6	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	12-1-2045	$3,400,315	$3,636,623
FHLMC	4.00	1-1-2046	2,946,394	3,150,698
FHLMC	4.50	4-1-2018	11,345	11,620
FHLMC	4.50	8-1-2018	189,805	194,406
FHLMC	4.50	10-1-2018	38,501	39,435
FHLMC	4.50	4-1-2024	53,860	55,165
FHLMC	4.50	8-1-2024	366,541	392,278
FHLMC	4.50	11-1-2024	104,129	106,894
FHLMC	4.50	2-1-2025	397,516	423,664
FHLMC	4.50	8-1-2035	29,585	32,425
FHLMC	4.50	9-1-2035	47,398	51,886
FHLMC	4.50	1-1-2037	44,186	48,245
FHLMC	4.50	10-1-2038	198,858	217,128
FHLMC	4.50	2-1-2039	22,354	24,435
FHLMC	4.50	5-1-2039	38,281	41,952
FHLMC	4.50	6-1-2039	1,479,438	1,624,250
FHLMC	4.50	9-1-2039	992,564	1,089,001
FHLMC	4.50	10-1-2039	180,231	197,747
FHLMC	4.50	10-1-2039	172,703	189,541
FHLMC	4.50	1-1-2040	1,703,203	1,889,076
FHLMC	4.50	2-1-2040	5,027,482	5,552,472
FHLMC	4.50	3-1-2040	2,476,798	2,768,126
FHLMC	4.50	8-1-2040	886,521	971,012
FHLMC	4.50	9-1-2040	2,121,649	2,360,417
FHLMC	4.50	9-1-2040	203,476	223,324
FHLMC	4.50	2-1-2041	55,774	61,219
FHLMC	4.50	4-1-2041	2,512,388	2,757,734
FHLMC	4.50	7-1-2041	4,959,559	5,437,549
FHLMC	4.50	7-1-2041	129,081	141,727
FHLMC	4.50	10-1-2041	823,957	902,360
FHLMC	4.88	6-13-2018	1,700,000	1,819,515
FHLMC	5.00	7-1-2022	177	182
FHLMC	5.00	6-1-2023	6,756	7,265
FHLMC	5.00	6-1-2023	18,980	20,382
FHLMC	5.00	6-1-2023	2,504	2,573
FHLMC	5.00	10-1-2023	2,149	2,209
FHLMC	5.00	8-1-2033	1,043,182	1,168,312
FHLMC	5.00	11-1-2033	93,188	103,057
FHLMC	5.00	3-1-2034	73,563	81,756
FHLMC	5.00	7-1-2035	336,947	373,035
FHLMC	5.00	8-1-2035	95,469	105,310
FHLMC	5.00	9-1-2035	686,554	774,211
FHLMC	5.00	4-1-2036	40,410	44,924
FHLMC	5.00	12-1-2036	27,147	30,010
FHLMC	5.00	2-1-2037	39,284	43,361
FHLMC	5.00	3-1-2039	261,027	292,392
FHLMC	5.00	8-1-2039	604,025	671,831
FHLMC	5.00	8-1-2039	3,070,421	3,393,722
FHLMC	5.00	9-1-2039	924,735	1,024,856
FHLMC	5.00	12-1-2039	1,411,816	1,582,630

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.00%	6-1-2040	$3,499,490	$3,907,519
FHLMC	5.00	6-1-2040	2,556,324	2,834,701
FHLMC	5.13	11-17-2017	1,000,000	1,051,372
FHLMC	5.50	12-1-2016	685	687
FHLMC	5.50	8-1-2017	221	223
FHLMC	5.50	9-1-2017	3,843	3,911
FHLMC	5.50	10-1-2017	282	287
FHLMC	5.50	11-1-2017	395	396
FHLMC	5.50	11-1-2017	4,452	4,537
FHLMC	5.50	12-1-2017	115,311	117,038
FHLMC	5.50	3-1-2018	2,490	2,502
FHLMC	5.50	2-1-2019	29,312	29,618
FHLMC	5.50	12-1-2033	71,706	80,106
FHLMC	5.50	12-1-2034	143,176	162,589
FHLMC	5.50	1-1-2035	478,586	534,470
FHLMC	5.50	6-1-2035	354,839	399,072
FHLMC	5.50	1-1-2036	25,403	28,366
FHLMC	5.50	1-1-2036	66,062	74,756
FHLMC	5.50	2-1-2036	84,321	95,566
FHLMC	5.50	12-1-2036	86,301	97,632
FHLMC	5.50	2-1-2037	88,672	99,039
FHLMC	5.50	3-1-2037	77,789	87,086
FHLMC	5.50	4-1-2037	22,699	25,677
FHLMC	5.50	1-1-2038	225,772	254,390
FHLMC	5.50	2-1-2038	339,568	381,555
FHLMC	5.50	4-1-2038	287,062	323,576
FHLMC	5.50	5-1-2038	239,778	270,275
FHLMC	5.50	5-1-2038	957,838	1,078,797
FHLMC	5.50	5-1-2038	39,735	44,750
FHLMC	5.50	5-1-2038	670,624	757,507
FHLMC	5.50	6-1-2038	6,739	7,576
FHLMC	5.50	7-1-2038	131,738	148,306
FHLMC	5.50	7-1-2038	168,311	189,481
FHLMC	5.50	8-1-2038	47,661	53,691
FHLMC	5.50	8-1-2038	227,285	256,531
FHLMC	5.50	9-1-2038	37,530	42,159
FHLMC	5.50	9-1-2038	72,400	81,529
FHLMC	5.50	1-1-2039	118,458	133,875
FHLMC	5.50	8-1-2039	474,517	535,879
FHLMC	5.50	11-1-2039	935,455	1,046,660
FHLMC	5.50	3-1-2040	1,871,120	2,097,365
FHLMC	5.50	4-1-2040	1,490,871	1,684,154
FHLMC	6.00	9-1-2023	58,473	65,128
FHLMC	6.00	11-1-2033	371,566	429,515
FHLMC	6.00	7-1-2034	170,064	193,455
FHLMC	6.00	1-1-2036	31,263	36,120
FHLMC	6.00	2-1-2036	242,533	275,811
FHLMC	6.00	11-1-2036	54,167	61,796
FHLMC	6.00	12-1-2036	22,828	26,233
FHLMC	6.00	2-1-2037	2,042	2,345

8	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.00%	3-1-2037	$15,347	$17,453
FHLMC	6.00	3-1-2037	98,285	112,767
FHLMC	6.00	4-1-2037	1,290	1,477
FHLMC	6.00	8-1-2037	16,647	18,932
FHLMC	6.00	8-1-2037	29,228	33,257
FHLMC	6.00	8-1-2037	37,289	42,425
FHLMC	6.00	8-1-2037	12,920	14,787
FHLMC	6.00	8-1-2037	121,475	139,395
FHLMC	6.00	9-1-2037	4,699	5,354
FHLMC	6.00	9-1-2037	18,938	21,662
FHLMC	6.00	10-1-2037	16,699	18,990
FHLMC	6.00	10-1-2037	18,227	20,856
FHLMC	6.00	10-1-2037	316,840	360,473
FHLMC	6.00	11-1-2037	12,749	14,506
FHLMC	6.00	12-1-2037	49,936	57,041
FHLMC	6.00	12-1-2037	244,133	278,268
FHLMC	6.00	1-1-2038	18,125	20,725
FHLMC	6.00	2-1-2038	11,603	13,249
FHLMC	6.00	2-1-2038	44,921	51,374
FHLMC	6.00	5-1-2038	38,141	43,766
FHLMC	6.00	6-1-2038	18,857	21,537
FHLMC	6.00	6-1-2038	24,196	27,643
FHLMC	6.00	6-1-2038	24,108	27,421
FHLMC	6.00	7-1-2038	54,673	62,460
FHLMC	6.00	7-1-2038	269,130	307,775
FHLMC	6.00	8-1-2038	32,924	37,614
FHLMC	6.00	8-1-2038	65,140	74,407
FHLMC	6.00	9-1-2038	31,801	36,289
FHLMC	6.00	9-1-2038	47,195	53,671
FHLMC	6.00	9-1-2038	13,579	15,442
FHLMC	6.00	10-1-2038	25,769	29,313
FHLMC	6.00	11-1-2038	32,549	37,224
FHLMC	6.00	12-1-2038	800	910
FHLMC	6.00	3-1-2039	16,664	19,018
FHLMC	6.00	6-1-2039	2,561	2,929
FHLMC	6.25	7-15-2032	900,000	1,374,033
FHLMC	6.50	10-1-2037	52,239	59,866
FHLMC	6.50	12-1-2037	71,994	82,505
FHLMC	6.50	3-1-2038	27,794	31,852
FHLMC	6.50	3-1-2038	60,325	69,132
FHLMC	6.50	1-1-2039	20,908	24,708
FHLMC	6.50	4-1-2039	173,402	198,720
FHLMC	6.50	4-1-2039	158,656	193,224
FHLMC	6.75	3-15-2031	1,000,000	1,555,636
FHMLC	0.75	4-9-2018	750,000	748,423
FICO	9.65	11-2-2018	500,000	593,404
FNMA	5.00	12-1-2035	4,765	5,278
FNMA ¤	0.00	10-9-2019	200,000	191,523
FNMA	0.75	7-27-2018	750,000	746,983
FNMA	0.88	10-26-2017	5,250,000	5,254,967

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	0.88%	12-20-2017	$2,000,000	$2,001,830
FNMA	0.88	2-8-2018	1,000,000	1,000,245
FNMA	0.88	3-28-2018	750,000	750,323
FNMA	0.88	5-21-2018	1,000,000	999,737
FNMA	0.88	8-2-2019	750,000	746,813
FNMA	0.90	11-7-2017	250,000	249,825
FNMA	1.00	5-21-2018	100,000	99,940
FNMA	1.25	8-17-2021	750,000	747,314
FNMA	1.38	4-11-2019	500,000	500,135
FNMA	1.63	11-27-2018	2,000,000	2,031,146
FNMA	1.75	1-30-2019	200,000	203,578
FNMA	1.75	5-30-2019	2,000,000	2,041,426
FNMA	1.75	9-12-2019	2,000,000	2,041,334
FNMA	1.88	2-19-2019	3,000,000	3,065,301
FNMA	2.13	4-24-2026	750,000	767,562
FNMA	2.50	10-1-2027	2,581,656	2,675,580
FNMA	2.50	3-1-2028	2,887,967	2,997,227
FNMA	2.50	4-1-2028	5,015,662	5,184,674
FNMA	2.50	7-1-2028	4,591,648	4,746,331
FNMA	2.50	7-1-2028	7,206,836	7,449,522
FNMA	2.50	7-1-2028	6,368,683	6,583,145
FNMA	2.50	10-1-2028	5,440,346	5,623,629
FNMA	2.50	2-1-2030	4,162,289	4,307,629
FNMA %%	2.50	9-19-2031	9,000,000	9,295,313
FNMA	2.50	1-1-2038	270,538	272,994
FNMA	2.50	10-1-2042	536,015	543,124
FNMA	2.50	11-1-2042	61,053	61,863
FNMA	2.50	2-1-2043	217,963	220,549
FNMA	2.50	3-1-2043	239,196	242,367
FNMA	2.50	3-1-2043	118,756	120,285
FNMA	2.50	3-1-2043	225,946	228,844
FNMA	2.50	4-1-2043	155,137	157,194
FNMA	2.50	4-1-2043	283,681	286,256
FNMA	2.50	8-1-2043	1,231,775	1,245,905
FNMA	2.50	8-1-2043	319,385	322,287
FNMA	2.50	8-1-2043	610,550	616,096
FNMA	2.63	9-6-2024	1,000,000	1,069,599
FNMA	3.00	10-1-2021	3,526,758	3,693,142
FNMA	3.00	8-1-2026	162,251	169,905
FNMA	3.00	9-1-2026	100,885	105,722
FNMA	3.00	11-1-2026	1,688,210	1,769,486
FNMA	3.00	11-1-2026	156,938	164,342
FNMA	3.00	2-1-2027	92,874	97,282
FNMA	3.00	2-1-2027	948,947	994,204
FNMA	3.00	4-1-2027	190,336	199,546
FNMA	3.00	5-1-2027	225,145	235,936
FNMA	3.00	6-1-2027	150,491	157,754
FNMA	3.00	7-1-2027	260,627	273,156
FNMA	3.00	7-1-2027	331,834	347,887
FNMA	3.00	8-1-2027	1,727,648	1,811,295

10	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	8-1-2027	$1,689,363	$1,770,923
FNMA	3.00	8-1-2027	10,162,701	10,654,241
FNMA	3.00	9-1-2027	1,338,672	1,403,600
FNMA	3.00	9-1-2027	1,434,596	1,504,154
FNMA	3.00	9-1-2027	5,518,923	5,785,157
FNMA	3.00	9-1-2027	2,112,245	2,214,332
FNMA	3.00	10-1-2027	2,490,120	2,610,106
FNMA	3.00	8-1-2029	6,354,601	6,654,396
FNMA %%	3.00	9-19-2031	13,000,000	13,606,204
FNMA	3.00	3-1-2036	2,359,183	2,477,071
FNMA	3.00	9-1-2042	1,919,240	1,995,308
FNMA	3.00	9-1-2042	36,007	37,436
FNMA	3.00	9-1-2042	601,158	624,945
FNMA	3.00	9-1-2042	381,601	396,054
FNMA	3.00	10-1-2042	3,844,793	3,991,645
FNMA	3.00	10-1-2042	976,937	1,015,702
FNMA	3.00	10-1-2042	3,782,924	3,954,100
FNMA	3.00	11-1-2042	7,367,620	7,660,040
FNMA	3.00	12-1-2042	7,363,725	7,691,394
FNMA	3.00	1-1-2043	7,356,208	7,647,284
FNMA	3.00	2-1-2043	7,847,270	8,158,053
FNMA	3.00	5-1-2043	1,902,039	1,976,907
FNMA	3.00	5-1-2043	7,556,265	7,853,278
FNMA	3.00	6-1-2043	162,615	169,029
FNMA	3.00	6-1-2043	3,773,198	3,930,717
FNMA	3.00	7-1-2043	912,061	948,148
FNMA	3.00	7-1-2043	4,130,896	4,294,118
FNMA	3.00	7-1-2043	7,408,575	7,699,820
FNMA	3.00	8-1-2043	308,817	321,014
FNMA	3.00	8-1-2043	818,955	851,147
FNMA	3.00	8-1-2043	367,541	382,010
FNMA	3.00	12-1-2043	229,718	238,419
FNMA	3.00	4-1-2044	247,285	256,800
FNMA	3.00	7-1-2044	309,688	321,633
FNMA	3.00	5-1-2046	13,426,898	13,935,459
FNMA	3.00	8-1-2046	13,988,318	14,518,144
FNMA %%	3.00	9-14-2046	14,625,000	15,166,581
FNMA	3.50	11-1-2025	1,564,591	1,652,823
FNMA	3.50	12-1-2025	3,804,760	4,042,167
FNMA	3.50	12-1-2026	5,298,441	5,597,628
FNMA	3.50	10-1-2029	6,278,171	6,629,647
FNMA	3.50	12-1-2035	1,390,959	1,477,761
FNMA	3.50	1-1-2036	23,463	24,778
FNMA	3.50	10-1-2040	1,071,340	1,129,824
FNMA	3.50	12-1-2040	156,730	165,379
FNMA	3.50	1-1-2041	964,876	1,025,174
FNMA	3.50	1-1-2041	30,796	32,546
FNMA	3.50	1-1-2041	70,765	74,735
FNMA	3.50	1-1-2041	29,560	31,245
FNMA	3.50	1-1-2041	318,834	336,275

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	2-1-2041	$450,398	$480,172
FNMA	3.50	2-1-2041	34,944	36,812
FNMA	3.50	2-1-2041	510,939	539,343
FNMA	3.50	2-1-2041	2,185,997	2,307,249
FNMA	3.50	9-1-2042	8,787,176	9,285,353
FNMA	3.50	9-1-2042	6,288,080	6,654,196
FNMA	3.50	10-1-2042	5,218,413	5,518,003
FNMA	3.50	12-1-2042	1,174,302	1,252,507
FNMA	3.50	4-1-2043	5,576,695	5,907,110
FNMA	3.50	5-1-2043	366,523	386,771
FNMA	3.50	5-1-2043	180,496	190,161
FNMA	3.50	6-1-2043	466,515	493,091
FNMA	3.50	7-1-2043	8,650,972	9,143,576
FNMA	3.50	7-1-2043	6,980,663	7,375,323
FNMA	3.50	8-1-2043	1,185,331	1,255,079
FNMA	3.50	9-1-2043	562,385	594,139
FNMA	3.50	9-1-2043	302,449	319,522
FNMA	3.50	1-1-2044	6,931,850	7,323,666
FNMA	3.50	1-1-2045	9,099,542	9,586,112
FNMA	3.50	1-1-2045	14,197,359	14,956,519
FNMA	3.50	5-1-2045	10,313,414	10,864,892
FNMA	3.50	8-1-2045	10,437,323	11,062,829
FNMA	3.50	11-1-2045	8,336,672	8,782,450
FNMA	3.50	12-1-2045	2,193,404	2,310,691
FNMA	3.50	2-1-2046	12,729,452	13,410,120
FNMA	3.50	2-1-2046	9,982,619	10,516,409
FNMA	3.50	2-1-2046	13,166,070	13,870,085
FNMA %%	3.50	9-14-2046	6,500,000	6,847,344
FNMA	4.00	4-1-2018	57	59
FNMA	4.00	7-1-2018	520,891	538,772
FNMA	4.00	7-1-2018	16,708	17,282
FNMA	4.00	7-1-2018	976	1,010
FNMA	4.00	7-1-2018	21,962	22,715
FNMA	4.00	8-1-2018	385,313	398,539
FNMA	4.00	8-1-2018	225,812	233,563
FNMA	4.00	8-1-2018	156,563	161,937
FNMA	4.00	8-1-2018	163,103	168,702
FNMA	4.00	9-1-2018	2,167	2,241
FNMA	4.00	9-1-2018	14,153	14,639
FNMA	4.00	2-1-2019	39,884	41,253
FNMA	4.00	4-1-2019	30,989	32,052
FNMA	4.00	4-1-2019	11,336	11,725
FNMA	4.00	5-1-2019	14,207	14,696
FNMA	4.00	12-1-2019	456,762	472,441
FNMA	4.00	5-1-2020	760,091	786,182
FNMA	4.00	10-1-2020	26,634	27,557
FNMA	4.00	1-1-2021	293,197	303,972
FNMA	4.00	5-1-2021	205,241	212,856
FNMA	4.00	6-1-2021	156,171	161,897
FNMA	4.00	2-1-2024	5,630	5,986

12	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	3-1-2024	$301,445	$320,482
FNMA	4.00	4-1-2024	534,440	568,149
FNMA	4.00	5-1-2024	22,478	23,922
FNMA	4.00	6-1-2024	187,478	199,462
FNMA	4.00	6-1-2024	52,633	55,995
FNMA	4.00	6-1-2024	44,716	47,554
FNMA	4.00	6-1-2024	117,845	125,320
FNMA	4.00	9-1-2024	44,026	46,803
FNMA	4.00	10-1-2024	41,601	44,291
FNMA	4.00	2-1-2025	380,363	404,900
FNMA	4.00	3-1-2025	1,442,982	1,539,650
FNMA	4.00	3-1-2025	55,649	58,744
FNMA	4.00	7-1-2025	905,430	963,348
FNMA	4.00	1-1-2026	51,429	54,800
FNMA	4.00	5-1-2026	885,109	941,491
FNMA	4.00	7-1-2026	384,390	408,846
FNMA	4.00	2-1-2039	59,373	63,744
FNMA	4.00	2-1-2039	198,855	212,804
FNMA	4.00	3-1-2039	34,242	36,644
FNMA	4.00	8-1-2039	2,682,053	2,941,703
FNMA	4.00	8-1-2039	233,687	250,353
FNMA	4.00	8-1-2039	346,940	371,276
FNMA	4.00	8-1-2039	844,153	906,633
FNMA	4.00	11-1-2039	21,892	23,483
FNMA	4.00	1-1-2040	206,917	221,590
FNMA	4.00	1-1-2040	216,433	232,084
FNMA	4.00	3-1-2040	10,185	10,920
FNMA	4.00	3-1-2040	356,464	382,206
FNMA	4.00	4-1-2040	1,415,162	1,519,023
FNMA	4.00	8-1-2040	57,342	61,495
FNMA	4.00	8-1-2040	893,341	959,568
FNMA	4.00	8-1-2040	709,438	762,075
FNMA	4.00	8-1-2040	296,961	319,121
FNMA	4.00	9-1-2040	15,625	16,778
FNMA	4.00	9-1-2040	15,851	17,029
FNMA	4.00	9-1-2040	54,566	58,393
FNMA	4.00	10-1-2040	29,981	32,097
FNMA	4.00	10-1-2040	34,024	36,536
FNMA	4.00	10-1-2040	184,864	198,364
FNMA	4.00	10-1-2040	412,847	442,520
FNMA	4.00	11-1-2040	2,610,296	2,802,883
FNMA	4.00	11-1-2040	297,496	319,611
FNMA	4.00	11-1-2040	269,381	288,276
FNMA	4.00	11-1-2040	139,801	150,146
FNMA	4.00	11-1-2040	213,267	228,226
FNMA	4.00	11-1-2040	30,954	33,254
FNMA	4.00	11-1-2040	23,532	25,289
FNMA	4.00	11-1-2040	55,834	59,964
FNMA	4.00	12-1-2040	322,104	345,978
FNMA	4.00	12-1-2040	749,714	805,084

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	12-1-2040	$2,513,080	$2,736,630
FNMA	4.00	12-1-2040	12,223	13,135
FNMA	4.00	12-1-2040	26,059	28,000
FNMA	4.00	12-1-2040	72,171	77,247
FNMA	4.00	12-1-2040	275,664	296,089
FNMA	4.00	12-1-2040	115,761	124,327
FNMA	4.00	12-1-2040	57,391	61,658
FNMA	4.00	1-1-2041	3,265,599	3,511,865
FNMA	4.00	1-1-2041	7,738	8,314
FNMA	4.00	1-1-2041	61,878	66,469
FNMA	4.00	2-1-2041	3,821,979	4,107,094
FNMA	4.00	2-1-2041	270,096	290,161
FNMA	4.00	2-1-2041	147,698	158,612
FNMA	4.00	3-1-2041	98,120	105,452
FNMA	4.00	3-1-2041	1,847,356	1,986,342
FNMA	4.00	4-1-2041	213,881	229,283
FNMA	4.00	5-1-2041	3,787,204	4,070,915
FNMA	4.00	7-1-2041	17,005	18,202
FNMA	4.00	7-1-2041	90,194	96,944
FNMA	4.00	8-1-2041	20,249	21,768
FNMA	4.00	8-1-2041	264,255	284,078
FNMA	4.00	10-1-2041	1,467,975	1,577,525
FNMA	4.00	10-1-2041	1,101,686	1,183,976
FNMA	4.00	10-1-2041	156,185	167,747
FNMA	4.00	10-1-2041	96,411	103,587
FNMA	4.00	11-1-2041	287,676	309,304
FNMA	4.00	11-1-2041	932,889	1,002,674
FNMA	4.00	12-1-2041	312,214	335,524
FNMA	4.00	12-1-2041	161,910	174,001
FNMA	4.00	12-1-2041	201,620	216,692
FNMA	4.00	1-1-2042	7,165	7,673
FNMA	4.00	1-1-2042	42,392	45,444
FNMA	4.00	2-1-2042	54,745	58,604
FNMA	4.00	2-1-2042	14,047	15,097
FNMA	4.00	2-1-2042	112,871	121,308
FNMA	4.00	2-1-2042	2,043,405	2,190,190
FNMA	4.00	4-1-2042	1,197,456	1,286,994
FNMA	4.00	7-1-2042	43,527	46,606
FNMA	4.00	10-1-2043	4,016,697	4,299,194
FNMA	4.00	10-1-2043	5,383,990	5,761,639
FNMA	4.00	12-1-2043	3,777,926	4,045,593
FNMA	4.00	7-1-2044	4,475,369	4,789,285
FNMA	4.00	9-1-2044	9,239,102	9,887,160
FNMA	4.00	10-1-2044	7,317,106	7,830,722
FNMA	4.00	10-1-2044	4,746,215	5,079,129
FNMA	4.00	5-1-2045	9,520,528	10,204,367
FNMA	4.00	7-1-2045	9,877,544	10,580,245
FNMA	4.00	12-1-2045	7,369,184	7,894,672
FNMA	4.50	3-1-2018	6,510	6,667
FNMA	4.50	4-1-2018	32,875	33,663

14	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	12-1-2018	$5,037	$5,161
FNMA	4.50	5-1-2019	5,833	5,974
FNMA	4.50	1-1-2020	13,777	14,220
FNMA	4.50	8-1-2020	6,722	6,944
FNMA	4.50	10-1-2020	27,374	28,391
FNMA	4.50	12-1-2020	42,470	44,057
FNMA	4.50	1-1-2021	24,988	25,744
FNMA	4.50	3-1-2022	131,307	134,809
FNMA	4.50	3-1-2022	30,937	31,705
FNMA	4.50	5-1-2022	6,115	6,266
FNMA	4.50	11-1-2022	42,062	43,682
FNMA	4.50	2-1-2023	188,798	197,049
FNMA	4.50	3-1-2023	3,487	3,680
FNMA	4.50	3-1-2023	13,438	13,759
FNMA	4.50	3-1-2023	82,521	87,800
FNMA	4.50	5-1-2023	89,344	91,497
FNMA	4.50	5-1-2023	22,173	23,160
FNMA	4.50	5-1-2023	13,684	14,649
FNMA	4.50	5-1-2023	11,081	11,458
FNMA	4.50	6-1-2023	119,601	128,431
FNMA	4.50	12-1-2023	42,312	43,346
FNMA	4.50	3-1-2024	10,104	10,667
FNMA	4.50	5-1-2024	173,939	185,642
FNMA	4.50	5-1-2024	13,409	14,252
FNMA	4.50	7-1-2024	708,883	757,638
FNMA	4.50	8-1-2024	5,031	5,343
FNMA	4.50	8-1-2024	91,445	97,470
FNMA	4.50	8-1-2024	59,078	63,275
FNMA	4.50	1-1-2025	966,261	1,030,251
FNMA	4.50	3-1-2025	52,193	54,166
FNMA	4.50	3-1-2025	949,014	1,013,119
FNMA	4.50	4-1-2025	93,073	99,383
FNMA	4.50	4-1-2025	20,366	22,220
FNMA	4.50	10-1-2025	136,078	148,465
FNMA	4.50	2-1-2026	80,772	88,125
FNMA	4.50	2-1-2026	23,528	24,650
FNMA	4.50	4-1-2026	483,456	520,673
FNMA	4.50	5-1-2026	53,078	57,173
FNMA	4.50	6-1-2026	14,774	15,482
FNMA	4.50	4-1-2028	27,865	30,402
FNMA	4.50	4-1-2028	10,346	11,288
FNMA	4.50	4-1-2028	20,344	22,196
FNMA	4.50	3-1-2029	20,504	22,370
FNMA	4.50	5-1-2029	3,154,264	3,441,387
FNMA	4.50	10-1-2029	210,702	229,881
FNMA	4.50	9-1-2033	243,915	267,236
FNMA	4.50	4-1-2035	80,617	87,955
FNMA	4.50	5-1-2035	16,839	18,463
FNMA	4.50	7-1-2035	2,573	2,818
FNMA	4.50	8-1-2035	3,800	4,146

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	9-1-2035	$328,388	$358,403
FNMA	4.50	9-1-2035	18,784	20,524
FNMA	4.50	10-1-2035	47,258	51,637
FNMA	4.50	3-1-2038	359,243	393,173
FNMA	4.50	2-1-2039	13,827	15,087
FNMA	4.50	2-1-2039	232,491	253,915
FNMA	4.50	2-1-2039	15,068	16,469
FNMA	4.50	2-1-2039	40,552	44,275
FNMA	4.50	3-1-2039	608,870	664,294
FNMA	4.50	3-1-2039	937,834	1,023,705
FNMA	4.50	4-1-2039	1,067,326	1,165,102
FNMA	4.50	4-1-2039	280,620	306,164
FNMA	4.50	4-1-2039	5,421	5,914
FNMA	4.50	4-1-2039	912,382	995,434
FNMA	4.50	5-1-2039	470,101	520,670
FNMA	4.50	5-1-2039	1,192,548	1,309,994
FNMA	4.50	6-1-2039	659,774	720,282
FNMA	4.50	9-1-2039	1,186,369	1,312,628
FNMA	4.50	12-1-2039	107,620	117,663
FNMA	4.50	2-1-2040	2,506,728	2,775,178
FNMA	4.50	3-1-2040	1,955,259	2,177,399
FNMA	4.50	5-1-2040	721,884	794,851
FNMA	4.50	5-1-2040	1,680,505	1,845,569
FNMA	4.50	6-1-2040	639,501	701,205
FNMA	4.50	8-1-2040	176,622	193,643
FNMA	4.50	8-1-2040	1,599,700	1,751,578
FNMA	4.50	9-1-2040	17,765	19,382
FNMA	4.50	10-1-2040	250,423	274,634
FNMA	4.50	11-1-2040	1,277,127	1,401,152
FNMA	4.50	2-1-2041	4,785,841	5,247,636
FNMA	4.50	2-1-2041	3,719,593	4,066,540
FNMA	4.50	4-1-2041	1,095,389	1,199,477
FNMA	4.50	5-1-2041	1,804,625	1,978,908
FNMA	4.50	5-1-2041	7,666	8,367
FNMA	4.50	1-1-2042	5,228,284	5,730,185
FNMA	4.50	9-1-2043	3,701,774	4,052,703
FNMA	5.00	12-1-2017	81,224	83,443
FNMA	5.00	6-1-2018	69,853	71,766
FNMA	5.00	10-1-2018	50,633	52,080
FNMA	5.00	11-1-2018	18,684	19,235
FNMA	5.00	6-1-2019	52,457	54,438
FNMA	5.00	9-1-2019	158,992	163,529
FNMA	5.00	10-1-2019	72,991	75,849
FNMA	5.00	11-1-2019	58,074	59,913
FNMA	5.00	6-1-2020	30,112	31,092
FNMA	5.00	5-1-2023	251,111	267,355
FNMA	5.00	5-1-2023	50,280	53,979
FNMA	5.00	6-1-2023	129,322	137,582
FNMA	5.00	6-1-2023	37,709	40,462
FNMA	5.00	9-1-2024	76,926	85,092

16	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	3-1-2025	$793,006	$850,900
FNMA	5.00	4-1-2034	133,999	150,838
FNMA	5.00	4-1-2034	452,790	503,938
FNMA	5.00	4-1-2035	1,210,182	1,349,316
FNMA	5.00	6-1-2035	391,345	433,671
FNMA	5.00	7-1-2035	25,045	27,803
FNMA	5.00	7-1-2035	22,450	24,907
FNMA	5.00	7-1-2035	46,043	51,063
FNMA	5.00	8-1-2035	50,190	55,703
FNMA	5.00	10-1-2035	1,499,231	1,663,612
FNMA	5.00	11-1-2035	377,363	418,908
FNMA	5.00	2-1-2036	1,823,656	2,023,966
FNMA	5.00	7-1-2036	39,727	44,058
FNMA	5.00	11-1-2036	152,803	169,042
FNMA	5.00	11-1-2036	116,836	129,401
FNMA	5.00	5-1-2037	37,105	41,044
FNMA	5.00	5-1-2037	39,360	43,539
FNMA	5.00	5-1-2037	114,307	126,442
FNMA	5.00	6-1-2037	43,108	47,684
FNMA	5.00	8-1-2037	258,049	285,446
FNMA	5.00	2-1-2038	936,646	1,038,899
FNMA	5.00	3-1-2038	565,687	625,744
FNMA	5.00	4-1-2038	29,481	32,611
FNMA	5.00	5-1-2038	146,559	162,119
FNMA	5.00	5-1-2038	105,942	117,190
FNMA	5.00	5-1-2038	54,547	60,338
FNMA	5.00	7-1-2038	3,527	3,901
FNMA	5.00	7-1-2038	5,379	5,953
FNMA	5.00	11-1-2038	143,561	158,803
FNMA	5.00	11-1-2038	83,544	92,414
FNMA	5.00	11-1-2038	5,065	5,603
FNMA	5.00	4-1-2039	163,993	181,513
FNMA	5.00	4-1-2039	224,999	248,886
FNMA	5.00	6-1-2039	383,564	424,286
FNMA	5.00	7-1-2039	269,067	297,633
FNMA	5.00	8-1-2039	2,760,794	3,060,877
FNMA	5.00	10-1-2039	507,529	562,813
FNMA	5.00	7-1-2040	4,524,798	5,069,049
FNMA	5.00	9-1-2040	2,711,104	3,006,787
FNMA	5.00	4-1-2041	1,759,736	1,949,050
FNMA	5.00	8-1-2041	181,252	200,686
FNMA	5.45	10-18-2021	200,000	201,279
FNMA	5.50	11-1-2016	6,178	6,190
FNMA	5.50	11-1-2016	115	115
FNMA	5.50	1-1-2017	5,156	5,173
FNMA	5.50	2-1-2017	3,457	3,467
FNMA	5.50	2-1-2017	113	113
FNMA	5.50	4-1-2017	7,273	7,315
FNMA	5.50	6-1-2017	19,542	19,717
FNMA	5.50	7-1-2017	26,624	26,907

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	8-1-2017	$6,566	$6,646
FNMA	5.50	10-1-2017	28,421	28,869
FNMA	5.50	3-1-2018	12,746	13,021
FNMA	5.50	4-1-2018	17,464	17,853
FNMA	5.50	12-1-2018	155,859	159,550
FNMA	5.50	5-1-2021	109,219	114,865
FNMA	5.50	5-1-2023	117,686	128,553
FNMA	5.50	2-1-2024	10,838	11,883
FNMA	5.50	6-1-2024	104,141	112,755
FNMA	5.50	8-1-2025	63,952	72,514
FNMA	5.50	7-1-2033	116,884	132,490
FNMA	5.50	9-1-2033	227,639	257,539
FNMA	5.50	11-1-2033	118,231	134,213
FNMA	5.50	7-1-2034	100,781	113,114
FNMA	5.50	9-1-2034	50,011	56,812
FNMA	5.50	10-1-2034	29,181	32,753
FNMA	5.50	12-1-2034	222,930	253,077
FNMA	5.50	1-1-2035	1,339,885	1,521,947
FNMA	5.50	1-1-2035	180,262	203,016
FNMA	5.50	6-1-2035	291,610	331,197
FNMA	5.50	8-1-2035	27,994	31,601
FNMA	5.50	8-1-2035	181,458	204,825
FNMA	5.50	8-1-2035	351,886	398,604
FNMA	5.50	9-1-2035	317,749	360,893
FNMA	5.50	12-1-2035	354,992	401,352
FNMA	5.50	12-1-2035	411,151	466,330
FNMA	5.50	1-1-2036	874,781	988,255
FNMA	5.50	2-1-2036	198,812	225,648
FNMA	5.50	4-1-2036	255,722	290,303
FNMA	5.50	4-1-2036	553,169	624,635
FNMA	5.50	4-1-2036	1,415,519	1,601,487
FNMA	5.50	9-1-2036	18,515	20,874
FNMA	5.50	2-1-2037	152,033	175,238
FNMA	5.50	3-1-2037	44,315	50,021
FNMA	5.50	5-1-2037	59,788	67,105
FNMA	5.50	6-1-2037	144,229	162,318
FNMA	5.50	7-1-2037	44,285	49,762
FNMA	5.50	7-1-2037	13,682	15,356
FNMA	5.50	2-1-2038	421,834	473,459
FNMA	5.50	2-1-2038	46,890	52,882
FNMA	5.50	2-1-2038	55,769	62,594
FNMA	5.50	3-1-2038	14,620	16,514
FNMA	5.50	4-1-2038	487,987	551,064
FNMA	5.50	5-1-2038	42,086	47,388
FNMA	5.50	5-1-2038	665,096	750,651
FNMA	5.50	5-1-2038	321,143	363,186
FNMA	5.50	6-1-2038	162,307	183,010
FNMA	5.50	8-1-2038	34,546	39,143
FNMA	5.50	9-1-2038	180,425	203,867
FNMA	5.50	11-1-2038	398,130	450,291

18	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	11-1-2038	$388,123	$438,061
FNMA	5.50	1-1-2039	269,288	303,743
FNMA	5.50	2-1-2039	1,436,103	1,628,978
FNMA	5.50	5-1-2039	242,401	273,414
FNMA	5.50	6-1-2039	567,266	640,271
FNMA	5.50	12-1-2039	5,819	6,562
FNMA	5.50	6-1-2040	10,626	12,037
FNMA	5.50	9-1-2040	108,162	122,029
FNMA	5.50	2-1-2041	162,195	183,205
FNMA	5.63	7-15-2037	150,000	224,948
FNMA	6.00	9-1-2016	6	6
FNMA	6.00	11-1-2017	41	41
FNMA	6.00	11-1-2017	38,281	38,914
FNMA	6.00	1-1-2018	13,217	13,515
FNMA	6.00	5-1-2021	68,925	74,019
FNMA	6.00	5-1-2021	84,936	91,683
FNMA	6.00	9-1-2021	40,551	43,074
FNMA	6.00	8-1-2022	23,059	24,891
FNMA	6.00	10-1-2022	64,124	69,190
FNMA	6.00	9-1-2024	6,608	7,082
FNMA	6.00	11-1-2033	20,133	23,152
FNMA	6.00	8-1-2034	87,600	101,294
FNMA	6.00	9-1-2034	41,668	47,618
FNMA	6.00	10-1-2034	79,319	91,708
FNMA	6.00	11-1-2034	94,192	108,507
FNMA	6.00	3-1-2035	29,578	33,802
FNMA	6.00	1-1-2036	249,679	287,613
FNMA	6.00	3-1-2036	29,271	33,465
FNMA	6.00	9-1-2036	2,185	2,501
FNMA	6.00	9-1-2036	107,631	123,214
FNMA	6.00	9-1-2036	48,462	55,448
FNMA	6.00	11-1-2036	633,074	723,879
FNMA	6.00	1-1-2037	319,949	366,103
FNMA	6.00	2-1-2037	1,964	2,251
FNMA	6.00	2-1-2037	1,026,020	1,174,349
FNMA	6.00	3-1-2037	160,332	183,711
FNMA	6.00	4-1-2037	9,395	10,766
FNMA	6.00	5-1-2037	459,813	526,661
FNMA	6.00	5-1-2037	3,286	3,763
FNMA	6.00	6-1-2037	4,435	5,078
FNMA	6.00	7-1-2037	495,153	567,194
FNMA	6.00	8-1-2037	20,516	23,490
FNMA	6.00	8-1-2037	100,959	116,316
FNMA	6.00	8-1-2037	2,334	2,672
FNMA	6.00	8-1-2037	322,206	368,217
FNMA	6.00	9-1-2037	19,018	21,734
FNMA	6.00	9-1-2037	32,614	37,314
FNMA	6.00	9-1-2037	41,726	47,685
FNMA	6.00	9-1-2037	263,109	301,067
FNMA	6.00	9-1-2037	40,790	46,739

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	9-1-2037	$30,086	$34,382
FNMA	6.00	9-1-2037	25,488	29,136
FNMA	6.00	9-1-2037	2,164	2,473
FNMA	6.00	9-1-2037	26,913	30,825
FNMA	6.00	10-1-2037	73,323	83,909
FNMA	6.00	10-1-2037	592,249	676,822
FNMA	6.00	10-1-2037	114,658	131,032
FNMA	6.00	10-1-2037	20,152	23,029
FNMA	6.00	10-1-2037	1,931	2,211
FNMA	6.00	10-1-2037	375,823	429,491
FNMA	6.00	10-1-2037	1,431	1,635
FNMA	6.00	11-1-2037	16,064	18,358
FNMA	6.00	11-1-2037	12,131	13,871
FNMA	6.00	11-1-2037	19,523	22,326
FNMA	6.00	11-1-2037	3,730	4,262
FNMA	6.00	11-1-2037	3,714	4,245
FNMA	6.00	12-1-2037	17,363	19,873
FNMA	6.00	1-1-2038	25,143	28,734
FNMA	6.00	1-1-2038	15,826	18,113
FNMA	6.00	1-1-2038	212,013	242,518
FNMA	6.00	2-1-2038	65,336	74,700
FNMA	6.00	2-1-2038	1,009	1,154
FNMA	6.00	2-1-2038	29,391	33,588
FNMA	6.00	2-1-2038	43,008	49,149
FNMA	6.00	6-1-2038	17,098	19,539
FNMA	6.00	7-1-2038	47,264	54,014
FNMA	6.00	7-1-2038	4,564	5,224
FNMA	6.00	7-1-2038	155,427	177,622
FNMA	6.00	7-1-2038	40,299	46,054
FNMA	6.00	8-1-2038	37,068	42,361
FNMA	6.00	8-1-2038	12,349	14,112
FNMA	6.00	8-1-2038	3,088	3,529
FNMA	6.00	8-1-2038	32,079	36,660
FNMA	6.00	8-1-2038	18,188	20,785
FNMA	6.00	8-1-2038	1,007	1,151
FNMA	6.00	9-1-2038	29,624	33,854
FNMA	6.00	9-1-2038	19,361	22,126
FNMA	6.00	9-1-2038	28,876	33,275
FNMA	6.00	9-1-2038	22,200	25,370
FNMA	6.00	9-1-2038	10,501	12,000
FNMA	6.00	9-1-2038	40,205	45,946
FNMA	6.00	9-1-2038	3,285	3,755
FNMA	6.00	9-1-2038	1,318	1,506
FNMA	6.00	9-1-2038	6,477	7,462
FNMA	6.00	9-1-2038	8,431	9,635
FNMA	6.00	9-1-2038	31,198	35,680
FNMA	6.00	9-1-2038	1,427	1,631
FNMA	6.00	9-1-2038	81,101	92,682
FNMA	6.00	10-1-2038	44,646	51,021
FNMA	6.00	10-1-2038	18,041	20,617

20	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	10-1-2038	$8,141	$9,303
FNMA	6.00	11-1-2038	27,090	30,959
FNMA	6.00	11-1-2038	137,227	156,823
FNMA	6.00	11-1-2038	16,520	18,888
FNMA	6.00	11-1-2038	26,398	30,168
FNMA	6.00	11-1-2038	31,301	35,771
FNMA	6.00	11-1-2038	2,143	2,449
FNMA	6.00	12-1-2038	26,111	29,840
FNMA	6.00	12-1-2038	31,008	35,436
FNMA	6.00	12-1-2038	44,007	50,291
FNMA	6.00	1-1-2039	10,766	12,320
FNMA	6.00	2-1-2039	36,548	41,785
FNMA	6.00	3-1-2039	6,310	7,234
FNMA	6.00	9-1-2039	87,237	99,828
FNMA	6.00	9-1-2039	1,322	1,514
FNMA	6.00	10-1-2039	1,561,868	1,789,678
FNMA	6.00	4-1-2040	1,922,244	2,203,669
FNMA	6.00	6-1-2040	9,804	11,217
FNMA	6.21	8-6-2038	200,000	314,996
FNMA	6.25	5-15-2029	500,000	725,451
FNMA	6.50	7-1-2036	123,962	144,519
FNMA	6.50	9-1-2036	62,584	73,948
FNMA	6.50	9-1-2036	4,992	5,737
FNMA	6.50	12-1-2036	288,711	331,769
FNMA	6.50	3-1-2037	12,681	14,573
FNMA	6.50	4-1-2037	12,885	14,807
FNMA	6.50	5-1-2037	1,257	1,445
FNMA	6.50	5-1-2037	53,732	61,746
FNMA	6.50	6-1-2037	55,470	63,743
FNMA	6.50	6-1-2037	59,441	68,306
FNMA	6.50	8-1-2037	9,692	11,137
FNMA	6.50	9-1-2037	460,472	537,548
FNMA	6.50	9-1-2037	2,286	2,627
FNMA	6.50	9-1-2037	361,228	426,175
FNMA	6.50	10-1-2037	34,756	39,939
FNMA	6.50	10-1-2037	541,200	621,915
FNMA	6.50	10-1-2037	2,223	2,633
FNMA	6.50	10-1-2037	85,630	98,401
FNMA	6.50	11-1-2037	38,090	43,770
FNMA	6.50	11-1-2037	154,229	177,230
FNMA	6.50	11-1-2037	11,945	13,726
FNMA	6.50	1-1-2038	22,572	25,939
FNMA	6.50	1-1-2038	90,206	103,659
FNMA	6.50	3-1-2038	6,931	8,535
FNMA	6.50	7-1-2038	12,364	14,208
FNMA	6.50	9-1-2038	8,817	10,608
FNMA	6.50	9-1-2038	6,235	7,165
FNMA	6.50	10-1-2038	35,222	40,754
FNMA	6.50	1-1-2039	347,838	405,629
FNMA	6.50	2-1-2039	38,626	44,888

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	21

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.50%	6-1-2039	$23,504	$27,010
FNMA	6.50	10-1-2039	254,611	292,584
FNMA	6.50	10-1-2039	690,673	808,037
FNMA	6.50	5-1-2040	190,156	219,312
FNMA	6.63	11-15-2030	1,300,000	1,993,224
FNMA	7.00	8-1-2037	15,788	17,792
FNMA	7.13	1-15-2030	500,000	783,721
FNMA	7.25	5-15-2030	1,300,000	2,066,726
GNMA	3.00	9-15-2042	2,850,721	2,993,879
GNMA	3.00	9-15-2042	241,120	252,856
GNMA	3.00	9-20-2042	6,198,883	6,508,182
GNMA	3.00	11-15-2042	3,511,240	3,687,569
GNMA	3.00	11-20-2042	3,143,097	3,306,024
GNMA	3.00	12-20-2042	1,336,553	1,403,110
GNMA	3.00	1-20-2043	6,442,036	6,762,560
GNMA	3.00	2-20-2043	7,433,690	7,820,492
GNMA	3.00	3-15-2043	1,175,158	1,234,177
GNMA	3.00	3-15-2043	1,201,355	1,261,688
GNMA	3.00	3-20-2043	5,009,136	5,258,453
GNMA	3.00	3-20-2043	2,237,154	2,353,501
GNMA	3.00	4-20-2043	1,338,868	1,405,505
GNMA	3.00	6-15-2043	573,395	601,941
GNMA	3.00	8-20-2043	3,657,980	3,840,390
GNMA	3.00	9-15-2043	262,815	275,710
GNMA	3.00	3-20-2045	6,131,398	6,428,013
GNMA	3.00	4-20-2045	4,350,834	4,561,312
GNMA	3.00	6-20-2045	8,087,034	8,478,255
GNMA	3.00	4-20-2046	7,805,517	8,183,119
GNMA	3.00	7-20-2046	3,691,712	3,870,303
GNMA %%	3.00	9-21-2046	16,800,000	17,589,469
GNMA	3.50	12-15-2040	461,290	497,999
GNMA	3.50	1-15-2041	347,453	369,238
GNMA	3.50	10-15-2041	1,745,431	1,853,951
GNMA	3.50	2-15-2042	4,776,402	5,091,525
GNMA	3.50	3-20-2042	1,382,352	1,470,337
GNMA	3.50	4-20-2042	933,379	994,516
GNMA	3.50	5-15-2042	1,897,530	2,015,443
GNMA	3.50	5-15-2042	1,215,672	1,290,419
GNMA	3.50	6-20-2042	1,514,465	1,615,055
GNMA	3.50	7-15-2042	2,373,843	2,519,881
GNMA	3.50	10-20-2042	2,733,926	2,913,009
GNMA	3.50	3-20-2043	3,891,207	4,143,019
GNMA	3.50	4-15-2043	2,477,214	2,634,578
GNMA	3.50	4-20-2043	12,024,236	12,789,651
GNMA	3.50	10-20-2043	3,116,784	3,319,022
GNMA	3.50	1-20-2044	2,977,088	3,164,480
GNMA	3.50	5-20-2044	3,015,723	3,200,573
GNMA	3.50	10-20-2044	10,118,394	10,738,510
GNMA	3.50	12-20-2044	6,115,588	6,490,388
GNMA	3.50	3-20-2045	4,463,765	4,737,391

22	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	3.50%	4-20-2045	$14,167,295	$15,148,047
GNMA	3.50	6-20-2045	10,126,818	10,748,667
GNMA	3.50	10-20-2045	8,099,595	8,597,672
GNMA	3.50	3-20-2046	7,453,416	7,914,229
GNMA	3.50	4-20-2046	15,531,032	16,494,183
GNMA %%	3.50	9-21-2046	24,075,000	25,544,892
GNMA	4.00	6-15-2039	209,682	224,747
GNMA	4.00	7-15-2039	67,321	72,159
GNMA	4.00	7-15-2039	327,484	350,955
GNMA	4.00	8-15-2040	2,390,195	2,562,885
GNMA	4.00	9-15-2040	3,858,040	4,143,768
GNMA	4.00	10-15-2040	1,436,150	1,562,730
GNMA	4.00	12-15-2040	2,595,572	2,840,226
GNMA	4.00	1-15-2041	1,032,121	1,130,083
GNMA	4.00	1-15-2041	2,499,151	2,735,613
GNMA	4.00	7-15-2041	600,375	645,517
GNMA	4.00	10-20-2041	1,203,989	1,293,335
GNMA	4.00	11-20-2041	3,382,537	3,639,735
GNMA	4.00	2-20-2042	790,870	849,242
GNMA	4.00	4-20-2042	3,428,188	3,686,177
GNMA	4.00	5-20-2042	2,631,713	2,824,974
GNMA	4.00	3-20-2043	958,503	1,030,513
GNMA	4.00	8-20-2043	4,093,424	4,377,524
GNMA	4.00	3-20-2044	4,656,993	4,976,997
GNMA	4.00	5-20-2044	4,557,933	4,871,528
GNMA	4.00	6-20-2044	3,992,970	4,267,177
GNMA	4.00	8-20-2044	5,158,736	5,513,705
GNMA	4.00	10-20-2044	1,070,027	1,143,455
GNMA	4.00	12-20-2044	6,320,213	6,755,035
GNMA	4.00	11-20-2045	11,313,547	12,093,596
GNMA	4.50	3-15-2037	58,750	64,706
GNMA	4.50	3-15-2038	22,097	24,376
GNMA	4.50	3-15-2039	335,521	373,959
GNMA	4.50	3-15-2039	2,973,906	3,277,655
GNMA	4.50	4-15-2039	276,857	304,922
GNMA	4.50	5-15-2039	617,093	683,533
GNMA	4.50	6-15-2039	333,847	367,689
GNMA	4.50	7-15-2039	427,933	471,643
GNMA	4.50	7-15-2039	740,814	817,208
GNMA	4.50	9-15-2039	294,307	324,140
GNMA	4.50	10-15-2039	618,616	681,766
GNMA	4.50	12-15-2039	764,672	851,979
GNMA	4.50	1-15-2040	840,962	926,867
GNMA	4.50	4-15-2040	92,236	101,792
GNMA	4.50	5-15-2040	1,623,432	1,801,795
GNMA	4.50	5-15-2040	1,584,393	1,751,299
GNMA	4.50	5-15-2040	23,847	26,283
GNMA	4.50	6-15-2040	809,034	894,340
GNMA	4.50	6-15-2040	307,222	339,032
GNMA	4.50	6-15-2040	83,848	92,429

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	23

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	9-15-2040	$61,091	$67,283
GNMA	4.50	9-15-2040	300,907	331,531
GNMA	4.50	10-15-2040	28,317	31,188
GNMA	4.50	11-15-2040	1,274,636	1,406,327
GNMA	4.50	12-15-2040	98,186	108,139
GNMA	4.50	2-15-2041	969,604	1,077,776
GNMA	4.50	3-15-2041	42,793	47,131
GNMA	4.50	4-15-2041	101,334	111,606
GNMA	4.50	4-15-2041	170,514	187,798
GNMA	4.50	5-15-2041	28,479	31,406
GNMA	4.50	6-15-2041	598,615	659,296
GNMA	4.50	6-15-2041	1,279,813	1,409,546
GNMA	4.50	6-15-2041	54,192	59,685
GNMA	4.50	6-15-2041	137,391	151,343
GNMA	4.50	7-15-2041	104,218	114,782
GNMA	4.50	7-20-2041	983,201	1,076,508
GNMA	4.50	10-15-2041	158,950	175,241
GNMA	4.50	10-15-2041	59,187	65,187
GNMA	4.50	10-15-2041	40,400	44,495
GNMA	4.50	11-20-2041	898,054	983,282
GNMA	4.50	12-20-2043	3,624,348	3,912,005
GNMA	4.50	1-20-2044	2,200,375	2,375,014
GNMA	4.50	4-20-2044	2,558,212	2,761,251
GNMA	4.50	10-20-2045	4,555,950	4,917,546
GNMA	5.00	3-15-2035	327,612	370,274
GNMA	5.00	5-15-2038	1,109,671	1,241,299
GNMA	5.00	8-15-2038	764,210	854,860
GNMA	5.00	8-15-2038	134,208	150,519
GNMA	5.00	8-15-2038	6,655	7,473
GNMA	5.00	12-15-2038	375,684	421,479
GNMA	5.00	3-15-2039	450,764	505,676
GNMA	5.00	3-15-2039	62,382	69,965
GNMA	5.00	5-15-2039	190,297	213,253
GNMA	5.00	7-15-2039	27,934	31,248
GNMA	5.00	9-15-2039	3,478,994	3,934,199
GNMA	5.00	11-15-2039	995,395	1,125,420
GNMA	5.00	1-15-2040	1,541,127	1,742,246
GNMA	5.00	2-15-2040	957,086	1,082,202
GNMA	5.00	3-15-2040	2,966,102	3,318,600
GNMA	5.00	5-15-2040	935,219	1,046,177
GNMA	5.00	7-15-2040	918,371	1,030,015
GNMA	5.00	7-15-2040	2,738	3,073
GNMA	5.00	12-15-2040	658,535	736,668
GNMA	5.00	9-15-2041	91,513	101,824
GNMA	5.00	10-15-2041	222,130	248,387
GNMA	5.00	5-20-2042	1,296,769	1,410,237
GNMA	5.50	9-15-2034	141,212	162,323
GNMA	5.50	11-15-2035	208,089	236,369
GNMA	5.50	12-15-2035	185,162	209,784
GNMA	5.50	2-15-2036	86,869	98,421

24	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.50%	3-15-2036	$199,120	$224,956
GNMA	5.50	5-15-2036	2,955	3,345
GNMA	5.50	5-15-2036	35,219	40,453
GNMA	5.50	2-15-2037	56,070	63,071
GNMA	5.50	6-15-2037	2,981	3,353
GNMA	5.50	8-15-2037	63,610	71,553
GNMA	5.50	2-15-2038	149,254	168,064
GNMA	5.50	2-15-2038	336,201	381,009
GNMA	5.50	3-15-2038	8,068	9,085
GNMA	5.50	3-15-2038	39,303	44,327
GNMA	5.50	4-15-2038	86,839	97,803
GNMA	5.50	5-15-2038	57,204	64,415
GNMA	5.50	5-15-2038	258,047	291,036
GNMA	5.50	6-15-2038	28,682	32,297
GNMA	5.50	6-15-2038	72,000	81,198
GNMA	5.50	6-15-2038	13,172	14,817
GNMA	5.50	7-15-2038	247,395	278,578
GNMA	5.50	8-15-2038	1,468,811	1,680,992
GNMA	5.50	8-15-2038	97,764	110,085
GNMA	5.50	8-15-2038	16,877	19,004
GNMA	5.50	9-15-2038	763,174	859,273
GNMA	5.50	9-15-2038	51,870	59,356
GNMA	5.50	9-15-2038	50,022	56,327
GNMA	5.50	10-15-2038	366,907	412,721
GNMA	5.50	10-15-2038	35,564	40,048
GNMA	5.50	11-15-2038	23,562	26,529
GNMA	5.50	11-15-2038	61,319	69,016
GNMA	5.50	11-15-2038	163,516	184,129
GNMA	5.50	11-15-2038	164,932	186,019
GNMA	5.50	12-15-2038	202,749	228,306
GNMA	5.50	12-15-2038	33,851	38,118
GNMA	5.50	12-15-2038	185,004	208,377
GNMA	5.50	1-15-2039	64,230	72,442
GNMA	5.50	1-15-2039	34,749	39,144
GNMA	5.50	7-15-2039	15,233	17,208
GNMA	5.50	7-15-2039	109,357	123,131
GNMA	5.50	8-15-2039	52,079	58,661
GNMA	5.50	10-15-2039	727,537	819,239
GNMA	5.50	2-15-2040	10,360	11,653
GNMA	5.50	2-15-2040	28,494	32,101
GNMA	5.50	3-15-2040	57,722	65,670
GNMA	5.50	3-15-2040	98,818	111,157
GNMA	5.50	3-15-2040	40,152	45,213
GNMA	5.50	3-15-2040	338,228	380,856
GNMA	5.50	7-15-2040	18,302	20,587
GNMA	5.50	12-15-2040	55,438	62,427
GNMA	5.50	2-15-2041	60,514	68,070
GNMA	5.50	4-15-2041	116,912	131,510
GNMA	6.00	12-15-2031	19,889	22,715
GNMA	6.00	6-15-2036	168,761	192,741

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	25

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.00%	8-15-2036	$2,774	$3,182
GNMA	6.00	1-15-2037	461,778	529,601
GNMA	6.00	5-15-2037	4,467	5,102
GNMA	6.00	5-15-2037	4,618	5,291
GNMA	6.00	5-15-2037	132,813	152,294
GNMA	6.00	6-15-2037	14,421	16,645
GNMA	6.00	6-15-2037	54,098	62,734
GNMA	6.00	7-15-2037	41,055	46,889
GNMA	6.00	8-15-2037	79,759	93,006
GNMA	6.00	8-15-2037	4,863	5,614
GNMA	6.00	8-15-2037	177,933	203,215
GNMA	6.00	1-15-2038	206,837	236,227
GNMA	6.00	1-15-2038	2,332	2,664
GNMA	6.00	2-15-2038	4,096	4,678
GNMA	6.00	7-15-2038	285,086	325,594
GNMA	6.00	8-15-2038	217,245	248,113
GNMA	6.00	8-15-2038	65,945	75,329
GNMA	6.00	8-15-2038	109,068	124,565
GNMA	6.00	9-15-2038	137,234	156,733
GNMA	6.00	9-15-2038	302,558	345,549
GNMA	6.00	9-15-2038	2,283	2,608
GNMA	6.00	9-15-2038	2,030	2,321
GNMA	6.00	9-15-2038	2,071	2,365
GNMA	6.00	10-15-2038	44,162	50,446
GNMA	6.00	10-15-2038	225,411	257,440
GNMA	6.00	10-15-2038	28,719	32,799
GNMA	6.00	10-15-2038	17,474	19,961
GNMA	6.00	10-15-2038	43,581	49,805
GNMA	6.00	10-15-2038	128,530	146,793
GNMA	6.00	10-15-2038	7,787	8,894
GNMA	6.00	11-15-2038	80,163	91,572
GNMA	6.00	11-15-2038	89,730	102,501
GNMA	6.00	12-15-2038	3,162	3,611
GNMA	6.00	12-15-2038	247,884	287,117
GNMA	6.00	1-15-2039	114,850	131,190
GNMA	6.00	1-15-2039	2,790	3,187
GNMA	6.00	2-15-2039	2,158	2,465
GNMA	6.00	2-15-2039	201,972	230,670
GNMA	6.00	6-15-2039	14,147	16,157
GNMA	6.00	8-15-2039	18,974	21,670
GNMA	6.00	8-15-2039	5,306	6,162
GNMA	6.00	10-15-2039	22,047	25,331
GNMA	6.00	11-15-2039	1,815	2,073
GNMA	6.00	12-15-2039	223,656	255,435
GNMA	6.00	3-15-2040	6,801	7,767
GNMA	6.00	12-15-2040	164,925	188,359
GNMA	6.00	6-15-2041	620,345	716,882
GNMA	6.00	6-15-2041	87,837	101,154
GNMA	6.00	6-15-2041	433,986	495,651
GNMA	6.50	11-15-2023	429	494

26	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	12-15-2023	$160	$184
GNMA	6.50	10-15-2031	93,671	110,586
GNMA	6.50	3-15-2034	197,272	226,985
GNMA	6.50	9-15-2036	33,664	41,314
GNMA	6.50	2-15-2037	27,210	31,309
GNMA	6.50	12-15-2037	61,848	72,904
GNMA	6.50	1-15-2038	65,767	75,673
GNMA	6.50	4-15-2038	5,296	6,094
GNMA	6.50	5-15-2038	5,165	5,966
GNMA	6.50	5-15-2038	60,658	69,794
GNMA	6.50	8-15-2038	29,169	34,191
GNMA	6.50	8-15-2038	2,335	2,687
GNMA	6.50	8-15-2038	50,528	60,410
GNMA	6.50	9-15-2038	56,586	65,831
GNMA	6.50	9-15-2038	183,653	218,581
GNMA	6.50	10-15-2038	31,766	36,551
GNMA	6.50	10-15-2038	68,503	78,821
GNMA	6.50	10-15-2038	466,316	536,551
GNMA	6.50	11-15-2038	2,032	2,338
GNMA	6.50	11-15-2038	8,978	10,331
GNMA	6.50	12-15-2038	90,017	103,575
GNMA	6.50	2-15-2039	2,497	2,913
GNMA	6.50	5-15-2040	97,810	112,542
GNMA	6.50	7-15-2040	97,222	116,780
GNMA	6.50	7-15-2040	407,036	480,368
GNMA	7.00	3-15-2037	5,457	5,562
TVA	3.50	12-15-2042	150,000	167,208
TVA	3.88	2-15-2021	1,320,000	1,463,163
TVA	4.50	4-1-2018	200,000	211,079
TVA	4.65	6-15-2035	200,000	255,185
TVA	4.88	1-15-2048	200,000	265,119
TVA	5.25	9-15-2039	1,500,000	2,114,444
TVA	5.88	4-1-2036	300,000	443,699
TVA	6.15	1-15-2038	400,000	613,863

Total Agency Securities (Cost $1,491,864,872)				1,538,442,378

Corporate Bonds and Notes: 20.82%

Consumer Discretionary: 1.99%

Auto Components: 0.05%
BorgWarner Incorporated	4.63	9-15-2020	100,000	108,258
Delphi Corporation	4.15	3-15-2024	1,000,000	1,070,160
Johnson Controls Incorporated	3.75	12-1-2021	500,000	531,562
Johnson Controls Incorporated	4.25	3-1-2021	120,000	128,770
Johnson Controls Incorporated	4.63	7-2-2044	850,000	940,793
Johnson Controls Incorporated	5.00	3-30-2020	100,000	109,497
Johnson Controls Incorporated	5.70	3-1-2041	240,000	291,131

				3,180,171

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	27

Security name	Interest rate	Maturity date	Principal	Value

Automobiles: 0.08%
Ford Motor Company	6.63%	10-1-2028	$200,000	$253,837
Ford Motor Company	7.45	7-16-2031	1,000,000	1,357,581
General Motors Company	3.50	10-2-2018	1,000,000	1,028,945
General Motors Company	6.25	10-2-2043	1,250,000	1,498,053
General Motors Company	6.60	4-1-2036	500,000	616,521

				4,754,937

Diversified Consumer Services: 0.04%
Cornell University	5.45	2-1-2019	100,000	109,703
President & Fellows of Harvard College	4.88	10-15-2040	300,000	398,237
Princeton University	5.70	3-1-2039	500,000	732,526
Stanford University	4.75	5-1-2019	500,000	543,740
University of Pennsylvania	4.67	9-1-2112	500,000	595,494

				2,379,700

Hotels, Restaurants & Leisure: 0.15%
Brinker International Incorporated	3.88	5-15-2023	150,000	149,492
Carnival Corporation	1.88	12-15-2017	200,000	201,418
Carnival Corporation	3.95	10-15-2020	267,000	288,598
Darden Restaurants Incorporated	6.80	10-15-2037	20,000	23,762
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	165,049
Marriott International Incorporated	3.00	3-1-2019	200,000	205,845
Marriott International Incorporated	3.38	10-15-2020	167,000	174,364
McDonald’s Corporation	2.63	1-15-2022	1,000,000	1,029,776
McDonald’s Corporation	3.38	5-26-2025	350,000	368,646
McDonald’s Corporation	3.50	7-15-2020	200,000	213,410
McDonald’s Corporation	3.63	5-20-2021	100,000	107,886
McDonald’s Corporation	3.70	1-30-2026	750,000	810,510
McDonald’s Corporation	3.70	2-15-2042	500,000	503,810
McDonald’s Corporation	5.35	3-1-2018	400,000	424,378
McDonald’s Corporation	5.80	10-15-2017	100,000	105,076
McDonald’s Corporation	6.30	10-15-2037	300,000	400,886
McDonald’s Corporation	6.30	3-1-2038	600,000	797,816
McDonald’s Corporation	4.60	5-26-2045	250,000	282,740
Starbucks Corporation	2.00	12-5-2018	250,000	254,408
Starbucks Corporation	2.10	2-4-2021	750,000	769,325
Starbucks Corporation	2.70	6-15-2022	200,000	209,868
Starbucks Corporation	4.30	6-15-2045	150,000	180,492
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	230,010
Starwood Hotels & Resort Company	3.75	3-15-2025	500,000	522,343
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	531,048

				8,950,956

Household Durables: 0.09%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	103,623
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	104,859
Newell Brands Incorporated	2.60	3-29-2019	1,000,000	1,022,930
Newell Brands Incorporated	3.15	4-1-2021	750,000	782,452
Newell Brands Incorporated	4.20	4-1-2026	750,000	818,713

28	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Household Durables (continued)
Newell Brands Incorporated	5.50%	4-1-2046	$750,000	$926,090
Newell Rubbermaid Incorporated	2.88	12-1-2019	200,000	205,786
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	105,854
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	176,324
Tupperware Brands Corporation	4.75	6-1-2021	250,000	270,263
Whirlpool Corporation	4.00	3-1-2024	125,000	136,302
Whirlpool Corporation	4.70	6-1-2022	200,000	223,198
Whirlpool Corporation	4.85	6-15-2021	100,000	112,042

				4,988,436

Internet & Catalog Retail: 0.10%
Amazon.com Incorporated	1.20	11-29-2017	350,000	350,562
Amazon.com Incorporated	2.50	11-29-2022	500,000	515,930
Amazon.com Incorporated	2.60	12-5-2019	400,000	416,087
Amazon.com Incorporated	3.30	12-5-2021	400,000	430,121
Amazon.com Incorporated	3.80	12-5-2024	500,000	557,904
Amazon.com Incorporated	4.80	12-5-2034	500,000	600,430
Amazon.com Incorporated	4.95	12-5-2044	600,000	754,403
Expedia Incorporated	4.50	8-15-2024	100,000	105,260
Expedia Incorporated	5.95	8-15-2020	600,000	672,548
QVC Incorporated	4.38	3-15-2023	300,000	303,308
QVC Incorporated	4.45	2-15-2025	500,000	497,918
QVC Incorporated	5.13	7-2-2022	200,000	213,190
QVC Incorporated	5.45	8-15-2034	250,000	236,969
QVC Incorporated	5.95	3-15-2043	125,000	121,721

				5,776,351

Leisure Products: 0.01%
Hasbro Incorporated	6.35	3-15-2040	155,000	191,657
Mattel Incorporated	1.70	3-15-2018	125,000	125,408
Mattel Incorporated	3.15	3-15-2023	100,000	100,683
Mattel Incorporated	4.35	10-1-2020	100,000	108,440
Mattel Incorporated	6.20	10-1-2040	100,000	118,908

				645,096

Media: 1.06%
21st Century Fox America Incorporated	3.00	9-15-2022	375,000	390,430
21st Century Fox America Incorporated	3.70	9-15-2024	500,000	541,692
21st Century Fox America Incorporated	4.50	2-15-2021	500,000	555,859
21st Century Fox America Incorporated	4.75	9-15-2044	500,000	564,159
21st Century Fox America Incorporated	6.15	2-15-2041	735,000	953,502
21st Century Fox America Incorporated	6.20	12-15-2034	500,000	636,454
21st Century Fox America Incorporated	6.65	11-15-2037	350,000	468,929
21st Century Fox America Incorporated	6.90	3-1-2019	500,000	563,259
21st Century Fox America Incorporated	6.90	8-15-2039	500,000	685,709
21st Century Fox America Incorporated	8.15	10-17-2036	250,000	367,814
CBS Corporation	3.70	8-15-2024	500,000	527,290
CBS Corporation	4.63	5-15-2018	180,000	189,083
CBS Corporation	4.85	7-1-2042	200,000	212,584

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	29

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
CBS Corporation	4.90%	8-15-2044	$500,000	$542,419
CBS Corporation	7.88	7-30-2030	600,000	855,730
Charter Communications Operating LLC 144A	4.46	7-23-2022	3,000,000	3,252,552
Charter Communications Operating LLC 144A	6.48	10-23-2045	2,000,000	2,457,580
Comcast Corporation	3.13	7-15-2022	500,000	533,748
Comcast Corporation	3.15	3-1-2026	1,000,000	1,058,087
Comcast Corporation	3.38	2-15-2025	750,000	806,842
Comcast Corporation	3.60	3-1-2024	500,000	548,847
Comcast Corporation	4.20	8-15-2034	750,000	837,943
Comcast Corporation	4.40	8-15-2035	300,000	343,969
Comcast Corporation	4.65	7-15-2042	548,000	642,678
Comcast Corporation	4.75	3-1-2044	375,000	448,975
Comcast Corporation	5.15	3-1-2020	500,000	561,862
Comcast Corporation	5.70	7-1-2019	1,000,000	1,120,020
Comcast Corporation	5.88	2-15-2018	75,000	80,103
Comcast Corporation	6.30	11-15-2017	500,000	530,799
Comcast Corporation	6.40	3-1-2040	500,000	713,958
Comcast Corporation	6.45	3-15-2037	900,000	1,263,377
Comcast Corporation	6.50	11-15-2035	550,000	775,161
Comcast Corporation	6.55	7-1-2039	650,000	935,873
Comcast Corporation	6.95	8-15-2037	400,000	592,923
Discovery Communications LLC	3.30	5-15-2022	250,000	254,579
Discovery Communications LLC	4.38	6-15-2021	300,000	324,665
Discovery Communications LLC	4.95	5-15-2042	250,000	234,428
Discovery Communications LLC	5.05	6-1-2020	750,000	825,027
Discovery Communications LLC	5.63	8-15-2019	250,000	274,017
Discovery Communications LLC	6.35	6-1-2040	250,000	264,640
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	1,050,679
NBCUniversal Media LLC	2.88	1-15-2023	500,000	523,855
NBCUniversal Media LLC	4.38	4-1-2021	800,000	894,498
NBCUniversal Media LLC	4.45	1-15-2043	500,000	571,125
NBCUniversal Media LLC	5.95	4-1-2041	500,000	683,609
Omnicom Group Incorporated	3.63	5-1-2022	250,000	265,585
Omnicom Group Incorporated	4.45	8-15-2020	90,000	98,453
Omnicom Group Incorporated	6.25	7-15-2019	650,000	732,408
Scripps Networks Interactive Incorporated	2.80	6-15-2020	1,500,000	1,532,088
TCI Communications Incorporated	7.13	2-15-2028	350,000	496,691
Thomson Reuters Corporation	3.85	9-29-2024	1,000,000	1,071,060
Thomson Reuters Corporation	4.30	11-23-2023	300,000	329,594
Thomson Reuters Corporation	4.70	10-15-2019	425,000	460,531
Thomson Reuters Corporation	5.65	11-23-2043	200,000	238,697
Thomson Reuters Corporation	5.85	4-15-2040	134,000	162,215
Thomson Reuters Corporation	6.50	7-15-2018	500,000	544,381
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	327,268
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	531,925
Time Warner Cable Incorporated	4.50	9-15-2042	600,000	580,474
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	278,789
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	553,011
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	582,715
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	325,555

30	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Cable Incorporated	6.20%	3-15-2040	$300,000	$387,376
Time Warner Cable Incorporated	6.55	5-1-2037	850,000	1,025,643
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	1,054,637
Time Warner Cable Incorporated	6.75	7-1-2018	750,000	817,316
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	616,162
Time Warner Cable Incorporated	7.30	7-1-2038	550,000	714,286
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,163,256
Time Warner Cable Incorporated	8.25	4-1-2019	150,000	173,350
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	325,425
Time Warner Cable Incorporated	8.75	2-14-2019	704,000	817,752
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	338,888
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	410,073
Time Warner Incorporated	3.40	6-15-2022	100,000	106,053
Time Warner Incorporated	4.65	6-1-2044	750,000	831,507
Time Warner Incorporated	4.75	3-29-2021	500,000	560,510
Time Warner Incorporated	4.90	6-15-2042	51,000	57,515
Time Warner Incorporated	6.10	7-15-2040	400,000	514,552
Time Warner Incorporated	6.25	3-29-2041	500,000	657,903
Time Warner Incorporated	6.50	11-15-2036	252,000	327,491
Time Warner Incorporated	7.57	2-1-2024	250,000	324,710
Time Warner Incorporated	7.70	5-1-2032	700,000	1,000,585
Viacom Incorporated	2.75	12-15-2019	150,000	153,276
Viacom Incorporated	3.25	3-15-2023	200,000	199,448
Viacom Incorporated	4.25	9-1-2023	1,000,000	1,059,535
Viacom Incorporated	4.38	3-15-2043	552,000	499,944
Viacom Incorporated	4.50	3-1-2021	500,000	545,071
Viacom Incorporated	4.88	6-15-2043	175,000	163,564
Viacom Incorporated	5.25	4-1-2044	500,000	512,286
Viacom Incorporated	5.50	5-15-2033	200,000	224,518
Viacom Incorporated	5.63	9-15-2019	150,000	165,538
Viacom Incorporated	5.85	9-1-2043	125,000	139,877
Viacom Incorporated	6.13	10-5-2017	250,000	262,209
Viacom Incorporated	6.88	4-30-2036	340,000	397,503
Walt Disney Company	1.10	12-1-2017	1,000,000	1,000,166
Walt Disney Company	2.35	12-1-2022	500,000	518,688
Walt Disney Company	2.55	2-15-2022	250,000	259,927
Walt Disney Company	2.75	8-16-2021	500,000	527,661
Walt Disney Company	3.00	2-13-2026	500,000	531,231
Walt Disney Company	4.13	12-1-2041	250,000	286,527
Walt Disney Company	4.13	6-1-2044	350,000	401,663
Walt Disney Company	4.38	8-16-2041	250,000	297,418
Walt Disney Company	5.50	3-15-2019	500,000	552,504
Walt Disney Company	7.00	3-1-2032	75,000	109,352

				61,605,668

Multiline Retail: 0.14%
Dollar General Corporation	3.25	4-15-2023	350,000	361,394
Kohl’s Corporation	3.25	2-1-2023	150,000	150,815
Kohl’s Corporation	4.75	12-15-2023	300,000	324,616

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	31

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail (continued)
Macy’s Retail Holdings Incorporated	3.88%	1-15-2022	$200,000	$209,136
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	300,000	316,918
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	566,394
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	569,738
Macy’s Retail Holdings Incorporated	4.50	12-15-2034	500,000	473,187
Nordstrom Incorporated	4.00	10-15-2021	250,000	267,760
Nordstrom Incorporated	4.75	5-1-2020	135,000	147,297
Nordstrom Incorporated	5.00	1-15-2044	100,000	105,159
Nordstrom Incorporated	6.25	1-15-2018	500,000	532,616
Target Corporation	2.50	4-15-2026	750,000	769,322
Target Corporation	2.90	1-15-2022	250,000	264,407
Target Corporation	3.63	4-15-2046	300,000	313,151
Target Corporation	4.00	7-1-2042	475,000	526,203
Target Corporation	6.00	1-15-2018	500,000	532,821
Target Corporation	6.35	11-1-2032	300,000	414,154
Target Corporation	7.00	1-15-2038	768,000	1,171,263

				8,016,351

Specialty Retail: 0.25%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	107,461
Advance Auto Parts Incorporated	4.50	12-1-2023	250,000	270,114
AutoZone Incorporated	2.88	1-15-2023	250,000	254,874
AutoZone Incorporated	3.13	7-15-2023	150,000	156,019
AutoZone Incorporated	4.00	11-15-2020	200,000	214,167
Bed Bath & Beyond Incorporated	4.92	8-1-2034	250,000	254,985
Bed Bath & Beyond Incorporated	5.17	8-1-2044	350,000	344,591
Home Depot Incorporated	2.25	9-10-2018	1,000,000	1,022,825
Home Depot Incorporated	2.70	4-1-2023	375,000	391,435
Home Depot Incorporated	3.75	2-15-2024	500,000	556,595
Home Depot Incorporated	3.95	9-15-2020	400,000	437,140
Home Depot Incorporated	4.20	4-1-2043	400,000	453,916
Home Depot Incorporated	4.40	4-1-2021	500,000	559,921
Home Depot Incorporated	4.88	2-15-2044	500,000	621,405
Home Depot Incorporated	5.40	9-15-2040	200,000	262,609
Home Depot Incorporated	5.88	12-16-2036	1,500,000	2,067,584
Home Depot Incorporated	5.95	4-1-2041	500,000	692,088
Lowe’s Companies Incorporated	2.50	4-15-2026	1,000,000	1,013,674
Lowe’s Companies Incorporated	3.12	4-15-2022	200,000	212,609
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	164,190
Lowe’s Companies Incorporated	3.80	11-15-2021	500,000	548,922
Lowe’s Companies Incorporated	3.88	9-15-2023	250,000	277,927
Lowe’s Companies Incorporated	4.25	9-15-2044	250,000	282,365
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	439,156
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	591,364
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	329,973
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	148,559
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	102,234
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	507,719
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	159,138
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	49,511

32	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail (continued)
O’Reilly Automotive Incorporated	4.63%	9-15-2021	$150,000	$164,993
Staples Incorporated «	4.38	1-12-2023	200,000	205,982
TJX Companies Incorporated	2.75	6-15-2021	500,000	521,383
TJX Companies Incorporated	6.95	4-15-2019	85,000	97,017

				14,484,445

Textiles, Apparel & Luxury Goods: 0.02%
Nike Incorporated	2.25	5-1-2023	100,000	102,860
Nike Incorporated	3.63	5-1-2043	100,000	107,434
Nike Incorporated	3.88	11-1-2045	500,000	561,107
Ralph Lauren Corporation	2.13	9-26-2018	50,000	50,798
VF Corporation	3.50	9-1-2021	250,000	269,048
VF Corporation	5.95	11-1-2017	100,000	105,354
VF Corporation	6.45	11-1-2037	150,000	209,842

				1,406,443

Consumer Staples: 2.01%

Beverages: 0.66%
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	211,288
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	323,335
Anheuser-Busch InBev Finance Company	1.90	2-1-2019	1,200,000	1,212,474
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	500,000	510,268
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	2,250,000	2,318,645
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	750,000	786,989
Anheuser-Busch InBev Finance Company	3.65	2-1-2026	3,500,000	3,736,656
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	750,000	813,878
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	300,000	318,389
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	350,000	406,799
Anheuser-Busch InBev Finance Company	4.70	2-1-2036	1,500,000	1,738,635
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	3,100,000	3,748,706
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,750,000	1,785,737
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	360,000	367,861
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,109,536
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	1,030,118
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	500,000	581,357
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	500,000	570,484
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	816,011
Beam Incorporated	1.75	6-15-2018	250,000	250,196
Brown-Forman Corporation	2.25	1-15-2023	250,000	251,025
Brown-Forman Corporation	3.75	1-15-2043	100,000	105,086
Coca-Cola Company	1.15	4-1-2018	500,000	500,822
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,111,238
Coca-Cola Company	2.45	11-1-2020	1,000,000	1,037,804
Coca-Cola Company	2.50	4-1-2023	350,000	362,370
Coca-Cola Company	2.88	10-27-2025	1,000,000	1,052,913
Coca-Cola Company	3.20	11-1-2023	400,000	435,054
Coca-Cola Company	3.30	9-1-2021	70,000	75,466
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	526,924
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	110,661

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	33

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Diageo Investment Corporation	2.88%	5-11-2022	$600,000	$627,754
Diageo Investment Corporation	4.25	5-11-2042	250,000	282,458
Diageo Investment Corporation	7.45	4-15-2035	150,000	229,141
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	263,339
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	148,870
Molson Coors Brewing Company	5.00	5-1-2042	500,000	585,610
PepsiCo Incorporated	2.25	1-7-2019	350,000	358,443
PepsiCo Incorporated	2.75	3-5-2022	370,000	388,137
PepsiCo Incorporated	2.75	3-1-2023	475,000	500,975
PepsiCo Incorporated	3.00	8-25-2021	250,000	267,703
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,067,937
PepsiCo Incorporated	3.60	3-1-2024	1,000,000	1,097,789
PepsiCo Incorporated	3.60	8-13-2042	250,000	262,148
PepsiCo Incorporated	4.00	3-5-2042	250,000	276,867
PepsiCo Incorporated	4.25	10-22-2044	200,000	230,350
PepsiCo Incorporated	4.50	1-15-2020	200,000	220,358
PepsiCo Incorporated	4.88	11-1-2040	325,000	404,906
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,067,031
PepsiCo Incorporated	5.50	1-15-2040	300,000	397,304
PepsiCo Incorporated	7.90	11-1-2018	500,000	571,561
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	862,620

				38,318,026

Food & Staples Retailing: 0.55%
Costco Wholesale Corporation	1.13	12-15-2017	1,000,000	1,002,448
Costco Wholesale Corporation	1.70	12-15-2019	500,000	507,330
CVS Caremark Corporation	2.25	12-5-2018	278,000	283,938
CVS Caremark Corporation	2.75	12-1-2022	500,000	516,380
CVS Caremark Corporation	3.38	8-12-2024	800,000	849,817
CVS Caremark Corporation	4.00	12-5-2023	1,000,000	1,106,338
CVS Caremark Corporation	5.30	12-5-2043	300,000	375,217
CVS Health Corporation	1.90	7-20-2018	750,000	759,227
CVS Health Corporation	2.80	7-20-2020	2,000,000	2,082,886
CVS Health Corporation	3.88	7-20-2025	750,000	826,136
CVS Health Corporation	4.88	7-20-2035	750,000	893,618
CVS Health Corporation	5.13	7-20-2045	1,000,000	1,246,720
Delhaize America Incorporated	9.00	4-15-2031	500,000	708,998
Sysco Corporation	3.30	7-15-2026	1,000,000	1,046,523
Sysco Corporation	5.25	2-12-2018	300,000	315,648
Sysco Corporation	6.63	3-17-2039	200,000	274,429
The Kroger Company	2.30	1-15-2019	200,000	203,831
The Kroger Company	3.30	1-15-2021	500,000	530,471
The Kroger Company	3.40	4-15-2022	250,000	265,102
The Kroger Company	3.85	8-1-2023	250,000	273,173
The Kroger Company	5.00	4-15-2042	250,000	302,822
The Kroger Company	5.15	8-1-2043	150,000	186,386
The Kroger Company	6.15	1-15-2020	800,000	912,944
The Kroger Company	6.90	4-15-2038	300,000	426,648
The Kroger Company	7.50	4-1-2031	75,000	106,779
Wal-Mart Stores Incorporated	1.13	4-11-2018	500,000	501,552

34	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing (continued)
Wal-Mart Stores Incorporated	3.25%	10-25-2020	$750,000	$808,689
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,192,666
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	454,955
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	561,788
Wal-Mart Stores Incorporated	4.30	4-22-2044	500,000	597,676
Wal-Mart Stores Incorporated	4.88	7-8-2040	250,000	314,710
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	638,672
Wal-Mart Stores Incorporated	5.25	9-1-2035	950,000	1,268,800
Wal-Mart Stores Incorporated	5.63	4-1-2040	600,000	818,476
Wal-Mart Stores Incorporated	5.63	4-15-2041	500,000	683,495
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	748,441
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	131,530
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,482,825
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	764,397
Walgreen Company	3.10	9-15-2022	1,000,000	1,037,970
Walgreen Company	4.40	9-15-2042	500,000	533,926
Walgreen Company	5.25	1-15-2019	62,000	67,078
Walgreens Boots Alliance Incorporated	2.60	6-1-2021	750,000	766,676
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	300,000	309,570
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	750,000	780,116
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	1,000,000	1,072,363
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	500,000	561,364

				32,101,544

Food Products: 0.40%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	920,470
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	600,241
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	293,423
Archer-Daniels-Midland Company	5.45	3-15-2018	80,000	85,239
Campbell Soup Company	2.50	8-2-2022	121,000	123,836
Campbell Soup Company	4.50	2-15-2019	285,000	306,430
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	517,404
ConAgra Foods Incorporated	7.00	4-15-2019	101,000	113,177
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	169,375
General Mills Incorporated	3.65	2-15-2024	250,000	274,409
General Mills Incorporated	5.40	6-15-2040	345,000	439,291
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,102,426
Hershey Company	2.63	5-1-2023	100,000	103,251
Hershey Company	4.13	12-1-2020	500,000	551,654
Hormel Foods Corporation	4.13	4-15-2021	100,000	110,249
Ingredion Incorporated	1.80	9-25-2017	150,000	150,676
Ingredion Incorporated	4.63	11-1-2020	300,000	328,481
J.M. Smucker Company	3.50	10-15-2021	300,000	321,908
J.M. Smucker Company	3.50	3-15-2025	1,500,000	1,615,725
Kellogg Company	3.25	5-21-2018	65,000	67,024
Kellogg Company	4.00	12-15-2020	221,000	242,137
Kellogg Company	4.15	11-15-2019	300,000	323,870
Kraft Foods Group Incorporated	3.50	6-6-2022	1,000,000	1,067,836
Kraft Foods Group Incorporated	5.00	6-4-2042	750,000	874,122
Kraft Foods Group Incorporated	5.38	2-10-2020	250,000	280,041

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	35

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
Kraft Foods Group Incorporated	6.13%	8-23-2018	$1,000,000	$1,089,717
Kraft Foods Group Incorporated	6.50	2-9-2040	793,000	1,086,923
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	687,665
Kraft Heinz Foods Company	2.80	7-2-2020	1,000,000	1,039,584
Kraft Heinz Foods Company	3.00	6-1-2026	1,200,000	1,216,142
Kraft Heinz Foods Company	4.38	6-1-2046	750,000	811,186
Kraft Heinz Foods Company	5.20	7-15-2045	750,000	899,065
McCormick & Company	3.50	9-1-2023	179,000	192,221
McCormick & Company	3.90	7-15-2021	75,000	81,632
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	274,427
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	125,912
Mondelez International	4.00	2-1-2024	1,200,000	1,324,076
Sara Lee Corporation	4.10	9-15-2020	266,000	280,972
Tyson Foods Incorporated	3.95	8-15-2024	1,000,000	1,082,580
Tyson Foods Incorporated	4.50	6-15-2022	500,000	552,737
Tyson Foods Incorporated	4.88	8-15-2034	250,000	283,879
Unilever Capital Corporation	4.25	2-10-2021	300,000	334,022
Unilever Capital Corporation	4.80	2-15-2019	350,000	379,667
Unilever Capital Corporation	5.90	11-15-2032	300,000	425,109

				23,150,211

Household Products: 0.12%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	109,563
Clorox Company	3.05	9-15-2022	161,000	168,503
Clorox Company	3.50	12-15-2024	200,000	214,876
Clorox Company	5.95	10-15-2017	90,000	94,832
Colgate-Palmolive Company	1.95	2-1-2023	500,000	501,408
Colgate-Palmolive Company	2.30	5-3-2022	500,000	518,285
Colgate-Palmolive Company	2.95	11-1-2020	200,000	212,609
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	154,974
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	808,195
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	329,677
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	301,426
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	113,336
The Procter & Gamble Company	3.10	8-15-2023	375,000	405,255
The Procter & Gamble Company	4.70	2-15-2019	1,500,000	1,631,646
The Procter & Gamble Company	5.50	2-1-2034	350,000	483,986
The Procter & Gamble Company	5.55	3-5-2037	500,000	712,166
The Procter & Gamble Company	5.80	8-15-2034	100,000	142,521

				6,903,258

Personal Products: 0.00%
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	270,273

Tobacco: 0.28%
Altria Group Incorporated	2.63	1-14-2020	400,000	415,324
Altria Group Incorporated	4.00	1-31-2024	89,000	99,880
Altria Group Incorporated	4.25	8-9-2042	500,000	560,837
Altria Group Incorporated	4.50	5-2-2043	250,000	288,382
Altria Group Incorporated	4.75	5-5-2021	500,000	567,705

36	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tobacco (continued)
Altria Group Incorporated	5.38%	1-31-2044	$750,000	$974,273
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,220,824
Altria Group Incorporated	9.70	11-10-2018	355,000	417,424
Altria Group Incorporated	9.95	11-10-2038	226,000	414,767
Altria Group Incorporated	10.20	2-6-2039	161,000	302,571
Philip Morris International Incorporated	1.88	1-15-2019	250,000	253,793
Philip Morris International Incorporated	2.50	8-22-2022	250,000	257,086
Philip Morris International Incorporated	2.63	3-6-2023	175,000	180,276
Philip Morris International Incorporated	3.25	11-10-2024	300,000	321,591
Philip Morris International Incorporated	3.88	8-21-2042	250,000	262,939
Philip Morris International Incorporated	4.13	3-4-2043	300,000	327,425
Philip Morris International Incorporated	4.25	11-10-2044	300,000	336,792
Philip Morris International Incorporated	4.38	11-15-2041	500,000	567,308
Philip Morris International Incorporated	4.50	3-26-2020	750,000	825,383
Philip Morris International Incorporated	4.50	3-20-2042	200,000	229,986
Philip Morris International Incorporated	5.65	5-16-2018	1,300,000	1,397,061
Philip Morris International Incorporated	6.38	5-16-2038	600,000	843,625
Reynolds American Incorporated	4.00	6-12-2022	400,000	437,976
Reynolds American Incorporated	4.45	6-12-2025	500,000	561,108
Reynolds American Incorporated	4.85	9-15-2023	1,500,000	1,721,216
Reynolds American Incorporated	5.70	8-15-2035	300,000	372,723
Reynolds American Incorporated	5.85	8-15-2045	1,000,000	1,304,135
Reynolds American Incorporated	6.15	9-15-2043	125,000	167,467
Reynolds American Incorporated	6.88	5-1-2020	250,000	293,071
Reynolds American Incorporated	7.25	6-15-2037	200,000	276,032
Reynolds American Incorporated	8.13	6-23-2019	155,000	181,965

				16,380,945

Energy: 1.77%

Energy Equipment & Services: 0.13%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	573,531
Baker Hughes Incorporated	6.88	1-15-2029	250,000	317,454
Baker Hughes Incorporated	7.50	11-15-2018	375,000	420,320
FMC Technologies Incorporated	3.45	10-1-2022	100,000	95,764
Halliburton Company	2.00	8-1-2018	500,000	502,955
Halliburton Company	3.25	11-15-2021	200,000	207,397
Halliburton Company	3.50	8-1-2023	500,000	516,794
Halliburton Company	3.80	11-15-2025	1,000,000	1,033,527
Halliburton Company	4.50	11-15-2041	250,000	255,732
Halliburton Company	4.75	8-1-2043	250,000	264,253
Halliburton Company	5.00	11-15-2045	600,000	660,486
Halliburton Company	6.15	9-15-2019	350,000	392,378
Halliburton Company	7.45	9-15-2039	650,000	909,640
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	940,682
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	320,594

				7,411,507

Oil, Gas & Consumable Fuels: 1.64%
Amerada Hess Corporation	7.13	3-15-2033	500,000	579,901
Anadarko Petroleum Corporation	3.45	7-15-2024	250,000	243,369

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	37

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corporation	4.50%	7-15-2044	$500,000	$453,407
Anadarko Petroleum Corporation «	5.55	3-15-2026	500,000	553,094
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	335,024
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	981,142
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	513,718
Apache Corporation	3.25	4-15-2022	362,000	370,113
Apache Corporation	3.63	2-1-2021	500,000	524,189
Apache Corporation	4.25	1-15-2044	250,000	244,950
Apache Corporation	5.10	9-1-2040	575,000	599,858
Apache Corporation	5.25	2-1-2042	100,000	105,987
Apache Corporation	6.00	1-15-2037	500,000	574,539
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	93,990
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	159,847
Buckeye Partners LP	4.15	7-1-2023	250,000	253,142
Buckeye Partners LP	4.88	2-1-2021	560,000	597,920
Buckeye Partners LP	5.50	8-15-2019	150,000	160,377
Buckeye Partners LP	5.85	11-15-2043	200,000	208,051
Buckeye Partners LP	6.05	1-15-2018	100,000	105,148
Chevron Corporation	1.10	12-5-2017	1,000,000	1,001,292
Chevron Corporation	1.56	5-16-2019	750,000	754,907
Chevron Corporation	1.72	6-24-2018	2,000,000	2,020,764
Chevron Corporation	2.10	5-16-2021	750,000	763,340
Chevron Corporation	2.19	11-15-2019	100,000	102,195
Chevron Corporation	2.36	12-5-2022	750,000	767,831
Chevron Corporation	2.42	11-17-2020	500,000	516,163
Chevron Corporation	2.95	5-16-2026	1,000,000	1,040,013
Chevron Corporation	3.19	6-24-2023	1,000,000	1,069,629
Chevron Corporation	4.95	3-3-2019	500,000	545,554
Columbia Pipeline Group Incorporated	3.30	6-1-2020	900,000	931,438
Columbia Pipeline Group Incorporated	5.80	6-1-2045	200,000	240,851
ConocoPhillips Company	1.05	12-15-2017	250,000	248,697
ConocoPhillips Company	1.50	5-15-2018	1,000,000	1,000,053
ConocoPhillips Company	2.40	12-15-2022	500,000	498,093
ConocoPhillips Company	3.35	11-15-2024	750,000	772,030
ConocoPhillips Company	3.35	5-15-2025	500,000	509,990
ConocoPhillips Company	4.30	11-15-2044	300,000	307,377
ConocoPhillips Company	4.95	3-15-2026	500,000	566,899
ConocoPhillips Company	5.20	5-15-2018	250,000	265,313
ConocoPhillips Company	5.90	10-15-2032	250,000	293,544
ConocoPhillips Company	5.90	5-15-2038	100,000	122,289
ConocoPhillips Company	6.00	1-15-2020	750,000	847,846
ConocoPhillips Company	6.95	4-15-2029	300,000	383,106
Devon Energy Corporation	3.25	5-15-2022	500,000	496,073
Devon Energy Corporation	4.00	7-15-2021	200,000	208,939
Devon Energy Corporation	4.75	5-15-2042	500,000	464,999
Devon Energy Corporation	5.60	7-15-2041	200,000	199,908
Devon Energy Corporation	7.95	4-15-2032	500,000	612,275
Dominion Gas Holdings LLC	4.80	11-1-2043	500,000	556,415
El Paso Corporation Series MTN	7.75	1-15-2032	1,000,000	1,207,183
El Paso Natural Gas Company	8.38	6-15-2032	650,000	830,751

38	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
El Paso Pipeline Partners Operating LLC	4.70%	11-1-2042	$100,000	$92,398
Enable Midstream Partner LP	3.90	5-15-2024	1,000,000	940,916
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	405,360
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	199,748
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	211,503
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	316,440
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	145,836
Energy Transfer Partners LP	3.60	2-1-2023	300,000	295,320
Energy Transfer Partners LP	4.65	6-1-2021	1,100,000	1,171,327
Energy Transfer Partners LP	4.75	1-15-2026	400,000	419,520
Energy Transfer Partners LP	4.90	2-1-2024	300,000	311,369
Energy Transfer Partners LP	5.15	2-1-2043	200,000	185,473
Energy Transfer Partners LP	5.15	3-15-2045	400,000	383,871
Energy Transfer Partners LP	5.20	2-1-2022	500,000	540,757
Energy Transfer Partners LP	5.95	10-1-2043	200,000	207,643
Energy Transfer Partners LP	6.05	6-1-2041	300,000	309,717
Energy Transfer Partners LP	6.13	12-15-2045	400,000	431,997
Energy Transfer Partners LP	6.50	2-1-2042	500,000	539,732
Energy Transfer Partners LP	6.63	10-15-2036	230,000	249,017
Energy Transfer Partners LP	6.70	7-1-2018	100,000	107,174
Energy Transfer Partners LP	7.50	7-1-2038	100,000	117,698
Energy Transfer Partners LP	8.25	11-15-2029	125,000	155,169
Energy Transfer Partners LP	9.00	4-15-2019	500,000	569,290
Eni Lasmo plc	7.30	11-15-2027	200,000	242,750
Enterprise Products Operating LLC	1.65	5-7-2018	200,000	200,306
Enterprise Products Operating LLC	2.55	10-15-2019	500,000	512,056
Enterprise Products Operating LLC	3.35	3-15-2023	350,000	362,321
Enterprise Products Operating LLC	3.90	2-15-2024	300,000	317,573
Enterprise Products Operating LLC	4.05	2-15-2022	250,000	269,638
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	251,519
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	423,587
Enterprise Products Operating LLC	4.90	5-15-2046	350,000	374,443
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	562,338
Enterprise Products Operating LLC	5.25	1-31-2020	200,000	220,807
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	231,567
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	118,972
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,200,103
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	419,562
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	269,592
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	133,069
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	503,997
EOG Resources Incorporated	2.63	3-15-2023	450,000	448,996
EOG Resources Incorporated	3.90	4-1-2035	200,000	200,489
EOG Resources Incorporated	4.10	2-1-2021	200,000	216,181
EOG Resources Incorporated	4.40	6-1-2020	300,000	322,896
EOG Resources Incorporated	5.63	6-1-2019	75,000	81,935
EOG Resources Incorporated	6.88	10-1-2018	400,000	440,380
EQT Corporation	4.88	11-15-2021	300,000	326,831
EQT Corporation	8.13	6-1-2019	325,000	370,072
Equitable Resources Incorporated	6.50	4-1-2018	100,000	104,985

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	39

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corporation	1.44%	3-1-2018	$1,500,000	$1,508,397
Exxon Mobil Corporation	1.71	3-1-2019	1,000,000	1,011,393
Exxon Mobil Corporation	1.82	3-15-2019	1,000,000	1,012,842
Exxon Mobil Corporation	2.71	3-6-2025	500,000	522,218
Exxon Mobil Corporation	2.73	3-1-2023	1,000,000	1,042,932
Exxon Mobil Corporation	3.18	3-15-2024	500,000	534,231
Exxon Mobil Corporation	3.57	3-6-2045	500,000	530,492
Exxon Mobil Corporation	4.11	3-1-2046	1,000,000	1,151,102
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	193,200
Hess Corporation	5.60	2-15-2041	300,000	304,724
Hess Corporation	6.00	1-15-2040	350,000	365,385
Hess Corporation	7.30	8-15-2031	384,000	445,371
Hess Corporation	7.88	10-1-2029	280,000	340,218
Hess Corporation	8.13	2-15-2019	500,000	564,873
Kerr-McGee Corporation	6.95	7-1-2024	200,000	233,862
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	247,507
Kinder Morgan Energy Partners LP	3.50	3-1-2021	300,000	309,873
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	247,602
Kinder Morgan Energy Partners LP	3.95	9-1-2022	375,000	388,141
Kinder Morgan Energy Partners LP	4.30	6-1-2025	750,000	777,615
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	241,907
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	216,350
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	135,491
Kinder Morgan Energy Partners LP	5.50	3-1-2044	300,000	304,585
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	103,682
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	527,576
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	537,064
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	572,395
Kinder Morgan Incorporated	5.55	6-1-2045	1,250,000	1,289,634
Magellan Midstream Partners LP	5.15	10-15-2043	200,000	219,234
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	108,107
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	647,411
Marathon Oil Corporation	2.80	11-1-2022	600,000	548,458
Marathon Oil Corporation «	3.85	6-1-2025	350,000	327,068
Marathon Oil Corporation	5.20	6-1-2045	200,000	179,201
Marathon Oil Corporation	6.00	10-1-2017	625,000	646,175
Marathon Oil Corporation	6.60	10-1-2037	450,000	463,843
Marathon Petroleum Corporation	3.63	9-15-2024	500,000	506,484
Marathon Petroleum Corporation	4.75	9-15-2044	500,000	458,867
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	38,989
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	612,210
MPLX LP 144A	4.88	6-1-2025	750,000	764,915
Nabors Industries Incorporated	5.00	9-15-2020	300,000	296,828
Nabors Industries Incorporated	6.15	2-15-2018	500,000	518,175
Nabors Industries Incorporated	9.25	1-15-2019	500,000	545,272
Nextera Energy Capital	4.50	6-1-2021	200,000	219,949
Noble Energy Incorporated	3.90	11-15-2024	300,000	306,221
Noble Energy Incorporated	4.15	12-15-2021	500,000	529,608
Noble Energy Incorporated	5.05	11-15-2044	500,000	499,017
Noble Energy Incorporated	6.00	3-1-2041	565,000	615,787

40	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy Incorporated	8.25%	3-1-2019	$350,000	$398,452
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	178,716
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	250,922
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	509,424
Occidental Petroleum Corporation	3.50	6-15-2025	300,000	318,714
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	501,904
Occidental Petroleum Corporation	4.63	6-15-2045	300,000	344,254
ONEOK Partners LP	3.20	9-15-2018	125,000	127,135
ONEOK Partners LP	3.38	10-1-2022	1,000,000	1,006,893
ONEOK Partners LP	6.13	2-1-2041	500,000	546,119
ONEOK Partners LP	6.20	9-15-2043	179,000	198,176
ONEOK Partners LP	6.85	10-15-2037	500,000	577,468
ONEOK Partners LP	8.63	3-1-2019	350,000	394,901
Phillips 66	4.30	4-1-2022	1,000,000	1,101,554
Phillips 66	4.65	11-15-2034	200,000	218,528
Phillips 66	4.88	11-15-2044	200,000	224,015
Phillips 66	5.88	5-1-2042	750,000	945,771
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,053,144
Plains All American Pipeline LP	2.60	12-15-2019	200,000	201,275
Plains All American Pipeline LP	3.60	11-1-2024	300,000	291,038
Plains All American Pipeline LP	3.65	6-1-2022	500,000	505,294
Plains All American Pipeline LP	3.85	10-15-2023	500,000	497,548
Plains All American Pipeline LP	4.90	2-15-2045	250,000	230,107
Plains All American Pipeline LP «	5.00	2-1-2021	200,000	214,352
Plains All American Pipeline LP	5.15	6-1-2042	500,000	461,470
Plains All American Pipeline LP	6.50	5-1-2018	150,000	160,089
Plains All American Pipeline LP	6.65	1-15-2037	200,000	223,148
Plains All American Pipeline LP	8.75	5-1-2019	400,000	459,621
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,070,678
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	197,446
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	107,921
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	121,971
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	115,396
Spectra Energy Partners LP	2.95	9-25-2018	500,000	509,128
Spectra Energy Partners LP	4.75	3-15-2024	350,000	388,964
Sunoco Logistics Partner LP	3.45	1-15-2023	200,000	199,450
Sunoco Logistics Partner LP	4.95	1-15-2043	150,000	147,000
Sunoco Logistics Partner LP	5.30	4-1-2044	500,000	507,135
Sunoco Logistics Partner LP	5.35	5-15-2045	200,000	206,718
Sunoco Logistics Partner LP	6.85	2-15-2040	250,000	287,809
TC Pipelines LP	4.65	6-15-2021	300,000	313,620
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	299,955
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	409,056
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	110,383
Valero Energy Corporation	6.13	2-1-2020	65,000	74,229
Valero Energy Corporation	6.63	6-15-2037	1,000,000	1,172,284
Valero Energy Corporation	7.50	4-15-2032	300,000	376,900
Valero Energy Corporation	9.38	3-15-2019	250,000	295,652
Western Gas Partners LP	4.00	7-1-2022	400,000	407,041
Western Gas Partners LP	5.45	4-1-2044	500,000	491,997

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	41

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Williams Partners LP	3.35%	8-15-2022	$250,000	$244,355
Williams Partners LP	3.60	3-15-2022	500,000	499,104
Williams Partners LP	4.13	11-15-2020	300,000	311,065
Williams Partners LP	4.30	3-4-2024	500,000	511,865
Williams Partners LP	4.50	11-15-2023	400,000	415,002
Williams Partners LP	5.10	9-15-2045	1,000,000	980,237
Williams Partners LP	5.25	3-15-2020	640,000	688,553
Williams Partners LP	5.80	11-15-2043	1,000,000	1,055,608
Williams Partners LP	6.30	4-15-2040	390,000	425,681
XTO Energy Incorporated	6.50	12-15-2018	500,000	556,121

				95,588,600

Financials: 6.20%

Banks: 2.39%
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,154,571
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	42,892
Bank of America Corporation	1.75	6-5-2018	750,000	755,200
Bank of America Corporation	1.95	5-12-2018	250,000	251,799
Bank of America Corporation	2.00	1-11-2018	1,250,000	1,257,550
Bank of America Corporation	2.60	1-15-2019	554,000	566,238
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,661,960
Bank of America Corporation	3.50	4-19-2026	1,000,000	1,043,736
Bank of America Corporation	3.95	4-21-2025	3,000,000	3,122,409
Bank of America Corporation	4.00	4-1-2024	750,000	810,804
Bank of America Corporation	4.13	1-22-2024	1,250,000	1,361,326
Bank of America Corporation	4.20	8-26-2024	1,700,000	1,803,197
Bank of America Corporation	5.00	1-21-2044	1,200,000	1,438,310
Bank of America Corporation	5.49	3-15-2019	250,000	270,568
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,693,307
Bank of America Corporation	5.70	1-24-2022	1,000,000	1,166,534
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,577,130
Bank of America Corporation	5.88	1-5-2021	500,000	576,051
Bank of America Corporation	5.88	2-7-2042	500,000	660,118
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,043,945
Bank of America Corporation	6.00	10-15-2036	300,000	393,830
Bank of America Corporation	7.63	6-1-2019	2,500,000	2,871,998
Bank One Corporation	7.63	10-15-2026	240,000	321,171
Bank One Corporation	8.00	4-29-2027	550,000	746,692
BB&T Corporation	2.05	5-10-2021	1,000,000	1,007,857
Branch Banking & Trust Corporation	1.35	10-1-2017	1,200,000	1,201,804
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	510,355
Branch Banking & Trust Corporation	3.80	10-30-2026	400,000	437,861
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	537,275
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	567,481
Citigroup Incorporated	1.70	4-27-2018	1,500,000	1,501,704
Citigroup Incorporated	1.75	5-1-2018	100,000	100,132
Citigroup Incorporated	1.80	2-5-2018	2,500,000	2,509,098
Citigroup Incorporated	2.50	9-26-2018	400,000	407,002
Citigroup Incorporated	2.50	7-29-2019	1,000,000	1,020,246
Citigroup Incorporated	3.30	4-27-2025	1,250,000	1,290,975

42	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Citigroup Incorporated	3.38%	3-1-2023	$632,000	$660,330
Citigroup Incorporated	3.50	5-15-2023	500,000	515,028
Citigroup Incorporated	3.75	6-16-2024	1,550,000	1,645,344
Citigroup Incorporated	3.88	10-25-2023	850,000	918,470
Citigroup Incorporated	4.05	7-30-2022	400,000	425,452
Citigroup Incorporated	4.40	6-10-2025	1,000,000	1,059,864
Citigroup Incorporated	4.45	9-29-2027	750,000	790,703
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,658,586
Citigroup Incorporated	4.60	3-9-2026	1,250,000	1,343,229
Citigroup Incorporated	4.65	7-30-2045	1,000,000	1,140,214
Citigroup Incorporated	5.50	9-13-2025	1,000,000	1,132,880
Citigroup Incorporated	5.88	1-30-2042	500,000	647,702
Citigroup Incorporated	6.00	10-31-2033	725,000	868,320
Citigroup Incorporated	6.13	8-25-2036	500,000	614,863
Citizens Bank NA	2.55	5-13-2021	500,000	510,590
Citizens Financial Group Incorporated	4.30	12-3-2025	350,000	369,857
City National Corporation	5.25	9-15-2020	200,000	225,375
Comerica Incorporated	3.80	7-22-2026	250,000	258,749
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	251,497
Commonwealth Bank of Australia (New York)	2.25	3-13-2019	1,000,000	1,016,683
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	1,500,000	1,531,334
Compass Bank	2.75	9-29-2019	250,000	249,522
Compass Bank	6.40	10-1-2017	250,000	260,932
Discover Bank	3.10	6-4-2020	500,000	514,370
Discover Bank	3.20	8-9-2021	500,000	513,626
Discover Bank	4.20	8-8-2023	500,000	535,628
Discover Bank	4.25	3-13-2026	250,000	266,406
Fifth Third Bancorp	2.30	3-1-2019	1,000,000	1,015,807
Fifth Third Bancorp	4.30	1-16-2024	500,000	537,032
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,134,272
Fifth Third Bank	2.88	10-1-2021	300,000	313,238
HSBC Bank USA NA	2.25	6-23-2019	1,900,000	1,914,267
HSBC Bank USA NA	4.88	8-24-2020	800,000	871,377
HSBC Bank USA NA	5.00	9-27-2020	500,000	542,210
HSBC Bank USA NA	5.63	8-15-2035	225,000	269,594
HSBC Bank USA NA	7.00	1-15-2039	500,000	682,817
HSBC USA Incorporated	1.63	1-16-2018	1,000,000	1,000,127
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	254,317
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	29,117
Huntington National Bank	2.20	11-6-2018	1,500,000	1,515,887
JPMorgan Chase & Company	1.70	3-1-2018	750,000	753,420
JPMorgan Chase & Company	1.80	1-25-2018	500,000	503,265
JPMorgan Chase & Company	1.85	3-22-2019	1,000,000	1,006,758
JPMorgan Chase & Company	2.25	1-23-2020	750,000	760,097
JPMorgan Chase & Company	2.35	1-28-2019	500,000	510,315
JPMorgan Chase & Company	2.75	6-23-2020	1,000,000	1,029,251
JPMorgan Chase & Company	2.95	10-1-2026	750,000	756,533
JPMorgan Chase & Company	3.13	1-23-2025	1,000,000	1,027,516
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	1,043,041
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,574,402

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	43

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
JPMorgan Chase & Company	3.30%	4-1-2026	$1,500,000	$1,554,840
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	1,031,473
JPMorgan Chase & Company	3.63	5-13-2024	2,000,000	2,134,804
JPMorgan Chase & Company	4.13	12-15-2026	1,000,000	1,071,686
JPMorgan Chase & Company	4.25	10-15-2020	1,000,000	1,088,283
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,634,307
JPMorgan Chase & Company	4.50	1-24-2022	1,500,000	1,661,006
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,663,025
JPMorgan Chase & Company	5.40	1-6-2042	750,000	952,139
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,426,924
JPMorgan Chase & Company	5.63	8-16-2043	200,000	250,060
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,310,491
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,061,251
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,885,544
KeyBank NA	1.65	2-1-2018	400,000	401,756
KeyCorp	2.30	12-13-2018	300,000	304,746
KeyCorp	5.10	3-24-2021	1,500,000	1,693,065
Manufacturers & Traders Trust Company	2.25	7-25-2019	850,000	864,942
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	532,128
MUFG Americas Holdings Corporation	3.00	2-10-2025	500,000	507,037
PNC Bank NA	1.50	10-18-2017	500,000	501,705
PNC Bank NA	1.60	6-1-2018	1,000,000	1,005,011
PNC Bank NA	2.25	7-2-2019	750,000	763,473
PNC Bank NA	2.70	11-1-2022	350,000	356,152
PNC Bank NA	2.95	1-30-2023	300,000	310,957
PNC Bank NA	3.30	10-30-2024	500,000	533,472
PNC Bank NA	3.80	7-25-2023	300,000	324,062
PNC Bank NA	4.20	11-1-2025	1,500,000	1,682,471
PNC Bank NA	6.00	12-7-2017	500,000	527,328
PNC Bank NA	6.88	4-1-2018	175,000	189,343
Regions Financial Corporation	3.20	2-8-2021	1,000,000	1,036,748
Santander Bank	8.75	5-30-2018	250,000	275,908
Santander Bank	2.70	5-24-2019	500,000	505,515
Santander Holdings USA	4.50	7-17-2025	500,000	523,389
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	783,016
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	540,869
SVB Financial Group	5.38	9-15-2020	160,000	177,720
Union Bank NA	2.63	9-26-2018	500,000	509,620
UnionBanCal Corporation	3.50	6-18-2022	200,000	211,532
US Bancorp	1.95	11-15-2018	250,000	253,792
US Bancorp	2.20	4-25-2019	1,000,000	1,021,557
US Bancorp	2.95	7-15-2022	575,000	598,338
US Bancorp	3.00	3-15-2022	500,000	528,462
US Bancorp	3.10	4-27-2026	1,000,000	1,034,016
US Bancorp	3.60	9-11-2024	500,000	537,548
US Bancorp	4.13	5-24-2021	500,000	555,138
US Bank NA	1.38	9-11-2017	500,000	501,089
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,270,804
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	843,014
Wachovia Corporation (l)	5.50	8-1-2035	700,000	829,965

44	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Wachovia Corporation (l)	5.75%	2-1-2018	$1,000,000	$1,061,915
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	1,003,727
Wells Fargo & Company (l)	2.15	1-30-2020	2,500,000	2,540,693
Wells Fargo & Company (l)	3.00	2-19-2025	1,250,000	1,284,808
Wells Fargo & Company (l)	3.00	4-22-2026	1,250,000	1,281,340
Wells Fargo & Company (l)	3.30	9-9-2024	1,500,000	1,584,654
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	786,196
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,067,960
Wells Fargo & Company (l)	3.90	5-1-2045	600,000	635,458
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,085,518
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,090,789
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,389,594
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,201,227
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,248,846
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,581,108
Wells Fargo Bank NA (l)	1.65	1-22-2018	750,000	754,318
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	449,998
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	552,500

				139,015,510

Capital Markets: 1.15%
AGL Capital Corporation	4.40	6-1-2043	200,000	215,265
AGL Capital Corporation	5.88	3-15-2041	570,000	720,541
Ameriprise Financial Incorporated	4.00	10-15-2023	500,000	547,533
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	334,642
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	74,887
AmeriTech Capital Funding Corporation	6.45	1-15-2018	300,000	318,750
Ares Capital Corporation	3.88	1-15-2020	400,000	414,064
Ares Capital Corporation	4.88	11-30-2018	100,000	104,652
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	350,740
Bank of New York Mellon Corporation	2.10	1-15-2019	300,000	305,186
Bank of New York Mellon Corporation	2.50	4-15-2021	500,000	514,615
Bank of New York Mellon Corporation	2.60	8-17-2020	750,000	772,888
Bank of New York Mellon Corporation	3.40	5-15-2024	1,000,000	1,079,206
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	645,280
Bank of New York Mellon Corporation	3.95	11-18-2025	500,000	561,695
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	109,644
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,105,028
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	653,110
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,619,625
BlackRock Incorporated	3.38	6-1-2022	500,000	538,545
BlackRock Incorporated	4.25	5-24-2021	500,000	557,064
BlackRock Incorporated	5.00	12-10-2019	250,000	278,305
BlackRock Incorporated	6.25	9-15-2017	350,000	368,417
Charles Schwab Corporation	2.20	7-25-2018	150,000	152,254
Charles Schwab Corporation	3.23	9-1-2022	425,000	451,573
Charles Schwab Corporation	4.45	7-22-2020	200,000	220,733
Eaton Vance Corporation	3.63	6-15-2023	100,000	105,810
Eaton Vance Corporation	6.50	10-2-2017	30,000	31,541
Franklin Resources Incorporated	2.80	9-15-2022	300,000	313,424

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	45

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Franklin Resources Incorporated	4.63%	5-20-2020	$250,000	$275,034
FS Investment Corporation	4.00	7-15-2019	250,000	253,605
Goldman Sachs Group Incorporated	3.50	1-23-2025	1,500,000	1,557,186
Goldman Sachs Group Incorporated	3.63	1-22-2023	1,500,000	1,589,864
Goldman Sachs Group Incorporated	3.75	5-22-2025	500,000	528,766
Goldman Sachs Group Incorporated	3.75	2-25-2026	500,000	529,279
Goldman Sachs Group Incorporated	4.80	7-8-2044	1,000,000	1,139,935
Goldman Sachs Group Incorporated	5.15	5-22-2045	750,000	826,718
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,248,652
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,668,630
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,000,000	2,319,260
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,119,390
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,264,631
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,141,094
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,259,116
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	1,873,951
Goldman Sachs Group Incorporated	6.25	2-1-2041	750,000	992,276
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,237,895
Goldman Sachs Group Incorporated	6.75	10-1-2037	925,000	1,186,430
Goldman Sachs Group Incorporated	7.50	2-15-2019	2,300,000	2,618,421
Jefferies Group Incorporated	5.13	1-20-2023	250,000	268,710
Jefferies Group Incorporated	6.25	1-15-2036	150,000	158,398
Jefferies Group Incorporated	6.45	6-8-2027	150,000	168,176
Jefferies Group Incorporated	6.50	1-20-2043	250,000	263,658
Jefferies Group Incorporated	6.88	4-15-2021	150,000	172,070
Jefferies Group Incorporated «	8.50	7-15-2019	700,000	803,088
Legg Mason Incorporated	5.63	1-15-2044	600,000	628,687
Morgan Stanley	2.13	4-25-2018	943,000	952,423
Morgan Stanley	2.45	2-1-2019	600,000	611,531
Morgan Stanley	2.65	1-27-2020	750,000	769,282
Morgan Stanley	2.80	6-16-2020	1,000,000	1,028,149
Morgan Stanley	3.70	10-23-2024	1,000,000	1,059,618
Morgan Stanley	3.75	2-25-2023	1,175,000	1,256,671
Morgan Stanley	3.88	4-29-2024	1,000,000	1,074,478
Morgan Stanley	3.95	4-23-2027	1,000,000	1,038,936
Morgan Stanley	4.10	5-22-2023	750,000	795,215
Morgan Stanley	4.30	1-27-2045	500,000	540,508
Morgan Stanley	4.35	9-8-2026	1,250,000	1,337,644
Morgan Stanley	4.88	11-1-2022	906,000	1,004,199
Morgan Stanley	5.00	11-24-2025	750,000	835,998
Morgan Stanley	5.50	1-26-2020	1,000,000	1,111,999
Morgan Stanley	5.50	7-24-2020	500,000	563,935
Morgan Stanley	5.63	9-23-2019	2,000,000	2,223,030
Morgan Stanley	5.75	1-25-2021	1,250,000	1,432,733
Morgan Stanley	6.25	8-9-2026	300,000	376,662
Morgan Stanley	6.38	7-24-2042	1,000,000	1,372,352
Morgan Stanley	6.63	4-1-2018	2,500,000	2,693,533
Morgan Stanley	7.25	4-1-2032	470,000	653,726
Morgan Stanley	7.30	5-13-2019	400,000	456,612
Northern Trust Corporation	3.45	11-4-2020	500,000	534,429

46	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Northern Trust Corporation	3.95%	10-30-2025	$250,000	$278,791
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	117,585
S&P Global Incorporated	4.00	6-15-2025	325,000	353,963
S&P Global Incorporated	5.90	11-15-2017	250,000	261,615
Stifel Financial Corporation	4.25	7-18-2024	200,000	203,653
TD Ameritrade Holding Corporation	3.63	4-1-2025	200,000	215,813
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	223,140

				66,936,160

Consumer Finance: 0.90%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	390,907
American Express Centurion Bank	6.00	9-13-2017	500,000	524,551
American Express Company	1.55	5-22-2018	375,000	375,925
American Express Company	2.65	12-2-2022	575,000	589,577
American Express Company	4.05	12-3-2042	905,000	964,076
American Express Company	7.00	3-19-2018	800,000	867,115
American Express Company	8.13	5-20-2019	500,000	583,040
American Express Credit Corporation	1.55	9-22-2017	500,000	501,699
American Express Credit Corporation	2.13	7-27-2018	200,000	203,284
American Express Credit Corporation	2.25	8-15-2019	1,000,000	1,020,823
American Express Credit Corporation	2.38	5-26-2020	250,000	255,895
American Honda Finance Corporation	1.55	12-11-2017	400,000	402,754
American Honda Finance Corporation	1.70	2-22-2019	750,000	757,904
American Honda Finance Corporation	2.13	10-10-2018	300,000	305,846
American Honda Finance Corporation	2.25	8-15-2019	500,000	512,980
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	393,891
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	584,711
Capital One Bank USA NA	2.15	11-21-2018	250,000	251,966
Capital One Bank USA NA	2.25	2-13-2019	500,000	505,960
Capital One Bank USA NA	2.30	6-5-2019	1,000,000	1,012,333
Capital One Bank USA NA	2.40	9-5-2019	500,000	508,900
Capital One Bank USA NA	3.38	2-15-2023	500,000	513,724
Capital One Bank USA NA	8.80	7-15-2019	750,000	882,245
Capital One Financial Corporation	3.75	7-28-2026	750,000	755,760
Capital One Financial Corporation	4.75	7-15-2021	450,000	502,399
Capital One Financial Corporation	6.75	9-15-2017	283,000	297,836
Caterpillar Financial Services Corporation	2.10	6-9-2019	500,000	510,053
Caterpillar Financial Services Corporation	3.30	6-9-2024	1,000,000	1,076,368
Caterpillar Financial Services Corporation	3.75	11-24-2023	250,000	276,294
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	284,435
Daimler Finance North America LLC	8.50	1-18-2031	425,000	708,574
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	760,026
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	1,750,000	1,798,920
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	2,000,000	2,092,412
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	2,500,000	2,679,948
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,000,000	1,164,744
Discover Financial Services	3.85	11-21-2022	550,000	568,470
Discover Financial Services	5.20	4-27-2022	600,000	657,659
Ford Motor Credit Company LLC	2.38	3-12-2019	1,000,000	1,013,322
Ford Motor Credit Company LLC	3.34	3-18-2021	1,000,000	1,037,530

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	47

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Ford Motor Credit Company LLC	3.66%	9-8-2024	$300,000	$310,440
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	835,370
Ford Motor Credit Company LLC	4.75	1-15-2043	1,000,000	1,081,650
Ford Motor Credit Company LLC	5.88	8-2-2021	1,250,000	1,434,929
General Motors Financial Company	2.40	4-10-2018	1,000,000	1,007,416
General Motors Financial Company	2.40	5-9-2019	500,000	502,274
General Motors Financial Company	3.00	9-25-2017	500,000	506,579
General Motors Financial Company	3.15	1-15-2020	1,000,000	1,021,017
General Motors Financial Company	3.45	4-10-2022	1,000,000	1,018,485
General Motors Financial Company	3.70	5-9-2023	500,000	509,652
General Motors Financial Company	4.00	1-15-2025	1,400,000	1,425,253
General Motors Financial Company	4.20	3-1-2021	750,000	791,388
HSBC Finance Corporation	6.68	1-15-2021	679,000	783,089
John Deere Capital Corporation	1.30	3-12-2018	550,000	551,703
John Deere Capital Corporation	1.95	12-13-2018	200,000	203,450
John Deere Capital Corporation	2.80	1-27-2023	500,000	521,097
John Deere Capital Corporation	3.90	7-12-2021	300,000	329,715
John Deere Capital Corporation	5.75	9-10-2018	500,000	544,918
National City Corporation	6.88	5-15-2019	500,000	564,256
PACCAR Financial Corporation	1.45	3-9-2018	750,000	753,923
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	512,516
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	576,557
Synchrony Financial	3.00	8-15-2019	750,000	766,676
Synchrony Financial	4.25	8-15-2024	750,000	787,022
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	651,679
Toyota Motor Credit Corporation	1.45	1-12-2018	1,250,000	1,254,665
Toyota Motor Credit Corporation	2.00	10-24-2018	400,000	406,365
Toyota Motor Credit Corporation	2.10	1-17-2019	350,000	356,559
Toyota Motor Credit Corporation	2.13	7-18-2019	800,000	817,376
Toyota Motor Credit Corporation	3.30	1-12-2022	1,500,000	1,606,049
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	377,368
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	551,521

				52,455,813

Diversified Financial Services: 0.29%
Block Financial LLC	5.50	11-1-2022	200,000	216,609
Boeing Capital Corporation	4.70	10-27-2019	500,000	552,467
CME Group Incorporated	5.30	9-15-2043	300,000	397,219
General Electric Capital Corporation	5.63	5-1-2018	1,000,000	1,074,765
General Electric Capital Corporation	5.88	1-14-2038	716,000	979,746
General Electric Capital Corporation	6.15	8-7-2037	187,000	262,106
General Electric Capital Corporation	6.75	3-15-2032	602,000	860,921
General Electric Capital Corporation	6.88	1-10-2039	430,000	657,788
ING US Incorporated	2.90	2-15-2018	305,000	311,040
IntercontinentalExchange Incorporated	2.50	10-15-2018	225,000	230,352
IntercontinentalExchange Incorporated	2.75	12-1-2020	500,000	520,522
IntercontinentalExchange Incorporated	4.00	10-15-2023	200,000	220,558
Leucadia National Corporation	5.50	10-18-2023	240,000	252,076
Leucadia National Corporation	6.63	10-23-2043	120,000	120,177
Mellon Funding Corporation	5.50	11-15-2018	200,000	217,372

48	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Merrill Lynch & Company Incorporated	6.11%	1-29-2037	$600,000	$746,705
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	1,831,641
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	1,106,806
Moody’s Corporation	4.50	9-1-2022	250,000	277,455
Moody’s Corporation	4.88	2-15-2024	350,000	399,082
Moody’s Corporation	5.25	7-15-2044	300,000	373,274
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	62,925
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	554,524
National Credit Union Administration	3.45	6-12-2021	200,000	219,184
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	100,000	101,962
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	333,000	341,740
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	218,985
National Rural Utilities Cooperative Finance Corporation ±	4.75	4-30-2043	250,000	252,549
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	830,884
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	300,000	453,294
PNC Funding Corporation	5.13	2-8-2020	150,000	166,659
PNC Funding Corporation	6.70	6-10-2019	500,000	570,348
Private Export Funding Corporation	2.05	11-15-2022	250,000	254,905
Private Export Funding Corporation	2.25	3-15-2020	750,000	773,864
Private Export Funding Corporation	2.45	7-15-2024	300,000	311,496
Private Export Funding Corporation	4.30	12-15-2021	100,000	113,440
TECO Finance Incorporated	5.15	3-15-2020	65,000	71,528
TECO Finance Incorporated	6.57	11-1-2017	250,000	264,314

				17,171,282

Insurance: 0.78%
ACE INA Holdings Incorporated	3.15	3-15-2025	1,000,000	1,054,920
ACE INA Holdings Incorporated	3.35	5-15-2024	500,000	535,649
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	555,433
Aegon Funding Corporation	5.75	12-15-2020	75,000	86,420
AFLAC Incorporated	3.63	6-15-2023	500,000	538,585
AFLAC Incorporated	6.90	12-17-2039	250,000	358,131
Alleghany Corporation	5.63	9-15-2020	100,000	110,816
Allied World Assurance	5.50	11-15-2020	300,000	329,116
Allstate Corporation	5.55	5-9-2035	830,000	1,080,459
Allstate Corporation ±	6.50	5-15-2067	200,000	231,000
Allstate Corporation	7.45	5-16-2019	650,000	746,590
American International Group Incorporated	3.90	4-1-2026	1,000,000	1,049,958
American International Group Incorporated	4.50	7-16-2044	750,000	779,367
American International Group Incorporated	4.88	6-1-2022	500,000	559,750
American International Group Incorporated	5.85	1-16-2018	1,350,000	1,427,771
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,176,488
AON Corporation	5.00	9-30-2020	550,000	608,276
AON Corporation	6.25	9-30-2040	100,000	129,300
Arch Capital Group Limited	5.14	11-1-2043	210,000	233,864
Assurant Incorporated	6.75	2-15-2034	375,000	477,540
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	223,415
Berkshire Hathaway Finance Corporation	1.30	5-15-2018	200,000	200,548
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	250,000	254,426
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	225,000	236,465

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	49

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Berkshire Hathaway Finance Corporation	4.25%	1-15-2021	$500,000	$553,560
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	300,000	344,374
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	500,000	580,144
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	374,776
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	340,087
Berkshire Hathaway Incorporated	1.55	2-9-2018	300,000	302,183
Berkshire Hathaway Incorporated	2.10	8-14-2019	300,000	306,693
Berkshire Hathaway Incorporated	2.75	3-15-2023	600,000	623,628
Berkshire Hathaway Incorporated	3.00	2-11-2023	100,000	106,241
Berkshire Hathaway Incorporated	3.13	3-15-2026	750,000	796,463
Berkshire Hathaway Incorporated	3.40	1-31-2022	250,000	269,457
Berkshire Hathaway Incorporated	4.50	2-11-2043	400,000	473,504
CHUBB Corporation	5.75	5-15-2018	250,000	268,742
CHUBB Corporation	6.00	5-11-2037	280,000	385,899
CHUBB Corporation	6.50	5-15-2038	350,000	509,431
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	98,158
CNA Financial Corporation	5.88	8-15-2020	500,000	566,020
CNA Financial Corporation	7.35	11-15-2019	295,000	338,554
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	243,525
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	109,447
First American Financial Corporation	4.60	11-15-2024	100,000	103,728
GE Global Insurance Holdings	7.00	2-15-2026	430,000	557,781
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	43,071
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	271,876
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	279,029
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	90,128
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	306,608
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	266,702
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	649,132
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	105,317
Lincoln National Corporation	4.00	9-1-2023	250,000	265,744
Lincoln National Corporation	4.85	6-24-2021	80,000	88,272
Lincoln National Corporation	6.15	4-7-2036	500,000	597,087
Lincoln National Corporation	6.25	2-15-2020	300,000	338,002
Lincoln National Corporation	8.75	7-1-2019	220,000	257,204
Loews Corporation	2.63	5-15-2023	150,000	151,521
Loews Corporation	4.13	5-15-2043	200,000	212,057
Markel Corporation	3.63	3-30-2023	150,000	154,925
Markel Corporation	5.00	3-30-2043	100,000	107,996
Markel Corporation	5.35	6-1-2021	100,000	111,904
Marsh & McLennan Companies Incorporated	2.35	9-10-2019	1,000,000	1,016,311
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	332,654
MetLife Incorporated	1.90	12-15-2017	250,000	251,533
MetLife Incorporated	4.13	8-13-2042	300,000	304,608
MetLife Incorporated	4.37	9-15-2023	167,000	185,213
MetLife Incorporated	4.72	12-15-2044	250,000	274,539
MetLife Incorporated	4.75	2-8-2021	750,000	842,429
MetLife Incorporated	4.88	11-13-2043	500,000	562,685
MetLife Incorporated	5.70	6-15-2035	400,000	492,226
MetLife Incorporated	5.88	2-6-2041	700,000	880,338

50	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
MetLife Incorporated	6.38%	6-15-2034	$280,000	$363,587
MetLife Incorporated	6.40	12-15-2066	800,000	898,400
MetLife Incorporated	6.50	12-15-2032	200,000	261,325
MetLife Incorporated Series A	6.82	8-15-2018	750,000	827,301
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	100,866
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	278,302
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	258,321
Principal Financial Group Incorporated	3.40	5-15-2025	200,000	205,175
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	269,643
Principal Financial Group Incorporated ±	4.70	5-15-2055	500,000	497,500
ProAssurance Corporation	5.30	11-15-2023	200,000	215,192
Progressive Corporation	6.25	12-1-2032	75,000	100,850
Protective Life Corporation	7.38	10-15-2019	500,000	577,215
Prudential Financial Incorporated	4.50	11-16-2021	250,000	279,810
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	259,844
Prudential Financial Incorporated	5.38	6-21-2020	500,000	562,365
Prudential Financial Incorporated	4.60	5-15-2044	500,000	543,681
Prudential Financial Incorporated ±	5.63	6-15-2043	250,000	268,125
Prudential Financial Incorporated	5.70	12-14-2036	538,000	655,072
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	553,750
Prudential Financial Incorporated	6.20	11-15-2040	250,000	314,355
Prudential Financial Incorporated	6.63	12-1-2037	65,000	85,031
Prudential Financial Incorporated	7.38	6-15-2019	355,000	408,441
Prudential Financial Incorporated ±	8.88	6-15-2068	200,000	222,520
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	597,329
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	208,246
Reinsurance Group of America Incorporated	4.70	9-15-2023	300,000	325,363
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	65,654
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	394,598
StanCorp Financial Group Incorporated	5.00	8-15-2022	100,000	106,878
Torchmark Corporation	3.80	9-15-2022	350,000	358,572
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	139,548
Travelers Companies Incorporated	5.35	11-1-2040	350,000	456,113
Travelers Companies Incorporated	5.75	12-15-2017	250,000	264,094
Travelers Companies Incorporated	5.90	6-2-2019	500,000	556,753
Travelers Companies Incorporated	6.25	6-15-2037	365,000	512,308
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	826,015
Unum Group	4.00	3-15-2024	500,000	517,080
WR Berkley Corporation	5.38	9-15-2020	200,000	218,312
WR Berkley Corporation	6.25	2-15-2037	100,000	124,975
XL Capital Limited	6.25	5-15-2027	100,000	120,573
XL Capital Limited	6.38	11-15-2024	100,000	120,079

				45,594,954

Real Estate Management & Development: 0.01%
CubeSmart LP	4.38	12-15-2023	250,000	272,534
Jones Lang LaSalle Incorporated	4.40	11-15-2022	100,000	107,102
Regency Centers LP	4.80	4-15-2021	200,000	220,288

				599,924

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	51

Security name	Interest rate	Maturity date	Principal	Value

REITs: 0.68%
Alexandria Real Estate Equities Incorporated	2.75%	1-15-2020	$750,000	$758,270
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	750,000	793,060
American Campus Communities Incorporated	3.75	4-15-2023	100,000	104,883
American Tower Corporation	3.45	9-15-2021	500,000	524,354
American Tower Corporation	3.50	1-31-2023	150,000	156,684
American Tower Corporation	4.00	6-1-2025	500,000	534,759
American Tower Corporation	4.50	1-15-2018	500,000	519,664
American Tower Corporation	5.00	2-15-2024	350,000	400,003
American Tower Corporation	5.05	9-1-2020	500,000	554,944
American Tower Corporation	5.90	11-1-2021	565,000	658,539
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	359,897
AvalonBay Communities Incorporated	3.45	6-1-2025	200,000	210,423
AvalonBay Communities Incorporated	3.50	11-15-2024	150,000	158,223
AvalonBay Communities Incorporated	3.63	10-1-2020	200,000	212,212
AvalonBay Communities Incorporated	4.20	12-15-2023	250,000	274,922
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	114,080
Boston Properties LP	3.13	9-1-2023	150,000	155,323
Boston Properties LP	3.80	2-1-2024	300,000	322,778
Boston Properties LP	3.85	2-1-2023	400,000	430,655
Boston Properties LP	4.13	5-15-2021	300,000	327,453
Boston Properties LP	5.63	11-15-2020	500,000	569,733
Boston Properties LP	5.88	10-15-2019	500,000	556,823
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	358,129
Camden Property Trust	2.95	12-15-2022	150,000	151,175
Camden Property Trust	4.25	1-15-2024	67,000	72,459
Camden Property Trust	4.63	6-15-2021	150,000	164,178
Camden Property Trust	4.88	6-15-2023	100,000	111,664
CBL & Associates LP	4.60	10-15-2024	131,000	126,857
CBL & Associates LP	5.25	12-1-2023	67,000	68,055
Commonwealth REIT	5.88	9-15-2020	100,000	110,634
Corporate Office Properties LP	3.60	5-15-2023	100,000	99,819
Corporate Office Properties LP	3.70	6-15-2021	500,000	515,712
Crown Castle International Corporation	3.70	6-15-2026	500,000	524,099
Crown Castle International Corporation	5.25	1-15-2023	500,000	570,940
DDR Corporation	3.38	5-15-2023	250,000	252,092
DDR Corporation	3.50	1-15-2021	250,000	258,502
DDR Corporation	4.63	7-15-2022	250,000	271,531
Digital Realty Trust LP	3.63	10-1-2022	200,000	207,313
Digital Realty Trust LP	3.95	7-1-2022	200,000	211,542
Digital Realty Trust LP	5.25	3-15-2021	100,000	112,711
Digital Realty Trust LP	5.88	2-1-2020	300,000	335,763
Duke Realty LP	3.63	4-15-2023	125,000	131,910
Duke Realty LP	3.75	12-1-2024	650,000	691,517
Entertainment Properties Trust	5.75	8-15-2022	150,000	165,594
EPR Properties Company	5.25	7-15-2023	113,000	120,958
Equity One Incorporated	3.75	11-15-2022	250,000	256,060
ERP Operating LP	4.63	12-15-2021	598,000	670,122
Essex Portfolio LP	3.25	5-1-2023	100,000	102,562
Essex Portfolio LP	3.38	1-15-2023	500,000	517,388
Essex Portfolio LP	5.20	3-15-2021	65,000	72,755

52	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Federal Realty Investment Trust	2.75%	6-1-2023	$100,000	$102,211
Federal Realty Investment Trust	3.00	8-1-2022	100,000	103,920
Federal Realty Investment Trust	4.50	12-1-2044	250,000	288,251
HCP Incorporated	3.15	8-1-2022	100,000	100,812
HCP Incorporated	3.75	2-1-2019	100,000	103,722
HCP Incorporated	3.88	8-15-2024	1,000,000	1,023,223
HCP Incorporated	4.00	6-1-2025	425,000	437,332
HCP Incorporated	4.20	3-1-2024	200,000	209,148
HCP Incorporated	4.25	11-15-2023	279,000	293,972
HCP Incorporated	5.38	2-1-2021	65,000	72,905
HCP Incorporated	6.70	1-30-2018	500,000	534,607
HCP Incorporated	6.75	2-1-2041	65,000	82,152
Health Care REIT Incorporated	4.00	6-1-2025	300,000	320,960
Health Care REIT Incorporated	4.13	4-1-2019	250,000	263,391
Health Care REIT Incorporated	4.50	1-15-2024	200,000	219,211
Health Care REIT Incorporated	4.70	9-15-2017	500,000	516,461
Health Care REIT Incorporated	4.95	1-15-2021	250,000	275,007
Health Care REIT Incorporated	5.25	1-15-2022	100,000	113,193
Health Care REIT Incorporated	5.75	1-15-2021	250,000	281,828
Health Care REIT Incorporated	6.13	4-15-2020	250,000	283,612
Health Care REIT Incorporated	6.50	3-15-2041	200,000	262,644
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	128,059
Highwoods Realty LP	3.20	6-15-2021	500,000	506,520
Hospitality Properties Trust	4.65	3-15-2024	500,000	512,643
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	101,600
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	269,116
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	567,391
Kilroy Realty Corporation	3.80	1-15-2023	250,000	260,095
Kilroy Realty Corporation	4.80	7-15-2018	150,000	157,043
Kimco Realty Corporation	6.88	10-1-2019	100,000	114,841
Liberty Property LP	4.40	2-15-2024	156,000	168,709
Liberty Property LP	4.75	10-1-2020	250,000	270,777
Liberty Property LP	6.63	10-1-2017	150,000	157,440
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	100,418
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	93,094
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	168,491
Mid-America Apartments LP	4.30	10-15-2023	50,000	54,196
National Retail Properties Incorporated	3.30	4-15-2023	100,000	102,366
National Retail Properties Incorporated	3.80	10-15-2022	100,000	106,328
National Retail Properties Incorporated	3.90	6-15-2024	1,000,000	1,060,909
National Retail Properties Incorporated	6.88	10-15-2017	100,000	105,408
ProLogis Trust	3.35	2-1-2021	400,000	422,428
ProLogis Trust	4.25	8-15-2023	1,000,000	1,108,678
Realty Income Corporation	2.00	1-31-2018	150,000	150,929
Realty Income Corporation	3.88	7-15-2024	500,000	529,914
Realty Income Corporation	4.65	8-1-2023	300,000	332,183
Realty Income Corporation	5.75	1-15-2021	300,000	342,789
Retail Opportunity Investments Corporation	5.00	12-15-2023	50,000	53,573
Simon Property Group LP	2.15	9-15-2017	500,000	503,842
Simon Property Group LP	2.20	2-1-2019	500,000	509,633

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	53

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Simon Property Group LP	3.38%	3-15-2022	$500,000	$532,568
Simon Property Group LP	3.75	2-1-2024	250,000	272,922
Simon Property Group LP	4.13	12-1-2021	300,000	331,516
Simon Property Group LP	4.38	3-1-2021	500,000	553,241
Simon Property Group LP	4.75	3-15-2042	250,000	303,718
Simon Property Group LP	5.65	2-1-2020	200,000	224,735
Simon Property Group LP	6.75	2-1-2040	350,000	524,023
Simon Property Group LP	10.35	4-1-2019	600,000	722,277
UDR Incorporated	3.70	10-1-2020	250,000	263,221
UDR Incorporated	4.25	6-1-2018	150,000	156,599
UDR Incorporated	4.63	1-10-2022	100,000	110,270
Ventas Realty LP	2.70	4-1-2020	200,000	204,395
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,077,400
Ventas Realty LP	4.75	6-1-2021	150,000	166,881
Ventas Realty LP	5.70	9-30-2043	250,000	306,881
Vornado Realty LP	2.50	6-30-2019	500,000	506,002
Washington REIT	3.95	10-15-2022	150,000	152,373
Weingarten Realty Investors	3.38	10-15-2022	150,000	153,349
Weingarten Realty Investors	3.50	4-15-2023	125,000	128,084
Weyerhaeuser Company	4.63	9-15-2023	300,000	334,264
Weyerhaeuser Company	6.88	12-15-2033	150,000	191,685
Weyerhaeuser Company	7.38	10-1-2019	100,000	114,289
Weyerhaeuser Company	7.38	3-15-2032	700,000	952,594
WP Carey Incorporated	4.60	4-1-2024	500,000	522,984

				39,603,969

Thrifts & Mortgage Finance: 0.00%
People’s United Financial Incorporated	3.65	12-6-2022	150,000	152,361

Health Care: 2.27%

Biotechnology: 0.61%
AbbVie Incorporated	1.75	11-6-2017	1,500,000	1,506,771
AbbVie Incorporated	2.00	11-6-2018	300,000	302,980
AbbVie Incorporated	2.30	5-14-2021	500,000	505,199
AbbVie Incorporated	2.50	5-14-2020	2,000,000	2,045,756
AbbVie Incorporated	2.90	11-6-2022	1,000,000	1,030,004
AbbVie Incorporated	3.20	5-14-2026	600,000	614,251
AbbVie Incorporated	3.60	5-14-2025	1,500,000	1,586,184
AbbVie Incorporated	4.30	5-14-2036	350,000	369,865
AbbVie Incorporated	4.40	11-6-2042	500,000	532,840
AbbVie Incorporated	4.45	5-14-2046	600,000	642,203
AbbVie Incorporated	4.50	5-14-2035	1,000,000	1,084,344
AbbVie Incorporated	4.70	5-14-2045	1,000,000	1,113,267
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,074,447
Amgen Incorporated	3.63	5-22-2024	500,000	539,183
Amgen Incorporated	3.88	11-15-2021	2,000,000	2,176,042
Amgen Incorporated	4.10	6-15-2021	100,000	109,588
Amgen Incorporated	4.50	3-15-2020	65,000	71,151
Amgen Incorporated	4.95	10-1-2041	500,000	570,179
Amgen Incorporated	5.15	11-15-2041	350,000	401,925

54	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Biotechnology (continued)
Amgen Incorporated	5.38%	5-15-2043	$500,000	$612,659
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,360,280
Amgen Incorporated	5.75	3-15-2040	80,000	100,389
Amgen Incorporated	6.15	6-1-2018	250,000	270,481
Amgen Incorporated	6.38	6-1-2037	500,000	656,902
Amgen Incorporated	6.40	2-1-2039	250,000	329,962
Baxalta Incorporated	2.88	6-23-2020	400,000	406,475
Baxalta Incorporated	3.60	6-23-2022	200,000	205,855
Baxalta Incorporated	4.00	6-23-2025	650,000	694,554
Baxalta Incorporated	5.25	6-23-2045	400,000	469,816
Biogen Incorporated	3.63	9-15-2022	1,000,000	1,069,616
Biogen Incorporated	5.20	9-15-2045	600,000	723,981
Biogen Incorporated	6.88	3-1-2018	500,000	540,049
Celgene Corporation	2.30	8-15-2018	286,000	290,325
Celgene Corporation	2.88	8-15-2020	1,000,000	1,037,836
Celgene Corporation	3.25	8-15-2022	500,000	521,517
Celgene Corporation	3.63	5-15-2024	500,000	529,483
Celgene Corporation	3.88	8-15-2025	250,000	270,012
Celgene Corporation	3.95	10-15-2020	200,000	215,598
Celgene Corporation	4.00	8-15-2023	250,000	271,804
Celgene Corporation	4.63	5-15-2044	750,000	811,597
Celgene Corporation	5.00	8-15-2045	500,000	576,998
Celgene Corporation	5.25	8-15-2043	150,000	173,982
Genzyme Corporation	5.00	6-15-2020	200,000	224,916
Gilead Sciences Incorporated	2.05	4-1-2019	500,000	510,079
Gilead Sciences Incorporated	2.55	9-1-2020	750,000	778,406
Gilead Sciences Incorporated	3.50	2-1-2025	500,000	537,378
Gilead Sciences Incorporated	3.65	3-1-2026	500,000	542,092
Gilead Sciences Incorporated	3.70	4-1-2024	500,000	541,451
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	898,158
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	558,545
Gilead Sciences Incorporated	4.50	2-1-2045	1,000,000	1,118,550
Gilead Sciences Incorporated	4.75	3-1-2046	500,000	581,754
Gilead Sciences Incorporated	4.80	4-1-2044	500,000	578,144
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	506,778

				35,792,601

Health Care Equipment & Supplies: 0.37%
Becton Dickinson & Company	1.80	12-15-2017	500,000	502,914
Becton Dickinson & Company	2.68	12-15-2019	500,000	517,528
Becton Dickinson & Company	3.13	11-8-2021	300,000	316,123
Becton Dickinson & Company	3.25	11-12-2020	350,000	367,406
Becton Dickinson & Company	3.73	12-15-2024	750,000	814,958
Becton Dickinson & Company	4.69	12-15-2044	500,000	580,418
Becton Dickinson & Company	6.00	5-15-2039	200,000	258,186
Becton Dickinson & Company	6.38	8-1-2019	500,000	566,592
Boston Scientific Corporation	3.85	5-15-2025	1,000,000	1,071,441
Boston Scientific Corporation	6.00	1-15-2020	350,000	395,322
Boston Scientific Corporation	7.38	1-15-2040	300,000	415,168
C.R. Bard Incorporated	1.38	1-15-2018	100,000	100,161

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	55

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies (continued)
C.R. Bard Incorporated	4.40%	1-15-2021	$168,000	$184,617
Edwards Lifesciences Corporation	2.88	10-15-2018	150,000	153,536
Medtronic Incorporated	1.38	4-1-2018	400,000	401,410
Medtronic Incorporated	2.75	4-1-2023	1,000,000	1,038,870
Medtronic Incorporated	3.15	3-15-2022	2,000,000	2,123,802
Medtronic Incorporated	3.50	3-15-2025	1,200,000	1,300,513
Medtronic Incorporated	4.38	3-15-2035	700,000	804,192
Medtronic Incorporated	4.45	3-15-2020	400,000	438,158
Medtronic Incorporated	4.50	3-15-2042	200,000	234,279
Medtronic Incorporated	4.63	3-15-2044	250,000	296,410
Medtronic Incorporated	4.63	3-15-2045	1,250,000	1,501,655
Medtronic Incorporated	5.55	3-15-2040	300,000	387,276
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	515,462
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	322,813
Stryker Corporation	1.30	4-1-2018	225,000	225,097
Stryker Corporation	3.50	3-15-2026	1,000,000	1,062,279
Stryker Corporation	4.10	4-1-2043	250,000	261,555
Stryker Corporation	4.38	1-15-2020	150,000	163,339
Stryker Corporation	4.63	3-15-2046	500,000	569,894
Zimmer Holdings Incorporated	2.70	4-1-2020	1,250,000	1,278,933
Zimmer Holdings Incorporated	3.55	4-1-2025	1,000,000	1,041,206
Zimmer Holdings Incorporated	4.45	8-15-2045	500,000	526,738
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	269,720
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	307,511

				21,315,482

Health Care Providers & Services: 0.61%
Aetna Incorporated	1.90	6-7-2019	400,000	403,525
Aetna Incorporated	2.20	3-15-2019	500,000	507,783
Aetna Incorporated	2.40	6-15-2021	400,000	405,840
Aetna Incorporated	2.75	11-15-2022	300,000	304,408
Aetna Incorporated	3.20	6-15-2026	750,000	763,725
Aetna Incorporated	3.95	9-1-2020	200,000	215,240
Aetna Incorporated	4.13	6-1-2021	200,000	215,976
Aetna Incorporated	4.13	11-15-2042	250,000	262,245
Aetna Incorporated	4.38	6-15-2046	500,000	519,879
Aetna Incorporated	6.63	6-15-2036	650,000	896,847
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	320,265
Amerisourcebergen Corporation	4.25	3-1-2045	250,000	276,748
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	273,441
Cardinal Health Incorporated	1.70	3-15-2018	157,000	157,738
Cardinal Health Incorporated	3.20	6-15-2022	250,000	261,826
Cardinal Health Incorporated	3.20	3-15-2023	225,000	235,010
Cardinal Health Incorporated	3.50	11-15-2024	500,000	533,832
Catholic Health Initiatives	4.35	11-1-2042	250,000	248,889
CIGNA Corporation	4.00	2-15-2022	250,000	270,021
CIGNA Corporation	4.38	12-15-2020	500,000	543,434
CIGNA Corporation	4.50	3-15-2021	100,000	109,338
CIGNA Corporation	5.13	6-15-2020	215,000	238,031
CIGNA Corporation	5.38	2-15-2042	350,000	429,928

56	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
CIGNA Corporation	5.88%	3-15-2041	$330,000	$418,808
CIGNA Corporation	6.15	11-15-2036	50,000	64,144
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	659,512
Dignity Health	2.64	11-1-2019	500,000	511,028
Express Scripts Holding Company	3.50	6-15-2024	600,000	623,093
Express Scripts Holding Company	3.90	2-15-2022	500,000	538,700
Express Scripts Holding Company	4.75	11-15-2021	750,000	843,343
Express Scripts Holding Company	6.13	11-15-2041	250,000	314,708
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	520,247
Humana Incorporated	3.15	12-1-2022	300,000	311,884
Humana Incorporated	3.85	10-1-2024	500,000	537,005
Humana Incorporated	4.95	10-1-2044	500,000	562,711
Humana Incorporated	7.20	6-15-2018	500,000	548,764
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	311,620
Laboratory Corporation of America Holdings	3.60	2-1-2025	500,000	524,802
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	59,339
Laboratory Corporation of America Holdings	4.00	11-1-2023	150,000	161,062
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	546,546
Laboratory Corporation of America Holdings	4.70	2-1-2045	500,000	549,673
Mayo Clinic Rochester	4.00	11-15-2047	100,000	109,998
McKesson Corporation	1.40	3-15-2018	250,000	250,125
McKesson Corporation	2.28	3-15-2019	500,000	509,672
McKesson Corporation	2.85	3-15-2023	200,000	204,541
McKesson Corporation	4.88	3-15-2044	500,000	597,514
McKesson Corporation	6.00	3-1-2041	250,000	327,116
McKesson Corporation	7.50	2-15-2019	500,000	569,367
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	538,758
Medco Health Solutions Incorporated	7.13	3-15-2018	1,000,000	1,082,105
Novant Health Incorporated	4.37	11-1-2043	100,000	115,486
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	175,729
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	643,665
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	251,482
UnitedHealth Group Incorporated	2.70	7-15-2020	1,600,000	1,668,222
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	1,046,290
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	522,453
UnitedHealth Group Incorporated	3.75	7-15-2025	1,000,000	1,107,593
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	546,481
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	284,190
UnitedHealth Group Incorporated	4.75	7-15-2045	500,000	619,472
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	334,219
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	697,958
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,068,225
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	217,314
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	745,128
WellPoint Incorporated	1.88	1-15-2018	500,000	502,763
WellPoint Incorporated	2.25	8-15-2019	400,000	406,219
WellPoint Incorporated	2.30	7-15-2018	150,000	152,193
WellPoint Incorporated	3.13	5-15-2022	500,000	519,265
WellPoint Incorporated	3.30	1-15-2023	250,000	261,658
WellPoint Incorporated	4.65	1-15-2043	450,000	502,776

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	57

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
WellPoint Incorporated	4.65%	8-15-2044	$500,000	$554,558
WellPoint Incorporated	5.85	1-15-2036	725,000	911,141
WellPoint Incorporated	7.00	2-15-2019	500,000	561,866

				35,606,500

Life Sciences Tools & Services: 0.05%
Life Technologies Corporation	5.00	1-15-2021	150,000	165,260
Life Technologies Corporation	6.00	3-1-2020	250,000	279,799
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	400,000	407,515
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	513,784
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	300,000	314,900
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	425,198
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	400,000	438,404
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	200,000	243,329

				2,788,189

Pharmaceuticals: 0.63%
Abbott Laboratories	2.95	3-15-2025	1,250,000	1,287,681
Abbott Laboratories	4.13	5-27-2020	250,000	272,528
Abbott Laboratories	5.13	4-1-2019	139,000	151,825
Abbott Laboratories	5.30	5-27-2040	250,000	301,154
Abbott Laboratories	6.00	4-1-2039	150,000	193,885
Abbott Laboratories	6.15	11-30-2037	237,000	312,950
Allergan Incorporated	1.35	3-15-2018	50,000	49,803
Allergan Incorporated	2.80	3-15-2023	225,000	224,478
Allergan Incorporated	3.38	9-15-2020	500,000	524,423
Bristol-Myers Squibb Company	1.75	3-1-2019	250,000	253,595
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	252,285
Bristol-Myers Squibb Company	3.25	11-1-2023	156,000	170,623
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	256,486
Bristol-Myers Squibb Company	4.50	3-1-2044	605,000	761,477
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	793,740
Eli Lilly & Company	2.75	6-1-2025	100,000	106,411
Eli Lilly & Company	3.70	3-1-2045	500,000	544,310
Eli Lilly & Company	5.50	3-15-2027	400,000	514,681
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	209,989
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	380,267
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,771,744
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	650,000	947,606
Johnson & Johnson	1.13	11-21-2017	350,000	350,899
Johnson & Johnson	1.13	3-1-2019	1,000,000	1,000,654
Johnson & Johnson	2.45	3-1-2026	750,000	774,335
Johnson & Johnson	3.70	3-1-2046	750,000	865,609
Johnson & Johnson	4.38	12-5-2033	583,000	711,381
Johnson & Johnson	4.50	9-1-2040	300,000	383,966
Johnson & Johnson	4.85	5-15-2041	200,000	266,231
Johnson & Johnson	4.95	5-15-2033	180,000	233,877
Johnson & Johnson	5.15	7-15-2018	500,000	539,167
Johnson & Johnson	5.85	7-15-2038	500,000	737,531
Johnson & Johnson	6.73	11-15-2023	300,000	400,088

58	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Merck & Company Incorporated	1.30%	5-18-2018	$333,000	$334,903
Merck & Company Incorporated	2.40	9-15-2022	500,000	515,963
Merck & Company Incorporated	2.75	2-10-2025	1,100,000	1,149,047
Merck & Company Incorporated	2.80	5-18-2023	650,000	684,260
Merck & Company Incorporated	3.60	9-15-2042	250,000	264,451
Merck & Company Incorporated	3.70	2-10-2045	1,000,000	1,071,979
Merck & Company Incorporated	3.88	1-15-2021	350,000	383,359
Merck & Company Incorporated	4.15	5-18-2043	500,000	572,225
Merck & Company Incorporated	5.00	6-30-2019	250,000	275,975
Merck & Company Incorporated	5.85	6-30-2039	75,000	101,661
Mylan Incorporated	2.55	3-28-2019	112,000	113,376
Mylan Incorporated	2.60	6-24-2018	1,000,000	1,014,275
Mylan Incorporated	5.40	11-29-2043	33,000	37,037
Novartis Capital Corporation	2.40	9-21-2022	500,000	520,102
Novartis Capital Corporation	3.40	5-6-2024	1,500,000	1,648,569
Novartis Capital Corporation	3.70	9-21-2042	250,000	269,054
Novartis Capital Corporation	4.40	4-24-2020	500,000	552,666
Pfizer Incorporated	1.50	6-15-2018	500,000	504,193
Pfizer Incorporated	3.40	5-15-2024	500,000	547,441
Pfizer Incorporated	4.30	6-15-2043	300,000	341,634
Pfizer Incorporated	6.00	2-15-2036	625,000	840,245
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,237,006
Pfizer Incorporated	6.50	2-1-2034	500,000	689,478
Pfizer Incorporated	7.20	3-15-2039	750,000	1,150,880
Pharmacia Corporation	6.60	12-1-2028	500,000	689,040
Schering-Plough Corporation	6.50	12-1-2033	250,000	353,915
Schering-Plough Corporation	6.55	9-15-2037	200,000	287,199
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	252,668
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	513,396
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	502,217
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	541,927
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	145,831
Zoetis Incorporated	3.25	2-1-2023	600,000	617,228
Zoetis Incorporated	4.70	2-1-2043	500,000	533,571

				36,802,450

Industrials: 1.52%

Aerospace & Defense: 0.43%
Boeing Company	0.95	5-15-2018	150,000	149,784
Boeing Company	4.88	2-15-2020	140,000	156,779
Boeing Company	5.88	2-15-2040	30,000	41,697
Boeing Company	6.00	3-15-2019	300,000	334,874
Boeing Company	6.13	2-15-2033	180,000	247,141
Boeing Company	6.88	3-15-2039	800,000	1,213,443
General Dynamics Corporation	1.00	11-15-2017	500,000	499,733
General Dynamics Corporation	2.25	11-15-2022	500,000	512,261
General Dynamics Corporation	3.88	7-15-2021	200,000	219,799
Honeywell International Incorporated	3.35	12-1-2023	200,000	216,278
Honeywell International Incorporated	4.25	3-1-2021	50,000	55,828
Honeywell International Incorporated	5.00	2-15-2019	750,000	817,877

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	59

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Honeywell International Incorporated	5.30%	3-1-2018	$100,000	$106,154
Honeywell International Incorporated	5.38	3-1-2041	365,000	490,720
Honeywell International Incorporated	5.70	3-15-2037	250,000	338,001
L-3 Communications Corporation	4.95	2-15-2021	500,000	551,693
L-3 Communications Corporation	5.20	10-15-2019	500,000	549,419
Lockheed Martin Corporation	3.35	9-15-2021	250,000	267,175
Lockheed Martin Corporation	3.55	1-15-2026	1,000,000	1,085,837
Lockheed Martin Corporation	3.80	3-1-2045	500,000	519,496
Lockheed Martin Corporation	4.07	12-15-2042	1,042,000	1,126,457
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,086,272
Lockheed Martin Corporation	4.70	5-15-2046	500,000	598,721
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	237,632
Northrop Grumman Corporation	1.75	6-1-2018	300,000	302,520
Northrop Grumman Corporation	3.25	8-1-2023	350,000	374,621
Northrop Grumman Corporation	3.50	3-15-2021	300,000	321,021
Northrop Grumman Corporation	4.75	6-1-2043	500,000	607,838
Northrop Grumman Corporation	5.05	8-1-2019	85,000	93,167
Northrop Grumman Corporation	5.05	11-15-2040	100,000	122,348
Northrop Grumman Corporation	7.75	2-15-2031	300,000	447,658
Precision Castparts Corporation	1.25	1-15-2018	500,000	501,252
Precision Castparts Corporation	2.50	1-15-2023	250,000	259,068
Precision Castparts Corporation	3.25	6-15-2025	300,000	322,913
Precision Castparts Corporation	3.90	1-15-2043	200,000	223,330
Raytheon Company	2.50	12-15-2022	350,000	363,869
Raytheon Company	4.40	2-15-2020	600,000	659,348
Raytheon Company	4.70	12-15-2041	500,000	618,273
Raytheon Company	7.20	8-15-2027	120,000	169,786
Rockwell Collins Incorporated	3.70	12-15-2023	350,000	380,906
Rockwell Collins Incorporated	4.80	12-15-2043	250,000	303,660
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	55,514
Textron Incorporated	3.65	3-1-2021	150,000	157,828
Textron Incorporated	4.30	3-1-2024	200,000	215,456
Textron Incorporated	7.25	10-1-2019	350,000	402,091
United Technologies Corporation	3.10	6-1-2022	839,000	899,320
United Technologies Corporation	4.50	4-15-2020	500,000	555,906
United Technologies Corporation	4.50	6-1-2042	1,033,000	1,224,455
United Technologies Corporation	5.38	12-15-2017	500,000	527,531
United Technologies Corporation	5.70	4-15-2040	500,000	678,613
United Technologies Corporation	6.05	6-1-2036	400,000	543,017
United Technologies Corporation	6.13	2-1-2019	565,000	629,907
United Technologies Corporation	6.13	7-15-2038	500,000	691,680
United Technologies Corporation	7.50	9-15-2029	430,000	635,584

				24,711,551

Air Freight & Logistics: 0.11%
FedEx Corporation	2.63	8-1-2022	482,000	495,779
FedEx Corporation	3.88	8-1-2042	200,000	201,868
FedEx Corporation	4.00	1-15-2024	290,000	321,580
FedEx Corporation	4.55	4-1-2046	500,000	555,364
FedEx Corporation	4.90	1-15-2034	250,000	288,864

60	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Air Freight & Logistics (continued)
FedEx Corporation	5.10%	1-15-2044	$300,000	$355,546
FedEx Corporation	8.00	1-15-2019	400,000	460,190
United Parcel Service Incorporated	1.13	10-1-2017	250,000	250,533
United Parcel Service Incorporated	2.45	10-1-2022	400,000	417,528
United Parcel Service Incorporated	3.13	1-15-2021	900,000	960,839
United Parcel Service Incorporated	5.13	4-1-2019	500,000	549,824
United Parcel Service Incorporated	5.50	1-15-2018	100,000	106,124
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,162,816

				6,126,855

Airlines: 0.05%
American Airlines	4.00	1-15-2027	510,293	546,014
American Airlines	4.95	7-15-2024	519,424	568,120
Continental Airlines Incorporated Series A	4.75	7-12-2022	346,452	373,302
Continental Airlines Incorporated Series A	7.25	5-10-2021	138,475	158,554
Delta Air Lines Incorporated	4.95	11-23-2020	106,633	112,498
Delta Air Lines Incorporated	6.82	2-10-2024	60,651	71,417
Hawaiian Airlines Incorporated	3.90	7-15-2027	34,691	34,951
United Airlines Incorporated	4.00	10-11-2027	471,365	504,360
United Airlines Incorporated	4.30	2-15-2027	300,418	329,709
US Airways Group Incorporated	3.95	5-15-2027	130,731	139,229
US Airways Group Incorporated	4.63	12-3-2026	199,066	217,977

				3,056,131

Building Products: 0.00%
Owens Corning Incorporated	4.20	12-15-2022	213,000	227,188

Commercial Services & Supplies: 0.11%
Avery Dennison Corporation	5.38	4-15-2020	350,000	382,510
Black & Decker Corporation	3.40	12-1-2021	400,000	427,514
Cintas Corporation No. 2	3.25	6-1-2022	100,000	106,777
Cintas Corporation No. 2	4.30	6-1-2021	60,000	66,405
Cintas Corporation No. 2	6.13	12-1-2017	200,000	211,772
Cintas Corporation No. 2	6.15	8-15-2036	50,000	64,829
Cooper US Incorporated	3.88	12-15-2020	200,000	214,291
CRH America Incorporated	8.13	7-15-2018	200,000	221,589
Equifax Incorporated	3.30	12-15-2022	231,000	241,706
Equifax Incorporated	7.00	7-1-2037	50,000	65,896
Pitney Bowes Incorporated	4.63	3-15-2024	500,000	525,050
Pitney Bowes Incorporated	5.75	9-15-2017	16,000	16,689
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,072,224
Republic Services Incorporated	3.80	5-15-2018	100,000	104,071
Republic Services Incorporated	4.75	5-15-2023	300,000	338,279
Republic Services Incorporated	5.25	11-15-2021	50,000	57,646
Republic Services Incorporated	5.50	9-15-2019	125,000	138,846
Waste Management Incorporated	3.13	3-1-2025	600,000	631,732
Waste Management Incorporated	4.10	3-1-2045	500,000	568,766
Waste Management Incorporated	4.60	3-1-2021	200,000	222,000
Waste Management Incorporated	4.75	6-30-2020	500,000	555,282
Waste Management Incorporated	6.10	3-15-2018	326,000	350,547

				6,584,421

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	61

Security name	Interest rate	Maturity date	Principal	Value

Electrical Equipment: 0.09%
Eaton Corporation	1.50%	11-2-2017	$500,000	$501,731
Eaton Corporation	2.75	11-2-2022	1,000,000	1,032,048
Eaton Corporation	4.15	11-2-2042	500,000	548,685
Eaton Corporation	6.95	3-20-2019	200,000	225,576
Emerson Electric Company	3.15	6-1-2025	300,000	318,156
Emerson Electric Company	4.25	11-15-2020	200,000	220,161
Emerson Electric Company	4.88	10-15-2019	200,000	221,062
Emerson Electric Company	5.25	10-15-2018	50,000	54,205
Emerson Electric Company	5.25	11-15-2039	500,000	635,633
Emerson Electric Company	5.38	10-15-2017	200,000	208,729
Emerson Electric Company	6.13	4-15-2039	100,000	140,964
Hubbell Incorporated	3.63	11-15-2022	200,000	213,739
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	416,324
Roper Industries Incorporated	2.05	10-1-2018	500,000	505,739
Roper Industries Incorporated	6.25	9-1-2019	200,000	224,753

				5,467,505

Industrial Conglomerates: 0.10%
3M Company	2.00	6-26-2022	725,000	738,265
3M Company	5.70	3-15-2037	325,000	446,597
GATX Corporation	2.50	3-15-2019	167,000	167,532
GATX Corporation	4.85	6-1-2021	100,000	108,257
General Electric Company	2.70	10-9-2022	1,000,000	1,044,323
General Electric Company	4.13	10-9-2042	750,000	844,465
General Electric Company	4.50	3-11-2044	1,000,000	1,186,096
General Electric Company	5.25	12-6-2017	1,100,000	1,157,208

				5,692,743

Machinery: 0.22%
Caterpillar Incorporated	3.80	8-15-2042	150,000	157,469
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,099,233
Caterpillar Incorporated	4.30	5-15-2044	500,000	565,209
Caterpillar Incorporated	5.20	5-27-2041	555,000	694,249
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,205,483
Crane Company	2.75	12-15-2018	150,000	153,806
Cummins Incorporated	3.65	10-1-2023	167,000	180,827
Cummins Incorporated	4.88	10-1-2043	86,000	104,462
Deere & Company	2.60	6-8-2022	500,000	517,831
Deere & Company	3.90	6-9-2042	500,000	555,450
Deere & Company	4.38	10-16-2019	1,400,000	1,529,905
Deere & Company	5.38	10-16-2029	300,000	385,038
Dover Corporation	4.30	3-1-2021	500,000	547,573
Dover Corporation	5.38	10-15-2035	200,000	249,976
Dover Corporation	5.45	3-15-2018	100,000	106,422
Dover Corporation	6.60	3-15-2038	60,000	87,042
Flowserve Corporation	4.00	11-15-2023	107,000	112,164
IDEX Corporation	4.50	12-15-2020	100,000	107,145
Illinois Tool Works Incorporated	1.95	3-1-2019	500,000	508,859
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	129,198

62	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Machinery (continued)
Illinois Tool Works Incorporated	3.90%	9-1-2042	$306,000	$343,089
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	369,212
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	173,834
Ingersoll-Rand Global Holding Company Limited	4.25	6-15-2023	1,000,000	1,099,900
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	276,381
Kennametal Incorporated	2.65	11-1-2019	150,000	150,790
Kennametal Incorporated	3.88	2-15-2022	98,000	100,024
Parker Hannifin Corporation	3.50	9-15-2022	100,000	108,427
Parker Hannifin Corporation	5.50	5-15-2018	135,000	144,841
Parker Hannifin Corporation	6.25	5-15-2038	60,000	86,209
Snap-on Incorporated	6.13	9-1-2021	150,000	180,435
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	367,473
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	100,000	107,150
Wabtec Corporation	4.38	8-15-2023	100,000	110,172

				12,615,278

Professional Services: 0.02%
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	257,306
Verisk Analytics Incorporated	4.00	6-15-2025	600,000	636,561
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	266,608

				1,160,475

Road & Rail: 0.33%
BNSF Railway Company	5.75	5-1-2040	550,000	737,658
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	317,109
Burlington Northern Santa Fe LLC	3.05	3-15-2022	500,000	529,437
Burlington Northern Santa Fe LLC	3.40	9-1-2024	300,000	325,044
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	215,408
Burlington Northern Santa Fe LLC	3.75	4-1-2024	500,000	552,795
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	1,147,336
Burlington Northern Santa Fe LLC	4.45	3-15-2043	300,000	349,871
Burlington Northern Santa Fe LLC	4.55	9-1-2044	300,000	354,572
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	137,701
Burlington Northern Santa Fe LLC	4.90	4-1-2044	500,000	617,139
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	246,397
Burlington Northern Santa Fe LLC	5.05	3-1-2041	250,000	308,407
Burlington Northern Santa Fe LLC	5.15	9-1-2043	300,000	379,034
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	889,004
CSX Corporation	3.40	8-1-2024	397,000	424,973
CSX Corporation	3.70	10-30-2020	250,000	267,200
CSX Corporation	4.10	3-15-2044	400,000	435,121
CSX Corporation	4.25	6-1-2021	200,000	220,165
CSX Corporation	4.50	8-1-2054	500,000	549,302
CSX Corporation	4.75	5-30-2042	230,000	265,567
CSX Corporation	6.00	10-1-2036	300,000	389,650
CSX Corporation	6.15	5-1-2037	320,000	425,842
CSX Corporation	6.22	4-30-2040	200,000	271,629
CSX Corporation	7.38	2-1-2019	500,000	568,463
Kansas City Southern	3.00	5-15-2023	73,000	74,366

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	63

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Kansas City Southern	4.30%	5-15-2043	$200,000	$212,334
Norfolk Southern Corporation	2.90	2-15-2023	886,000	917,714
Norfolk Southern Corporation	3.00	4-1-2022	500,000	522,948
Norfolk Southern Corporation	3.85	1-15-2024	200,000	218,622
Norfolk Southern Corporation	3.95	10-1-2042	120,000	127,024
Norfolk Southern Corporation	4.84	10-1-2041	685,000	809,278
Norfolk Southern Corporation	5.59	5-17-2025	53,000	64,118
Norfolk Southern Corporation	5.75	4-1-2018	500,000	534,664
Norfolk Southern Corporation	5.90	6-15-2019	65,000	72,480
Norfolk Southern Corporation	6.00	5-23-2111	500,000	619,791
Ryder System Incorporated	2.45	11-15-2018	350,000	355,063
Ryder System Incorporated	2.50	5-11-2020	200,000	201,422
Union Pacific Corporation	2.25	2-15-2019	200,000	204,425
Union Pacific Corporation	3.25	1-15-2025	250,000	268,052
Union Pacific Corporation	3.75	3-15-2024	200,000	220,483
Union Pacific Corporation	4.00	2-1-2021	500,000	546,667
Union Pacific Corporation	4.15	1-15-2045	250,000	281,731
Union Pacific Corporation	4.16	7-15-2022	437,000	491,913
Union Pacific Corporation	4.30	6-15-2042	250,000	285,683
Union Pacific Corporation	4.82	2-1-2044	947,000	1,160,789
Union Pacific Corporation	4.85	6-15-2044	200,000	247,084

				19,361,475

Trading Companies & Distributors: 0.06%
Air Lease Corporation	2.13	1-15-2018	500,000	500,490
Air Lease Corporation	3.38	1-15-2019	1,250,000	1,287,013
International Lease Finance Corporation 144A	7.13	9-1-2018	1,000,000	1,100,090
W.W. Grainger Incorporated	4.60	6-15-2045	400,000	478,473

				3,366,066

Information Technology: 1.71%

Communications Equipment: 0.21%
Cisco Systems Incorporated	1.60	2-28-2019	750,000	758,543
Cisco Systems Incorporated	2.20	2-28-2021	1,000,000	1,026,153
Cisco Systems Incorporated	2.45	6-15-2020	600,000	622,092
Cisco Systems Incorporated	2.90	3-4-2021	300,000	316,559
Cisco Systems Incorporated	3.00	6-15-2022	200,000	213,283
Cisco Systems Incorporated	3.63	3-4-2024	500,000	555,655
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,044,266
Cisco Systems Incorporated	4.95	2-15-2019	800,000	871,001
Cisco Systems Incorporated	5.50	1-15-2040	700,000	926,666
Cisco Systems Incorporated	5.90	2-15-2039	800,000	1,101,608
Harris Corporation	4.40	12-15-2020	300,000	325,889
Motorola Incorporated	3.50	3-1-2023	550,000	549,729
Motorola Incorporated	7.50	5-15-2025	120,000	142,615
Qualcomm Incorporated	2.25	5-20-2020	1,500,000	1,542,983
Qualcomm Incorporated	3.45	5-20-2025	1,000,000	1,079,075
Qualcomm Incorporated	4.65	5-20-2035	400,000	441,117
Qualcomm Incorporated	4.80	5-20-2045	600,000	684,079

				12,201,313

64	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electronic Equipment, Instruments & Components: 0.06%
Agilent Technologies Incorporated	3.88%	7-15-2023	$150,000	$157,538
Amphenol Corporation	2.55	1-30-2019	200,000	204,676
Amphenol Corporation	4.00	2-1-2022	300,000	320,698
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	325,327
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	110,267
Avnet Incorporated	5.88	6-15-2020	100,000	110,683
Corning Incorporated	1.45	11-15-2017	400,000	399,665
Corning Incorporated	2.90	5-15-2022	500,000	508,515
Corning Incorporated	3.70	11-15-2023	113,000	119,264
Corning Incorporated	4.25	8-15-2020	250,000	269,914
Corning Incorporated	5.75	8-15-2040	150,000	179,798
Corning Incorporated	6.63	5-15-2019	20,000	22,408
Ingram Micro Incorporated	4.95	12-15-2024	200,000	202,132
Keysight Technologies Incorporated	3.30	10-30-2019	250,000	254,562
Keysight Technologies Incorporated	4.55	10-30-2024	250,000	259,844
Tech Data Corporation	3.75	9-21-2017	100,000	102,367

				3,547,658

Internet Software & Services: 0.04%
Alphabet Incorporated	3.38	2-25-2024	125,000	137,530
Alphabet Incorporated	3.63	5-19-2021	500,000	547,715
eBay Incorporated	2.60	7-15-2022	350,000	354,419
eBay Incorporated	2.88	8-1-2021	500,000	513,866
eBay Incorporated	3.25	10-15-2020	200,000	208,806
eBay Incorporated	3.45	8-1-2024	350,000	364,396
eBay Incorporated	4.00	7-15-2042	250,000	235,327

				2,362,059

IT Services: 0.35%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	100,000	106,442
Computer Sciences Corporation	4.45	9-15-2022	200,000	211,617
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	114,694
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	137,822
Fidelity National Information Services Incorporated	3.63	10-15-2020	500,000	530,249
Fidelity National Information Services Incorporated	5.00	3-15-2022	300,000	310,289
Fidelity National Information Services Incorporated	5.00	10-15-2025	1,000,000	1,146,901
Fiserv Incorporated	2.70	6-1-2020	400,000	412,346
Fiserv Incorporated	3.50	10-1-2022	400,000	424,099
Fiserv Incorporated	3.85	6-1-2025	300,000	324,094
IBM Corporation	1.25	2-8-2018	500,000	502,170
IBM Corporation	1.63	5-15-2020	500,000	503,625
IBM Corporation	1.88	5-15-2019	500,000	508,864
IBM Corporation	1.88	8-1-2022	400,000	399,516
IBM Corporation	1.95	2-12-2019	500,000	509,282
IBM Corporation	3.38	8-1-2023	400,000	432,362
IBM Corporation	4.00	6-20-2042	500,000	533,921
IBM Corporation	5.60	11-30-2039	900,000	1,173,552
IBM Corporation	5.70	9-14-2017	1,500,000	1,572,024
IBM Corporation	5.88	11-29-2032	250,000	337,573
IBM Corporation	7.00	10-30-2025	300,000	408,157
IBM Corporation	7.63	10-15-2018	500,000	565,349
MasterCard Incorporated	3.38	4-1-2024	1,000,000	1,088,975

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	65

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
Total System Services Incorporated	2.38%	6-1-2018	$205,000	$206,438
Total System Services Incorporated	3.75	6-1-2023	150,000	155,116
Visa Incorporated	1.20	12-14-2017	500,000	501,008
Visa Incorporated	2.20	12-14-2020	1,000,000	1,028,928
Visa Incorporated	2.80	12-14-2022	1,000,000	1,049,241
Visa Incorporated	3.15	12-14-2025	1,500,000	1,601,805
Visa Incorporated	4.30	12-14-2045	1,000,000	1,183,682
Western Union Company	2.88	12-10-2017	250,000	253,378
Western Union Company	5.25	4-1-2020	80,000	87,621
Western Union Company	6.20	11-17-2036	175,000	190,413
Western Union Company	6.20	6-21-2040	200,000	213,666
Xerox Corporation	4.50	5-15-2021	1,000,000	1,044,434
Xerox Corporation	5.63	12-15-2019	200,000	216,446
Xerox Corporation	6.35	5-15-2018	150,000	159,509
Xerox Corporation	6.75	12-15-2039	100,000	102,217

				20,247,825

Semiconductors & Semiconductor Equipment: 0.19%
Altera Corporation	2.50	11-15-2018	250,000	257,327
Analog Devices Incorporated	2.88	6-1-2023	150,000	150,982
Applied Materials Incorporated	4.30	6-15-2021	300,000	333,723
Applied Materials Incorporated	5.85	6-15-2041	200,000	253,631
Intel Corporation	1.35	12-15-2017	1,150,000	1,155,067
Intel Corporation	2.70	12-15-2022	550,000	575,126
Intel Corporation	3.30	10-1-2021	847,000	913,988
Intel Corporation	3.70	7-29-2025	1,000,000	1,113,199
Intel Corporation	4.00	12-15-2032	500,000	556,275
Intel Corporation	4.25	12-15-2042	250,000	278,325
Intel Corporation	4.80	10-1-2041	643,000	768,863
Intel Corporation	4.90	7-29-2045	750,000	911,183
KLA-Tencor Corporation	4.65	11-1-2024	1,000,000	1,099,344
Lam Research Corporation	2.80	6-15-2021	500,000	512,256
Lam Research Corporation	3.90	6-15-2026	500,000	522,980
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	204,871
Texas Instruments Incorporated	1.00	5-1-2018	200,000	199,678
Texas Instruments Incorporated	1.65	8-3-2019	250,000	253,055
Texas Instruments Incorporated	2.25	5-1-2023	250,000	251,759
Xilinx Incorporated	2.13	3-15-2019	250,000	252,541
Xilinx Incorporated	3.00	3-15-2021	250,000	260,940

				10,825,113

Software: 0.43%
Adobe Systems Incorporated	4.75	2-1-2020	325,000	358,223
Autodesk Incorporated	1.95	12-15-2017	250,000	250,892
Autodesk Incorporated	3.60	12-15-2022	250,000	255,961
CA Incorporated	5.38	12-1-2019	500,000	551,107
Microsoft Corporation	1.63	12-6-2018	400,000	404,770
Microsoft Corporation	2.00	11-3-2020	700,000	713,834
Microsoft Corporation	2.70	2-12-2025	2,000,000	2,068,530

66	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Software (continued)
Microsoft Corporation	3.00%	10-1-2020	$400,000	$425,325
Microsoft Corporation	3.50	2-12-2035	1,000,000	1,035,023
Microsoft Corporation	3.63	12-15-2023	1,000,000	1,103,132
Microsoft Corporation	3.75	5-1-2043	47,000	48,976
Microsoft Corporation	3.75	2-12-2045	500,000	521,282
Microsoft Corporation	4.00	2-8-2021	500,000	554,127
Microsoft Corporation	4.00	2-12-2055	1,000,000	1,053,401
Microsoft Corporation	4.20	6-1-2019	875,000	945,631
Microsoft Corporation	4.45	11-3-2045	1,000,000	1,163,012
Microsoft Corporation	4.50	10-1-2040	500,000	581,024
Microsoft Corporation	4.88	12-15-2043	200,000	244,876
Microsoft Corporation	5.20	6-1-2039	110,000	138,233
Microsoft Corporation	5.30	2-8-2041	500,000	640,840
Oracle Corporation	1.20	10-15-2017	1,000,000	1,002,881
Oracle Corporation	2.38	1-15-2019	600,000	616,291
Oracle Corporation	2.50	10-15-2022	800,000	821,743
Oracle Corporation	2.80	7-8-2021	1,500,000	1,570,340
Oracle Corporation	2.95	5-15-2025	1,000,000	1,035,923
Oracle Corporation	3.63	7-15-2023	400,000	435,816
Oracle Corporation	3.88	7-15-2020	350,000	381,227
Oracle Corporation	3.90	5-15-2035	500,000	527,252
Oracle Corporation	4.30	7-8-2034	250,000	277,282
Oracle Corporation	4.38	5-15-2055	1,000,000	1,088,065
Oracle Corporation	4.50	7-8-2044	500,000	563,799
Oracle Corporation	5.00	7-8-2019	600,000	661,090
Oracle Corporation	5.38	7-15-2040	600,000	752,068
Oracle Corporation	5.75	4-15-2018	1,000,000	1,073,971
Oracle Corporation	6.13	7-8-2039	200,000	274,104
Oracle Corporation	6.50	4-15-2038	250,000	352,809
Symantec Corporation	3.95	6-15-2022	200,000	203,246
Symantec Corporation	4.20	9-15-2020	300,000	314,777

				25,010,883

Technology Hardware, Storage & Peripherals: 0.43%
Apple Incorporated	1.00	5-3-2018	2,300,000	2,299,094
Apple Incorporated	2.00	5-6-2020	1,000,000	1,020,765
Apple Incorporated	2.25	2-23-2021	1,000,000	1,026,178
Apple Incorporated	2.40	5-3-2023	3,150,000	3,224,302
Apple Incorporated	3.20	5-13-2025	750,000	801,377
Apple Incorporated	3.25	2-23-2026	1,750,000	1,869,175
Apple Incorporated	3.45	5-6-2024	1,000,000	1,085,874
Apple Incorporated	3.45	2-9-2045	1,000,000	983,250
Apple Incorporated	3.85	5-4-2043	1,000,000	1,037,894
Apple Incorporated	4.38	5-13-2045	500,000	560,799
Apple Incorporated	4.65	2-23-2046	1,250,000	1,460,309
EMC Corporation	1.88	6-1-2018	950,000	947,382
EMC Corporation	2.65	6-1-2020	500,000	495,941
EMC Corporation «	3.38	6-1-2023	100,000	97,847
Hewlett Packard Enterprise Company 144A	3.60	10-15-2020	3,250,000	3,395,662

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	67

Security name	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Company 144A	4.90%	10-15-2025	$1,000,000	$1,066,369
Hewlett Packard Enterprise Company 144A	6.35	10-15-2045	750,000	774,025
Hewlett-Packard Company	3.75	12-1-2020	41,000	43,440
Hewlett-Packard Company	4.05	9-15-2022	250,000	262,947
Hewlett-Packard Company	4.30	6-1-2021	500,000	539,436
Hewlett-Packard Company	4.38	9-15-2021	500,000	538,897
Hewlett-Packard Company	4.65	12-9-2021	500,000	547,001
Hewlett-Packard Company	6.00	9-15-2041	475,000	489,954
Lexmark International Incorporated	6.65	6-1-2018	250,000	265,027
NetApp Incorporated	2.00	12-15-2017	250,000	251,214
NetApp Incorporated	3.25	12-15-2022	250,000	252,568

				25,336,727

Materials: 0.61%

Chemicals: 0.37%
Air Products & Chemicals Incorporated	1.20	10-15-2017	132,000	132,394
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	266,841
Air Products & Chemicals Incorporated	3.35	7-31-2024	350,000	378,342
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	162,997
Airgas Incorporated	2.90	11-15-2022	500,000	503,600
Albemarle Corporation	4.50	12-15-2020	300,000	323,322
Albemarle Corporation	5.45	12-1-2044	200,000	236,692
Celanese U.S. Holdings LLC	4.63	11-15-2022	170,000	185,938
Celanese U.S. Holdings LLC	5.88	6-15-2021	140,000	159,687
CF Industries Incorporated	3.45	6-1-2023	437,000	436,197
CF Industries Incorporated	4.95	6-1-2043	425,000	391,940
CF Industries Incorporated	5.15	3-15-2034	500,000	495,790
CF Industries Incorporated	6.88	5-1-2018	500,000	538,306
Dow Chemical Company	3.50	10-1-2024	250,000	265,120
Dow Chemical Company	4.13	11-15-2021	500,000	546,688
Dow Chemical Company	4.25	11-15-2020	575,000	623,885
Dow Chemical Company	4.25	10-1-2034	250,000	260,277
Dow Chemical Company	4.38	11-15-2042	500,000	517,100
Dow Chemical Company	5.25	11-15-2041	250,000	286,446
Dow Chemical Company	7.38	11-1-2029	600,000	816,440
Dow Chemical Company	8.55	5-15-2019	655,000	772,676
Dow Chemical Company	9.40	5-15-2039	385,000	631,743
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	537,136
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	316,568
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	435,972
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	219,403
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	344,832
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	30,972
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	677,809
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	320,324
Eastman Chemical Company	2.70	1-15-2020	300,000	308,553
Eastman Chemical Company	3.60	8-15-2022	400,000	420,292
Eastman Chemical Company	4.50	1-15-2021	500,000	544,547
Eastman Chemical Company	4.80	9-1-2042	200,000	206,194

68	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Ecolab Incorporated	4.35%	12-8-2021	$500,000	$561,468
Ecolab Incorporated	5.50	12-8-2041	300,000	377,180
FMC Corporation	3.95	2-1-2022	125,000	130,830
FMC Corporation	4.10	2-1-2024	250,000	264,613
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	102,709
Lubrizol Corporation	8.88	2-1-2019	250,000	293,692
Monsanto Company	3.38	7-15-2024	1,000,000	1,037,654
Monsanto Company	3.60	7-15-2042	150,000	134,774
Monsanto Company	4.40	7-15-2044	600,000	624,314
Monsanto Company	4.70	7-15-2064	300,000	288,470
Monsanto Company	5.50	8-15-2025	100,000	116,635
Mosaic Company	3.75	11-15-2021	115,000	121,269
Mosaic Company	4.25	11-15-2023	425,000	453,220
Mosaic Company	5.45	11-15-2033	304,000	333,263
Mosaic Company	5.63	11-15-2043	250,000	274,219
NewMarket Corporation	4.10	12-15-2022	50,000	51,427
PPG Industries Incorporated	2.30	11-15-2019	250,000	253,888
PPG Industries Incorporated	3.60	11-15-2020	100,000	105,709
PPG Industries Incorporated	5.50	11-15-2040	150,000	186,796
Praxair Incorporated	1.25	11-7-2018	100,000	100,198
Praxair Incorporated	2.20	8-15-2022	500,000	507,587
Praxair Incorporated	2.45	2-15-2022	200,000	205,130
Praxair Incorporated	2.70	2-21-2023	150,000	154,737
Praxair Incorporated	3.55	11-7-2042	150,000	159,257
Praxair Incorporated	4.05	3-15-2021	200,000	219,924
RPM International Incorporated	6.13	10-15-2019	200,000	222,722
RPM International Incorporated	6.50	2-15-2018	250,000	266,679
Sherwin-Williams Company	1.35	12-15-2017	250,000	250,278
Sherwin-Williams Company	4.00	12-15-2042	132,000	131,337
Valspar Corporation	4.20	1-15-2022	100,000	106,291
Valspar Corporation	7.25	6-15-2019	100,000	113,298
Westlake Chemical Corporation	3.60	7-15-2022	29,000	29,389

				21,473,980

Construction Materials: 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	133,359

Containers & Packaging: 0.02%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,283
Packaging Corporation of America	3.65	9-15-2024	250,000	260,143
Packaging Corporation of America	3.90	6-15-2022	200,000	211,006
Packaging Corporation of America	4.50	11-1-2023	550,000	606,357
Sonoco Products Company	4.38	11-1-2021	100,000	106,144

				1,194,933

Metals & Mining: 0.11%
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	655,586
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	346,914
Newmont Mining Corporation	3.50	3-15-2022	600,000	623,360

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	69

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Newmont Mining Corporation	4.88%	3-15-2042	$500,000	$525,255
Newmont Mining Corporation	6.25	10-1-2039	475,000	556,617
Nucor Corporation	4.00	8-1-2023	189,000	204,076
Nucor Corporation	5.20	8-1-2043	200,000	231,016
Nucor Corporation	5.75	12-1-2017	500,000	521,742
Nucor Corporation	5.85	6-1-2018	150,000	160,451
Nucor Corporation	6.40	12-1-2037	200,000	253,094
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	154,248
Southern Copper Corporation	5.38	4-16-2020	90,000	98,361
Southern Copper Corporation	5.88	4-23-2045	500,000	507,775
Southern Copper Corporation	6.75	4-16-2040	440,000	487,154
Southern Copper Corporation	7.50	7-27-2035	600,000	706,404

				6,032,053

Paper & Forest Products: 0.11%
Domtar Corporation	4.40	4-1-2022	500,000	527,649
Georgia-Pacific LLC	7.25	6-1-2028	325,000	444,094
Georgia-Pacific LLC	8.00	1-15-2024	200,000	266,227
Georgia-Pacific LLC	8.88	5-15-2031	500,000	796,134
International Paper Company	3.65	6-15-2024	500,000	527,611
International Paper Company	4.75	2-15-2022	75,000	83,173
International Paper Company	4.80	6-15-2044	250,000	265,303
International Paper Company	6.00	11-15-2041	535,000	643,597
International Paper Company	7.30	11-15-2039	250,000	338,020
International Paper Company	7.50	8-15-2021	450,000	551,801
International Paper Company	7.95	6-15-2018	1,000,000	1,112,438
MeadWestvaco Corporation	7.95	2-15-2031	50,000	67,136
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	274,515
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	542,035

				6,439,733

Telecommunication Services: 0.90%

Diversified Telecommunication Services: 0.89%
AT&T Incorporated	2.45	6-30-2020	1,250,000	1,275,163
AT&T Incorporated	2.63	12-1-2022	1,000,000	1,010,372
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,545,954
AT&T Incorporated	3.40	5-15-2025	3,000,000	3,088,752
AT&T Incorporated	3.80	3-15-2022	500,000	536,303
AT&T Incorporated	3.88	8-15-2021	45,000	48,774
AT&T Incorporated	3.90	3-11-2024	500,000	535,918
AT&T Incorporated	4.13	2-17-2026	1,500,000	1,628,759
AT&T Incorporated	4.30	12-15-2042	500,000	502,264
AT&T Incorporated	4.35	6-15-2045	1,000,000	1,008,012
AT&T Incorporated	4.45	5-15-2021	650,000	715,456
AT&T Incorporated	4.45	4-1-2024	700,000	771,576
AT&T Incorporated	4.60	2-15-2021	350,000	384,750
AT&T Incorporated	4.75	5-15-2046	2,000,000	2,138,696
AT&T Incorporated	5.00	3-1-2021	700,000	786,532

70	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
AT&T Incorporated	5.15%	3-15-2042	$500,000	$557,262
AT&T Incorporated	5.20	3-15-2020	330,000	367,553
AT&T Incorporated	5.35	9-1-2040	1,372,000	1,567,505
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,056,551
AT&T Incorporated	5.55	8-15-2041	60,000	70,858
AT&T Incorporated	5.60	5-15-2018	500,000	535,209
AT&T Incorporated	5.80	2-15-2019	800,000	880,708
AT&T Incorporated	6.00	8-15-2040	400,000	484,539
AT&T Incorporated	6.15	9-15-2034	500,000	614,521
AT&T Incorporated	6.30	1-15-2038	500,000	632,196
AT&T Incorporated	6.35	3-15-2040	145,000	183,678
AT&T Incorporated	6.38	3-1-2041	500,000	635,845
AT&T Incorporated	6.50	9-1-2037	970,000	1,261,312
AT&T Incorporated	6.55	2-15-2039	800,000	1,039,485
AT&T Incorporated	8.25	11-15-2031	536,000	787,175
Qwest Corporation	6.88	9-15-2033	255,000	253,245
Verizon Communications Incorporated	2.45	11-1-2022	600,000	609,075
Verizon Communications Incorporated	2.63	2-21-2020	1,000,000	1,031,334
Verizon Communications Incorporated	3.00	11-1-2021	750,000	787,487
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	1,074,796
Verizon Communications Incorporated	3.50	11-1-2024	750,000	804,253
Verizon Communications Incorporated	3.65	9-14-2018	1,400,000	1,464,191
Verizon Communications Incorporated	4.15	3-15-2024	850,000	944,006
Verizon Communications Incorporated	4.27	1-15-2036	1,387,000	1,456,214
Verizon Communications Incorporated	4.50	9-15-2020	1,029,000	1,135,545
Verizon Communications Incorporated	4.52	9-15-2048	1,569,000	1,663,699
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,116,308
Verizon Communications Incorporated	4.67	3-15-2055	2,365,000	2,459,517
Verizon Communications Incorporated	4.75	11-1-2041	500,000	535,595
Verizon Communications Incorporated	4.86	8-21-2046	830,000	922,793
Verizon Communications Incorporated	5.01	8-21-2054	1,200,000	1,315,747
Verizon Communications Incorporated	5.15	9-15-2023	3,300,000	3,857,139
Verizon Communications Incorporated	6.00	4-1-2041	500,000	634,448
Verizon Communications Incorporated	6.55	9-15-2043	2,244,000	3,037,425
Verizon Global Funding Corporation	5.85	9-15-2035	175,000	218,635

				51,973,130

Wireless Telecommunication Services: 0.01%
CC Holdings GS V LLC	2.38	12-15-2017	100,000	100,910
CC Holdings GS V LLC	3.85	4-15-2023	500,000	534,930

				635,840

Utilities: 1.84%

Electric Utilities: 1.37%
Alabama Power Company	3.55	12-1-2023	250,000	273,190
Alabama Power Company	3.85	12-1-2042	200,000	214,326
Alabama Power Company	4.15	8-15-2044	150,000	167,621
Alabama Power Company	5.50	3-15-2041	65,000	83,925
Alabama Power Company	6.00	3-1-2039	500,000	667,969

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	71

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Alabama Power Company	6.13%	5-15-2038	$105,000	$142,343
American Electric Power Company Incorporated	2.95	12-15-2022	200,000	208,512
Appalachian Power Company	3.40	6-1-2025	250,000	264,750
Appalachian Power Company	4.45	6-1-2045	250,000	276,552
Appalachian Power Company	5.80	10-1-2035	315,000	383,905
Appalachian Power Company	6.38	4-1-2036	300,000	385,016
Appalachian Power Company	7.00	4-1-2038	100,000	138,389
Arizona Public Service Company	3.15	5-15-2025	150,000	159,407
Arizona Public Service Company	4.50	4-1-2042	100,000	118,627
Arizona Public Service Company	4.70	1-15-2044	250,000	302,893
Arizona Public Service Company	8.75	3-1-2019	500,000	585,695
Atlantic City Electric Company	7.75	11-15-2018	65,000	73,748
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	535,217
Carolina Power & Light Company	2.80	5-15-2022	250,000	261,537
Carolina Power & Light Company	5.30	1-15-2019	500,000	545,213
CenterPoint Energy Houston	2.25	8-1-2022	300,000	299,228
CenterPoint Energy Houston	3.55	8-1-2042	250,000	257,163
CenterPoint Energy Houston	4.50	4-1-2044	250,000	299,093
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	361,580
Cleco Power LLC	6.00	12-1-2040	300,000	385,617
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	580,028
Columbus Southern Power Company	6.05	5-1-2018	200,000	214,130
Commonwealth Edison Company	3.80	10-1-2042	100,000	107,401
Commonwealth Edison Company	4.70	1-15-2044	250,000	303,386
Commonwealth Edison Company	5.80	3-15-2018	500,000	534,721
Commonwealth Edison Company	5.90	3-15-2036	250,000	335,171
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	84,785
Connecticut Light & Power Company	4.15	6-1-2045	125,000	142,396
Connecticut Light & Power Company	5.65	5-1-2018	100,000	107,237
Connecticut Light & Power Company	6.35	6-1-2036	200,000	278,095
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	500,000	584,421
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	225,544
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	323,683
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	344,556
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	107,056
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	440,267
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	777,200
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	250,000	279,563
Delmarva Power & Light Company	4.00	6-1-2042	300,000	329,054
Detroit Edison Company	2.65	6-15-2022	200,000	206,937
Detroit Edison Company	3.45	10-1-2020	500,000	534,194
DTE Electric Company	3.65	3-15-2024	150,000	164,822
DTE Electric Company	6.63	6-1-2036	250,000	359,655
Duke Energy Carolinas LLC	2.50	3-15-2023	750,000	776,431
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	569,868
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	335,154
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	112,220
Duke Energy Corporation	3.05	8-15-2022	100,000	104,624
Duke Energy Corporation	3.95	10-15-2023	200,000	220,202
Duke Energy Corporation	6.45	10-15-2032	375,000	513,720

72	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Duke Energy Florida Incorporated	3.85%	11-15-2042	$100,000	$106,478
Duke Energy Indiana Incorporated	3.75	5-15-2046	250,000	264,203
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	181,861
Duke Energy Indiana Incorporated	6.35	8-15-2038	500,000	709,178
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	93,134
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	274,820
Duke Energy Progress Incorporated	3.00	9-15-2021	250,000	265,020
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	166,233
Duke Energy Progress Incorporated	4.15	12-1-2044	250,000	282,476
Duke Energy Progress Incorporated	4.38	3-30-2044	250,000	289,667
Entergy Arkansas Incorporated	3.70	6-1-2024	250,000	273,044
Entergy Corporation	5.13	9-15-2020	250,000	277,641
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	144,222
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	107,058
Entergy Louisiana LLC	3.25	4-1-2028	500,000	531,966
Entergy Louisiana LLC	4.05	9-1-2023	400,000	442,933
Entergy Louisiana LLC	5.40	11-1-2024	250,000	302,550
Entergy Texas Incorporated	7.13	2-1-2019	200,000	224,852
Exelon Corporation	3.95	6-15-2025	500,000	546,180
Exelon Corporation	4.95	6-15-2035	200,000	231,199
Exelon Corporation	5.10	6-15-2045	400,000	475,478
Exelon Corporation	5.63	6-15-2035	365,000	444,980
Exelon Generation Company LLC	4.25	6-15-2022	225,000	240,971
Exelon Generation Company LLC	5.20	10-1-2019	500,000	548,506
Exelon Generation Company LLC	5.60	6-15-2042	605,000	646,845
Exelon Generation Company LLC	6.25	10-1-2039	500,000	575,368
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	111,042
Florida Power & Light Company	3.25	6-1-2024	500,000	535,664
Florida Power & Light Company	4.05	6-1-2042	250,000	284,405
Florida Power & Light Company	4.13	2-1-2042	300,000	342,671
Florida Power & Light Company	5.25	2-1-2041	200,000	260,825
Florida Power & Light Company	5.65	2-1-2037	363,000	483,511
Florida Power & Light Company	5.95	2-1-2038	320,000	444,453
Florida Power & Light Company	5.96	4-1-2039	250,000	349,360
Florida Power Corporation	5.65	6-15-2018	300,000	323,118
Florida Power Corporation	5.65	4-1-2040	125,000	165,721
Florida Power Corporation	5.80	9-15-2017	200,000	209,384
Florida Power Corporation	6.40	6-15-2038	500,000	714,465
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	825,170
Georgia Power Company	4.25	12-1-2019	375,000	405,890
Georgia Power Company	4.30	3-15-2042	250,000	276,937
Georgia Power Company	4.30	3-15-2043	350,000	386,560
Georgia Power Company	5.40	6-1-2018	200,000	214,010
Georgia Power Company	5.40	6-1-2040	250,000	313,647
Georgia Power Company	5.95	2-1-2039	250,000	331,758
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	54,596
Iberdrola International BV	6.75	7-15-2036	397,000	535,422
Indiana Michigan Power Company	3.20	3-15-2023	100,000	104,243
Indiana Michigan Power Company	7.00	3-15-2019	500,000	562,102
Interstate Power & Light Company	4.70	10-15-2043	300,000	354,986

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	73

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Interstate Power & Light Company	6.25%	7-15-2039	$30,000	$41,899
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	279,677
Kansas City Power & Light Company	3.15	3-15-2023	200,000	203,855
Kansas City Power & Light Company	6.38	3-1-2018	250,000	267,132
Kansas City Power & Light Company	7.15	4-1-2019	200,000	227,372
Kentucky Utilities Company	3.25	11-1-2020	250,000	263,748
Kentucky Utilities Company	5.13	11-1-2040	500,000	628,128
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	107,283
MidAmerican Energy Holdings Company	2.40	3-15-2019	500,000	513,140
MidAmerican Energy Holdings Company	4.80	9-15-2043	300,000	372,639
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	265,541
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	100,658
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	395,450
MidAmerican Energy Holdings Company	6.13	4-1-2036	200,000	268,848
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	694,754
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	211,151
Nevada Power Company	5.45	5-15-2041	120,000	154,962
Nevada Power Company	6.75	7-1-2037	200,000	284,969
Nevada Power Company	7.13	3-15-2019	300,000	342,361
NiSource Finance Corporation	4.80	2-15-2044	850,000	980,211
NiSource Finance Corporation	5.45	9-15-2020	415,000	466,997
NiSource Finance Corporation	5.65	2-1-2045	200,000	261,662
NiSource Finance Corporation	6.13	3-1-2022	100,000	118,919
NiSource Finance Corporation	6.40	3-15-2018	699,000	747,806
NiSource Finance Corporation	6.80	1-15-2019	90,000	100,471
Northeast Utilities	1.45	5-1-2018	350,000	350,299
Northeast Utilities	2.80	5-1-2023	175,000	179,341
Northern States Power Company of Minnesota	2.15	8-15-2022	250,000	253,379
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	154,872
Northern States Power Company of Minnesota	3.40	8-15-2042	250,000	256,585
Northern States Power Company of Minnesota	5.25	3-1-2018	500,000	530,080
Northern States Power Company of Minnesota	5.35	11-1-2039	40,000	52,595
Northern States Power Company of Minnesota	6.20	7-1-2037	300,000	424,378
NSTAR Electric Company	2.38	10-15-2022	200,000	202,965
NSTAR Electric Company	4.40	3-1-2044	250,000	288,952
NSTAR Electric Company	5.50	3-15-2040	100,000	129,685
Oglethorpe Power Corporation	4.55	6-1-2044	250,000	278,128
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	364,750
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	191,911
Ohio Edison Company	6.88	7-15-2036	250,000	330,078
Ohio Edison Company	8.25	10-15-2038	200,000	303,454
Ohio Power Company	5.38	10-1-2021	65,000	73,953
Ohio Power Company	6.60	2-15-2033	194,000	253,264
Ohio Power Company	6.60	3-1-2033	150,000	194,310
Oklahoma Gas & Electric Company	4.55	3-15-2044	250,000	290,700
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	124,286
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	134,129
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	552,977
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	237,343
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	323,733

74	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Oncor Electric Delivery Company LLC	6.80%	9-1-2018	$500,000	$550,885
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	247,880
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	312,408
PacifiCorp	3.60	4-1-2024	250,000	273,191
PacifiCorp	4.10	2-1-2042	100,000	112,219
PacifiCorp	5.65	7-15-2018	600,000	648,328
PacifiCorp	5.75	4-1-2037	250,000	331,946
PacifiCorp	6.00	1-15-2039	500,000	688,618
PacifiCorp	6.25	10-15-2037	720,000	1,011,244
PECO Energy Company	2.38	9-15-2022	750,000	764,280
PECO Energy Company	4.15	10-1-2044	350,000	396,342
Portland General Electric Company	6.10	4-15-2019	250,000	277,835
Potomac Electric Power Company	3.60	3-15-2024	250,000	271,094
Potomac Electric Power Company	6.50	11-15-2037	200,000	286,929
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	100,319
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	527,454
PPL Capital Funding Incorporated	3.95	3-15-2024	250,000	270,508
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	218,198
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	142,286
PPL Capital Funding Incorporated	5.00	3-15-2044	250,000	286,448
PPL Electric Utilities	4.75	7-15-2043	150,000	182,846
PPL Electric Utilities	5.20	7-15-2041	200,000	254,034
PPL Electric Utilities	6.25	5-15-2039	45,000	63,990
Progress Energy Incorporated	3.15	4-1-2022	500,000	525,177
Progress Energy Incorporated	4.10	5-15-2042	250,000	277,501
Progress Energy Incorporated	4.40	1-15-2021	250,000	274,169
Progress Energy Incorporated	4.55	4-1-2020	75,000	82,444
Progress Energy Incorporated	6.00	12-1-2039	300,000	391,252
Progress Energy Incorporated	6.30	4-1-2038	50,000	70,754
Progress Energy Incorporated	7.00	10-30-2031	500,000	678,099
Progress Energy Incorporated	7.75	3-1-2031	300,000	424,050
PSEG Power LLC	2.45	11-15-2018	300,000	303,540
PSEG Power LLC	4.15	9-15-2021	250,000	267,149
PSEG Power LLC «	4.30	11-15-2023	300,000	324,204
PSEG Power LLC	5.13	4-15-2020	280,000	307,658
PSEG Power LLC	8.63	4-15-2031	75,000	98,624
Public Service Company of Colorado	2.25	9-15-2022	100,000	102,047
Public Service Company of Colorado	2.50	3-15-2023	250,000	255,253
Public Service Company of Colorado	3.20	11-15-2020	300,000	318,052
Public Service Company of Colorado	3.60	9-15-2042	200,000	212,047
Public Service Company of Colorado	3.95	3-15-2043	125,000	139,289
Public Service Company of Colorado	4.30	3-15-2044	250,000	291,532
Public Service Company of Colorado	5.13	6-1-2019	50,000	54,982
Public Service Company of New Hampshire	3.50	11-1-2023	300,000	321,272
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	108,798
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	44,066
Public Service Electric & Gas Company	2.00	8-15-2019	200,000	203,631
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	203,664
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	268,263
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	219,904

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	75

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Public Service Electric & Gas Company	3.95%	5-1-2042	$100,000	$111,699
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	134,345
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	671,365
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	582,103
Southern California Edison Company	3.88	6-1-2021	270,000	295,705
Southern California Edison Company	3.90	3-15-2043	150,000	165,631
Southern California Edison Company	4.05	3-15-2042	500,000	559,256
Southern California Edison Company	5.50	8-15-2018	500,000	541,794
Southern California Edison Company	5.50	3-15-2040	200,000	264,197
Southern California Edison Company	6.00	1-15-2034	100,000	134,490
Southern California Edison Company	6.05	3-15-2039	350,000	489,256
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	226,227
Southern Company	2.15	9-1-2019	500,000	507,072
Southern Company	2.45	9-1-2018	180,000	183,639
Southern Company	2.75	6-15-2020	250,000	257,863
Southern Company	2.95	7-1-2023	1,000,000	1,032,348
Southern Company	3.25	7-1-2026	1,250,000	1,302,898
Southern Company	4.40	7-1-2046	600,000	660,580
Southwestern Electric Power Company	6.20	3-15-2040	50,000	63,979
Southwestern Public Service Company	6.00	10-1-2036	100,000	128,697
System Energy Resources	4.10	4-1-2023	150,000	158,727
Tampa Electric Company	2.60	9-15-2022	200,000	205,231
Tampa Electric Company	4.20	5-15-2045	300,000	330,160
Tampa Electric Company	6.10	5-15-2018	100,000	106,979
Tampa Electric Company	6.15	5-15-2037	75,000	101,811
Toleda Edison Company	6.15	5-15-2037	50,000	62,597
TXU Electric Delivery Company	7.25	1-15-2033	75,000	108,875
Union Electric Company	3.90	9-15-2042	250,000	273,065
Union Electric Company	8.45	3-15-2039	80,000	136,221
Virginia Electric & Power Company	3.10	5-15-2025	100,000	105,477
Virginia Electric & Power Company	3.45	2-15-2024	150,000	163,208
Virginia Electric & Power Company	4.00	1-15-2043	325,000	357,219
Virginia Electric & Power Company	4.20	5-15-2045	150,000	169,770
Virginia Electric & Power Company	4.45	2-15-2044	150,000	175,519
Virginia Electric & Power Company	5.00	6-30-2019	200,000	217,062
Virginia Electric & Power Company	8.88	11-15-2038	300,000	512,911
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,071,686
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	134,206
Westar Energy Incorporated	4.10	4-1-2043	300,000	332,783
Westar Energy Incorporated	4.13	3-1-2042	500,000	556,127
Wisconsin Electric Power Company	1.70	6-15-2018	150,000	151,321
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	377,981
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	128,095
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	198,905
Wisconsin Power & Light Company	4.10	10-15-2044	250,000	280,167
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	54,474
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	355,483
Wisconsin Public Service Corporation	4.75	11-1-2044	400,000	493,884

				80,020,411

76	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities: 0.09%
Atmos Energy Corporation	4.13%	10-15-2044	$350,000	$388,689
Atmos Energy Corporation	4.15	1-15-2043	161,000	176,779
Atmos Energy Corporation	5.50	6-15-2041	60,000	77,127
Atmos Energy Corporation	8.50	3-15-2019	250,000	291,568
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	70,385
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	134,132
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	106,488
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	157,422
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	61,789
KeySpan Corporation	5.80	4-1-2035	125,000	154,570
Laclede Group Incorporated	4.70	8-15-2044	250,000	273,222
National Fuel Gas Company	3.75	3-1-2023	312,000	315,718
One Gas Incorporated	2.07	2-1-2019	100,000	101,481
One Gas Incorporated	3.61	2-1-2024	100,000	107,432
One Gas Incorporated	4.66	2-1-2044	50,000	58,563
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	413,180
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	57,699
Sempra Energy	2.88	10-1-2022	200,000	206,662
Sempra Energy	3.55	6-15-2024	1,000,000	1,058,813
Sempra Energy	6.00	10-15-2039	300,000	390,103
Southern California Gas Company	3.75	9-15-2042	200,000	215,894
Southern California Gas Company	5.13	11-15-2040	100,000	128,269
Southern California Gas Company	5.75	11-15-2035	75,000	99,934

				5,045,919

Independent Power & Renewable Electricity Producers: 0.02%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	111,329
Southern Power Company	5.15	9-15-2041	500,000	551,621
Southern Power Company	5.25	7-15-2043	120,000	132,909
Tri-State Generation & Transmission Association Incorporated	3.70	11-1-2024	100,000	106,122
Tri-State Generation & Transmission Association Incorporated	4.70	11-1-2044	100,000	112,893

				1,014,874

Multi-Utilities: 0.34%
Ameren Illinois Company	4.30	7-1-2044	500,000	577,620
Ameren Illinois Company	4.80	12-15-2043	100,000	123,048
Ameren Illinois Company	6.13	11-15-2017	100,000	105,367
Avista Corporation	5.13	4-1-2022	55,000	60,710
Berkshire Hathaway Energy	2.00	11-15-2018	250,000	252,851
Berkshire Hathaway Energy	3.75	11-15-2023	500,000	546,380
Berkshire Hathaway Energy	5.15	11-15-2043	400,000	491,950
Black Hills Corporation	4.25	11-30-2023	300,000	326,226
CMS Energy Corporation	3.88	3-1-2024	500,000	548,159
CMS Energy Corporation	4.70	3-31-2043	125,000	145,710
CMS Energy Corporation	5.05	3-15-2022	350,000	397,418
Consumers Energy Company	3.95	5-15-2043	200,000	223,856
Consumers Energy Company	4.35	8-31-2064	150,000	174,588
Consumers Energy Company	5.65	9-15-2018	150,000	162,647
Consumers Energy Company	6.70	9-15-2019	500,000	577,498

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	77

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Dominion Resources Incorporated	1.90%	6-15-2018	$200,000	$201,249
Dominion Resources Incorporated	2.50	12-1-2019	188,000	191,879
Dominion Resources Incorporated	2.75	9-15-2022	200,000	203,904
Dominion Resources Incorporated	3.63	12-1-2024	300,000	318,544
Dominion Resources Incorporated	4.05	9-15-2042	250,000	254,789
Dominion Resources Incorporated	4.45	3-15-2021	100,000	110,277
Dominion Resources Incorporated	4.70	12-1-2044	250,000	283,350
Dominion Resources Incorporated	4.90	8-1-2041	60,000	68,863
Dominion Resources Incorporated	5.95	6-15-2035	225,000	278,956
Dominion Resources Incorporated	6.40	6-15-2018	750,000	812,699
Dominion Resources Incorporated	7.00	6-15-2038	500,000	698,114
DTE Energy Company	3.30	6-15-2022	100,000	106,320
DTE Energy Company	3.85	12-1-2023	243,000	266,530
Eversource Energy	4.50	11-15-2019	100,000	108,809
Integrys Energy Group	4.17	11-1-2020	200,000	216,711
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	159,147
NorthWestern Corporation	4.18	11-15-2044	300,000	331,185
Pacific Gas & Electric Company	2.45	8-15-2022	250,000	256,073
Pacific Gas & Electric Company	2.95	3-1-2026	500,000	521,459
Pacific Gas & Electric Company	3.40	8-15-2024	650,000	701,411
Pacific Gas & Electric Company	3.50	6-15-2025	150,000	163,223
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	209,033
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	550,719
Pacific Gas & Electric Company	4.30	3-15-2045	200,000	229,243
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	902,639
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	664,463
Pacific Gas & Electric Company	6.05	3-1-2034	500,000	677,027
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	139,801
Pacific Gas & Electric Company	8.25	10-15-2018	250,000	284,196
Pacific Gas & Electric Corporation	5.13	11-15-2043	250,000	314,812
Puget Energy Incorporated	3.65	5-15-2025	200,000	208,220
Puget Energy Incorporated	6.00	9-1-2021	250,000	288,540
Puget Sound Energy Incorporated	4.43	11-15-2041	500,000	582,906
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	535,118
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	67,696
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	456,803
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	796,121
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	126,830
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	741,625
Scana Corporation	4.75	5-15-2021	250,000	268,649
WEC Energy Group Incorporated	1.65	6-15-2018	150,000	150,933
WEC Energy Group Incorporated	2.45	6-15-2020	150,000	153,181
WEC Energy Group Incorporated	3.55	6-15-2025	200,000	215,556
Xcel Energy Incorporated	4.70	5-15-2020	250,000	273,316
Xcel Energy Incorporated	4.80	9-15-2041	250,000	300,705

				20,105,652

Water Utilities: 0.02%
American Water Capital Corporation	3.40	3-1-2025	300,000	323,935
American Water Capital Corporation	6.09	10-15-2017	750,000	788,059

				1,111,994

Total Corporate Bonds and Notes (Cost $1,119,059,698)				1,213,231,257

78	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @: 24.63%
Australian Government Bond Series 122 (AUD)	5.25%	3-15-2019	1,850,000	$1,522,916
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	1,950,000	1,746,027
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	2,100,000	1,749,379
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	277,435
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	1,600,000	1,479,656
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	1,775,000	1,407,980
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	1,900,000	1,769,786
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	2,000,000	1,918,101
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	2,150,000	1,732,199
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	1,050,000	895,437
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	2,300,000	1,929,660
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	1,000,000	988,129
Australian Government Bond Series 141 (AUD)	3.25	10-21-2018	1,565,000	1,220,767
Australian Government Bond Series 142 (AUD)	4.25	4-21-2026	2,650,000	2,416,201
Australian Government Bond Series 143 (AUD)	2.75	10-21-2019	1,800,000	1,408,264
Australian Government Bond Series 144 (AUD)	3.75	4-21-2037	700,000	637,806
Australian Government Bond Series 145 (AUD)	2.75	6-21-2035	750,000	595,036
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	1,525,000	1,159,158
Australian Government Bond Series 147 (AUD)	3.25	6-21-2039	300,000	253,601
Australian Government Bond Series 148 (AUD)	2.75	11-21-2027	1,000,000	813,674
Australian Government Bond Series 149 (AUD)	2.25	5-21-2028	750,000	579,405
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	2,025,000	3,620,541
Belgium Government Bond Series 40 (EUR) 144A	5.50	9-28-2017	400,000	475,476
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	1,700,000	3,361,055
Belgium Government Bond Series 48 (EUR)	4.00	3-28-2022	1,200,000	1,672,396
Belgium Government Bond Series 52 (EUR) 144A	4.00	3-28-2018	1,000,000	1,196,209
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,000,000	1,248,369
Belgium Government Bond Series 58 (EUR) 144A	3.75	9-28-2020	1,650,000	2,164,236
Belgium Government Bond Series 60 (EUR) 144A	4.25	3-28-2041	1,375,000	2,704,745
Belgium Government Bond Series 61 (EUR) 144A	4.25	9-28-2021	1,450,000	2,006,835
Belgium Government Bond Series 62 (EUR)	3.00	9-28-2019	1,150,000	1,424,278
Belgium Government Bond Series 64 (EUR) 144A	4.50	3-28-2026	900,000	1,431,910
Belgium Government Bond Series 65 (EUR)	4.25	9-28-2022	1,300,000	1,862,693
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	300,000	511,249
Belgium Government Bond Series 68 (EUR)	2.25	6-22-2023	1,150,000	1,507,011
Belgium Government Bond Series 69 (EUR)	1.25	6-22-2018	1,050,000	1,210,330
Belgium Government Bond Series 71 (EUR)	3.75	6-22-2045	750,000	1,432,412
Belgium Government Bond Series 72 (EUR) 144A	2.60	6-22-2024	1,600,000	2,167,968
Belgium Government Bond Series 73 (EUR) 144A	3.00	6-22-2034	750,000	1,175,521
Belgium Government Bond Series 74 (EUR) 144A	0.80	6-22-2025	1,310,000	1,562,059
Belgium Government Bond Series 75 (EUR) 144A	1.00	6-22-2031	100,000	119,164
Belgium Government Bond Series 76 (EUR) 144A	1.90	6-22-2038	325,000	441,737
Belgium Government Bond Series 77 (EUR) 144A	1.00	6-22-2026	1,000,000	1,205,765
Belgium Government Bond Series 78 (EUR) 144A	1.60	6-22-2047	400,000	511,104
Belgium Government Bond Series 79 (EUR) 144A	0.20	10-22-2023	500,000	574,290
Belgium Government Bond Series 80 (EUR) 144A	2.15	6-22-2066	300,000	421,826
Bonos y Obligaciones del Estado (EUR)	0.25	4-30-2018	1,100,000	1,235,707
Bonos y Obligaciones del Estado (EUR)	0.25	1-31-2019	250,000	281,150
Bonos y Obligaciones del Estado (EUR)	0.50	10-31-2017	1,500,000	1,686,875
Bonos y Obligaciones del Estado (EUR)	0.75	7-30-2021	1,150,000	1,321,391

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	79

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bonos y Obligaciones del Estado (EUR)	1.15%	7-30-2020	1,500,000	$1,748,348
Bonos y Obligaciones del Estado (EUR) 144A	1.30	10-31-2026	500,000	569,998
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	2,050,000	2,396,561
Bonos y Obligaciones del Estado (EUR) 144A	1.60	4-30-2025	1,750,000	2,073,205
Bonos y Obligaciones del Estado (EUR) 144A	1.95	4-30-2026	2,000,000	2,426,506
Bonos y Obligaciones del Estado (EUR) 144A	1.95	7-30-2030	1,500,000	1,798,864
Bonos y Obligaciones del Estado (EUR) 144A	2.15	10-31-2025	2,000,000	2,466,939
Bonos y Obligaciones del Estado (EUR)	2.75	4-30-2019	2,100,000	2,518,780
Bonos y Obligaciones del Estado (EUR) 144A	2.75	10-31-2024	1,800,000	2,316,997
Bonos y Obligaciones del Estado (EUR) 144A	2.90	10-31-2046	500,000	657,408
Bonos y Obligaciones del Estado (EUR) 144A	3.45	7-30-2066	500,000	686,119
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	1,300,000	1,573,343
Bonos y Obligaciones del Estado (EUR) 144A	3.80	4-30-2024	1,800,000	2,467,587
Bonos y Obligaciones del Estado (EUR) 144A	4.10	7-30-2018	2,100,000	2,533,643
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	1,650,000	2,335,955
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	1,850,000	2,199,986
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	1,250,000	2,005,803
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	1,000,000	1,860,464
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,950,000	2,860,724
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	1,225,000	1,383,484
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	1,900,000	2,154,427
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	1,300,000	1,470,700
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	1,800,000	2,077,532
Bundesobligation Series 168 (EUR)	1.00	2-22-2019	1,650,000	1,916,060
Bundesobligation Series 169 (EUR)	0.50	4-12-2019	1,500,000	1,723,422
Bundesobligation Series 170 (EUR)	0.25	10-11-2019	1,000,000	1,146,476
Bundesobligation Series 171 (EUR) ¤	0.00	4-17-2020	1,100,000	1,255,168
Bundesobligation Series 172 (EUR)	0.25	10-16-2020	1,300,000	1,501,814
Bundesobligation Series 173 (EUR) ¤	0.00	4-9-2021	1,700,000	1,945,528
Bundesobligation Series 174 (EUR) ¤	0.00	10-8-2021	200,000	228,991
Bundesrepublik Deutschland (EUR) ¤	0.00	8-15-2026	300,000	337,218
Bundesrepublik Deutschland (EUR)	0.50	2-15-2025	1,600,000	1,903,820
Bundesrepublik Deutschland (EUR)	0.50	2-15-2026	2,000,000	2,368,913
Bundesrepublik Deutschland (EUR)	1.00	8-15-2024	1,750,000	2,163,961
Bundesrepublik Deutschland (EUR)	1.00	8-15-2025	2,000,000	2,477,210
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	1,750,000	2,188,170
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,750,000	2,200,823
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	1,500,000	1,892,186
Bundesrepublik Deutschland (EUR)	1.50	5-15-2024	1,500,000	1,918,841
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,000,000	2,528,364
Bundesrepublik Deutschland (EUR)	1.75	2-15-2024	1,700,000	2,204,795
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	2,000,000	2,535,168
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	1,575,000	2,058,177
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	1,125,000	1,401,511
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,472,196
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,500,000	2,588,670
Bundesrepublik Deutschland (EUR)	2.50	8-15-2046	1,500,000	2,635,191
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	2,100,000	2,670,585
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,500,000	1,986,370
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,300,000	2,463,179

80	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland (EUR)	4.75%	7-4-2040	175,000	$392,421
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,175,000	2,327,393
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	850,000	1,747,024
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	1,600,000	3,223,608
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,000,000	3,874,427
Bundesrepublik Deutschland Series 07 (EUR)	4.00	1-4-2018	1,700,000	2,014,680
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	2,250,000	2,736,176
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	1,250,000	2,803,006
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	2,000,000	2,524,306
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	2,000,000	2,495,666
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	1,750,000	2,154,048
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	1,500,000	1,910,912
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	1,250,000	2,603,662
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,431,872
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	1,000,000	1,924,780
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,283,043
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,582,848
Bundesschatzanweisungen (EUR) ¤	0.00	9-15-2017	1,400,000	1,571,430
Bundesschatzanweisungen (EUR) ¤	0.00	12-15-2017	1,000,000	1,124,307
Bundesschatzanweisungen (EUR) ¤	0.00	3-16-2018	700,000	788,197
Bundesschatzanweisungen (EUR) ¤	0.00	6-15-2018	500,000	564,020
Canadian Government Bond (CAD)	0.25	11-1-2017	1,500,000	1,139,584
Canadian Government Bond (CAD)	0.25	5-1-2018	650,000	493,007
Canadian Government Bond (CAD)	0.50	8-1-2018	1,000,000	761,476
Canadian Government Bond (CAD)	0.75	9-1-2020	1,000,000	767,249
Canadian Government Bond (CAD)	0.75	3-1-2021	550,000	421,697
Canadian Government Bond (CAD)	0.75	9-1-2021	1,275,000	976,813
Canadian Government Bond (CAD)	1.25	2-1-2018	1,200,000	923,782
Canadian Government Bond (CAD)	1.25	3-1-2018	1,075,000	828,022
Canadian Government Bond (CAD)	1.25	9-1-2018	800,000	618,429
Canadian Government Bond (CAD)	1.50	9-1-2017	1,275,000	981,256
Canadian Government Bond (CAD)	1.50	3-1-2020	1,000,000	786,823
Canadian Government Bond (CAD)	1.50	6-1-2023	1,550,000	1,238,676
Canadian Government Bond (CAD)	1.50	6-1-2026	750,000	597,644
Canadian Government Bond (CAD)	1.75	3-1-2019	1,000,000	785,153
Canadian Government Bond (CAD)	1.75	9-1-2019	1,100,000	867,712
Canadian Government Bond (CAD)	2.25	6-1-2025	1,200,000	1,017,264
Canadian Government Bond (CAD)	2.50	6-1-2024	1,300,000	1,114,655
Canadian Government Bond (CAD)	2.75	6-1-2022	1,450,000	1,232,942
Canadian Government Bond (CAD)	2.75	12-1-2048	550,000	536,797
Canadian Government Bond (CAD)	2.75	12-1-2064	500,000	529,358
Canadian Government Bond (CAD)	3.25	6-1-2021	1,000,000	856,314
Canadian Government Bond (CAD)	3.50	6-1-2020	1,350,000	1,140,376
Canadian Government Bond (CAD)	3.50	12-1-2045	1,450,000	1,586,884
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,326,106
Canadian Government Bond (CAD)	4.00	6-1-2041	1,250,000	1,409,267
Canadian Government Bond (CAD)	4.25	6-1-2018	1,000,000	811,270
Canadian Government Bond (CAD)	5.00	6-1-2037	1,100,000	1,337,564
Canadian Government Bond (CAD)	5.75	6-1-2029	1,200,000	1,394,092
Canadian Government Bond (CAD)	5.75	6-1-2033	1,300,000	1,612,153

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	81

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Canadian Government Bond (CAD)	8.00%	6-1-2023	195,000	$219,154
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	766,568
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	255,855
Denmark Government Bond (DKK)	0.25	11-15-2018	2,000,000	304,865
Denmark Government Bond (DKK)	1.50	11-15-2023	5,700,000	957,472
Denmark Government Bond (DKK)	1.75	11-15-2025	4,500,000	780,617
Denmark Government Bond (DKK)	3.00	11-15-2021	8,000,000	1,409,021
Denmark Government Bond (DKK)	4.00	11-15-2017	5,700,000	902,411
Denmark Government Bond (DKK)	4.00	11-15-2019	9,400,000	1,612,986
Denmark Government Bond (DKK)	4.50	11-15-2039	10,750,000	3,013,751
Denmark Government Bond (DKK)	7.00	11-10-2024	2,500,000	597,255
France Government Bond (EUR) ¤	0.00	2-25-2018	1,925,000	2,165,725
France Government Bond (EUR) ¤	0.00	2-25-2019	1,300,000	1,470,096
France Government Bond (EUR) ¤	0.00	5-25-2020	2,200,000	2,499,978
France Government Bond (EUR) ¤	0.00	5-25-2021	1,250,000	1,420,403
France Government Bond (EUR)	0.25	11-25-2020	1,500,000	1,723,038
France Government Bond (EUR)	0.50	11-25-2019	2,250,000	2,593,835
France Government Bond (EUR)	0.50	5-25-2025	2,900,000	3,368,888
France Government Bond (EUR)	0.50	5-25-2026	2,750,000	3,166,396
France Government Bond (EUR)	1.00	5-25-2018	1,925,000	2,206,025
France Government Bond (EUR)	1.00	11-25-2018	1,500,000	1,731,820
France Government Bond (EUR)	1.00	5-25-2019	2,000,000	2,325,758
France Government Bond (EUR)	1.00	11-25-2025	1,600,000	1,934,369
France Government Bond (EUR) 144A	1.25	5-25-2036	1,000,000	1,210,134
France Government Bond (EUR)	1.50	5-25-2031	1,000,000	1,270,855
France Government Bond (EUR)	1.75	5-25-2023	2,700,000	3,419,183
France Government Bond (EUR)	1.75	11-25-2024	2,650,000	3,393,364
France Government Bond (EUR) 144A	1.75	5-25-2066	500,000	646,672
France Government Bond (EUR)	2.25	10-25-2022	2,700,000	3,490,265
France Government Bond (EUR)	2.25	5-25-2024	2,950,000	3,901,994
France Government Bond (EUR)	2.50	10-25-2020	3,100,000	3,888,763
France Government Bond (EUR)	2.50	5-25-2030	2,375,000	3,381,495
France Government Bond (EUR)	2.75	10-25-2027	3,300,000	4,689,429
France Government Bond (EUR)	3.00	4-25-2022	2,675,000	3,555,077
France Government Bond (EUR)	3.25	10-25-2021	3,500,000	4,641,993
France Government Bond (EUR)	3.25	5-25-2045	1,150,000	2,015,318
France Government Bond (EUR)	3.50	4-25-2020	2,900,000	3,712,463
France Government Bond (EUR)	3.50	4-25-2026	3,200,000	4,734,292
France Government Bond (EUR)	3.75	10-25-2019	3,150,000	3,992,005
France Government Bond (EUR)	3.75	4-25-2021	3,750,000	5,004,258
France Government Bond (EUR)	4.00	4-25-2018	2,700,000	3,239,721
France Government Bond (EUR)	4.00	10-25-2038	2,350,000	4,327,234
France Government Bond (EUR)	4.00	4-25-2055	1,475,000	3,112,508
France Government Bond (EUR)	4.00	4-25-2060	1,000,000	2,174,463
France Government Bond (EUR)	4.25	10-25-2017	3,100,000	3,650,480
France Government Bond (EUR)	4.25	10-25-2018	2,750,000	3,386,200
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	3,711,555
France Government Bond (EUR)	4.25	10-25-2023	3,825,000	5,645,135
France Government Bond (EUR)	4.50	4-25-2041	2,200,000	4,441,266
France Government Bond (EUR)	4.75	4-25-2035	2,550,000	4,885,737

82	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
France Government Bond (EUR)	5.50%	4-25-2029	2,575,000	$4,718,974
France Government Bond (EUR)	5.75	10-25-2032	2,600,000	5,247,482
France Government Bond (EUR)	6.00	10-25-2025	1,750,000	3,018,389
France Government Bond (EUR)	8.25	4-25-2022	650,000	1,081,433
France Government Bond (EUR)	8.50	10-25-2019	650,000	932,737
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	1,860,476
Italy Buoni Poliennali del Tesoro (EUR)	0.10	4-15-2019	900,000	1,007,017
Italy Buoni Poliennali del Tesoro (EUR)	0.25	5-15-2018	1,500,000	1,682,826
Italy Buoni Poliennali del Tesoro (EUR)	0.30	10-15-2018	500,000	561,908
Italy Buoni Poliennali del Tesoro (EUR)	0.45	6-1-2021	1,250,000	1,408,103
Italy Buoni Poliennali del Tesoro (EUR)	0.65	11-1-2020	500,000	570,218
Italy Buoni Poliennali del Tesoro (EUR)	0.70	5-1-2020	1,500,000	1,712,997
Italy Buoni Poliennali del Tesoro (EUR)	0.75	1-15-2018	1,500,000	1,693,401
Italy Buoni Poliennali del Tesoro (EUR)	0.95	3-15-2023	1,750,000	1,997,171
Italy Buoni Poliennali del Tesoro (EUR)	1.05	12-1-2019	1,000,000	1,153,380
Italy Buoni Poliennali del Tesoro (EUR)	1.25	12-1-2026	750,000	841,375
Italy Buoni Poliennali del Tesoro (EUR)	1.35	4-15-2022	1,600,000	1,877,169
Italy Buoni Poliennali del Tesoro (EUR)	1.45	9-15-2022	1,400,000	1,651,580
Italy Buoni Poliennali del Tesoro (EUR)	1.50	8-1-2019	1,500,000	1,746,815
Italy Buoni Poliennali del Tesoro (EUR)	1.50	6-1-2025	1,500,000	1,747,146
Italy Buoni Poliennali del Tesoro (EUR)	1.60	6-1-2026	1,500,000	1,743,263
Italy Buoni Poliennali del Tesoro (EUR) 144A	1.65	3-1-2032	1,000,000	1,139,999
Italy Buoni Poliennali del Tesoro (EUR)	2.00	12-1-2025	2,000,000	2,414,794
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	1,500,000	1,831,399
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.25	9-1-2036	1,000,000	1,203,294
Italy Buoni Poliennali del Tesoro (EUR)	2.50	5-1-2019	1,800,000	2,141,944
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	1,450,000	1,820,849
Italy Buoni Poliennali del Tesoro (EUR) 144A	2.70	3-1-2047	1,000,000	1,238,915
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.25	9-1-2046	1,150,000	1,596,379
Italy Buoni Poliennali del Tesoro (EUR)	3.50	11-1-2017	1,500,000	1,744,637
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	1,525,000	1,807,369
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	1,700,000	2,048,080
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.50	3-1-2030	1,300,000	1,823,230
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	2,200,000	2,846,874
Italy Buoni Poliennali del Tesoro (EUR)	3.75	5-1-2021	1,800,000	2,335,330
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	2,750,000	3,591,722
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	1,800,000	2,451,818
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	2,000,000	2,579,349
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,000,000	3,058,564
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,550,000	3,139,334
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,250,000	2,829,908
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	2,450,000	3,134,703
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,150,000	2,554,822
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	3,032,351
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,250,000	2,794,380
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	2,300,000	2,955,466
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,500,000	2,099,536
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	1,800,000	2,549,919
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	1,775,000	2,590,814
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,339,945

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	83

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75%	8-1-2023	2,000,000	$2,857,096
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	1,300,000	2,002,420
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	1,300,000	2,259,163
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	1,900,000	2,649,699
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	2,200,000	3,266,016
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	2,150,000	3,625,530
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,700,000	2,964,052
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,000,000	3,496,624
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,700,000	4,406,531
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	1,350,000	1,953,625
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,000,000	2,904,307
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,600,000	2,859,126
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	2,425,000	4,310,094
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,550,000	4,395,061
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,678,002
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	1,230,000	2,166,902
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	1,050,000,000	10,192,302
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	650,000,000	6,316,494
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	2,922,612
Japan Government Five Year Bond Series 111 (JPY)	0.40	3-20-2018	350,000,000	3,414,855
Japan Government Five Year Bond Series 112 (JPY)	0.40	6-20-2018	400,000,000	3,908,529
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	800,000,000	7,802,755
Japan Government Five Year Bond Series 117 (JPY)	0.20	3-20-2019	625,000,000	6,100,674
Japan Government Five Year Bond Series 125 (JPY)	0.10	9-20-2020	300,000,000	2,932,934
Japan Government Five Year Bond Series 126 (JPY)	0.10	12-20-2020	400,000,000	3,913,169
Japan Government Five Year Bond Series 127 (JPY)	0.10	3-20-2021	500,000,000	4,894,892
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	261,500,000	3,979,936
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	241,000,000	3,569,358
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	448,000,000	6,680,273
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	225,000,000	3,267,475
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	175,000,000	2,502,585
Japan Government Forty Year Bond Series 7 (JPY)	1.70	3-20-2054	450,000,000	6,178,481
Japan Government Forty Year Bond Series 8 (JPY)	1.40	3-20-2055	300,000,000	3,838,168
Japan Government Forty Year Bond Series 9 (JPY)	0.40	3-20-2056	250,000,000	2,348,765
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	6,902,305
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	1,000,000,000	9,881,119
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	4,705,560
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	925,000,000	9,149,601
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	3,980,554
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	550,000,000	5,507,495
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	2,998,869
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	6,301,948
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	5,259,996
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	550,000,000	5,498,086
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	5,016,237
Japan Government Ten Year Bond Series 300 (JPY)	1.50	3-20-2019	375,000,000	3,780,735
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	6,276,523
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	600,000,000	6,057,933
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	970,000,000	9,831,252
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	5,052,820

84	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 305 (JPY)	1.30%	12-20-2019	1,000,000,000	$10,140,241
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	460,000,000	4,697,677
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	600,000,000	6,082,521
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	702,000,000	7,056,842
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	650,000,000	6,656,304
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	5,331,698
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	8,912,347
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	2,058,203
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	725,000,000	7,425,320
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	7,446,552
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	6,179,713
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	4,098,159
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	5,110,134
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	450,000,000	4,610,907
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	6,126,652
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	750,000,000	7,703,982
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	11,691,620
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	900,000,000	9,287,315
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	500,000,000	5,107,863
Japan Government Ten Year Bond Series 333 (JPY)	0.60	3-20-2024	500,000,000	5,113,372
Japan Government Ten Year Bond Series 335 (JPY)	0.50	9-20-2024	500,000,000	5,084,666
Japan Government Ten Year Bond Series 337 (JPY)	0.30	12-20-2024	800,000,000	8,012,217
Japan Government Ten Year Bond Series 338 (JPY)	0.40	3-20-2025	175,000,000	1,767,760
Japan Government Ten Year Bond Series 339 (JPY)	0.40	6-20-2025	500,000,000	5,052,771
Japan Government Ten Year Bond Series 340 (JPY)	0.40	9-20-2025	450,000,000	4,551,017
Japan Government Ten Year Bond Series 341 (JPY)	0.30	12-20-2025	500,000,000	5,012,371
Japan Government Ten Year Bond Series 342 (JPY)	0.10	3-20-2026	300,000,000	2,949,316
Japan Government Ten Year Bond Series 343 (JPY)	0.10	6-20-2026	500,000,000	4,913,401
Japan Government Thirty Year Bond Series 03 (JPY)	2.30	5-20-2030	100,000,000	1,261,441
Japan Government Thirty Year Bond Series 04 (JPY)	2.90	11-20-2030	40,000,000	540,828
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,982,716
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,657,771
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	3,298,153
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	150,000,000	2,024,235
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	715,500,000	9,439,358
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	375,000,000	5,128,727
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	240,000,000	3,203,495
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	300,000,000	4,071,464
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,940,136
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	225,000,000	3,136,387
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	130,000,000	1,796,152
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,875,842
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	255,000,000	3,455,396
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	300,000,000	4,150,969
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	400,000,000	5,501,107
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	490,000,000	6,575,704
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	500,000,000	6,618,905
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	325,000,000	4,244,177
Japan Government Thirty Year Bond Series 42 (JPY)	1.70	3-20-2044	725,000,000	9,359,868
Japan Government Twenty Year Bond Series 037 (JPY)	3.10	9-20-2017	250,000,000	2,500,677

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	85

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 041 (JPY)	1.50%	3-20-2019	295,000,000	$2,974,920
Japan Government Twenty Year Bond Series 045 (JPY)	2.40	3-20-2020	430,000,000	4,537,848
Japan Government Twenty Year Bond Series 048 (JPY)	2.50	12-21-2020	100,000,000	1,078,017
Japan Government Twenty Year Bond Series 050 (JPY)	1.90	3-22-2021	429,000,000	4,540,024
Japan Government Twenty Year Bond Series 052 (JPY)	2.10	9-21-2021	408,000,000	4,397,796
Japan Government Twenty Year Bond Series 055 (JPY)	2.00	3-21-2022	300,000,000	3,251,650
Japan Government Twenty Year Bond Series 058 (JPY)	1.90	9-20-2022	560,000,000	6,098,866
Japan Government Twenty Year Bond Series 059 (JPY)	1.70	12-20-2022	100,000,000	1,081,873
Japan Government Twenty Year Bond Series 060 (JPY)	1.40	12-20-2022	100,000,000	1,063,886
Japan Government Twenty Year Bond Series 062 (JPY)	0.80	6-20-2023	257,000,000	2,651,498
Japan Government Twenty Year Bond Series 064 (JPY)	1.90	9-20-2023	428,500,000	4,754,604
Japan Government Twenty Year Bond Series 067 (JPY)	1.90	3-20-2024	678,000,000	7,579,590
Japan Government Twenty Year Bond Series 070 (JPY)	2.40	6-20-2024	293,000,000	3,399,610
Japan Government Twenty Year Bond Series 073 (JPY)	2.00	12-20-2024	898,500,000	10,230,299
Japan Government Twenty Year Bond Series 076 (JPY)	1.90	3-20-2025	300,000,000	3,406,253
Japan Government Twenty Year Bond Series 082 (JPY)	2.10	9-20-2025	455,000,000	5,279,434
Japan Government Twenty Year Bond Series 086 (JPY)	2.30	3-20-2026	555,000,000	6,585,492
Japan Government Twenty Year Bond Series 088 (JPY)	2.30	6-20-2026	375,000,000	4,467,743
Japan Government Twenty Year Bond Series 090 (JPY)	2.20	9-20-2026	250,000,000	2,968,033
Japan Government Twenty Year Bond Series 092 (JPY)	2.10	12-20-2026	230,000,000	2,716,007
Japan Government Twenty Year Bond Series 095 (JPY)	2.30	6-20-2027	165,000,000	1,996,346
Japan Government Twenty Year Bond Series 097 (JPY)	2.20	9-20-2027	200,000,000	2,408,989
Japan Government Twenty Year Bond Series 099 (JPY)	2.10	12-20-2027	100,000,000	1,198,251
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	3,033,079
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,606,748
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	2,421,515
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,834,123
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	530,000,000	6,450,873
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	2,111,916
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	4,289,001
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,986,913
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,245,890
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	2,465,781
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	856,731
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,823,709
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	235,000,000	2,852,684
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,982,806
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,260,001
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,971,573
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,888,164
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	515,000,000	6,292,990
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,511,260
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	4,726,288
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	100,000,000	1,213,715
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	250,000,000	2,964,191
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	600,000,000	7,216,585
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	3,611,598
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	300,000,000	3,657,092
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	300,000,000	3,567,844
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	550,000,000	6,647,789

86	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 147 (JPY)	1.60%	12-20-2033	500,000,000	$5,969,603
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	1,150,000,000	13,549,915
Japan Government Twenty Year Bond Series 149 (JPY)	1.50	6-20-2034	680,000,000	8,018,302
Japan Government Twenty Year Bond Series 152 (JPY)	1.20	3-20-2035	300,000,000	3,384,043
Japan Government Twenty Year Bond Series 155 (JPY)	1.00	12-20-2035	150,000,000	1,637,235
Japan Government Twenty Year Bond Series 156 (JPY)	0.40	3-20-2036	325,000,000	3,189,627
Japan Government Twenty Year Bond Series 157 (JPY)	0.20	6-20-2036	200,000,000	1,884,521
Japan Government Twenty Year Bond Series 40 (JPY)	2.30	9-20-2018	200,000,000	2,032,011
Japan Government Twenty Year Bond Series 72 (JPY)	2.10	9-20-2024	175,000,000	1,998,787
Japan Government Twenty Year Bond Series 79 (JPY)	2.00	6-20-2025	825,000,000	9,471,254
Japan Government Two Year Bond Series 360 (JPY)	0.10	1-15-2018	500,000,000	4,853,622
Japan Government Two Year Bond Series 362 (JPY)	0.10	3-15-2018	250,000,000	2,427,753
Japan Government Two Year Bond Series 364 (JPY)	0.10	5-15-2018	500,000,000	4,857,875
Japan Government Two Year Bond Series 367 (JPY)	0.10	8-15-2018	450,000,000	4,374,175
Netherlands Government Bond (EUR) 144A¤	0.00	4-15-2018	1,450,000	1,633,017
Netherlands Government Bond (EUR)	0.25	1-15-2020	1,450,000	1,664,063
Netherlands Government Bond (EUR) 144A	0.25	7-15-2025	1,350,000	1,549,571
Netherlands Government Bond (EUR) 144A	0.50	7-15-2026	1,000,000	1,166,639
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,000,000	1,144,242
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	1,000,000	1,165,003
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	1,450,000	1,851,478
Netherlands Government Bond (EUR) 144A	2.00	7-15-2024	1,425,000	1,867,432
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	850,000	1,098,177
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,050,000	1,591,262
Netherlands Government Bond (EUR) 144A	2.75	1-15-2047	1,000,000	1,812,247
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,200,000	1,584,577
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,450,000	1,875,806
Netherlands Government Bond (EUR)	3.75	1-15-2023	970,000	1,370,633
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,350,000	2,707,636
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,450,000	1,757,530
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	1,833,811
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,228,000	2,353,407
Netherlands Government Bond (EUR)	5.50	1-15-2028	1,050,000	1,899,173
Netherlands Government Bond (EUR)	7.50	1-15-2023	335,000	563,771
Spain Government Bond (EUR) 144A	4.00	4-30-2020	2,025,000	2,588,570
Spain Government Bond (EUR) 144A	4.20	1-31-2037	1,400,000	2,222,384
Spain Government Bond (EUR) 144A	4.30	10-31-2019	1,750,000	2,220,033
Spain Government Bond (EUR) 144A	4.60	7-30-2019	2,000,000	2,533,411
Spain Government Bond (EUR) 144A	4.65	7-30-2025	1,600,000	2,357,216
Spain Government Bond (EUR) 144A	4.70	7-30-2041	1,200,000	2,074,420
Spain Government Bond (EUR) 144A	4.80	1-31-2024	1,650,000	2,396,447
Spain Government Bond (EUR) 144A	4.85	10-31-2020	1,600,000	2,143,617
Spain Government Bond (EUR) 144A	4.90	7-30-2040	1,150,000	2,025,747
Spain Government Bond (EUR) 144A	5.50	4-30-2021	2,150,000	3,002,137
Spain Government Bond (EUR)	5.75	7-30-2032	1,850,000	3,324,319
Spain Government Bond (EUR) 144A	5.85	1-31-2022	2,000,000	2,907,220
Spain Government Bond (EUR) 144A	5.90	7-30-2026	1,500,000	2,437,080
Spain Government Bond (EUR)	6.00	1-31-2029	1,100,000	1,894,743
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	7,590,000	1,098,126
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	8,650,000	1,136,638

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	87

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Sweden Government Bond Series 1053 (SEK)	3.50%	3-30-2039	3,750,000	$669,460
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	8,650,000	1,237,765
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	1,000,000	145,990
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	7,300,000	960,975
Sweden Government Bond Series 1058 (SEK)	2.50	5-12-2025	4,900,000	703,170
Sweden Government Bond Series 1059 (SEK)	1.00	11-12-2026	5,000,000	636,651
United Kingdom Gilt (GBP)	1.00	9-7-2017	2,820,000	3,735,454
United Kingdom Gilt (GBP)	1.25	7-22-2018	3,100,000	4,156,192
United Kingdom Gilt (GBP)	1.50	1-22-2021	2,900,000	4,022,143
United Kingdom Gilt (GBP)	1.50	7-22-2026	1,000,000	1,423,399
United Kingdom Gilt (GBP)	1.75	7-22-2019	2,500,000	3,436,899
United Kingdom Gilt (GBP)	1.75	9-7-2022	2,850,000	4,066,634
United Kingdom Gilt (GBP)	2.00	7-22-2020	2,950,000	4,146,436
United Kingdom Gilt (GBP)	2.00	9-7-2025	2,000,000	2,964,913
United Kingdom Gilt (GBP)	2.25	9-7-2023	1,750,000	2,598,143
United Kingdom Gilt (GBP)	2.50	7-22-2065	1,200,000	2,410,781
United Kingdom Gilt (GBP)	2.75	9-7-2024	2,450,000	3,804,351
United Kingdom Gilt (GBP)	3.25	1-22-2044	2,250,000	4,318,518
United Kingdom Gilt (GBP)	3.50	1-22-2045	1,600,000	3,230,860
United Kingdom Gilt (GBP)	3.50	7-22-2068	1,600,000	4,097,139
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,450,000	3,571,528
United Kingdom Gilt (GBP)	3.75	9-7-2020	2,000,000	3,008,425
United Kingdom Gilt (GBP)	3.75	9-7-2021	2,000,000	3,090,838
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,100,000	4,848,006
United Kingdom Gilt (GBP)	4.00	3-7-2022	3,600,000	5,702,176
United Kingdom Gilt (GBP)	4.00	1-22-2060	1,900,000	5,003,595
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,600,000	4,715,219
United Kingdom Gilt (GBP)	4.25	6-7-2032	3,000,000	5,813,530
United Kingdom Gilt (GBP)	4.25	3-7-2036	2,450,000	4,983,281
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,850,000	3,908,028
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,938,563
United Kingdom Gilt (GBP)	4.25	12-7-2046	2,000,000	4,619,197
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,950,000	4,702,648
United Kingdom Gilt (GBP)	4.25	12-7-2055	2,000,000	5,245,443
United Kingdom Gilt (GBP)	4.50	3-7-2019	2,725,000	3,975,477
United Kingdom Gilt (GBP)	4.50	9-7-2034	2,850,000	5,849,040
United Kingdom Gilt (GBP)	4.50	12-7-2042	2,200,000	5,013,360
United Kingdom Gilt (GBP)	4.75	3-7-2020	3,100,000	4,736,886
United Kingdom Gilt (GBP)	4.75	12-7-2030	3,100,000	6,175,225
United Kingdom Gilt (GBP)	4.75	12-7-2038	2,300,000	5,124,798
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,200,000	4,513,074
United Kingdom Gilt (GBP)	5.00	3-7-2025	2,500,000	4,510,336
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,825,000	3,852,983
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,300,000	4,136,393

Total Foreign Government Bonds (Cost $1,379,786,537)				1,435,565,122

U.S. Treasury Securities: 22.98%
U.S. Treasury Bond	2.25	8-15-2046	$2,750,000	2,764,609
U.S. Treasury Bond	2.50	2-15-2045	17,750,000	18,746,361
U.S. Treasury Bond	2.50	2-15-2046	8,000,000	8,450,624

88	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	2.50%	5-15-2046	$10,000,000	$10,582,030
U.S. Treasury Bond	2.75	8-15-2042	4,500,000	5,004,140
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	9,163,943
U.S. Treasury Bond	2.88	5-15-2043	9,350,000	10,623,938
U.S. Treasury Bond	2.88	8-15-2045	3,000,000	3,411,327
U.S. Treasury Bond	3.00	5-15-2042	2,000,000	2,325,468
U.S. Treasury Bond	3.00	11-15-2044	16,600,000	19,320,840
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	7,123,596
U.S. Treasury Bond	3.13	2-15-2042	2,250,000	2,674,512
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	7,430,419
U.S. Treasury Bond	3.13	8-15-2044	8,000,000	9,528,440
U.S. Treasury Bond	3.38	5-15-2044	9,000,000	11,207,808
U.S. Treasury Bond	3.50	2-15-2039	3,000,000	3,781,875
U.S. Treasury Bond	3.63	8-15-2043	6,500,000	8,442,889
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	12,667,005
U.S. Treasury Bond	3.75	8-15-2041	2,350,000	3,078,683
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	13,279,300
U.S. Treasury Bond	4.25	11-15-2040	4,500,000	6,311,075
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,483,086
U.S. Treasury Bond	4.38	11-15-2039	800,000	1,136,062
U.S. Treasury Bond	4.50	2-15-2036	5,000,000	7,144,530
U.S. Treasury Bond	4.50	5-15-2038	600,000	866,437
U.S. Treasury Bond	4.50	8-15-2039	2,100,000	3,030,071
U.S. Treasury Bond	4.75	2-15-2037	800,000	1,180,500
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	7,812,392
U.S. Treasury Bond	5.00	5-15-2037	800,000	1,219,344
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,414,766
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,602,678
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,502,313
U.S. Treasury Bond	6.25	5-15-2030	3,000,000	4,663,710
U.S. Treasury Bond	6.38	8-15-2027	5,400,000	7,978,289
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,198,379
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,411,938
U.S. Treasury Note	0.63	9-30-2017	14,000,000	13,985,776
U.S. Treasury Note	0.63	11-30-2017	7,600,000	7,589,018
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,988,908
U.S. Treasury Note	0.63	6-30-2018	4,000,000	3,987,032
U.S. Treasury Note	0.75	10-31-2017	10,000,000	10,002,730
U.S. Treasury Note	0.75	12-31-2017	4,000,000	3,999,688
U.S. Treasury Note	0.75	2-28-2018	5,000,000	4,997,460
U.S. Treasury Note	0.75	3-31-2018	3,500,000	3,498,359
U.S. Treasury Note	0.75	4-30-2018	5,000,000	4,996,095
U.S. Treasury Note	0.75	7-31-2018	2,000,000	1,997,578
U.S. Treasury Note	0.75	8-31-2018	5,000,000	4,996,289
U.S. Treasury Note	0.75	2-15-2019	2,500,000	2,492,188
U.S. Treasury Note	0.75	8-15-2019	5,000,000	4,978,711
U.S. Treasury Note	0.88	11-15-2017	5,000,000	5,008,400
U.S. Treasury Note	0.88	1-31-2018	5,000,000	5,008,010
U.S. Treasury Note	0.88	3-31-2018	10,000,000	10,012,890
U.S. Treasury Note	0.88	5-31-2018	6,500,000	6,507,365

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	89

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.88%	4-15-2019	$5,000,000	$4,997,460
U.S. Treasury Note	0.88	5-15-2019	5,000,000	4,996,875
U.S. Treasury Note	0.88	7-31-2019	2,500,000	2,496,485
U.S. Treasury Note	1.00	5-15-2018	2,500,000	2,508,203
U.S. Treasury Note	1.00	5-31-2018	7,000,000	7,022,694
U.S. Treasury Note	1.00	3-15-2019	10,000,000	10,029,690
U.S. Treasury Note	1.00	6-30-2019	25,000,000	25,060,550
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,531,208
U.S. Treasury Note	1.00	11-30-2019	10,000,000	10,003,910
U.S. Treasury Note	1.13	12-31-2019	5,000,000	5,020,115
U.S. Treasury Note	1.13	4-30-2020	15,000,000	15,037,500
U.S. Treasury Note	1.13	2-28-2021	12,500,000	12,475,100
U.S. Treasury Note	1.13	6-30-2021	10,000,000	9,964,060
U.S. Treasury Note	1.13	7-31-2021	10,000,000	9,959,770
U.S. Treasury Note	1.13	8-31-2021	6,500,000	6,485,527
U.S. Treasury Note	1.25	10-31-2018	10,000,000	10,083,980
U.S. Treasury Note	1.25	11-30-2018	10,000,000	10,087,110
U.S. Treasury Note	1.25	1-31-2019	2,500,000	2,522,070
U.S. Treasury Note	1.25	4-30-2019	12,000,000	12,113,904
U.S. Treasury Note	1.25	1-31-2020	7,000,000	7,051,954
U.S. Treasury Note	1.25	2-29-2020	10,000,000	10,072,660
U.S. Treasury Note	1.25	3-31-2021	6,750,000	6,768,455
U.S. Treasury Note	1.25	7-31-2023	4,500,000	4,442,346
U.S. Treasury Note	1.38	6-30-2018	5,000,000	5,050,195
U.S. Treasury Note	1.38	7-31-2018	5,000,000	5,052,345
U.S. Treasury Note	1.38	9-30-2018	11,000,000	11,120,747
U.S. Treasury Note	1.38	12-31-2018	10,000,000	10,116,020
U.S. Treasury Note	1.38	2-28-2019	5,000,000	5,060,940
U.S. Treasury Note	1.38	1-31-2020	3,000,000	3,035,040
U.S. Treasury Note	1.38	4-30-2020	15,500,000	15,674,980
U.S. Treasury Note	1.38	5-31-2020	10,000,000	10,107,030
U.S. Treasury Note	1.38	1-31-2021	7,750,000	7,815,085
U.S. Treasury Note	1.38	4-30-2021	10,000,000	10,079,690
U.S. Treasury Note	1.38	5-31-2021	10,000,000	10,083,200
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,156,564
U.S. Treasury Note	1.50	1-31-2019	7,000,000	7,103,908
U.S. Treasury Note	1.50	5-31-2019	22,500,000	22,858,605
U.S. Treasury Note	1.50	2-28-2023	5,000,000	5,026,955
U.S. Treasury Note	1.50	3-31-2023	5,000,000	5,024,220
U.S. Treasury Note	1.50	8-15-2026	10,000,000	9,944,922
U.S. Treasury Note	1.63	3-31-2019	10,000,000	10,185,940
U.S. Treasury Note	1.63	8-31-2019	5,000,000	5,100,000
U.S. Treasury Note	1.63	8-15-2022	6,100,000	6,197,936
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,680,663
U.S. Treasury Note	1.63	4-30-2023	6,000,000	6,074,298
U.S. Treasury Note	1.63	2-15-2026	14,000,000	14,043,750
U.S. Treasury Note	1.63	5-15-2026	11,000,000	11,031,801
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,715,742
U.S. Treasury Note	1.75	2-28-2022	15,000,000	15,355,080
U.S. Treasury Note	1.75	5-15-2022	7,500,000	7,677,540

90	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.75%	1-31-2023	$5,000,000	$5,104,295
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,759,275
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,075,234
U.S. Treasury Note	2.00	7-31-2020	6,000,000	6,203,436
U.S. Treasury Note	2.00	11-30-2020	10,000,000	10,344,920
U.S. Treasury Note	2.00	5-31-2021	5,000,000	5,182,420
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,595,008
U.S. Treasury Note	2.00	11-30-2022	5,000,000	5,182,420
U.S. Treasury Note	2.00	2-15-2023	11,000,000	11,405,196
U.S. Treasury Note	2.00	2-15-2025	16,500,000	17,097,482
U.S. Treasury Note	2.00	8-15-2025	13,500,000	13,982,517
U.S. Treasury Note	2.13	8-31-2020	13,000,000	13,505,271
U.S. Treasury Note	2.13	1-31-2021	10,000,000	10,404,690
U.S. Treasury Note	2.13	6-30-2021	5,000,000	5,213,280
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,425,390
U.S. Treasury Note	2.13	9-30-2021	2,500,000	2,607,715
U.S. Treasury Note	2.13	12-31-2022	5,000,000	5,218,165
U.S. Treasury Note	2.13	5-15-2025	10,000,000	10,463,670
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,638,578
U.S. Treasury Note	2.25	7-31-2021	7,000,000	7,340,977
U.S. Treasury Note	2.25	11-15-2024	18,500,000	19,526,898
U.S. Treasury Note	2.25	11-15-2025	11,500,000	12,158,559
U.S. Treasury Note	2.38	6-30-2018	3,000,000	3,084,726
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,965,040
U.S. Treasury Note	2.50	8-15-2023	14,250,000	15,249,167
U.S. Treasury Note	2.50	5-15-2024	15,500,000	16,637,065
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,103,752
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,666,073
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,693,744
U.S. Treasury Note	2.63	11-15-2020	15,000,000	15,898,830
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,156,330
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,117,032
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,878,043
U.S. Treasury Note	2.75	2-15-2024	18,250,000	19,901,059
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,161,525
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,473,440
U.S. Treasury Note	3.13	5-15-2021	4,000,000	4,348,908
U.S. Treasury Note	3.38	11-15-2019	8,000,000	8,601,248
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,196,095
U.S. Treasury Note	3.50	5-15-2020	25,000,000	27,189,450
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,240,706
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,297,748
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,110,160
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,443,513
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,158,673
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,683,502
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,167,344
U.S. Treasury Note	6.25	8-15-2023	3,500,000	4,627,931
U.S. Treasury Note	6.75	8-15-2026	1,500,000	2,223,282
U.S. Treasury Note	6.88	8-15-2025	1,500,000	2,178,516

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	91

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	7.13%	2-15-2023	$3,000,000	$4,070,157
U.S. Treasury Note	7.25	8-15-2022	13,000,000	17,438,278
U.S. Treasury Note	7.50	11-15-2024	2,000,000	2,938,906
U.S. Treasury Note	7.88	2-15-2021	500,000	645,821
U.S. Treasury Note	8.00	11-15-2021	4,100,000	5,497,362
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,633,025
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,133,036
U.S. Treasury Note	8.75	8-15-2020	400,000	518,906
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,435,640
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,310,759

Total U.S. Treasury Securities (Cost $1,271,729,003)				1,339,224,884

Yankee Corporate Bonds and Notes: 3.97%

Consumer Discretionary: 0.06%

Auto Components: 0.01%
Magna International Incorporated	4.15	10-1-2025	250,000	274,549

Media: 0.05%
Grupo Televisa SAB	5.00	5-13-2045	500,000	520,988
Grupo Televisa SAB	6.00	5-15-2018	250,000	268,245
Grupo Televisa SAB	6.63	1-15-2040	500,000	612,925
WPP Finance 2010	3.63	9-7-2022	350,000	371,383
WPP Finance 2010	3.75	9-19-2024	1,000,000	1,068,117
WPP Finance 2010	5.63	11-15-2043	200,000	240,170

				3,081,828

Consumer Staples: 0.07%

Beverages: 0.07%
Coca-Cola Femsa SAB de CV	2.38	11-26-2018	500,000	509,423
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	323,260
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	216,698
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	369,806
Diageo Capital plc	1.13	4-29-2018	500,000	499,641
Diageo Capital plc	2.63	4-29-2023	300,000	311,195
Diageo Capital plc	3.88	4-29-2043	230,000	248,399
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,103,293
Diageo Capital plc	5.88	9-30-2036	175,000	236,775
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	201,389
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	162,766

				4,182,645

Energy: 0.39%

Oil, Gas & Consumable Fuels: 0.39%
BP Capital Markets plc	1.38	11-6-2017	400,000	400,569
BP Capital Markets plc	1.38	5-10-2018	350,000	350,704
BP Capital Markets plc	2.24	5-10-2019	400,000	409,091
BP Capital Markets plc	2.50	11-6-2022	500,000	506,417
BP Capital Markets plc	2.52	1-15-2020	1,000,000	1,028,812

92	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc	2.75%	5-10-2023	$600,000	$611,294
BP Capital Markets plc	3.25	5-6-2022	750,000	792,263
BP Capital Markets plc	3.51	3-17-2025	1,000,000	1,064,993
BP Capital Markets plc	3.81	2-10-2024	500,000	544,231
BP Capital Markets plc	4.50	10-1-2020	500,000	552,062
BP Capital Markets plc	4.75	3-10-2019	450,000	486,380
Canadian Natural Resources Limited	3.90	2-1-2025	300,000	302,222
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	588,948
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	549,536
Enbridge Incorporated	3.50	6-10-2024	1,000,000	970,446
Husky Energy Incorporated	4.00	4-15-2024	500,000	510,263
Husky Energy Incorporated	6.80	9-15-2037	100,000	120,783
Husky Energy Incorporated	7.25	12-15-2019	565,000	645,713
Petro-Canada	5.95	5-15-2035	200,000	243,132
Petro-Canada	6.80	5-15-2038	400,000	535,390
Suncor Energy Incorporated	3.60	12-1-2024	600,000	633,670
Suncor Energy Incorporated	5.95	12-1-2034	75,000	90,166
Suncor Energy Incorporated	6.10	6-1-2018	900,000	966,587
Suncor Energy Incorporated	6.50	6-15-2038	400,000	524,876
Suncor Energy Incorporated	6.85	6-1-2039	250,000	344,706
Total Capital Canada Limited	2.75	7-15-2023	350,000	361,059
Total Capital International SA	2.13	1-10-2019	500,000	510,235
Total Capital International SA	2.70	1-25-2023	350,000	363,073
Total Capital International SA	2.88	2-17-2022	250,000	259,930
Total Capital International SA	3.70	1-15-2024	500,000	547,223
Total Capital International SA	3.75	4-10-2024	500,000	549,571
Total Capital SA	4.13	1-28-2021	100,000	109,555
Total Capital SA	4.25	12-15-2021	250,000	278,254
Total Capital SA	4.45	6-24-2020	500,000	550,176
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	501,101
TransCanada PipeLines Limited	3.75	10-16-2023	250,000	267,369
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	320,983
TransCanada PipeLines Limited	5.00	10-16-2043	500,000	579,378
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	119,218
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	384,106
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	744,239
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,671,804
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	743,772

				22,634,300

Financials: 2.24%

Banks: 1.48%
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	249,944
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	251,713
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	1,000,000	1,016,386
Australia & New Zealand Banking Group Limited	2.30	6-1-2021	750,000	763,313
Bancolombia SA	5.95	6-3-2021	1,000,000	1,105,000
Bank of Montreal	1.35	8-28-2018	1,000,000	1,000,040
Bank of Montreal	1.40	9-11-2017	1,000,000	1,001,959

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	93

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Bank of Montreal	2.55%	11-6-2022	$1,000,000	$1,027,492
Bank of Nova Scotia	1.38	12-18-2017	500,000	500,510
Bank of Nova Scotia	1.45	4-25-2018	500,000	501,161
Bank of Nova Scotia	1.70	6-11-2018	300,000	301,691
Bank of Nova Scotia	1.95	1-15-2019	750,000	758,204
Bank of Nova Scotia	2.05	10-30-2018	100,000	101,197
Bank of Nova Scotia	2.80	7-21-2021	750,000	780,959
Bank of Nova Scotia	4.38	1-13-2021	500,000	550,190
Barclays Bank plc	5.14	10-14-2020	800,000	864,658
Barclays plc	2.75	11-8-2019	675,000	680,434
Barclays plc	2.88	6-8-2020	300,000	302,387
Barclays plc	3.25	1-12-2021	500,000	509,547
Barclays plc	3.65	3-16-2025	1,500,000	1,491,129
Barclays plc	4.38	1-12-2026	500,000	522,000
Barclays plc	5.20	5-12-2026	500,000	519,962
Barclays plc	5.25	8-17-2045	500,000	575,038
BNP Paribas	2.40	12-12-2018	600,000	609,169
BNP Paribas	2.45	3-17-2019	500,000	509,057
BNP Paribas	2.70	8-20-2018	1,000,000	1,022,412
BNP Paribas	3.25	3-3-2023	500,000	523,566
BNP Paribas	4.25	10-15-2024	400,000	419,014
BNP Paribas	5.00	1-15-2021	1,150,000	1,290,039
BPCE SA	2.50	7-15-2019	1,000,000	1,020,718
BPCE SA	4.00	4-15-2024	500,000	548,318
Canadian Imperial Bank	1.55	1-23-2018	300,000	300,632
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	554,492
CorpBanca SA 144A	3.88	9-22-2019	600,000	628,270
Credit Suisse (New York)	1.75	1-29-2018	1,000,000	1,001,501
Credit Suisse (New York)	3.00	10-29-2021	1,000,000	1,031,571
Credit Suisse (New York)	3.63	9-9-2024	1,500,000	1,573,737
Credit Suisse (New York)	4.38	8-5-2020	1,000,000	1,079,415
Credit Suisse (New York)	5.30	8-13-2019	1,500,000	1,648,241
Credit Suisse (New York)	5.40	1-14-2020	1,500,000	1,644,471
Credit Suisse Group Funding Limited	3.75	3-26-2025	1,000,000	1,001,608
Credit Suisse Group Funding Limited 144A	4.55	4-17-2026	750,000	792,105
Credit Suisse Group Funding Limited	4.88	5-15-2045	500,000	542,031
HSBC Holdings plc	2.95	5-25-2021	1,000,000	1,025,396
HSBC Holdings plc	3.60	5-25-2023	1,000,000	1,034,409
HSBC Holdings plc	3.90	5-25-2026	1,000,000	1,043,261
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,069,565
HSBC Holdings plc	4.25	3-14-2024	1,000,000	1,041,035
HSBC Holdings plc	4.30	3-8-2026	1,000,000	1,075,409
HSBC Holdings plc	4.88	1-14-2022	250,000	277,931
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,115,999
HSBC Holdings plc	5.25	3-14-2044	500,000	571,651
HSBC Holdings plc	6.10	1-14-2042	500,000	679,194
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,285,753
HSBC Holdings plc	6.50	9-15-2037	850,000	1,101,993
HSBC Holdings plc	6.80	6-1-2038	350,000	466,989
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	715,576

94	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Intesa Sanpaolo SpA	3.88%	1-15-2019	$500,000	$513,083
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	549,142
Lloyds Banking Group plc Subordinated	4.65	3-24-2026	2,000,000	2,075,786
Lloyds TSB Bank plc	1.75	5-14-2018	1,750,000	1,748,765
Lloyds TSB Bank plc	2.30	11-27-2018	200,000	202,212
Lloyds TSB Bank plc	2.40	3-17-2020	500,000	506,009
Mitsubishi UFJ Financial Group Incorporated	2.95	3-1-2021	425,000	438,053
Mitsubishi UFJ Financial Group Incorporated	3.85	3-1-2026	750,000	819,320
National Australia Bank Limited	1.88	7-12-2021	500,000	498,385
National Australia Bank Limited	2.30	7-25-2018	500,000	507,457
National Australia Bank Limited	2.50	7-12-2026	750,000	747,257
National Australia Bank Limited	3.00	1-20-2023	350,000	365,775
NIBC Bank NV	4.88	11-19-2019	800,000	876,122
Perrigo Finance Unlimited Company	4.38	3-15-2026	500,000	521,996
Rabobank Nederland NV	1.70	3-19-2018	500,000	502,509
Rabobank Nederland NV	2.25	1-14-2019	500,000	507,750
Rabobank Nederland NV	3.38	5-21-2025	500,000	533,943
Rabobank Nederland NV	3.88	2-8-2022	500,000	546,062
Rabobank Nederland NV	3.95	11-9-2022	750,000	786,710
Rabobank Nederland NV	4.63	12-1-2023	750,000	812,602
Rabobank Nederland NV	5.25	5-24-2041	725,000	938,186
Rabobank Nederland NV	5.75	12-1-2043	1,000,000	1,244,229
Royal Bank of Canada	1.50	1-16-2018	450,000	450,914
Royal Bank of Canada	2.00	12-10-2018	1,500,000	1,516,643
Royal Bank of Canada	2.15	3-15-2019	500,000	508,187
Royal Bank of Canada	2.20	7-27-2018	1,000,000	1,015,093
Royal Bank of Canada	2.50	1-19-2021	500,000	515,123
Royal Bank of Canada	4.65	1-27-2026	500,000	549,908
Royal Bank of Scotland Group plc	4.80	4-5-2026	500,000	523,199
Santander UK plc	2.50	3-14-2019	1,500,000	1,521,731
Santander UK plc	3.05	8-23-2018	500,000	512,253
Santander UK plc	4.00	3-13-2024	750,000	818,224
Skandinaviska Enskilda	2.63	3-15-2021	500,000	515,726
Societe Generale	2.75	10-12-2017	700,000	709,149
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	499,274
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	500,000	507,022
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	508,885
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,045,305
Sumitomo Mitsui Banking Corporation	3.40	7-11-2024	250,000	266,304
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	273,451
Sumitomo Mitsui Financial Group	2.93	3-9-2021	1,500,000	1,548,153
Sumitomo Mitsui Financial Group	3.78	3-9-2026	1,000,000	1,088,261
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	401,555
Svenska Handelsbanken AB	2.25	6-17-2019	500,000	509,166
Svenska Handelsbanken AB	2.45	3-30-2021	750,000	768,735
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,251,960
Toronto Dominion Bank	2.13	7-2-2019	500,000	508,819
Toronto Dominion Bank	2.50	12-14-2020	1,500,000	1,541,553
Toronto Dominion Bank	2.63	9-10-2018	600,000	613,837
Westpac Banking Corporation	1.55	5-25-2018	1,000,000	1,004,938

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	95

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Westpac Banking Corporation	2.10%	5-13-2021	$500,000	$503,547
Westpac Banking Corporation	2.25	1-17-2019	250,000	254,038
Westpac Banking Corporation	2.30	5-26-2020	1,000,000	1,016,953
Westpac Banking Corporation	2.85	5-13-2026	1,000,000	1,020,729

				86,149,430

Capital Markets: 0.11%
Deutsche Bank AG (London)	1.88	2-13-2018	1,500,000	1,492,325
Deutsche Bank AG (London)	2.50	2-13-2019	500,000	500,639
Deutsche Bank AG (London)	2.85	5-10-2019	600,000	601,939
Deutsche Bank AG (London)	3.38	5-12-2021	600,000	599,384
Deutsche Bank AG (London)	3.70	5-30-2024	1,000,000	992,564
Invesco Finance plc	4.00	1-30-2024	250,000	273,771
Invesco Finance plc	5.38	11-30-2043	250,000	302,410
Nomura Holdings Incorporated	2.75	3-19-2019	500,000	511,101
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	409,651
Sasol Financing International Company	4.50	11-14-2022	500,000	502,500

				6,186,284

Diversified Financial Services: 0.59%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	630,852
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	366,752
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	532,271
BHP Billiton Finance USA Limited «	3.85	9-30-2023	1,500,000	1,637,537
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	683,131
BHP Billiton Finance USA Limited	5.00	9-30-2043	500,000	596,995
Burlington Resources Finance Company	7.20	8-15-2031	500,000	654,183
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	362,637
GE Capital International Funding Company	2.34	11-15-2020	6,500,000	6,688,689
GE Capital International Funding Company	3.37	11-15-2025	1,500,000	1,637,948
GE Capital International Funding Company	4.42	11-15-2035	4,013,000	4,593,693
Schlumberger Investment SA	3.65	12-1-2023	604,000	657,475
Shell International Finance BV	1.38	5-10-2019	750,000	749,438
Shell International Finance BV	1.90	8-10-2018	1,000,000	1,012,959
Shell International Finance BV	2.00	11-15-2018	500,000	507,753
Shell International Finance BV	2.13	5-11-2020	750,000	765,323
Shell International Finance BV	2.25	1-6-2023	250,000	251,345
Shell International Finance BV	2.38	8-21-2022	250,000	254,842
Shell International Finance BV	2.88	5-10-2026	1,000,000	1,028,359
Shell International Finance BV	3.25	5-11-2025	1,000,000	1,061,775
Shell International Finance BV	3.40	8-12-2023	250,000	268,548
Shell International Finance BV	3.63	8-21-2042	250,000	247,044
Shell International Finance BV	4.00	5-10-2046	650,000	681,041
Shell International Finance BV	4.13	5-11-2035	500,000	548,017
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,084,896
Shell International Finance BV	4.38	3-25-2020	500,000	547,819
Shell International Finance BV	4.38	5-11-2045	500,000	550,435
Shell International Finance BV	4.55	8-12-2043	500,000	562,788
Shell International Finance BV	5.50	3-25-2040	300,000	374,561

96	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Shell International Finance BV	6.38%	12-15-2038	$850,000	$1,169,298
Syngenta Finance NV	3.13	3-28-2022	500,000	512,956
Tyco International Finance SV	3.90	2-14-2026	500,000	546,840
UBS AG (Stamford)	1.80	3-26-2018	500,000	502,793
UBS AG (Stamford)	2.35	3-26-2020	500,000	511,283
UBS AG (Stamford)	2.38	8-14-2019	1,750,000	1,785,658

				34,567,934

Insurance: 0.06%
AON plc	4.00	11-27-2023	150,000	162,830
AON plc	4.45	5-24-2043	100,000	104,476
AON plc	4.60	6-14-2044	600,000	638,825
Aspen Insurance Holdings Limited	4.65	11-15-2023	200,000	213,225
AXA SA	8.60	12-15-2030	650,000	912,568
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	103,135
Trinity Acquisition plc	4.63	8-15-2023	350,000	374,596
Trinity Acquisition plc	6.13	8-15-2043	350,000	396,372
XLIT Limited	2.30	12-15-2018	350,000	354,505
XLIT Limited	5.25	12-15-2043	200,000	222,720

				3,483,252

Health Care: 0.27%

Health Care Equipment & Supplies: 0.03%
Covidien International Finance SA	3.20	6-15-2022	500,000	528,947
Covidien International Finance SA	6.00	10-15-2017	600,000	632,111
Covidien International Finance SA	6.55	10-15-2037	400,000	564,733

				1,725,791

Pharmaceuticals: 0.24%
Actavis Funding SCS	3.00	3-12-2020	2,150,000	2,222,281
Actavis Funding SCS	3.80	3-15-2025	2,500,000	2,638,238
Actavis Funding SCS	3.85	6-15-2024	500,000	530,941
Actavis Funding SCS	4.75	3-15-2045	1,000,000	1,096,859
Actavis Funding SCS	4.85	6-15-2044	500,000	557,263
AstraZeneca plc	2.38	11-16-2020	500,000	514,510
AstraZeneca plc	4.00	9-18-2042	550,000	588,878
AstraZeneca plc	5.90	9-15-2017	800,000	838,686
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,622,057
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,093,458
Perrigo Company plc	2.30	11-8-2018	295,000	296,484
Perrigo Company plc	4.00	11-15-2023	250,000	257,330
Sanofi Aventis	1.25	4-10-2018	591,000	592,220
Sanofi Aventis	4.00	3-29-2021	700,000	776,719
Teva Pharmaceutical Finance BV	2.95	12-18-2022	500,000	512,565

				14,138,489

Industrials: 0.19%

Industrial Conglomerates: 0.06%
Koninklijke Philips Electronics NV	3.75	3-15-2022	500,000	538,029
Koninklijke Philips Electronics NV	5.00	3-15-2042	500,000	568,217

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	97

Security name	Interest rate	Maturity date	Principal	Value

Industrial Conglomerates (continued)
Koninklijke Philips Electronics NV	5.75%	3-11-2018	$650,000	$692,812
Koninklijke Philips Electronics NV	6.88	3-11-2038	250,000	335,283
Tyco Electronics Group SA	3.45	8-1-2024	200,000	209,041
Tyco Electronics Group SA	4.88	1-15-2021	500,000	556,002
Tyco Electronics Group SA	7.13	10-1-2037	350,000	500,374

				3,399,758

Machinery: 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	247,160
Pentair Finance SA	5.00	5-15-2021	300,000	322,866

				570,026

Road & Rail: 0.06%
Canadian National Railway Company	2.25	11-15-2022	350,000	355,318
Canadian National Railway Company	5.55	3-1-2019	435,000	479,884
Canadian National Railway Company	6.20	6-1-2036	200,000	277,713
Canadian National Railway Company	6.38	11-15-2037	550,000	785,732
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	222,770
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	438,762
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	82,710
Canadian Pacific Railway Company	6.13	9-15-2115	500,000	623,368
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	74,309

				3,340,566

Trading Companies & Distributors: 0.06%
AerCap Ireland Capital Limited	3.75	5-15-2019	825,000	849,239
AerCap Ireland Capital Limited	3.95	2-1-2022	1,100,000	1,141,250
AerCap Ireland Capital Limited	4.50	5-15-2021	850,000	896,750
AerCap Ireland Capital Limited	4.63	10-30-2020	950,000	1,006,881

				3,894,120

Information Technology: 0.11%

Communications Equipment: 0.01%
Ericsson LM	4.13	5-15-2022	400,000	430,056

Internet Software & Services: 0.07%
Alibaba Group Holding Limited	2.50	11-28-2019	1,000,000	1,018,340
Alibaba Group Holding Limited	3.60	11-28-2024	1,000,000	1,050,135
Alibaba Group Holding Limited	4.50	11-28-2034	300,000	330,766
Baidu Incorporated	2.75	6-9-2019	750,000	764,757
Baidu Incorporated	3.25	8-6-2018	576,000	590,265

				3,754,263

Technology Hardware, Storage & Peripherals: 0.03%
Seagate HDD Cayman	4.75	6-1-2023	1,000,000	974,000
Seagate HDD Cayman	4.75	1-1-2025	1,000,000	925,340

				1,899,340

98	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.25%

Chemicals: 0.09%
Agrium Incorporated	3.50%	6-1-2023	$300,000	$311,833
Agrium Incorporated	4.90	6-1-2043	200,000	211,568
Agrium Incorporated	5.25	1-15-2045	400,000	445,239
Agrium Incorporated	6.13	1-15-2041	165,000	201,730
Agrium Incorporated	6.75	1-15-2019	300,000	332,099
LYB International Finance BV	4.88	3-15-2044	500,000	544,639
LyondellBasell Industries NV	4.63	2-26-2055	500,000	501,580
LyondellBasell Industries NV	5.00	4-15-2019	400,000	430,429
LyondellBasell Industries NV	5.75	4-15-2024	500,000	599,238
LyondellBasell Industries NV	6.00	11-15-2021	500,000	583,149
Methanex Corporation	3.25	12-15-2019	100,000	98,893
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	278,385
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	243,726
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	274,943
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	72,942

				5,130,393

Metals & Mining: 0.15%
Barrick Gold Corporation	4.10	5-1-2023	220,000	236,927
Barrick Gold Corporation	5.25	4-1-2042	500,000	547,750
Goldcorp Incorporated	2.13	3-15-2018	100,000	100,257
Goldcorp Incorporated	3.70	3-15-2023	300,000	313,160
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	705,751
Rio Tinto Finance (USA) Limited	2.25	12-14-2018	750,000	761,141
Rio Tinto Finance (USA) Limited «	2.88	8-21-2022	500,000	514,014
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	539,306
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	250,000	257,126
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	250,000	277,338
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	300,000	349,458
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	654,690
Rio Tinto Finance (USA) Limited	9.00	5-1-2019	480,000	570,897
Vale Overseas Limited	4.38	1-11-2022	200,000	194,700
Vale Overseas Limited	4.63	9-15-2020	300,000	304,851
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,238,580
Vale Overseas Limited	6.88	11-10-2039	130,000	127,725
Vale Overseas Limited	8.25	1-17-2034	300,000	336,660
Vale SA	5.63	9-11-2042	750,000	645,525

				8,675,856

Paper & Forest Products: 0.01%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	538,049
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	399,186

				937,235

Telecommunication Services: 0.38%

Diversified Telecommunication Services: 0.21%
British Telecommunications plc	5.95	1-15-2018	250,000	265,614
British Telecommunications plc	9.38	12-15-2030	650,000	1,060,740

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio	99

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Service (continued)
Deutsche Telekom International Finance BV	6.00%	7-8-2019	$500,000	$561,195
Deutsche Telekom International Finance BV	8.75	6-15-2030	830,000	1,297,340
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	824,809
France Telecom SA	5.38	7-8-2019	600,000	663,279
France Telecom SA	5.38	1-13-2042	500,000	617,495
France Telecom SA	9.00	3-1-2031	925,000	1,482,647
Orange SA	2.75	2-6-2019	1,000,000	1,028,761
Royal KPN NV	8.38	10-1-2030	375,000	521,697
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	512,823
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	336,806
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	493,522
Telefonica Emisiones SAU	7.05	6-20-2036	1,050,000	1,408,148
Telefonica Europe BV	8.25	9-15-2030	420,000	616,034
Telefonica SA	5.88	7-15-2019	645,000	717,086

				12,407,996

Wireless Telecommunication Services: 0.17%
America Movil SAB de CV	3.13	7-16-2022	500,000	516,973
America Movil SAB de CV	4.38	7-16-2042	500,000	525,519
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,104,301
America Movil SAB de CV	5.63	11-15-2017	450,000	472,279
America Movil SAB de CV	6.13	11-15-2037	100,000	124,550
America Movil SAB de CV	6.38	3-1-2035	565,000	723,518
Rogers Communications Incorporated	3.00	3-15-2023	200,000	208,560
Rogers Communications Incorporated	4.50	3-15-2043	200,000	221,036
Rogers Communications Incorporated	5.00	3-15-2044	1,000,000	1,195,552
Rogers Communications Incorporated	6.80	8-15-2018	750,000	823,763
Vodafone Group plc	1.25	9-26-2017	250,000	249,951
Vodafone Group plc	1.50	2-19-2018	500,000	499,924
Vodafone Group plc	2.50	9-26-2022	500,000	505,806
Vodafone Group plc	2.95	2-19-2023	600,000	621,412
Vodafone Group plc	4.38	2-19-2043	500,000	512,320
Vodafone Group plc	4.63	7-15-2018	180,000	190,146
Vodafone Group plc	5.45	6-10-2019	400,000	440,213
Vodafone Group plc	6.25	11-30-2032	300,000	369,405
Vodafone Group plc	7.88	2-15-2030	250,000	341,688

				9,646,916

Utilities: 0.01%

Electric Utilities: 0.00%
Scottish Power Limited	5.81	3-15-2025	150,000	174,475

Independent Power & Renewable Electricity Producers: 0.01%
TransAlta Corporation	6.50	3-15-2040	90,000	81,848
TransAlta Corporation	6.90	5-15-2018	200,000	209,352

				291,200

Water Utilities: 0.00%
United Utilities Group plc	5.38	2-1-2019	250,000	268,558

Total Yankee Corporate Bonds and Notes (Cost $218,120,030)				231,245,260

100	Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds: 0.03%
Ukraine Government Aid	1.84%	5-16-2019	$2,000,000	$2,026,706

Total Yankee Government Bonds (Cost $2,000,727)				2,026,706

	Yield		Shares
Short-Term Investments: 3.32%

Investment Companies: 3.32%
Securities Lending Cash Investments LLC (l)(r)(u)	0.51		4,562,280	4,562,280
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.32		188,973,592	188,973,592

Total Short-Term Investments (Cost $193,535,872)				193,535,872

Total investments in securities (Cost $5,676,096,739) *	102.15%	5,953,271,479
Other assets and liabilities, net	(2.15)	(125,420,626)

Total net assets	100.00%	$5,827,850,853

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

±	Variable rate investment. The rate shown is the rate in effect at period end.

@	Foreign bond principal is denominated in the local currency of the issuer.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $5,679,627,115 and unrealized gains (losses) consists of:

Gross unrealized gains	$332,449,793
Gross unrealized losses	(58,805,429)

Net unrealized gains	$273,644,364

The following table shows the percent of total long-term investments by geographic location as of August 31, 2016:

United States	70.89%
Japan	11.92
United Kingdom	3.64
France	2.69
Italy	2.42
Germany	1.86
Spain	1.38
Canada	1.26
Netherlands	1.05
Other	2.89

100.00%

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	1

Security name	Shares	Value

Common Stocks: 97.02%

Consumer Discretionary: 13.31%

Auto Components: 0.67%
Aisin Seiki Company Limited	29,100	$1,373,928
Akebono Brake Industry Company Limited †	22,700	41,027
Autoliv Incorporated «	49,222	5,226,392
Bharat Forge Limited	28,151	357,426
Bosch Limited	2,730	985,189
Bridgestone Corporation	100,100	3,439,380
Calsonic Kansei Corporation	25,000	196,443
Cheng Shin Rubber Industry Company Limited	588,369	1,249,778
Cie Generale des Establissements Michelin	18,498	1,966,382
Continental AG	10,150	2,127,370
Cooper Tire & Rubber Company	68,804	2,338,648
Daido Metal Company Limited	7,000	79,157
Dana Holding Corporation	172,141	2,482,273
Delphi Automotive plc	32,768	2,315,387
Denso Corporation	76,600	3,162,762
Exedy Corporation	6,200	153,524
Exide Industries Limited	78,617	217,526
Faurecia	2,059	82,188
FCC Company Limited	4,800	96,032
Futaba Industrial Company Limited	6,100	28,653
GKN plc	150,914	616,317
Halla Holdings Corporation	1,219	83,089
Hankook Tire Company Limited	12,415	621,307
Hanon Systems	25,350	266,004
Hi-Lex Corporation	5,800	152,309
Hota Industrial Manufacturing Company Limited	60,000	311,057
Hyundai Mobis	11,126	2,599,393
Hyundai Wia Corporation	3,195	260,758
Keihin Corporation	6,400	98,290
Kenda Rubber Industrial Company Limited	190,188	300,892
Koito Manufacturing Company Limited	18,900	899,652
Kumho Tire Company Incorporated †	22,990	204,951
KYB Corporation	38,000	154,255
Leoni AG	4,204	155,382
Linamar Corporation	2,422	99,953
Magna International Incorporated	34,700	1,397,367
Mando Corporation	1,330	311,924
Martinrea International Incorporated	3,001	19,154
Mitsuba Corporation	8,000	110,028
Motherson Sumi Systems Limited	88,861	427,984
Musashi Seimitsu Industry Company Limited	4,100	82,345
Nan Kang Rubber Tire Company Limited	148,145	136,797
NGK Spark Plug Company Limited	27,600	516,175
NHK Spring Company Limited	35,900	337,956
Nifco Incorporated	7,000	352,486
Nippon Seiki Company Limited	10,000	188,566
Nissin Kogyo Company Limited	5,400	78,600

2	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Auto Components (continued)
NOK Corporation	19,200	$389,697
Nokian Renkaat Oyj	13,330	481,308
Pacific Industrial Company Limited	10,300	117,271
Plastic Omnium SA	6,187	197,411
Press Kogyo Company Limited	13,000	55,787
Riken Corporation	14,000	45,465
Sanden Corporation	27,000	76,983
Showa Corporation	13,400	79,521
Somboon Advance Technology PCL	70	28
Stanley Electric Company Limited	23,000	587,532
Sumitomo Riko Company Limited	6,500	60,499
Sumitomo Rubber Industries Limited	30,400	450,719
Tachi-S Company Limited	5,700	94,757
Takata Corporation †	7,500	29,430
Tenedora Nemak SA de CV 144A	158,018	178,968
Tenneco Automotive Incorporated †	74,500	4,159,335
The Goodyear Tire & Rubber Company	140,200	4,114,870
Tokai Rika Company Limited	8,200	162,074
Tong Yang Industry Company Limited	100,374	202,137
Topre Corporation	6,800	133,549
Toyo Tire & Rubber Company Limited	18,000	253,129
Toyoda Gosei Company Limited	10,900	250,943
Toyota Boshoku Corporation	12,100	276,581
Toyota Industries Corporation	30,700	1,468,758
TPR Company Limited	5,200	132,884
TS Tech Company Limited	7,600	176,365
Unipres Corporation	6,700	119,540
Valeo SA	23,457	1,213,800
Visteon Corporation	43,514	3,076,440
Xinyi Automobile Glass Hong Kong Enterprises Limited †	18	4
Xinyi Glass Holdings Limited	149	128
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	19,500	316,817
Yorozu Corporation	3,500	44,720

		57,649,906

Automobiles: 1.21%
Bajaj Auto	25,817	1,148,215
Bayerische Motoren Werke AG	30,555	2,658,782
Brilliance China Automotive Holdings Limited	880,000	1,006,194
BYD Company Limited H Shares †«	218,000	1,517,489
China Motor Company Limited	198,150	147,065
Daimler AG	92,366	6,396,082
Dongfeng Motor Group Company Limited H Shares	748,000	799,340
Ferrari NV	8,301	400,004
Fiat Chrysler Automobiles NV	83,018	573,672
Ford Motor Company	424,201	5,344,933
Ford Otomotiv Sanayi AS	14,299	155,104
Fuji Heavy Industries Limited	96,400	3,818,172
Geely Automobile Holdings Limited	1,395,000	1,118,510

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	3

Security name	Shares	Value

Automobiles (continued)
General Motors Company	151,493	$4,835,657
Ghabbour Auto †	25,801	6,886
Hero Honda Motors Limited	29,463	1,557,993
Honda Motor Company Limited	261,500	8,011,936
Honda Motor Company Limited ADR	25	770
Hyundai Motor Company	24,353	2,904,887
Isuzu Motors Limited	93,700	1,078,141
Kia Motors Corporation	43,683	1,643,499
Mahindra & Mahindra Limited	74,466	1,597,400
Mahindra & Mahindra Limited GDR	10,726	232,218
Maruti Suzuki India Limited	36,529	2,756,530
Mazda Motor Corporation	89,900	1,481,897
Mitsubishi Motors Corporation	111,400	509,276
Nissan Motor Company Limited	375,600	3,684,666
Nissan Shatai Company Limited	11,700	106,410
Oriental Holdings Bhd	46,320	77,666
Peugeot SA †	32,543	480,069
PT Astra International Tbk	6,419,940	3,944,403
Renault SA	19,824	1,621,081
Suzuki Motor Corporation	64,500	2,137,636
Tata Motors Limited	222,094	1,783,186
Tata Motors Limited ADR	10,643	433,915
Tata Motors Limited Class A (Differential Voting Rights)	132,940	681,970
Tesla Motors Incorporated †«	20,300	4,303,803
Thor Industries Incorporated	59,620	4,838,163
Tofas Turk Otomobil Fabrikasi AS	25,253	185,804
Toyota Motor Corporation	428,100	25,810,543
UMW Holdings Bhd	137,800	189,261
Volkswagen AG	3,151	458,504
Yamaha Motor Company Limited	45,300	928,198
Yulon Motor Company Limited	230,929	199,776

		103,565,706

Distributors: 0.26%
Canon Marketing Japan Incorporated	7,900	138,583
D’ieteren SA NV	1,530	73,880
DOSHISHA Company Limited	4,400	83,692
Genuine Parts Company	80,400	8,266,728
Imperial Holdings Limited	47,334	507,789
Inchcape plc	38,717	356,651
Jardine Cycle & Carriage Limited	21,598	673,724
LKQ Corporation †	173,800	6,272,442
Paltac Corporation	4,300	89,354
Pool Corporation	55,300	5,578,111
Uni-Select Incorporated	864	20,286

		22,061,240

Diversified Consumer Services: 0.18%
AA plc	52,430	186,028
Apollo Education Group Incorporated †	134,600	1,193,902

4	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Diversified Consumer Services (continued)
Benesse Corporation	14,400	$332,078
DeVry Incorporated «	75,300	1,734,912
Dignity plc	4,665	164,724
Educomp Solutions Limited †	5,295	1,012
Enercare Incorporated	9,800	136,530
Grand Canyon Education Incorporated †	66,720	2,770,882
H&R Block Incorporated	116,111	2,514,964
Houghton Mifflin Harcourt Company †	138,512	2,209,266
InvoCare Limited	18,207	184,043
Navitas Limited	46,793	182,870
New Oriental Education & Technology Group Incorporated	38,053	1,502,332
Raffles Education Corporation Limited	55,177	8,100
Sotheby’s «	64,700	2,565,355

		15,686,998

Hotels, Restaurants & Leisure: 2.01%
Accor SA	17,394	656,665
Accordia Golf Company Limited	9,600	96,311
Ajisen China Holdings Limited	200	80
Amax International Holdings Limited †	6,262	371
Amaya Incorporated †	9,782	146,872
Aramark	120,840	4,583,461
Ardent Leisure Group	63,264	120,292
Aristocrat Leisure Limited	88,978	1,009,759
Autogrill SpA	9,260	79,431
Banyan Tree Holdings Limited †	13,000	4,198
Berjaya Land Bhd †	408,500	65,473
Berjaya Sports Toto Bhd	168,499	139,187
Brinker International Incorporated	72,300	3,883,233
Buffalo Wild Wings Incorporated †	24,400	3,957,680
Cafe de Coral Holdings Limited	52,000	181,990
Carnival Corporation	45,600	2,179,680
Carnival plc	20,101	964,496
Chipotle Mexican Grill Incorporated †	5,594	2,314,406
Choice Hotels International Incorporated	49,840	2,416,742
Colowide Company Limited	10,000	171,362
Compass Group plc	155,707	2,948,408
Cracker Barrel Old Country Store Incorporated «	31,400	4,776,254
Crown Limited	59,986	591,933
Darden Restaurants Incorporated	59,900	3,692,236
Domino’s Pizza Enterprises Limited	9,110	518,221
Domino’s Pizza Group plc	44,042	207,507
Domino’s Pizza Incorporated	66,800	9,991,276
Doutor Nichires Holdings Company Limited	5,200	91,973
Egyptian Resorts Company †	16,982	1,530
Flight Centre Limited	11,645	322,504
Formosa International Hotels Corporation	19,491	110,568
Fresh Express Delivery Holding Group Company Limited †	1,669	155
Fuji Kyuko Company Limited	10,000	107,573
Fujita Kanko Incorporated	12,000	43,841

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	5

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Galaxy Entertainment Group Limited	385,000	$1,253,134
Genting Bhd	624,500	1,201,110
Genting Malaysia Bhd	1,046,115	1,145,297
Genting Singapore plc	1,113,320	588,345
Grand Korea Leisure Company Limited	4,800	112,359
Great Canadian Gaming Corporation †	676	11,232
Greene King plc	29,029	309,720
GVC Holdings plc	13,541	122,602
H.I.S. Company Limited	6,500	163,592
Hana Tour Service Incorporated	1,564	100,994
Hilton Worldwide Holdings Incorporated	101,213	2,415,954
Hong Kong & Shanghai Hotels Limited	96,806	98,833
Hotel Properties Limited	32,000	79,621
Hyatt Hotels Corporation Class A †	15,414	824,341
Imperial Hotel Limited	6,400	130,394
InterContinental Hotels Group plc	21,940	939,510
J D Wetherspoon plc	8,168	95,192
J. Alexander’s Holdings Incorporated †	20,074	200,138
Jack in the Box Incorporated	42,200	4,197,212
Jollibee Foods Corporation	94,580	497,309
Kangwon Land Incorporated	17,620	623,416
Kisoji Company Limited	3,500	72,020
Kyoritsu Maintenance Company Limited	2,100	137,003
Ladbrokers plc	95,658	193,068
Las Vegas Sands Corporation	70,555	3,542,567
Macau Legend Development Limited †	840,000	119,110
Magnum Bhd	221,370	127,183
Marriott International Incorporated Class A «	36,800	2,624,944
Marston’s plc	50,669	96,943
McDonald’s Corporation	158,914	18,379,993
McDonald’s Holdings Company Japan Limited	9,700	267,754
Melco Crown Entertainment Limited ADR «	32,470	421,461
Melco International Development Limited	180,000	186,090
Merlin Entertainment plc 144A	50,120	315,978
MGM China Holdings Limited	177,200	272,737
MGM Resorts International †	269,700	6,443,133
Millennium & Copthorne Hotels plc	18,690	106,123
Minor International PCL	486,956	580,287
Miramar Hotel & Investment Company Limited	48,000	84,274
Mitchells & Butlers plc	19,207	64,845
MOS Food Services Incorporated	4,700	135,960
Norwegian Cruise Line Holdings Limited †	87,062	3,124,655
Ohsho Food Service Corporation	1,600	61,470
OPAP SA	58,349	489,442
Oriental Land Company Limited	33,600	1,967,645
Paddy Power Betfair plc	3,017	362,898
Paddy Power plc	3,683	440,194
Panera Bread Company Class A †	30,049	6,525,140
Paradise Company Limited	11,315	169,979
Plenus Company Limited	4,100	68,079

6	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Resorttrust Incorporated	14,700	$313,138
Restaurant Brands International Incorporated	19,733	941,508
Restaurant Group plc	15,681	76,703
Round One Corporation	8,500	59,561
Royal Caribbean Cruises Limited	95,470	6,788,872
Royal Holdings Company Limited	5,300	86,212
Saint Marc Holdings Company Limited	2,400	61,400
Saizeriya Company Limited	4,700	98,166
Sands China Limited	395,123	1,553,487
Shangri-La Asia Limited	274,166	296,871
Six Flags Entertainment Corporation	105,419	5,141,285
SJM Holdings Limited	390,000	245,335
SKYCITY Entertainment Group Limited	125,099	454,767
Skylark Company Limited	17,100	212,541
Sodexho Alliance SA	9,330	1,080,783
SSP Group plc	80,582	344,855
Star Entertainment Group Limited	140,622	623,539
Starbucks Corporation	265,200	14,912,196
Tabcorp Holdings Limited	160,020	597,707
Tatts Group Limited	233,609	668,918
The Cheesecake Factory Incorporated	63,600	3,269,676
The Wendy’s Company	248,114	2,528,282
Thomas Cook Group plc †	117,612	107,492
Tokyo Dome Corporation	18,000	162,142
Tokyotokeiba Company Limited	32,000	61,857
TUI AG	12,319	171,765
TUI AG - BATS Exchange	24,427	340,971
Unibet Group plc	36,544	326,993
Vail Resorts Incorporated	47,720	7,560,280
Whitbread plc	16,280	891,893
William Hill plc	82,355	344,116
Wyndham Worldwide Corporation	63,100	4,466,849
Wynn Macau Limited	273,600	380,904
Wynn Resorts Limited «	45,837	4,094,161
Yoshinoya D&C Company Limited	11,800	160,238
Yum! Brands Incorporated	43,700	3,964,027
Zensho Company Limited	13,100	224,864

		172,481,302

Household Durables: 1.10%
Alpine Electronics Incorporated	7,900	95,061
Altek Corporation	436	314
Arcelik AS	78,008	558,133
Barratt Developments plc	86,863	563,477
Bellway plc	9,497	290,574
Berkeley Group Holdings plc	11,306	396,698
Bonava AB B Shares †	8,600	103,674
Bovis Homes Group plc	9,917	116,682
Casio Computer Company Limited	39,600	559,180
Chofu Seisakusho Company Limited	3,500	83,386

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	7

Security name	Shares	Value

Household Durables (continued)
Coway Company Limited	8,430	$630,549
Crest Nicholson Holdings plc	42,434	259,164
D.R. Horton Incorporated	184,676	5,920,713
Dorel Industries Incorporated Class B	2,467	70,413
Electrolux AB Class B	25,871	673,925
Forbo Holding AG	129	177,194
Foster Electric Company Limited	4,400	77,058
Fujitsu General Limited	9,000	183,018
Garmin Limited	61,100	2,998,788
GoPro Incorporated Class A †«	111,691	1,636,273
GUD Holdings Limited	7,917	59,738
Haier Electronics Group Company	470,000	786,408
Hanssem Company Limited	1,940	255,767
Harman International Industries Incorporated	38,970	3,300,369
Haseko Corporation	44,800	423,904
Husqvarna AB Class A	1	9
Husqvarna AB Class B	37,065	320,614
Iida Group Holdings Company	25,700	481,386
JM AB	8,886	225,766
JVC Kenwood Holdings Incorporated	26,300	61,769
Leggett & Platt Incorporated	70,719	3,711,333
Lennar Corporation Class A	103,471	4,894,178
Lennar Corporation Class B	1,900	72,181
LG Electronics Incorporated	17,628	814,208
Mohawk Industries Incorporated †	36,200	7,702,636
Newell Rubbermaid Incorporated	247,742	13,150,145
Nikon Corporation «	59,000	866,196
NVR Incorporated †	2,034	3,430,951
Panahome Corporation	11,000	81,332
Panasonic Corporation	338,010	3,466,183
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	749,573
Pioneer Corporation †	54,900	120,449
Pulte Homes Incorporated	165,500	3,536,735
Rinnai Corporation	5,700	534,384
Sangetsu Company Limited	9,300	164,221
SEB SA	3,036	404,010
Sekisui Chemical Company Limited	68,900	962,929
Sekisui House Limited	93,200	1,500,712
Sharp Corporation †«	269,000	371,788
Skyworth Digital Holdings Limited	144	107
Sony Corporation	182,294	5,858,286
Starts Corporation Incorporated	5,200	89,309
Steinhoff International Holdings H Shares	949,758	5,699,065
Sumitomo Foresting Company Limited	24,600	332,866
Tamron Company Limited	4,000	61,663
Taylor Woodrow plc	300,372	636,221
Techtronic Industries Company Limited	217,000	879,743
Tempur-Pedic International Incorporated †	80,300	6,297,126
Token Corporation	1,340	98,818

8	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Household Durables (continued)
Toll Brothers Incorporated †	93,800	$2,916,242
Tupperware Brands Corporation	60,300	3,951,459
Welling Holding Limited	800	146
Zojirushi Corporation «	6,800	106,405

		94,771,604

Internet & Catalog Retail: 1.35%
Amazon.com Incorporated †	70,127	53,938,883
Askul Corporation	4,000	144,010
ASOS plc †	4,799	285,472
CJ O Shopping Company Limited	949	134,818
Ctrip.com International Limited ADR †«	96,068	4,548,820
Expedia Incorporated	66,712	7,279,613
Groupon Incorporated †«	588,300	3,135,639
GS Home Shopping Incorporated	834	117,583
Home Retail Group plc	62,866	131,836
HSN Incorporated	45,387	1,896,269
Hyundai Home Shopping Network Corporation	1,833	202,205
JD.com Incorporated ADR †	240,645	6,114,789
Liberty Interactive Corporation Series A †	252,900	5,343,777
Liberty TripAdvisor Holdings Incorporated Class A †	96,300	2,004,003
N Brown Group plc	13,911	37,247
Netflix Incorporated †	77,582	7,560,366
Ocado Group plc †«	44,034	176,130
Rakuten Incorporated	131,400	1,656,073
Senshukai Company Limited	7,500	50,089
Shutterfly Incorporated †	49,300	2,475,846
Start Today Company Limited	8,700	404,035
The Priceline Group Incorporated †	8,996	12,744,903
TripAdvisor Incorporated †	64,201	3,916,261
Vipshop Holdings Limited ADR †	89,052	1,260,976
Zalando SE 144A†	12,774	488,519

		116,048,162

Leisure Products: 0.34%
Amer Sports Oyj	13,925	419,381
Bandai Namco Holdings Incorporated	32,700	893,154
Fields Corporation	2,900	35,933
Giant Manufacturing Company Limited	113,687	732,702
Hasbro Incorporated	62,721	5,126,815
Heiwa Corporation	9,000	193,022
Mattel Incorporated	190,495	6,311,099
Merida Industry Company Limited	47,250	192,839
Mizuno Corporation	17,000	82,318
Polaris Industries Incorporated «	33,156	2,872,636
Sankyo Company Limited	7,900	274,112
Sega Sammy Holdings Incorporated	30,200	412,435
Shimano Incorporated	12,400	1,802,503
The Brunswick Corporation	119,470	5,494,425

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	9

Security name	Shares	Value

Leisure Products (continued)
Tomy Company Limited	14,100	$126,466
Universal Entertainment Corporation †	2,500	76,475
Vista Outdoor Incorporated †	83,224	3,313,980
Yamaha Corporation	26,700	865,786

		29,226,081

Media: 2.08%
Aimia Incorporated	16,463	101,937
Alibaba Pictures Group Limited †	3,700,000	763,128
Altice NV Class A	24,543	408,594
Altice NV Class B †	8,181	136,016
AMC Networks Incorporated Class A †	37,462	2,035,685
Asatsu-DK Incorporated	5,100	125,005
Astro Malaysia Holdings Bhd	902,400	656,412
Avex Group Holdings Incorporated	7,200	93,249
Axel Springer AG	4,131	210,398
BEC World PCL	121,700	78,753
Cable One Incorporated	5,576	3,017,285
Charter Communications Incorporated Class A †	123,007	31,638,630
Cheil Worldwide Incorporated	13,120	187,092
Cinemark Holdings Incorporated	127,500	4,927,875
Cineplex Incorporated	8,140	308,245
Cineworld Group plc	18,075	135,528
CJ CGV Company Limited	2,020	149,462
CJ E&M Corporation	3,006	187,370
Cogeco Communications Incorporated	1,258	60,866
Corus Entertainment Incorporated Class B «	12,391	116,124
CTS Eventim AG & Company KGaA	4,511	156,539
CyberAgent Incorporated	7,300	395,815
Cyfrowy Polsat SA †	97,742	615,209
Daiichikosho Company Limited	6,700	259,349
Daily Mail & General Trust plc Class A	23,399	221,844
Dentsu Incorporated	36,600	2,012,797
Discovery Communications Incorporated Class A †	92,102	2,349,522
Discovery Communications Incorporated Class C †	131,948	3,274,949
DISH Network Corporation Class A †	27,070	1,359,726
eSun Holdings Limited †	3,000	286
Eutelsat Communications SA	15,183	295,108
Event Hospitality and Entertainment Limited	22,965	259,926
Fairfax Media Limited	382,378	283,066
Fuji Television Network Incorporated	8,900	109,417
Gannett Company Incorporated	156,499	1,867,033
GFK SE	2,287	74,363
Grupo Televisa SA	590,602	3,222,353
Hakuhodo DY Holdings Incorporated	42,500	461,702
Havas SA	34,495	288,312
IMAX Corporation †	5,455	166,323
Informa plc	60,450	562,406
Ipsos	1,688	55,432
ITV plc	319,668	842,482

10	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Media (continued)
JC Decaux SA	5,375	$184,663
Kadokawa Dwango Corporation	4,900	60,288
Lagardere SCA	10,820	263,892
Liberty Broadband Corporation Class A †	35,428	2,389,619
Liberty Broadband Corporation Class C †	86,366	5,918,662
Liberty Global plc Class A	54,958	1,739,421
Liberty Global plc Class C	126,329	3,894,723
Liberty Latin America and Caribbean Group Class A †	23,705	666,822
Liberty Latin America and Caribbean Group Class C †	53,670	1,532,815
Lions Gate Entertainment Corporation «	58,600	1,228,256
Live Nation Incorporated †	89,455	2,390,238
M6 Metropole Television SA	5,835	103,520
Madison Square Garden Company Class A †	26,287	4,748,747
Mediaset Espana Comunicacion SA	15,943	192,152
Mediaset SpA	67,736	214,277
Meredith Corporation	49,800	2,641,392
Modern Times Group Class B	4,115	103,444
MSG Networks Incorporated Class A	36,900	645,012
Naspers Limited	119,631	19,577,757
New York Times Company Class A	162,087	2,097,406
News Corporation Class A	221,380	3,112,603
News Corporation Class B	61,266	884,068
Nippon Television Network Corporation	10,000	161,504
NOS SGPS	7,553	51,173
Omnicom Group Incorporated	128,700	11,084,931
Pearson plc	78,175	888,483
ProSiebenSat.1 Media AG	20,366	875,978
PT Media Nusantara Citra Tbk	1,052,000	152,268
Publicis Groupe SA	17,005	1,262,336
Quebecor Incorporated Class B	6,882	210,490
REA Group Limited	7,600	334,768
Regal Entertainment Group Class A «	89,393	1,911,222
RTL Group	1,962	165,452
Schibsted ASA Class A	8,244	261,782
Schibsted ASA Class B	8,244	238,433
Scripps Networks Interactive Incorporated Class A	52,764	3,343,655
SES SA	43,074	989,286
Seven West Media Limited	254,688	149,300
Shaw Communications Incorporated Class B	37,500	750,057
Shochiku Company Limited	20,000	214,372
Sinclair Broadcast Group Incorporated Class A	91,674	2,610,876
Singapore Press Holdings Limited	289,000	799,684
Sirius XM Holdings Incorporated †	401,788	1,663,402
SKY Network Television Limited	62,990	222,129
Sky Perfect JSAT Holdings Incorporated	21,100	95,849
Sky plc	92,582	1,032,163
SM Entertainment Company †	3,747	91,743
Societe Television Francaise 1 SA	10,997	107,259
Starz Incorporated Class A †	94,146	2,936,414
Sun TV Network Limited	19,075	134,553

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	11

Security name	Shares	Value

Media (continued)
Technicolor	26,745	$173,537
Tegna Incorporated	126,571	2,564,328
Telenet Group Holding NV †	5,930	278,112
Television Broadcasts Limited	55,000	196,389
Time Incorporated	135,071	1,904,501
Toei Company Limited	16,000	120,466
Toho Company Limited Tokyo	21,500	626,516
Tokyo Broadcasting System Incorporated	5,700	78,284
Tribune Media Company Class A	93,147	3,547,038
TV Asahi Corporation	3,800	60,747
Twenty-First Century Fox Incorporated Class A	198,623	4,874,208
Twenty-First Century Fox Incorporated Class B	83,197	2,067,445
United Business Media plc	31,206	281,725
Viacom Incorporated	1,244	56,216
Viacom Incorporated Class B	41,563	1,676,651
Vivendi SA	113,848	2,207,117
Wolters Kluwer NV	33,251	1,395,505
WPP plc	120,952	2,789,020
Zee Entertainment Enterprises Limited	153,249	1,234,550
Zenrin Company Limited	5,000	80,559

		178,013,866

Multiline Retail: 0.51%
Aeon Company Bhd	165,600	111,475
B&M European Value Retail SA	75,912	274,529
Canadian Tire Corporation Limited Class A	7,500	768,244
Debenhams plc	147,783	117,601
Dollar General Corporation	51,400	3,773,274
Dollar Tree Incorporated †	135,586	11,212,962
Dollarama Incorporated	12,916	954,370
Don Quijote Company Limited	16,800	548,823
Far Eastern Department Stores Company Limited	185,584	97,674
Fuji Company Limited	5,100	92,965
H2O Retailing Corporation	14,100	191,879
Harvey Norman Holdings Limited	101,944	412,194
Hudson’s Bay Company	10,727	147,973
Hyundai Department Store Company Limited	3,673	413,418
Isetan Mitsukoshi Holdings Limited	58,100	528,973
Izumi Company Limited	6,700	262,910
J.Front Retailing Company Limited	39,100	441,394
Kintetsu Department Store Company Limited †	27,000	89,248
Kohl’s Corporation	102,033	4,528,225
Lifestyle China Group Limited †	119,500	32,811
Lifestyle International Holdings Limited	119,500	180,231
Lotte Shopping Company Limited	2,095	381,422
Macy’s Incorporated	36,812	1,331,858
Marks & Spencer Group plc	149,257	675,601
Marui Company Limited	38,500	469,226
Matsuya Company Limited	9,600	67,826
Metro Holdings Limited	163,200	107,806

12	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Multiline Retail (continued)
Myer Holdings Limited «	108,425	$111,230
New World Department Store China Limited	150,000	20,109
Next plc	15,421	1,118,817
Nordstrom Incorporated «	73,000	3,683,580
PT Matahari Department Store Tbk	650,500	980,776
Ryohin Keikaku Company Limited	3,900	703,368
SACI Falabella	339,045	2,396,294
Seria Company Limited	3,000	198,328
Shinsegae Company Limited	1,463	267,014
Takashimaya Company Limited	52,000	380,457
Target Corporation	63,700	4,471,103
Warehouse Group Limited	10,254	21,502
Woolworths Holdings Limited	273,894	1,502,300

		44,069,790

Specialty Retail: 2.41%
ABC-Mart Incorporated	4,200	263,857
Abercrombie & Fitch Company Class A	89,100	1,580,634
Adastria Company Limited	5,000	111,342
Advance Auto Parts Incorporated	41,796	6,577,854
Alpen Company Limited	2,900	52,162
American Eagle Outfitters Incorporated	198,202	3,674,665
AOKI Holdings Incorporated	6,600	68,064
Aoyama Trading Company Limited	7,100	230,571
Asbury Automotive Group Incorporated †	31,680	1,701,850
Autobacs Seven Company Limited	11,400	157,891
AutoNation Incorporated †	43,700	2,069,195
AutoZone Incorporated †	5,400	4,005,720
BCA Marketplace plc	73,329	191,139
Best Buy Company Incorporated	157,219	6,049,787
BIC Camera Incorporated	22,100	174,297
Burlington Stores Incorporated †	94,228	7,653,198
Cabela’s Incorporated †	62,400	3,056,976
CarMax Incorporated †	110,200	6,496,290
Chico’s FAS Incorporated	175,995	2,231,617
Chiyoda Company Limited	4,900	103,053
Chow Sang Sang Holdings International Limited	81,000	154,116
Chow Tai Fook Jewellery Company Limited «	230,800	161,254
CST Brands Incorporated	90,669	4,334,885
DCM Holdings Company Limited «	16,300	124,142
Dixons Carphone plc	119,075	579,639
Dufry Group Register Shares †	3,543	414,260
Edion Corporation	14,400	113,012
Esprit Holdings Limited †	355,658	314,508
Fast Retailing Company Limited «	9,300	3,266,438
FF Group	17,878	432,742
Fielmann AG	1,552	121,390
Foot Locker Incorporated	72,035	4,728,377
Gamestop Corporation Class A «	124,300	3,528,877
Geo Holdings Corporation	5,700	72,555

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	13

Security name	Shares	Value

Specialty Retail (continued)
Giordano International Limited	338,000	$194,324
GNC Holdings Incorporated Class A	91,145	1,916,779
Group 1 Automotive Incorporated	30,700	1,821,738
Guess? Incorporated	84,100	1,398,583
Halfords Group plc	10,381	47,398
Hennes & Mauritz AB Class B	89,703	2,734,895
Hikari Tsushin Incorporated	3,600	323,588
Home Product Center PCL	1,192,700	375,567
Hotai Motor Company Limited	116,000	1,283,182
Hotel Shilla Company Limited	5,410	328,967
IDOM Incorporated	11,100	66,193
Industria de Diseno Textil SA	100,857	3,573,593
JB Hi-Fi Limited	17,769	396,489
JIN Company Limited «	2,300	105,591
Joshin Denki Company Limited	10,000	82,153
Joyful Honda Company Limited	6,900	166,790
Jumbo SA	24,601	300,481
K’s Holdings Corporation	13,400	211,494
Kingfisher plc	235,574	1,147,975
Kohnan Shoji Company Limited	4,900	89,082
Komeri Company Limited	6,500	150,776
L Brands Incorporated	48,815	3,720,191
Lithia Motors Incorporated Class A	33,900	2,805,903
LOTTE Himart Company Limited	2,142	84,527
Luk Fook Holdings International Limited	65,000	148,307
Mr. Price Group Limited	65,912	827,016
Nafco Company Limited	1,400	22,083
Nishimatsuya Chain Company Limited	8,400	115,448
Nitori Company Limited	12,100	1,226,782
O’Reilly Automotive Incorporated †	55,606	15,566,900
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	17
Premier Investments Limited	16,893	208,721
Restoration Hardware Holdings Incorporated †«	53,768	1,813,595
Ross Stores Incorporated	231,488	14,407,813
Sa Sa International Holdings Limited	188,740	78,342
Sally Beauty Holdings Incorporated †	201,900	5,495,718
Sanrio Company Limited «	8,800	163,727
Shimachu Company Limited	7,100	158,586
Shimamura Company Limited	3,500	404,920
Signet Jewelers Limited	43,600	3,574,328
Sports Direct International plc †	23,788	92,868
Staples Incorporated	336,345	2,879,113
Super Cheap Auto Group Limited	27,099	224,029
The Foschini Limited	46,328	411,885
The Gap Incorporated	117,800	2,929,686
The Home Depot Incorporated	225,520	30,246,742
The TJX Companies Incorporated	119,700	9,269,568
Tiffany & Company	61,600	4,396,392
Tractor Supply Company	75,872	6,369,454
Trinity Limited †	202,000	15,884

14	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Specialty Retail (continued)
Truworths International Limited	107,753	$558,114
Ulta Salon Cosmetics & Fragrance Incorporated †	35,700	8,825,397
United Arrows Limited	4,100	104,892
Urban Outfitters Incorporated †	111,513	3,997,741
USS Company Limited	32,900	525,942
WH Smith plc	12,180	243,751
Williams-Sonoma Incorporated «	50,100	2,637,264
Xebio Company Limited	4,100	62,254
Yamada Denki Company Limited	99,900	467,323

		206,593,218

Textiles, Apparel & Luxury Goods: 1.19%
Adidas AG	19,806	3,290,694
ASICS Corporation	27,900	565,469
Belle International Holdings Limited	1,590,000	1,033,007
Billabong International Limited †	11,336	10,777
Burberry Group plc	41,524	711,035
Carter’s Incorporated	27,800	2,649,062
CCC SA	3,479	162,006
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	831,451
Coach Incorporated	155,700	5,944,626
Compagnie Financiere Richemont SA	49,685	2,861,731
Daphne International Holdings Limited †	130,000	17,931
Deckers Outdoor Corporation †	45,598	2,979,829
Descente Limited	9,000	100,643
Eclat Textile Company Limited	70,965	899,070
Feng Tay Enterprise Company Limited	101,978	485,296
Fibrechem Technologies Limited †(a)	20,000	0
Fila Korea Limited	1,626	146,559
Formosa Taffeta Company Limited	209,000	201,883
Fossil Group Incorporated †	58,911	1,682,498
Fujibo Holdings Incorporated	23,000	68,468
G-III Apparel Group Limited †	57,100	1,802,647
Gildan Activewear Incorporated	21,862	643,657
Global Brands Group Holding Limited †	1,128,530	104,742
Gunze Limited	36,000	106,123
Hansae Company Limited	3,320	72,057
Hermes International	1,835	774,938
Hugo Boss AG	5,926	361,906
Jaybharat Textiles & Real Estate Limited †(a)	15,488	5,782
Kate Spade & Company †	165,138	3,081,475
Kering	7,111	1,348,038
Kurabo Industries Limited	43,000	76,886
Li & Fung Limited	1,128,530	580,445
LPP SA «	207	238,336
lululemon athletica Incorporated †	60,995	4,666,727
Luxottica Group SpA	12,870	620,890
LVMH Moet Hennessy Louis Vuitton SA	26,096	4,415,803
Makalot Industrial Company Limited	43,119	203,837

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	15

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings Limited †	104,486	$5,114,590
Moncler SpA	21,572	357,809
Nike Incorporated Class B	241,000	13,891,240
Onward Kashiyama Company Limited	21,000	147,760
Pacific Textiles Holdings Limited	106,000	139,374
Page Industries Limited	1,637	363,099
Pandora AS	11,925	1,483,498
Pou Chen Corporation	853,600	1,237,472
Prada SpA	47,800	143,260
PVH Corporation	45,562	4,909,761
Rajesh Exports Limited	41,060	269,431
Ralph Lauren Corporation	31,559	3,270,144
Ruentex Industries Limited	153,911	238,891
Sanyo Shokai Limited	23,000	36,457
Seiko Holdings Corporation Class C	23,000	71,135
Seiren Company Limited	9,500	105,959
Shenzhou International Group Holdings Limited	201,000	1,320,127
Skechers U.S.A. Incorporated Class A †	173,100	4,208,061
Stella International	100,000	159,071
Steven Madden Limited †	79,250	2,780,883
Tainan Spinning Company Limited	361,640	143,035
Texwinca Holdings Limited	100,000	71,414
The Japan Wool Textile Company Limited	13,000	87,952
The Swatch Group AG - Bearer Shares «	2,953	759,905
The Swatch Group AG - Regular Shares	4,901	248,899
Titan Industries Limited	93,936	587,012
Tod’s SpA	810	48,474
TSI Holdings Company Limited	20,900	115,342
Under Armour Incorporated Class A «	102,692	4,069,684
Under Armour Incorporated Class C †	103,375	3,685,319
Unitika Limited †	84,000	44,653
VF Corporation	60,416	3,748,813
Wacoal Corporation	21,000	224,482
Wolverine World Wide Incorporated	127,880	3,057,611
Youngone Corporation	5,630	168,900
Yue Yuen Industrial Holdings Limited	151,500	644,469

		101,700,310

Consumer Staples: 7.21%

Beverages: 1.67%
Ambev SA	1,200,673	7,135,177
Anadolu Efes Biracilik Ve Malt Sanayii AS	41,874	259,814
Anheuser-Busch InBev NV	75,959	9,409,098
Arca Continental SAB de CV	95,500	596,258
Asahi Breweries Limited	69,800	2,284,278
Britvic plc	18,843	158,978
Brown-Forman Corporation Class A	34,156	1,767,231
Brown-Forman Corporation Class B	113,642	5,517,319
C&C Group plc	40,928	173,025

16	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Beverages (continued)
Carlsberg AS Class B	10,130	$949,702
Carlsberg Brewery Malaysia Bhd	27,300	98,955
China Resources Enterprise Limited	543,781	1,254,736
Coca-Cola Amatil Limited	76,261	560,531
Coca-Cola East Japan Company Limited	12,700	223,399
Coca-Cola European Partners plc	118,819	4,568,591
Coca-Cola HBC AG	17,518	385,083
Coca-Cola Icecek Uretim AS	15,881	198,469
Coca-Cola West Japan Company Limited	14,900	337,704
Compania Cervecerias Unidas SA	59,871	632,401
Constellation Brands Incorporated Class A	101,759	16,693,564
Cott Corporation	9,100	145,098
Davide Campari-Milano SpA	22,742	247,461
Diageo plc	225,296	6,237,940
Distell Group Limited	26,980	313,806
Dr Pepper Snapple Group Incorporated	100,385	9,406,075
Fomento Economico Mexicano Sab de CV	583,400	5,345,529
Fraser & Neave Holdings	12,000	72,198
Heineken Holding NV	9,870	793,344
Heineken Malaysia Bhd	33,500	150,009
Heineken NV	20,410	1,823,584
Hite Jinro Company Limited	6,516	127,982
ITO EN Limited	9,400	282,550
Kirin Brewery Company Limited	125,400	2,044,045
Lotte Chilsung Beverage Company Limited	132	177,697
Molson Coors Brewing Company Class B	99,542	10,185,137
Monster Beverage Corporation †	25,487	3,922,194
PepsiCo Incorporated	160,019	17,082,028
Pernod Ricard SA	18,977	2,178,177
Remy Cointreau SA	1,992	173,825
SABMiller plc	88,681	5,121,532
Sapporo Holdings Limited	11,600	284,548
Suntory Beverage & Food Limited	18,634	739,309
Takara Holdings Incorporated	29,500	254,898
Thai Beverage PCL	2,812,000	2,053,609
The Coca-Cola Company	431,674	18,747,602
Treasury Wine Estates Limited	106,565	899,399
Tsingtao Brewery Company Limited H Shares	70,000	234,610
United Breweries Limited	33,308	404,476
United Spirits Limited †	17,882	617,619

		143,270,594

Food & Staples Retailing: 1.16%
Aeon Company Limited «	125,900	1,730,950
Ain Holdings Incorporated	3,700	209,916
Alimentation Couche-Tard Incorporated Class B	39,729	2,048,858
ARCS Company Limited	7,400	169,793
Axfood AB	6,336	112,574
Axial Retailing Incorporated	2,900	90,113
BGF Retail Company Limited	2,571	466,930

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	17

Security name	Shares	Value

Food & Staples Retailing (continued)
Bim Birlesik Magazalar AS	67,584	$1,158,602
Booker Group plc	194,495	449,761
Carrefour SA	53,917	1,357,399
Casey’s General Stores Incorporated	51,410	6,750,647
Casino Guichard Perrachon SA	5,420	268,098
Cencosud SA	443,098	1,301,899
Cocokara Fine Incorporated	4,000	135,118
Colruyt SA	6,243	342,652
Cosmos Pharmaceutical Corporation	1,400	254,115
Costco Wholesale Corporation	79,327	12,858,113
CP ALL PCL	1,232,200	2,215,899
Dairy Farm International Holdings Limited	52,200	374,274
Distribuidora Internacional SA	55,953	341,710
Dongsuh Company Incorporated	12,182	337,054
E-MART Limited	3,311	467,697
Empire Company Limited Class A	14,916	245,339
Eurocash SA	15,296	168,288
FamilyMart Company Limited «	8,800	630,242
George Weston Limited	5,500	473,502
Greggs plc	9,507	129,460
GS Retail Company Limited	7,588	320,533
Heiwado Company Limited	8,100	145,771
Hyundai Greenfood Company Limited	13,680	204,280
ICA Gruppen AB «	11,898	407,086
Inageya Company Limited	5,500	72,933
J Sainsbury plc	119,290	376,419
Jeronimo Martins SA	20,490	330,606
Kato Sangyo Company Limited	5,600	122,809
Kesko Oyj Class A	1,500	61,539
Kesko Oyj Class B	7,559	328,752
Koninklijke Ahold Delhaize NV	117,595	2,815,593
Kusuri No Aoki Company Limited	2,300	84,140
Lawson Incorporated	10,000	701,687
Life Corporation	4,000	108,829
Loblaw Companies Limited	20,909	1,137,606
Magnit OJSC Sponsored GDR	68,877	2,716,509
Matsumotokiyoshi Holdings Company Limited	7,200	316,977
Metcash Limited †«	174,566	287,317
Metro AG	12,722	377,474
Metro Incorporated «	29,037	986,204
Mitsubishi Shokuhin Company Limited	4,200	119,994
OKUWA Company Limited	6,000	55,323
President Chain Store Corporation	194,032	1,544,037
Puregold Price Club Incorporated	289,300	278,776
Rallye SA	2,005	32,518
Rite Aid Corporation †	552,380	4,159,421
San-A Company Limited	2,500	117,189
Seven & I Holdings Company Limited «	115,180	4,854,782
Shoprite Holdings Limited	105,840	1,357,015
Shufersal Limited	1	3

18	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Food & Staples Retailing (continued)
Sligro Food Group NV	1,429	$53,510
Sonae SGPS SA	93,661	78,147
Sprouts Farmers Market Incorporated †	184,947	4,166,856
Sugi Pharmacy Company Limited	6,100	298,913
Sun Art Retail Group Limited	518,000	333,201
Sundrug Company Limited	5,100	369,690
Sysco Corporation	55,348	2,870,347
Tesco plc †	770,024	1,682,059
The Jean Coutu Group PJC Incorporated Class A	9,211	136,332
Tsuruha Holdings Incorporated	5,800	568,424
United Natural Foods Incorporated †	64,679	2,949,362
United Super Markets Holdings Incorporated	11,000	99,831
UNY Group Holdings Company Limited (a)	34,400	339,987
Valor Company Limited	7,200	194,222
Wal-Mart de Mexico SAB de CV	1,414,152	3,230,345
Walgreens Boots Alliance Incorporated	94,577	7,633,310
Welcia Holdings Company	3,500	205,335
Wesfarmers Limited	162,265	5,175,571
Whole Foods Market Incorporated	182,161	5,534,051
William Morrison Supermarkets plc	218,799	566,012
Woolworths Limited	184,615	3,289,702
Yaoko Company Limited	3,700	143,938
Yokohama Reito Company	7,100	70,544

		99,500,814

Food Products: 2.32%
Ajinomoto Company Incorporated	84,300	1,786,787
Archer Daniels Midland Company	61,900	2,708,744
Ariake Japan Company Limited	2,900	137,201
Aryzta AG	9,603	382,538
Associated British Foods plc	34,117	1,362,390
B&G Foods Incorporated	74,500	3,537,260
Barry Callebaut AG	233	299,438
BRF SA	164,500	2,743,195
Britannia Industries Limited	8,705	449,815
Bunge Limited	77,978	4,982,794
CALBEE Incorporated	16,200	587,938
Campbell Soup Company	100,500	6,102,360
Charoen Pokphand Food PCL	866,900	813,920
China Agri-Industries Holdings Limited †	700	247
China Huishan Dairy Holdings Company Limited «	1,506,000	578,518
China Mengniu Dairy Company	730,000	1,385,180
CJ Cheiljedang Corporation	1,371	478,928
ConAgra Foods Incorporated	236,377	11,017,532
Dairy Crest Group plc	6,886	59,363
Danone SA	57,249	4,349,396
Darling Ingredients Incorporated †	195,600	2,754,048
Dean Foods Company	121,104	2,084,200
Dydo Drinco Incorporated	1,900	92,737
Ebro Puleva SA	6,042	135,195

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	19

Security name	Shares	Value

Food Products (continued)
Elders Limited †	3,653	$10,076
Ezaki Glico Company Limited	8,600	430,561
Felda Global Ventures Holdings Bhd	469,000	262,515
Flowers Foods Incorporated «	104,950	1,564,805
Fuji Oil Company Limited	9,500	184,647
General Mills Incorporated	64,100	4,539,562
Genting Plantations Bhd	46,000	120,232
Glanbia plc	16,206	308,574
GlaxoSmithKline Consumer Healthcare Limited	4,898	458,669
Golden Agri-Resources Limited	1,248,045	329,771
GrainCorp Limited Class A	43,413	268,194
Greencore Group plc	38,147	175,825
Gruma SAB de CV Class B	60,100	798,983
Grupo Bimbo Sab de CV Series A	390,400	1,111,831
Grupo Lala SAB de CV	239,043	500,796
Hain Celestial Group Incorporated †	136,466	5,015,126
Hokuto Corporation	5,200	88,857
Hormel Foods Corporation	151,000	5,777,260
House Foods Corporation	12,000	258,174
Indofood Agri Resources Limited	39,000	12,881
Ingredion Incorporated	40,200	5,505,792
IOI Corporation Bhd	1,011,046	1,101,917
Itoham Yonekyu Holdings Incorporated †	23,000	217,629
J-Oil Mills Incorporated	19,000	60,784
JBS SA	274,223	1,061,497
Kagome Company Limited	11,600	263,807
KAMEDA SEIKA Company Limited	2,900	140,424
Kellogg Company	26,000	2,137,460
Kerry Group plc Class A	15,076	1,281,083
Kewpie Corporation	18,700	513,837
Kikkoman Corporation	29,000	912,338
Kuala Lumpur Kepong Bhd	99,100	576,200
Lancaster Colony Corporation	24,969	3,359,080
Lindt & Spruengli AG	10	688,221
Lindt & Spruengli AG - Participation Certificate	96	555,864
Lotte Confectionery Company Limited	2,280	346,601
Lotte Food Company Limited	154	93,091
Maple Leaf Foods Incorporated	14,491	321,887
Marine Harvest ASA	25,295	390,987
Marudai Food Company Limited	19,000	83,922
Maruha Nichiro Corporation	6,900	160,188
McCormick & Company Incorporated	65,500	6,678,380
Mead Johnson Nutrition Company	107,020	9,104,191
Megmilk Snow Brand Company Limited	7,500	231,238
Meiji Holdings Company Limited	22,000	1,979,607
Mitsui Sugar Company Limited	17,000	77,717
Mondelez International Incorporated Class A	169,854	7,646,827
Morinaga & Company Limited	40,000	322,428
Morinaga Milk Industry Company Limited	32,000	203,199
Nestle India Limited	8,749	852,502

20	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Food Products (continued)
Nestle Malaysia Bhd	10,000	$194,403
Nestle SA	299,651	23,855,090
NH Foods Limited	30,000	656,744
Nichirei Corporation	44,000	435,896
Nippon Flour Mills Company Limited	25,000	173,489
Nippon Suisan Kaisha Limited	41,400	173,659
Nisshin Seifun Group Incorporated	39,000	551,462
Nissin Food Products Company Limited	13,700	760,044
Nong Shim Company Limited	901	242,422
Orion Corporation	539	359,172
Orkla ASA	72,715	665,825
Ottogi Corporation	361	226,313
Pioneer Foods Group Limited	36,864	426,260
Post Holdings Incorporated †	84,915	7,199,094
PPB Group Bhd	119,200	472,626
PT Astra Agro Lestari Tbk	87,388	108,041
PT Charoen Pokphand Indonesia Tbk	1,636,000	460,029
PT Indofood CBP Sukses Makmur Tbk	768,000	577,520
PT Indofood Sukses Makmur Tbk	993,924	593,807
Qinqin Foodstuffs Group †	50,000	17,982
Riken Vitamin Company Limited	2,000	81,670
Sakata Seed Corporation	5,700	126,214
Samyang Holdings Corporation	1,019	109,668
Saputo Incorporated	25,208	838,088
Showa Sangyo Company Limited	27,000	129,174
Standard Foods Corporation	87,299	215,424
Suedzucker AG	5,793	151,271
Tate & Lyle plc	44,144	425,193
Thai Union Group PCL	984,976	611,778
The J.M. Smucker Company	64,700	9,173,813
The Kraft Heinz Company	64,697	5,789,735
The Nisshin Oillio Group Limited	21,000	89,712
Tiger Brands Limited	53,732	1,394,357
Tingyi Holding Corporation	498,000	460,924
Toyo Suisan Kaisha Limited	14,900	609,883
TreeHouse Foods Incorporated †	74,623	7,069,037
Ulker Biskuvi Sanayi AS	81,281	572,206
Uni-President Enterprises Corporation	1,489,925	2,817,337
United Plantations Bhd	17,000	116,114
Universal Robina Corporation	238,100	955,568
Viscofan SA	4,011	219,185
Vitasoy International Holdings Limited	188,000	351,884
Want Want China Holdings Limited «	2,237,000	1,473,541
WH Group Limited 144A	1,898,137	1,492,563
WhiteWave Foods Company †	100,065	5,546,603
Wilmar International Limited	474,930	1,073,643
Yakult Honsha Company Limited	24,800	1,094,206
Yamazaki Baking Company Limited	25,700	583,972

		199,638,402

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	21

Security name	Shares	Value

Household Products: 0.74%
Colgate-Palmolive Company	97,616	$7,256,773
Earth Chemical Company Limited	2,900	123,046
Energizer Holdings Incorporated	73,741	3,644,280
Henkel AG & Company KGaA	11,153	1,252,148
Hindustan Unilever Limited	192,802	2,640,124
Kimberly-Clark Corporation	39,016	4,996,389
Kimberly-Clark de Mexico SAB de CV Class A	424,300	1,014,801
Lion Corporation	40,000	559,803
Pigeon Corporation	17,000	452,337
PT Unilever Indonesia Tbk	402,000	1,383,438
PZ Cussons plc	28,166	123,904
Reckitt Benckiser Group plc	58,925	5,690,329
Spectrum Brands Holdings Incorporated «	35,586	4,775,641
Svenska Cellulosa AB Class A	7,500	230,327
Svenska Cellulosa AB Class B	56,712	1,742,967
The Procter & Gamble Company	295,768	25,823,504
Unicharm Corporation	65,200	1,583,604

		63,293,415

Personal Products: 0.56%
Aderans Company Limited	6,500	29,150
Amorepacific Corporation	5,000	1,730,942
Amorepacific Group	4,680	608,610
Avon Products Incorporated	575,200	3,278,640
Beiersdorf AG	10,132	942,678
Blackmores Limited «	1,922	178,220
Ci:Z Holdings Company Limited	4,000	101,870
Colgate-Palmolive Company India Limited	13,598	192,559
Cosmax Incorporated	1,043	137,040
Dabur India Limited	131,061	568,707
Edgewell Personal Care Company †	34,529	2,762,665
Emami Limited	9,988	171,020
Euglena Company Limited †«	10,800	152,191
FANCL Corporation	7,300	115,217
Godrej Consumer Products Limited	45,847	1,038,318
Hengan International Group Company Limited	206,500	1,747,552
Kao Corporation	72,800	3,783,362
Kobayashi Pharmaceutical Company Limited	8,400	390,103
Korea Kolmar Company Limited	4,292	346,824
Kose Corporation	4,400	394,646
L’Oreal SA	22,921	4,329,811
LG Household & Health Care Limited H Shares	1,529	1,304,107
Mandom Corporation	3,200	130,981
Marico Limited	140,176	610,143
McCarthy & Stone plc	46,458	124,636
Milbon Company Limited	2,000	86,599
NU Skin Enterprises Incorporated Class A	73,000	4,225,240
Oriflame Holding AG †	2,947	90,675
Pola Orbis Holdings Incorporated	3,200	255,468
Procter & Gamble Hygiene & Healthcare Limited	2,333	232,396

22	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Personal Products (continued)
Shiseido Company Limited	58,300	$1,465,600
The Estee Lauder Companies Incorporated Class A	42,920	3,829,752
Unilever NV	159,186	7,300,546
Unilever plc	115,371	5,346,412

		48,002,680

Tobacco: 0.76%
Altria Group Incorporated	216,369	14,299,827
British American Tobacco Malaysia Bhd	28,400	344,680
British American Tobacco plc	167,593	10,398,527
Eastern Company	2,662	64,452
Imperial Tobacco Group plc	88,482	4,640,051
ITC Limited	908,538	3,527,928
Japan Tobacco Incorporated	167,500	6,488,571
KT&G Corporation	19,787	2,076,304
Philip Morris International Incorporated	171,843	17,172,271
PT Gudang Garam Tbk	106,500	517,045
PT Hanjaya Mandala Sampoerna Tbk	700,000	210,026
Reynolds American Incorporated	89,218	4,422,536
Swedish Match AB	21,840	778,629

		64,940,847

Energy: 5.39%

Energy Equipment & Services: 0.78%
AMEC Foster Wheeler plc	31,672	225,002
Amec Foster Wheeler plc ADR	4,290	30,245
Atwood Oceanics Incorporated «	77,700	613,830
Baker Hughes Incorporated	79,300	3,896,009
Bristow Group Incorporated «	46,600	531,706
Bumi Armada Bhd	340,600	62,569
Calfrac Well Services Limited	3,918	8,515
CGG SA †	2,054	49,878
Core Laboratories NV «	26,884	3,005,094
Diamond Offshore Drilling Incorporated «	85,100	1,571,797
Dril-Quip Incorporated †	53,910	2,995,779
Enerflex Limited	4,043	41,188
Ensco plc Class A	357,660	2,714,639
Ensign Energy Services Incorporated	11,978	70,513
Ezra Holdings Limited †	377,000	10,792
Fugro NV †	7,340	116,097
Halliburton Company	1	43
Helmerich & Payne Incorporated «	56,800	3,434,128
Hunting plc	13,249	80,857
John Wood Group plc	30,475	278,727
KNM Group Bhd †	14	1
Modec Incorporated «	3,100	53,002
Mullen Group Limited	6,400	79,256
Nabors Industries Limited	362,400	3,602,256
Noble Corporation plc	321,235	1,850,314

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	23

Security name	Shares	Value

Energy Equipment & Services (continued)
Oceaneering International Incorporated	126,368	$3,351,279
Oil States International Incorporated †	68,000	2,109,360
Pason Systems Incorporated	10,745	153,219
Petrofac Limited	25,283	276,061
Petroleum Geo-Services ASA †«	19,980	42,512
Precision Drilling Corporation	20,412	83,896
Prosafe ASA	26,130	1,756
Rowan Companies plc Class A	166,523	2,074,877
Saipem SpA †	1,047,510	480,114
Sapurakencana Petroleum Bhd	640,922	249,700
SBM Offshore NV	17,972	263,215
Schlumberger Limited	251,555	19,872,845
Schoeller-Bleckmann Oilfield Equipment AG	1,839	106,668
Seadrill Limited †«	33,756	83,532
Shawcor Limited Class A	4,528	110,628
Shinko Plantech Company Limited	7,600	51,639
Subsea 7 SA †	26,952	293,043
Technip SA	11,161	659,452
Tecnicas Reunidas SA	2,168	77,918
Tenaris SA	45,222	621,456
TGS Nopec Geophysical Company ASA	10,707	186,572
Transocean Limited «	413,208	4,008,118
Trican Well Service Limited †	16,245	26,509
Trinidad Drilling Limited	7,400	14,220
U.S. Silica Holdings Incorporated «	83,671	3,284,087
Vallourec SA †	30,693	135,953
Weatherford International plc †	548,362	2,999,540
WorleyParsons Limited	36,573	224,289

		67,164,695

Oil, Gas & Consumable Fuels: 4.61%
Advantage Oil & Gas Limited †	8,522	58,161
AET&D Holdings No.1 Limited (a)	20,314	0
Afren plc †«(a)	100,824	0
Altagas Limited «	11,048	285,930
Antero Resources Corporation †	81,934	2,094,233
Apache Corporation	45,400	2,256,380
ARC Resources Limited «	29,540	515,384
Athabasca Oil Corporation †	28,194	26,659
Australian Worldwide Exploration Limited †	77,909	40,694
Bankers Petroleum Limited †	23,555	33,948
Banpu PCL	213,000	96,607
Bayan Resources Group †	170,500	85,796
Baytex Energy Corporation	11,349	51,232
Beach Petroleum Limited	252,019	107,014
Bharat Petroleum Corporation Limited	128,848	1,159,382
Birchcliff Energy Limited †	4,522	31,310
Bonavista Energy Corporation	16,745	44,308
BP plc	1,636,500	9,195,438
Brightoil Petroleum Holdings Limited «	514,000	141,130

24	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corporation	264,454	$6,513,502
Cairn Energy plc †	48,348	117,897
Cairn India Limited	136,030	404,515
California Resources Corporation «	51,475	511,147
Caltex Australia Limited	41,964	1,070,717
Cameco Corporation	37,200	343,236
Canadian Natural Resources Limited	103,154	3,203,799
Carrizo Oil & Gas Incorporated †	77,800	2,978,962
Cenovus Energy Incorporated	72,271	1,044,331
Cheniere Energy Incorporated †	133,133	5,711,406
Chesapeake Energy Corporation †	698,232	4,433,773
Chevron Corporation	209,116	21,032,887
China Petroleum & Chemical Corporation H Shares	6,887,600	4,998,638
China Shenhua Energy Company Limited H Shares	1,109,500	1,993,726
Cimarex Energy Company	53,900	7,124,502
CNOOC Limited	4,511,000	5,541,676
Coal India Limited	421,834	2,100,667
Cobalt International Energy Incorporated †	456,800	548,160
Concho Resources Incorporated †	74,528	9,629,018
Connacher Oil and Gas Limited †(a)	28	3
ConocoPhillips	134,356	5,515,314
CONSOL Energy Incorporated «	277,000	5,052,480
Continental Resources Incorporated †	50,451	2,419,630
Corridor Resources Incorporated †	1,363	411
Cosmo Energy Holdings Company Limited	12,900	134,654
Crescent Point Energy Corporation	49,703	750,434
Crew Energy Incorporated †	7,839	39,691
Delek Group Limited	312	66,357
Denbury Resources Incorporated «	463,400	1,427,272
Diamondback Energy Incorporated †	99,416	9,469,374
Ecopetrol SA Sponsored ADR †«	63,212	560,058
Empresas Copec SA	168,585	1,466,183
Enbridge Income Fund Holdings Incorporated	5,200	124,865
Enbridge Incorporated	87,300	3,443,004
Encana Corporation	70,534	673,392
Energy Absolute PCL Class A	511,600	373,183
Enerplus Corporation	20,247	140,960
Eni SpA	247,150	3,732,755
EOG Resources Incorporated	99,596	8,813,250
EQT Corporation	98,100	7,014,150
Exxon Mobil Corporation	448,552	39,086,821
Formosa Petrochemical Corporation	462,590	1,352,905
Galp Energia SGPS SA	56,016	814,154
Gazprom ADR	1,577,489	6,380,943
Gibson Energy Incorporated	11,458	156,222
Golar LNG Limited (a)	2,733	56,959
Gran Tierra Energy Incorporated †	23,505	65,959
Grupa Lotos SA †	14,414	107,136
GS Holdings Corporation	8,189	362,813
Gulfport Energy Corporation †	163,900	4,687,540

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	25

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Hindustan Petroleum Corporation Limited	24,569	$447,099
HollyFrontier Corporation	101,467	2,625,966
Husky Energy Incorporated	27,170	333,979
Idemitsu Kosan Company Limited	16,500	300,928
Igas Energy plc †	2,782	648
Imperial Oil Limited	23,700	723,072
Indian Oil Corporation Limited	146,800	1,261,292
Inpex Holdings Incorporated	162,100	1,407,535
Inter Pipeline Limited	28,473	619,224
InterOil Corporation †	3,782	185,621
IRPC PCL	4,652,021	650,454
Itochu Enex Company Limited	6,000	43,493
Ivanhoe Energy Incorporated †(a)	426	0
Japan Petroleum Exploration Company	5,500	121,147
JX Holdings Incorporated	373,800	1,397,798
Karoon Gas Australia Limited †	31,102	30,855
Keyera Corporation	14,048	433,738
Kinder Morgan Incorporated	196,503	4,293,591
Koninklijke Vopak NV	6,083	308,459
Kunlun Energy Company Limited	1,270,000	934,793
Lukoil PJSC ADR	138,293	6,202,441
Lundin Petroleum AB †	23,462	413,020
Marathon Oil Corporation	456,861	6,862,052
Marathon Petroleum Corporation	63,483	2,698,662
MEG Energy Corporation †	12,100	50,009
Mitsuuroko Holdings Company Limited	10,000	48,905
MOL Hungarian Oil & Gas plc	18,943	1,182,511
Motor Oil (Hellas) Corinth Refineries SA	18,029	202,914
Murphy Oil Corporation	94,200	2,517,024
Neste Oil Oyj	15,503	645,714
New Hope Corporation Limited	33,755	38,560
Niko Resource Limited †	5,137	470
Nippon Gas Company Limited	6,300	175,607
NovaTek OAO	6,672	699,338
NovaTek OAO Sponsored GDR	12,799	1,379,732
NuVista Energy Limited †	3,905	21,499
Oasis Petroleum Incorporated †	256,900	2,435,412
Occidental Petroleum Corporation	83,185	6,392,767
Oil & Natural Gas Corporation Limited	582,446	2,055,129
Oil India Limited	23,455	134,664
Oil Search Limited	194,808	983,862
OMV AG	14,891	417,247
ONEOK Incorporated	117,500	5,509,575
Ophir Energy plc †	50,585	48,989
Origin Energy Limited	288,382	1,140,019
PA Resources AB †(a)	1,136	0
Paramount Resources Limited Class A †	12,300	130,841
Parex Resources Incorporated †	13,423	158,857
Parkland Fuel Corporation	7,600	168,412
Paz Oil Company Limited	173	28,169

26	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PBF Energy Incorporated Class A	129,437	$2,834,670
Pembina Pipeline Corporation «	37,455	1,127,020
Pengrowth Energy Corporation	42,515	61,273
Penn West Petroleum Limited	42,170	66,885
PetroChina Company Limited H Shares	5,696,000	3,803,428
Petroleo Brasileiro SA †	812,145	3,707,115
Petronas Dagangan Bhd	125,000	721,243
Petronet LNG Limited	37,495	196,993
Peyto Exploration & Development Corporation «	13,213	379,745
Phillips 66 Company	50,099	3,930,267
Pioneer Natural Resources Company	29,600	5,299,880
Polish Oil & Gas	592,108	807,485
Polski Koncern Naftowy Orlen SA «	100,002	1,663,139
PrairieSky Royalty Limited	15,807	309,776
Premier Oil plc †	62,107	59,332
PT Adaro Energy Tbk	4,031,000	349,465
PTT Exploration & Production PCL	388,971	912,998
PTT PCL	239,900	2,418,717
Raging River Exploration Incorporated †	18,708	151,644
Range Resources Corporation	94,945	3,662,029
Reliance Industries Limited	441,513	6,988,260
Reliance Industries Limited GDR 144A	2,006	62,587
Repsol YPF SA	95,906	1,288,020
Rosneft Oil Company OJSC Sponsored GDR	64,216	335,529
Rosneft OJSC GDR	256,180	1,351,426
Royal Dutch Shell plc Class A - Amsterdam Exchange	58,261	1,430,694
Royal Dutch Shell plc Class A - London Exchange	320,148	7,821,582
Royal Dutch Shell plc Class B	336,685	8,585,926
S-Oil Corporation	8,742	554,313
Santos Limited	229,433	765,591
Sasol Limited	137,035	3,450,202
Semirara Mining and Power Corporation	100,160	238,389
Seven Generations Energy Limited Class A †	16,242	374,034
Showa Shell Sekiyu KK	28,800	245,509
SK Innovation Company Limited	9,812	1,280,400
SM Energy Company	96,900	3,670,572
Southwestern Energy Company †	237,117	3,298,297
Spectra Energy Corporation	72,349	2,577,071
Spyglass Resources Corporation †(a)	2,042	0
Statoil ASA	100,037	1,582,296
Storm Resources Limited †	281	943
Suncor Energy Incorporated	149,319	4,048,943
Surgutneftegas SP ADR	257,109	1,212,012
Targa Resources Corporation	212,461	9,259,050
Tatneft ADR	78,690	2,321,355
Thai Oil PCL	365,200	746,426
The Williams Companies Incorporated	81,800	2,285,492
TonenGeneral Sekiyu KK	42,000	387,667
Total SA	224,363	10,698,861
Touchstone Exploration Incorporated †	3,067	503

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	27

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Tourmaline Oil Corporation †	13,128	$369,194
TransCanada Corporation	66,600	3,020,209
Tullow Oil plc †	85,595	244,917
Tupras Turkiye Petrol Rafinerileri AS	43,221	846,167
Ultrapar Participacoes SA	117,200	2,701,349
United Tractors	352,380	498,087
Valero Energy Corporation	49,666	2,749,013
Veresen Incorporated	41,157	405,482
Vermilion Energy Incorporated	9,494	343,084
Washington H. Soul Pattinson & Company Limited	25,619	331,361
Western Refining Incorporated	106,500	2,679,540
Whitecap Resources Incorporated	23,314	176,891
Whitehaven Coal Limited †	113,230	165,941
Whiting Petroleum Corporation †	298,785	2,178,143
Woodside Petroleum Limited	104,596	2,250,580
World Fuel Services Corporation	92,389	4,118,702
WPX Energy Incorporated †	328,468	3,941,616
Yanchang Petroleum International Limited †	280,000	7,471

		395,029,931

Financials: 21.47%

Banks: 7.85%
Abu Dhabi Commercial Bank PJSC	680,446	1,189,312
Affin Holdings Bhd	93,730	49,228
Agricultural Bank of China Limited H Shares	7,519,000	3,091,905
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	548,661	1,450,753
Alior Bank SA †«	17,880	243,792
Alliance Financial Group Bhd	96,700	94,184
Alpha Bank AE †	203,386	390,211
AMMB Holdings Bhd	186,100	201,450
Aozora Bank Limited	172,000	608,438
Associated Banc-Corp	178,305	3,537,571
Australia & New Zealand Banking Group Limited	422,360	8,538,726
Axis Bank Limited	367,572	3,275,875
Banca Carige SpA †	332	124
Banca Monte dei Paschi di Sien SpA †«	340,385	91,731
Banca Popolare dell’Emilia Romagna Scarl	38,724	149,022
Banca Popolare dell’Etruria e del Lazio †(a)	258	0
Banca Popolare di Milano Scarl	484,767	207,642
Banca Popolare di Sondrio Scarl	27,109	72,936
Banco Bilbao Vizcaya Argentaria SA	582,525	3,624,460
Banco Bradesco SA	194,854	1,755,931
Banco Comercial Portugues SA †	3,424,278	68,753
Banco de Brasil SA	301,685	2,168,373
Banco de Chile	10,275,029	1,138,760
Banco de Credito e Inversiones	11,329	500,963
Banco de Sabade SA	435,494	590,213
Banco Popolare Societa Cooperativa	39,538	98,702

28	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Banks (continued)
Banco Popular Espanol SA	297,857	$403,013
Banco Santander Brasil SA	131,500	923,579
Banco Santander Central Hispano SA	1,199,869	5,380,344
Banco Santander Central Hispano SA ADR	87,065	390,051
Banco Santander Chile SA	22,027,452	1,156,879
Bancolombia SA ADR	36,000	1,413,720
BancorpSouth Incorporated	112,836	2,809,616
Bangkok Bank PCL	31,000	151,796
Bangkok Bank PCL - Non-voting	152,500	746,739
Bank Handlowy w Warszawie SA	8,631	160,768
Bank Hapoalim Limited	105,587	566,373
Bank Leumi Le-Israel †	148,085	554,388
Bank Millennium SA †	93,393	138,356
Bank of America Corporation	1,137,245	18,355,134
Bank of Ayudhya PCL	470,600	523,410
Bank of Baroda	81,560	198,450
Bank of China Limited H Shares	21,357,100	9,608,224
Bank of Communications Limited H Shares	6,190,350	4,779,885
Bank of East Asia Limited	197,521	798,227
Bank of Hawaii Corporation	51,317	3,696,877
Bank of Ireland †	2,392,830	539,155
Bank of Kyoto Limited	60,000	433,770
Bank of Montreal	62,035	4,114,537
Bank of Nova Scotia	111,405	5,930,443
Bank of Queensland Limited	61,778	489,829
Bank of the Ozarks Incorporated	108,200	4,239,276
Bank of the Philippine Islands	560,676	1,269,478
Bank of the Ryukyus Limited	7,500	85,754
Bank Pekao SA	43,062	1,446,106
Bank Zachodni WBK SA	11,565	949,855
Bankia SA	318,040	268,197
Bankinter SA	39,803	291,963
BankUnited Incorporated	124,419	4,000,071
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	160,260
Barclays Africa Group Limited	90,379	915,347
Barclays plc	1,466,378	3,316,800
BDO Unibank Incorporated	514,398	1,261,846
Bendigo Bank Limited	75,871	626,089
Berner Kantonalbank AG	648	124,059
BNK Financial Group Incorporated	51,437	408,267
BNP Paribas SA	98,106	4,990,663
BOC Hong Kong Holdings Limited	518,000	1,812,905
BOK Financial Corporation «	27,762	1,917,521
Branch Banking & Trust Corporation	87,227	3,358,240
CaixaBank SA	214,811	578,181
Canadian Imperial Bank of Commerce	38,100	3,024,409
Canadian Western Bank «	8,239	165,421
Canara Bank †	13,142	55,054
Capitec Bank Holdings Limited	15,169	601,085
Cathay General Bancorp	86,409	2,714,971

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	29

Security name	Shares	Value

Banks (continued)
Chang Hwa Commercial Bank	2,034,079	$1,022,472
Chiba Bank Limited	125,000	740,589
China CITIC Bank H Shares	3,722,000	2,456,528
China Construction Bank H Shares	26,890,990	20,105,284
China Development Financial Holding Corporation	4,863,338	1,229,226
China Merchants Bank Company Limited H Shares	1,239,522	3,016,697
China Minsheng Banking Corporation Limited H Shares	2,085,780	2,242,384
Chong Hing Bank Limited	5,771	11,501
CIMB Group Holdings Bhd	781,248	924,668
CIT Group Incorporated	89,142	3,287,557
Citigroup Incorporated	324,432	15,488,384
Citizens Financial Group Incorporated	285,109	7,062,150
Comerica Incorporated	92,609	4,379,480
Commerce Bancshares Incorporated	100,053	5,070,686
Commercial International Bank	194,543	1,071,088
Commerzbank AG	110,488	777,176
Commonwealth Bank of Australia	247,558	13,360,414
Concordia Financial Group Limited	189,500	977,308
Credicorp Limited	20,258	3,174,023
Credit Agricole SA	111,138	1,052,496
Credito Valtellinese Scarl	9,849	3,767
CTBC Financial Holding Company Limited	4,678,759	2,705,763
Cullen Frost Bankers Incorporated	65,653	4,786,104
CYBG plc †	102,609	359,360
Dah Sing Banking Group Limited	36,901	67,832
Dah Sing Financial Holdings Limited	32,795	221,521
Danske Bank AS	76,789	2,253,524
DBS Group Holdings Limited	288,837	3,177,854
DGB Financial Group Incorporated	34,107	279,586
DNB Nor ASA	85,061	1,034,074
E.SUN Financial Holding Company Limited	2,632,313	1,480,808
East West Bancorp Incorporated	83,820	3,113,075
EnTie Commercial Bank	238,977	101,298
Erste Bank Der Oesterreichischen Sparkassen AG	26,833	753,809
Eurobank Ergasias SA †	25,114	14,987
Far Eastern International Bank	649,775	194,950
Fifth Third Bancorp	412,100	8,307,936
First Financial Bankshares Incorporated «	77,400	2,834,388
First Financial Holding Company Limited	2,554,749	1,312,378
First Gulf Bank PJSC	306,590	976,587
First Horizon National Corporation	278,720	4,286,714
First Republic Bank	79,443	6,113,933
FNB Corporation PA	247,616	3,092,724
Fukuoka Financial Group Incorporated	126,000	533,398
Fulton Financial Corporation	203,640	2,944,634
Glacier Bancorp Incorporated	100,518	3,009,509
Grupo Elektra SA de CV	16,094	227,444
Grupo Financiero Banorte SAB de CV	748,800	4,035,322
Grupo Financiero Inbursa SAB de CV	637,564	1,111,952
Grupo Financiero Santander SAB de CV Class B	551,179	1,053,317

30	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Banks (continued)
Gunma Bank Limited	75,000	$353,743
Hana Financial Group Incorporated	47,314	1,243,319
Hancock Holding Company	90,832	2,963,848
Hang Seng Bank Limited	113,100	1,984,249
HDFC Bank Limited	245,309	4,729,625
HDFC Bank Limited ADR	4,473	320,490
Hokuhoku Financial Group Incorporated	219,000	302,682
Hong Leong Bank Bhd	113,401	365,747
Hong Leong Financial Group Bhd	75,101	297,774
HSBC Holdings plc	1,754,059	12,997,756
Hua Nan Financial Holdings Company Limited Class C	2,791,716	1,438,507
Huishang Bank H Shares	240,374	113,408
Huntington Bancshares Incorporated	584,959	5,855,441
IBERIABANK Corporation	44,600	3,067,142
ICICI Bank Limited	727,062	2,800,985
ICICI Bank Limited ADR	21,140	162,144
IDFC Bank Limited	243,990	204,205
Indusind Bank Limited	81,278	1,439,629
Industrial & Commercial Bank of China Limited H Shares	21,073,442	13,392,381
Industrial Bank of Korea	44,220	465,996
ING Bank Slaski SA	7,363	284,471
ING Groep NV	364,202	4,558,116
International Bancshares Corporation	73,140	2,168,601
Intesa Sanpaolo RSP	86,693	192,050
Intesa Sanpaolo SpA	1,335,380	3,172,741
Israel Discount Bank Limited Class A †	70,341	127,012
Itau CorpBanca	35,444,248	303,624
Itau Unibanco Holding SA	64,447	612,897
Itausa Investimentos Itau SA	64,037	165,387
Japan Post Bank Company Limited	61,600	723,970
Jimoto Holdings Incorporated	34,300	49,395
Joyo Bank Limited	106,000	421,070
JPMorgan Chase & Company	406,393	27,431,528
Jyske Bank AS	7,244	347,765
Kansai Urban Banking Corporation	7,600	73,234
Kasikornbank PCL - Non-voting	392,700	2,240,564
KB Financial Group Incorporated	63,082	2,200,798
KBC Groep NV †	30,404	1,799,824
KeyCorp	583,639	7,330,506
Kiatnakin Finance	6,000	8,970
King’s Town Bank Company Limited	212,000	180,394
Komercni Banka AS	26,560	898,830
Kotak Mahindra Bank Limited	198,124	2,387,132
Krung Thai Bank PCL ADR	937,725	514,705
Kwangju Bank	5,204	43,732
Kyushu Financial Group Incorporated	68,236	404,278
Laurentian Bank of Canada	1,861	69,763
Lloyds Banking Group plc	5,487,074	4,276,374
Luzerner Kantonalbank AG	304	124,947
M&T Bank Corporation	85,940	10,169,280

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	31

Security name	Shares	Value

Banks (continued)
Malayan Banking Bhd	985,488	$1,900,263
Masraf Al Rayan	100,153	1,045,166
mBank SA †	3,102	309,140
Mediobanca SpA	44,444	329,674
Mega Financial Holding Company Limited	2,967,916	2,020,359
Metro Bank plc †	6,336	199,433
Metropolitan Bank & Trust Company	486,081	871,076
Mitsubishi UFJ Financial Group Incorporated	2,045,570	11,152,622
Miyazaki Bank Limited	34,000	89,383
Mizrahi Tefahot Bank Limited	8,324	100,386
Mizuho Financial Group Incorporated	3,614,300	6,277,386
National Australia Bank Limited	383,410	7,878,073
National Bank of Abu Dhabi PJSC	354,945	881,299
National Bank of Canada	30,600	1,075,457
National Bank of Greece SA †	608,097	143,122
National Bank of Greece SA ADR †	32	8
Natixis	85,430	377,932
Nedbank Group Limited	70,250	986,807
Nishi-Nippon City Bank Limited	117,000	243,126
Nordea Bank AB	282,459	2,761,685
North Pacific Bank Limited	46,000	155,608
OTP Bank	66,278	1,731,351
Oversea-Chinese Banking Corporation Limited	446,202	2,813,223
PacWest Bancorp	138,700	6,007,097
People’s United Financial Incorporated	376,941	6,125,291
Piraeus Bank SA †	4,331	705
PKO Bank Polski SA	285,823	1,943,101
PNC Financial Services Group Incorporated	53,802	4,847,560
PrivateBancorp Incorporated	103,700	4,765,015
PT Bank Central Asia Tbk	4,214,500	4,781,623
PT Bank Danamon Indonesia Tbk	786,234	241,827
PT Bank Mandiri Persero Tbk	3,037,712	2,570,548
PT Bank Negara Indonesia Persero Tbk	2,701,500	1,196,480
PT Bank Pan Indonesia Tbk †	506,500	34,556
PT Bank Rakyat Indonesia Tbk	3,377,500	2,966,293
Public Bank Bhd	324,251	1,583,077
Punjab National Bank †	87,525	166,699
Qatar National Bank	68,128	3,049,656
Raiffeisen Bank International AG †	3,869	54,982
Regions Financial Corporation	682,712	6,806,639
Resona Holdings Incorporated	325,100	1,486,854
RHB Capital Bhd	258,175	318,302
Royal Bank of Canada	139,900	8,697,611
Royal Bank of Scotland Group plc †	296,857	785,482
Sberbank of Russia ADR	663,511	6,084,396
Sberbank Sponsored ADR	137,254	1,245,580
Senshu Ikeda Holdings Incorporated	45,180	204,361
Seven Bank Limited	107,600	380,627
Shiga Bank	39,000	187,716
Shimizu Bank Limited	1,000	25,545

32	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Banks (continued)
Shinhan Financial Group Company Limited	75,949	$2,792,744
Shinsei Bank Limited	305,000	486,396
Shizuoka Bank Limited	93,000	765,824
Siam Commercial Bank PCL	437,100	2,020,367
Signature Bank †	30,100	3,672,501
Sinopac Financial Holdings Company Limited	3,212,364	939,498
Skandinaviska Enskilda Banken AB Class A	159,842	1,562,822
Sociedad Matriz Banco de Chile Class B	1,087,348	331,462
Societe Generale SA	75,627	2,753,872
St. Galler Kantonalbank Class A	210	82,950
Standard Bank Group Limited	323,326	2,928,011
Standard Chartered plc	248,820	2,097,657
State Bank of India	472,910	1,783,034
State Bank of India Limited GDR 144A	3,576	133,027
Sumitomo Mitsui Financial Group Incorporated	204,184	7,145,897
Sumitomo Mitsui Trust Holdings Incorporated	569,000	2,036,444
SunTrust Banks Incorporated	59,600	2,626,572
Suruga Bank Limited	33,800	803,961
SVB Financial Group †	31,746	3,525,711
Svenska Handelsbanken AB Class A	140,664	1,815,677
Swedbank AB Class A	92,146	2,119,412
Sydbank AS	8,747	277,150
Synovus Financial Corporation	160,879	5,321,877
Taishin Financial Holdings Company Limited	3,572,995	1,351,253
Taiwan Business Bank	842,576	225,179
Taiwan Cooperative Financial Holdings	2,579,128	1,133,888
TCF Financial Corporation	200,598	2,938,761
Texas Capital Bancshares Incorporated †	60,500	3,177,460
Thanachart Capital PCL	15,516	17,930
The 77 Bank Limited	56,000	233,277
The Aichi Bank Limited - Tokai	1,900	86,585
The Akita Bank Limited - Akita	37,000	109,071
The Aomori Bank Limited	40,000	118,301
The Awa Bank Limited	34,000	213,599
The Bank of Iwate Limited	3,600	140,743
The Bank of Nagoya Limited	35,000	117,383
The Bank of Okinawa Limited	4,800	134,585
The Bank of Saga Limited	25,000	56,299
The Chiba Kogyo Bank Limited	4,700	18,443
The Chugoku Bank Limited	29,200	359,550
The Daisan Bank Limited	27,000	46,190
The Daishi Bank Limited	53,000	202,851
The Ehime Bank Limited	27,000	67,066
The Eighteenth Bank Limited	34,000	104,170
The Fukui Bank Limited	32,000	77,630
The Hachijuni Bank Limited	81,000	428,232
The Hiroshima Bank Limited	99,000	412,400
The Hokkoku Bank Limited	44,000	133,108
The Hokuetsu Bank Limited	48,000	106,703
The Hyakugo Bank Limited	37,000	135,891

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	33

Security name	Shares	Value

Banks (continued)
The Hyakujushi Bank Limited	45,000	$134,828
The Iyo Bank Limited	51,300	330,712
The Juroku Bank Limited	69,000	191,398
The Kanto Tsukuba Bank Limited	15,600	44,780
The Keiyo Bank Limited	41,000	166,829
The Kiyo Bank Limited	10,800	168,266
The Michinoku Bank Limited	27,000	49,582
The Minato Bank Limited	79,000	125,221
The Musashino Bank Limited	4,900	126,449
The Nanto Bank Limited	40,000	141,111
The Ogaki Kyoritsu Bank Limited	52,000	177,413
The Oita Bank Limited	32,000	104,538
The San-in Godo Bank Limited	23,200	158,531
The Shikoku Bank Limited	41,000	83,613
The Tochigi Bank Limited	22,000	88,030
The Toho Bank Limited	37,000	125,163
The Towa Bank Limited	58,000	48,770
Tisco Financial Group PCL	6,820	11,132
TMB Bank PCL	5,991,165	391,155
Tokyo TY Financial Group Incorporated	4,800	140,801
Tomony Holdings Incorporated	27,500	121,466
Toronto-Dominion Bank	172,162	7,682,568
Trustmark Corporation	89,267	2,531,612
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	646,636	1,668,273
Turkiye Halk Bankasi AS	227,219	682,245
Turkiye Is Bankasi Class C	549,429	893,592
Turkiye Vakiflar Bankasi Tao	219,660	323,089
Umpqua Holdings Corporation	264,031	4,335,389
UniCredit SpA	563,189	1,448,651
Unione di Banche SpA	81,642	219,655
United Bankshares Incorporated «	76,993	3,033,524
United Overseas Bank Limited	213,421	2,821,177
US Bancorp	177,478	7,835,654
Valiant Holding AG	1,769	166,999
Valley National Bancorp	297,149	2,867,488
VTB Bank OJSC	780,769	1,596,673
Webster Financial Corporation	109,641	4,235,432
Wells Fargo & Company (l)	513,184	26,069,747
Western Alliance Bancorp †	119,900	4,582,578
Westpac Banking Corporation	483,004	10,694,033
Woori Bank	46,055	437,832
Yamagata Bank Limited	23,000	96,032
Yamaguchi Financial Group	36,000	379,955
Yamanashi Chou Bank Limited	25,000	104,866
Yapi Ve Kredi Bankasi AS †«	184,289	226,821
Yes Bank Limited	56,788	1,158,401
Zions Bancorporation	106,200	3,248,658

		673,944,472

34	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Capital Markets: 1.94%
3i Group plc	93,011	$750,534
Aberdeen Asset Management plc	107,379	452,061
Affiliated Managers Group Incorporated †	30,186	4,287,921
Apollo Investment Corporation	1	6
Ashmore Group plc	39,880	184,232
ASX Limited	5,334	205,049
Azimut Holding SpA	9,036	138,690
Bank of New York Mellon Corporation	116,156	4,840,221
BlackRock Incorporated	22,774	8,490,375
BM&F Bovespa SA	465,494	2,581,753
Bolsas y Mercados Espanoles «	6,793	212,883
Brait SE «	75,105	595,139
Brewin Dolphin Holding plc	23,817	82,911
Brookfield Asset Management Incorporated Class A «	79,275	2,674,942
Canaccord Financial Incorporated	5,064	17,145
Capital Securities Corporation	362,713	91,906
CBOE Holdings Incorporated	44,900	3,084,181
Charles Schwab Corporation	219,100	6,892,886
China Cinda Asset Management Company Limited H Shares	3,330,000	1,128,952
China Galaxy Securities Company Limited H Shares	1,105,000	1,035,552
China Huarong Asset Management Company Limited †	2,999,000	1,186,835
CI Financial Corporation	21,303	416,996
CITIC Securities Company Limited H Shares	685,500	1,532,258
Close Brothers Group plc	13,950	249,314
Credicorp Capital Peru SAA (a)	112	76
Credit Suisse Group AG	153,342	1,997,164
Daewoo Securities Company Limited	41,552	296,268
Daiwa Securities Group Incorporated	255,000	1,489,605
Deutsche Bank AG †	127,306	1,875,866
Dundee Corporation Class A †	3,983	17,889
E*TRADE Financial Corporation †	155,800	4,110,004
Egyptian Financial Group-Hermes Holding Company †	57,952	81,642
Euronext NV 144A	10,368	437,561
FactSet Research Systems Incorporated	22,841	4,066,383
Federated Investors Incorporated Class B	112,714	3,640,662
Financial Engines Incorporated «	75,323	2,408,076
Financiere de Tubize	2,881	197,509
GAM Holding AG	21,185	205,701
GIMV NV	1,389	72,680
Grupo BTG Pactual	71,900	381,855
Guoco Group Limited	14,000	157,008
Haitong Securities Company Limited H Shares	1,127,600	1,962,295
Hargreaves Lansdown plc	24,237	420,750
Henderson Group plc	106,112	332,189
Hong Kong Exchanges & Clearing Limited	164,000	4,010,390
Hyundai Securities Company Limited	27,692	181,550
ICAP plc	54,134	340,004
Ichiyoshi Securities Company Limited	7,400	58,362
IG Group Holdings plc	37,974	474,221
IGM Financial Incorporated	10,400	294,220

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	35

Security name	Shares	Value

Capital Markets (continued)
Intercontinental Exchange Incorporated	21,626	$6,098,965
Intermediate Capital Group	31,754	248,102
Investec plc	47,156	279,148
IOOF Holdings Limited «	40,299	269,855
IP Group plc †	53,049	132,356
JAFCO Company Limited	5,300	154,444
Janus Capital Group Incorporated	170,296	2,532,302
Japan Exchange Group Incorporated	82,200	1,283,866
Julius Baer Group Limited	19,658	824,055
Jupiter Fund Management plc	46,400	255,602
Kabu.com Securities Company Limited	18,800	61,416
Kingston Financial Group Limited «	512,000	209,221
Kiwoom Securities Company	1,800	118,332
Korea Investment Holdings Company Limited	9,034	324,900
Kyokuto Securities Company Limited	4,800	60,635
Lazard Limited	156,912	5,810,451
Legg Mason Incorporated	126,400	4,372,176
London Stock Exchange Group plc	29,389	1,063,214
LPL Financial Holdings Incorporated «	108,675	3,230,908
Macquarie Group Limited	50,620	3,070,108
Man Group plc	173,995	248,359
MarketAxess Holdings Incorporated	49,700	8,376,438
Marusan Securities Company Limited	8,000	65,723
Matsui Securities Company Limited	17,400	155,055
Mercantile Investment Company Limited †	5,857	682
Meritz Securities Company Limited	46,660	141,445
Mirae Asset Securities Company Limited	14,204	300,004
Monex Beans Holdings Incorporated	39,100	94,098
Moody’s Corporation	96,896	10,531,626
NH Investment & Securities Company Class C	32,427	293,733
Nihon M&A Center Incorporated	4,700	258,474
Nomura Holdings Incorporated	518,800	2,443,447
Northern Trust Corporation	115,200	8,131,968
NorthStar Asset Management Group Incorporated	221,138	2,748,745
Okasan Holdings Incorporated	33,000	167,767
Partners Group Holding AG	1,488	682,312
Perpetual Trustees Australia Limited	7,563	276,696
Pioneers Holding †	13,767	14,883
Platinum Asset Management Limited	43,875	177,402
Rathbone Brothers	6,015	145,413
Ratos AB Class B	21,869	103,257
Raymond James Financial Incorporated	70,707	4,113,026
Reinet Investments SCA	1,457	30,294
Samsung Securities Company Limited	13,029	409,566
SBI Holdings Incorporated	33,816	401,354
Schroders plc	11,497	420,308
Schroders plc - Non-Voting	4,395	120,043
Singapore Exchange Limited	152,000	843,422
State Street Corporation	41,600	2,921,984
Stifel Financial Corporation †	84,970	3,343,570

36	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
T. Rowe Price Group Incorporated	47,900	$3,330,966
The NASDAQ OMX Group Incorporated	60,900	4,336,689
Thomson Corporation	34,752	1,439,211
TMX Group Limited	2,056	89,207
Tokai Tokyo Securities Company Limited	40,900	194,094
Tullett Prebon plc	11,401	57,115
UBS Group AG	326,047	4,713,933
UOB-Kay Hian Holdings Limited	54,838	52,526
Value Partners Group Limited	67,000	61,753
Vontobel Holdings AG	3,142	151,901
Waterland Financial Holdings	719,704	181,001
WisdomTree Investments Incorporated «	161,257	1,693,199
Yuanta Financial Holding Company Limited	3,411,330	1,209,482
Yuanta Securities Korea Company Limited †	7,124	21,276

		166,536,175

Consumer Finance: 0.33%
Acom Company Limited †	65,700	314,324
Aeon Financial Service Company Limited	16,900	311,163
Aiful Corporation †	54,100	173,597
Allied Properties (Hong Kong) Limited	297,208	61,682
Bajaj Finance Limited	4,363	717,357
Capital One Financial Corporation	59,000	4,224,400
Cembra Money Bank AG	2,650	191,970
Credit Saison Company Limited	25,526	439,393
Discover Financial Services	43,026	2,581,560
Hitachi Capital Corporation	8,400	174,714
Hong Leong Singapore Finance Limited	46,000	75,628
International Personal Finance plc	23,636	84,174
J Trust Company Limited	11,400	86,493
Jaccs Company Limited	22,000	83,352
LendingClub Corporation †«	298,848	1,616,768
Mahindra & Mahindra Financial Services Limited	51,709	275,068
Navient Corporation	400,556	5,759,995
Orient Corporation †	65,100	129,615
PRA Group Incorporated †	65,964	2,109,529
Provident Financial plc	12,082	476,916
Samsung Card Company Limited	9,337	370,549
Santander Consumer USA Holdings Incorporated †	62,501	786,263
Shriram Transport Finance Company Limited	46,998	868,133
SLM Corporation †	510,000	3,781,650
Sundaram Finance Limited	7,985	173,453
Synchrony Financial	87,039	2,422,295

		28,290,041

Diversified Financial Services: 0.40%
Ackermans & Van Haaren NV	2,400	286,314
AMP Limited	427,009	1,688,032
Ayala Corporation	69,362	1,302,538
Bajaj Auto Limited	5,564	150,233

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	37

Security name	Shares	Value

Diversified Financial Services (continued)
Banca Mediolanum SpA	18,176	$126,107
Bursa Malaysia Bhd	59,100	126,783
Century Leasing System Incorporated	8,000	300,391
Chailease Holding Company Limited	274,560	474,177
Challenger Financial Services Group Limited	81,434	562,444
Corporation Financiera Alba	1,616	66,064
D.Carnegie & Company AB †	1	13
Deutsche Boerse AG	18,044	1,541,742
Element Financial Corporation	24,304	252,974
Eurazeo	3,850	233,577
Exor SpA	5,847	240,337
First Pacific Company Limited	479,650	359,233
FirstRand Limited	996,648	2,987,504
FNFV Group	91,610	1,180,853
Fubon Financial Holding Company Limited	1,961,579	2,775,717
Fuyo General Lease Company Limited	4,100	192,983
Goldin Financial Holdings Limited †«	440,000	386,823
Groupe Bruxelles Lambert SA	7,755	680,520
GT Capital Holdings Incorporated	19,520	643,056
Haci Omer Sabanci Holding AS	362,072	1,117,759
Hankook Tire Worldwide Company Limited	3,596	69,017
IBJ Leasing Company Limited	6,500	132,243
Industrivarden AB Class A	18,200	353,342
Industrivarden AB Class C	13,675	249,198
Investor AB Class A	17,400	607,328
Investor AB Class B	40,618	1,432,909
Japan Securities Finance Company Limited	17,700	80,233
Kinnevik AB Class B	21,989	541,464
Legend Holdings Corporation H Shares	153,800	372,726
Lundbergforetagen AB Class B	5,095	311,569
Metro Pacific Investments Corporation	2,050,000	304,453
Mitsubishi UFJ Lease & Finance Company Limited	85,100	398,913
Onex Corporation	8,400	513,006
ORIX Corporation	191,200	2,748,852
Pargesa Holding SA	2,020	139,247
Power Finance Corporation Limited	84,672	156,397
Power Finance Corporation Limited-Bonus Shares (a)	84,672	156,397
PSG Group Limited	28,452	363,710
Remgro Limited	120,787	2,067,970
Ricoh Leasing Company Limited	2,300	59,842
RMB Holdings Limited	252,615	1,008,604
Rural Electrification Corporation Limited	147,918	526,448
SNS REAAL NV †«(a)	4,259	0
Sofina SA	2,215	309,334
Voya Financial Incorporated	106,191	3,105,025
Wendel	3,495	397,452
Zenkoku Hosho Company Limited	7,700	302,523

		34,384,376

38	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Insurance: 4.02%
Admiral Group plc	19,943	$536,857
Aegon NV	135,914	556,998
AFLAC Incorporated	44,000	3,263,920
Ageas NV	24,124	833,375
AIA Group Limited	1,739,600	10,999,269
Alleghany Corporation †	9,100	4,879,420
Allianz AG	42,233	6,291,381
Allianz AG ADR	5	74
Allied World Assurance Company	107,834	4,373,747
American Financial Group Incorporated	36,748	2,761,612
American International Group Incorporated	122,045	7,301,952
AmTrust Financial Services Incorporated	92,600	2,452,974
Arch Capital Group Limited †	68,166	5,517,356
Arthur J. Gallagher & Company	98,793	4,881,362
Aspen Insurance Holdings Limited	72,024	3,310,223
Assicurazioni Generali SpA	129,712	1,649,435
Assurant Incorporated	31,999	2,865,510
Assured Guaranty Limited	161,284	4,478,857
Aviva plc	368,601	2,073,577
AXA SA	176,076	3,696,324
Axis Capital Holdings Limited	51,222	2,912,995
Bajaj Finserv Limited	7,957	352,558
Baloise Holding AG	4,595	546,607
BB Seguridade Participacoes SA	221,952	2,003,562
Beazley plc	46,327	237,010
Brown & Brown Incorporated	140,455	5,262,849
Cathay Financial Holding Company Limited	2,272,719	2,872,190
China Insurance International Holdings Company Limited †	415,000	832,402
China Life Insurance Company - Taiwan Exchange	1,269,600	1,124,337
China Life Insurance Company H Shares	2,009,000	4,801,369
China Pacific Insurance Group Company Limited H Shares	836,200	2,942,715
Chubb Limited	50,631	6,426,593
Cincinnati Financial Corporation	82,834	6,387,330
CNO Financial Group Incorporated	214,300	3,482,375
CNP Assurances	18,792	302,475
Dai-Ichi Mutual Life Insurance Company Limited	173,000	2,406,935
Delta Lloyd NV	29,752	120,568
Direct Line Insurance Group plc	130,127	630,533
Discovery Holdings Limited	134,499	1,096,338
Dongbu Insurance Company Limited	5,940	359,596
E-L Financial Corporation Limited	200	103,248
Endurance Specialty Holdings Limited	74,878	4,930,716
Erie Indemnity Company Class A	30,700	3,132,321
Euler Hermes SA	1,281	105,867
Everest Reinsurance Group Limited	22,343	4,320,689
Fairfax Financial Holdings Limited	1,900	1,075,353
First American Financial Corporation	132,679	5,717,138
FNF Group	153,266	5,776,596
Genworth Financial Incorporated Class A †	657,534	3,110,136
Gjensidige Forsikring ASA	20,511	352,240

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	39

Security name	Shares	Value

Insurance (continued)
Great Eastern Holdings Limited	10,000	$150,464
Great-West Lifeco Incorporated «	23,800	568,412
Grupo Catalana Occidente SA	4,581	129,944
Hannover Rueck SE	5,268	538,259
Hanwha Life Insurance Company Limited	51,670	262,752
Helvetia Holding AG	513	256,487
Hiscox Limited	26,391	361,802
Hyundai Marine & Fire Insurance Company Limited	14,670	444,705
Industrial Alliance Insurance & Financial Services Incorporated	9,339	332,854
Insurance Australia Group Limited	382,174	1,596,960
Intact Financial Corporation	12,815	930,099
Japan Post Holdings Company Limited	72,185	945,350
Japan Post Insurance Company Limited	10,000	211,279
Jardine Lloyd Thompson Group plc	11,879	153,259
KB Insurance Company Limited	12,020	290,528
Kemper Corporation	63,725	2,386,501
Korea Reinsurance Company	11,222	120,272
Lancashire Holdings Limited	19,049	157,839
Legal & General Group plc	564,612	1,559,206
Liberty Holdings Limited	27,424	210,353
Lincoln National Corporation	133,453	6,409,748
Loews Corporation	149,900	6,274,814
Manulife Financial Corporation	175,200	2,390,063
Mapfre SA	59,378	160,483
Markel Corporation †	7,899	7,354,838
Medibank Private Limited	441,394	892,353
Mercury General Corporation	48,122	2,613,025
Meritz Fire & Marine Insurance Company Limited	13,130	183,113
MetLife Incorporated	118,945	5,162,213
MMI Holdings Limited	225,444	345,940
MPHB Capital Bhd †	85	29
MS&AD Insurance Group Holdings Incorporated	75,900	2,165,899
Muenchener Rueckversicherungs Gesellschaft AG	13,431	2,427,770
New China Life Insurance Company Limited H Shares	243,100	988,689
NIB Holdings Limited	69,823	234,041
NN Group NV	15,472	460,364
Old Mutual plc	447,204	1,139,844
Old Republic International Corporation	295,685	5,686,023
People’s Insurance Company Group of China Limited H Shares	2,502,000	1,006,276
Phoenix Group Holdings	18,917	215,867
PICC Property & Casualty Company Limited H Shares	1,448,435	2,393,660
Ping An Insurance (Group) Company of China Limited H Shares	1,381,500	7,150,096
Poste Italiane SpA	42,438	295,859
Power Corporation of Canada	32,500	686,976
Power Financial Corporation	24,500	564,393
Powszechny Zaklad Ubezpieczen SA	182,060	1,288,001
Primerica Incorporated «	55,464	3,157,566
Principal Financial Group Incorporated	145,293	7,129,528
ProAssurance Corporation	63,098	3,471,652
Prudential Financial Incorporated	47,162	3,743,720

40	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Insurance (continued)
Prudential plc	237,335	$4,249,434
QBE Insurance Group Limited	216,170	1,611,629
Rand Merchant Investment Holdings Limited	276,245	785,406
Reinsurance Group of America Incorporated	33,339	3,577,941
RenaissanceRe Holdings Limited	52,285	6,258,515
RLI Corporation	48,870	3,468,793
RSA Insurance Group plc	97,743	636,493
Saga plc	57,412	166,010
Sampo Oyj Class A	45,762	1,964,731
Samsung Fire & Marine Insurance Company Limited	5,879	1,423,614
Samsung Life Insurance Company	15,277	1,411,239
Sanlam Limited	488,659	2,076,684
Santam Limited	1	15
SCOR SE	17,098	503,023
Shin Kong Financial Holding Company Limited	3,485,718	764,583
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	12,348
Sompo Japan Nipponkoa Holdings Incorporated	60,000	1,922,969
Sony Financial Holdings Incorporated	27,600	379,062
St. James’s Place plc	47,271	609,566
Standard Life plc	184,742	884,255
Storebrand ASA †	21,988	92,963
Sun Life Financial Incorporated «	57,400	1,811,203
Suncorp Group Limited	185,747	1,774,293
Swiss Life Holding AG	2,683	671,057
Swiss Reinsurance AG	32,594	2,750,549
T&D Holdings Incorporated	102,100	1,164,926
The Allstate Corporation	39,327	2,711,990
The Hanover Insurance Group Incorporated	51,559	4,031,914
The Hartford Financial Services Group Incorporated	212,445	8,725,116
The Progressive Corporation	315,385	10,268,936
The Travelers Companies Incorporated	31,290	3,714,436
Tokio Marine Holdings Incorporated	111,000	4,359,967
Tong Yang Life Insurance Company	13,010	140,601
Topdanmark AS †	12,150	324,151
Torchmark Corporation	58,931	3,811,657
Tryg A/S	10,915	217,747
Unipol Gruppo Finanziario SpA	73,717	205,076
UnipolSai SpA	197,970	330,576
Unum Group	125,553	4,470,942
Validus Holdings Limited	98,347	4,995,044
Vienna Insurance Group AG	4,394	86,434
W.R. Berkley Corporation	50,912	3,022,645
Willis Towers Watson plc	74,757	9,270,616
Xl Group Limited	159,038	5,443,871
Zurich Insurance Group AG	13,809	3,529,645

		344,682,697

Real Estate Management & Development: 0.88%
Aeon Mall Company Limited	17,100	240,638
Africa Israel Investments Limited †	1,061	393

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	41

Security name	Shares	Value

Real Estate Management & Development (continued)
Aldar Properties PJSC	857,106	$644,037
Allreal Holding AG	1,348	198,866
Ascendas India Trust	83,000	65,793
Atrium European Real Estate Limited	10,857	47,473
Ayala Land Incorporated	1,588,900	1,312,859
Bukit Sembawang Estates Limited	28,000	94,947
Buwog AG	5,071	131,852
C C Land Holdings Limited	511	132
CA Immobilien Anlagen AG	3,951	74,943
Capital & Counties Properties plc	89,398	348,187
CapitaLand Limited	485,500	1,093,974
Castellum AB	28,107	424,856
Cathay Real Estate Development Company Limited †	260,000	113,487
Central Pattana PCL	354,500	617,025
Cheung Kong Property Holding Limited	399,793	2,808,711
China Evergrande Group	1,557,000	1,075,793
China Overseas Land & Investment Limited	1,170,480	3,870,141
China Resources Land Limited	808,888	2,278,323
China Vanke Company Limited H Shares	359,280	921,640
Chinese Estates Holdings Limited	69,696	150,037
City Developments Limited	83,000	517,208
Colliers International Group	2,138	87,972
Country Garden Holdings Company Limited	2,175,580	1,104,960
Daibiru Corporation	10,800	99,373
Daikyo Incorporated	44,000	69,743
Daito Trust Construction Company Limited	11,400	1,678,626
Daiwa House Industry Company Limited	96,200	2,483,915
Deutsche Euroshop AG	4,842	222,873
Deutsche Wohnen AG	27,669	1,040,096
DLF Limited	85,755	198,285
Dream Unlimited Class A †	3,983	24,237
Elbit Imaging Limited †	13	51
Emaar Properties PJSC	1,168,710	2,259,084
Emperor International Holdings Limited	200,000	44,602
F&C Commercial Property Trust Limited	75,126	124,301
Fabege AB	13,162	244,155
Far East Consortium International Limited	155,987	55,095
Farglory Land Development Company Limited	52,252	61,012
First Capital Realty Incorporated	7,489	126,720
FirstService Corporation	2,138	102,645
Future Mall Management Limited †	504	238
Gazit Globe Limited	4,376	45,417
Global Logistic Properties Limited	470,000	626,115
Goldcrest Company Limited	3,340	53,523
Goldin Properties Holdings Limited †	326,000	312,655
Grainger plc	37,054	112,739
Great Eagle Holdings Limited	71,414	322,201
Guocoland Limited	42,554	59,656
Hang Lung Group Limited	147,000	538,160
Hang Lung Properties Limited	305,000	695,116

42	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Real Estate Management & Development (continued)
Heiwa Real Estate Company Limited	5,200	$67,145
Heliopolis Housing	1,417	8,831
Henderson Land Development Company Limited	170,513	996,805
Highwealth Construction Corporation	269,880	419,315
HKC Holdings Limited †	217,196	3,528
HKR International Limited	125,600	56,505
Hong Kong Land Holdings Limited	170,000	1,103,300
Hufvudstaden AB Class A	14,497	252,154
Hulic Company Limited	62,900	595,776
Hysan Development Company Limited	117,533	567,397
Immoeast AG Interim Shares (a)	15,082	0
Immofinanz AG	101,423	231,808
Immofinanz AG Interim Shares †(a)	19,870	0
IOI Properties Group Bhd	502,600	312,305
Jones Lang LaSalle Incorporated	27,655	3,228,721
K Wah International Holdings Limited	175,515	96,156
Kenedix Incorporated	44,000	202,001
Kerry Properties Limited	145,053	421,647
Kowloon Development Company Limited	45,000	43,216
Kungsleden	25,316	195,918
Land & Houses PCL	456,840	126,697
LEG Immobilien AG	4,572	446,287
Lendlease Corporation Limited	85,652	889,618
Leopalace21 Corporation	39,000	258,580
Longfor Properties Company Limited	306,000	493,068
Medinet Nasr Housing †	13,400	21,851
Megaworld Corporation	2,758,000	278,789
Midland Holdings Limited †	56,000	17,325
Mitsubishi Estate Company Limited	204,189	3,862,155
Mitsui Fudosan Company Limited	143,000	3,079,341
Mobimo Holding AG	799	199,192
New World Development Limited	749,118	939,590
Nexity SA	1,566	82,117
Nomura Real Estate Holding Incorporated	20,000	325,907
NTT Urban Development Corporation	15,800	144,921
Palm Hills Developments SAE	79,185	21,937
Prelios SpA †	1,105	98
PSP Swiss Property AG	3,653	349,868
PT Bumi Serpong Damai Tbk	2,777,000	450,098
PT Lippo Karawaci Terbuka Tbk	4,995,500	414,252
Radium Life Tech Company Limited	1,634	518
Realogy Holdings Corporation	89,395	2,399,362
Red Star Macalline Group Corporation H shares	459,000	415,361
Relo Holdings Incorporated	1,600	226,859
Robinsons Land Company	372,100	254,748
Ruentex Development Company Limited †	202,996	237,667
Savills plc	10,369	100,759
Shimao Property Holding Limited	283,500	394,686
Shree Precoated Steels Limited †	3,781	144
Sinarmas Land Limited	85,000	30,882

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	43

Security name	Shares	Value

Real Estate Management & Development (continued)
Sino Land Company	677,961	$1,160,588
Sino-Ocean Land Holdings Limited	1,039,500	482,395
SM Prime Holdings Incorporated	3,478,354	2,228,326
SP Setia Bhd	269,144	231,614
Sumitomo Real Estate Sales Company Limited	2,500	47,190
Sumitomo Realty & Development Company Limited	69,000	1,820,949
Sun Hung Kai Properties Limited	230,284	3,241,618
Swire Pacific Limited Class A	97,500	1,077,112
Swire Pacific Limited Class B	195,000	385,096
Swire Properties Limited	200,183	563,838
Swiss Prime Site AG	5,716	502,703
TAG Immobilien AG	11,454	164,751
Talaat Moustafa Group	108,625	70,215
The Howard Hughes Corporation †	21,943	2,594,101
The RMR Group Incorporated Class A	7,013	270,351
Tian An China Investment	224,097	125,950
TOC Company Limited	13,900	109,894
Tokyo Tatemono Company Limited	34,500	405,137
Tokyu Fudosan Holdings Corporation	74,700	415,862
UEM Land Holdings Bhd	413,675	110,164
Unite Group plc	20,850	171,530
United Industrial Corporation Limited	64,877	129,521
United Overseas Land Limited	106,331	433,924
Vonovia SE	40,491	1,575,605
Wharf Holdings Limited	203,500	1,437,541
Wheelock & Company Limited	145,000	829,901
Wheelock Properties (Singapore) Limited	39,000	42,079
Wing Tai Holdings Limited	88,730	111,364

		75,829,404

REITs: 5.77%
Abacus Property Group	42,035	95,406
Activia Properties Incorporated	80	408,254
Advance Residence Investment Corporation	189	504,170
Aeon REIT Investment Corporation	168	208,975
Alexandria Real Estate Equities Incorporated	39,100	4,304,519
Allied Properties REIT	9,500	266,803
American Campus Communities Incorporated	159,600	7,997,556
American Capital Agency Corporation	173,400	3,348,354
American Homes 4 Rent Class A	212,092	4,638,452
American Tower Corporation	76,862	8,714,614
Annaly Capital Management Incorporated	544,533	5,831,948
Apartment Investment & Management Company Class A	82,337	3,719,986
Apple Hospitality REIT Incorporated «	185,573	3,640,942
Argosy Property Trust	146,218	123,071
Ascendas REIT	362,087	651,116
AvalonBay Communities Incorporated	24,800	4,340,248
Befimmo S.C.A. Sicafi	1,044	69,872
Big Yellow Group plc	13,948	138,559
Blackstone Mortgage Trust Incorporated Class A	111,287	3,318,578

44	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

REITs (continued)
Boardwalk REIT	1,855	$71,278
Boston Properties Incorporated	29,589	4,146,307
Brandywine Realty Trust	208,094	3,356,556
British Land Company plc	96,327	838,640
Brixmor Property Group Incorporated	120,114	3,430,456
Bunnings Warehouse Property Trust	74,476	181,910
Camden Property Trust	45,900	4,028,643
Canadian Apartment Properties	5,440	123,949
Canadian REIT	4,006	148,461
CapitaLand Commercial Trust Limited	360,464	408,761
CapitaLand Mall Trust	468,636	742,966
Care Capital Properties Incorporated	98,869	2,965,081
Cathay No.1 REIT	400,000	214,305
CBL & Associates Properties Incorporated	200,468	2,860,678
CDL Hospitality Trusts	121,000	123,003
Champion REIT	571,653	364,765
Charter Hall Group	46,118	202,761
Charter Hall Retail REIT	62,961	202,523
Chimera Investment Corporation	223,979	3,693,414
Cofinimmo SA	2,555	314,637
Colony Financial Incorporated Class A	150,927	2,787,622
Columbia Property Trust Incorporated	146,952	3,465,128
Comforia Residential REIT Incorporated	72	165,760
Cominar REIT	20,000	250,877
Communications Sales & Leasing Incorporated	160,991	5,022,919
Corporate Office Properties Trust	112,300	3,202,796
Corrections Corporation of America	141,300	2,250,909
Cousins Properties Incorporated	232,387	2,560,905
Cromwell Group	285,800	219,089
Crown Castle International Corporation	63,053	5,975,533
CubeSmart REIT	215,900	5,943,727
CYS Investments Incorporated	202,052	1,780,078
Daiwa House REIT Investment Corporation (a)	46	285,412
Daiwa House Residential Investment Corporation	99	279,207
Daiwa Office Investment Corporation	41	245,291
DCT Industrial Trust Incorporated	107,037	5,213,772
DDR Corporation	159,633	3,018,660
Derwent Valley Holdings plc	8,152	292,455
Dexus Property Group	143,410	1,047,620
DiamondRock Hospitality	265,181	2,808,267
Douglas Emmett Incorporated	170,655	6,409,802
Duke Realty Corporation	193,178	5,432,165
DuPont Fabros Technology Incorporated	89,200	3,782,080
Emlak Konut Gayrimenkul Yati	469,570	462,036
EPR Properties	77,326	6,056,172
Equinix Incorporated	39,249	14,469,144
Equinix Incorporated	770	283,861
Equity Commonwealth †	150,841	4,719,815
Equity Lifestyle Properties Incorporated	106,750	8,276,328
Equity Residential	38,700	2,510,469

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	45

Security name	Shares	Value

REITs (continued)
Essex Property Trust Incorporated	37,309	$8,472,874
Eurocommercial Properties NV	3,299	149,936
Extra Space Storage Incorporated	71,200	5,735,160
Federal Realty Investment Trust	40,301	6,407,859
Fibra Uno Administracion SAB de CV	718,045	1,389,766
Fonciere des Regions	3,503	327,286
Fortune REIT	246,000	314,574
Four Corners Property Trust Incorporated	71,528	1,481,345
Frontier Real Estate Investment Corporation	73	357,010
Fukuoka REIT Corporation	100	179,868
Gaming and Leisure Properties Incorporated	232,260	7,945,615
Gecina SA	2,316	362,319
General Growth Properties Incorporated	69,200	2,016,488
Geo Group Incorporated	87,942	1,762,358
Global One Real Estate Investment Corporation	36	137,090
GLP J-REIT	383	475,303
Goodman Group	252,674	1,441,320
Goodman Property Trust	181,257	177,552
GPT Group	275,271	1,102,670
Granite Real Estate Investment Trust	4,243	134,855
Great Portland Estates plc	28,410	252,752
Growthpoint Properties Limited	721,042	1,247,184
H&R REIT	11,358	201,974
Hammerson plc	66,473	506,276
Hankyu REIT Incorporated	115	157,387
HCP Incorporated	56,004	2,202,637
Healthcare Realty Trust Incorporated	139,075	4,875,970
Healthcare Trust of America Incorporated Class A	165,351	5,578,943
Heiwa Real Estate REIT Incorporated	149	123,273
Hospitality Properties Trust	183,721	5,601,653
Host Hotels & Resorts Incorporated	402,800	7,177,896
Hulic REIT Incorporated	121	213,313
ICADE	3,119	240,683
Ichigo Real Estate Investment Corporation	189	140,839
Industrial & Infrastructure Fund Investment Corporation	51	254,347
Intu Properties plc	88,750	368,273
Invesco Mortgage Capital Incorporated	148,078	2,330,748
Investa Office Fund	109,870	376,532
Invincible Investment Corporation	507	325,864
Iron Mountain Incorporated	133,519	5,128,465
Japan Excellent Incorporated	184	247,906
Japan Hotel REIT Investment Corporation	503	432,192
Japan Logistics Fund Incorporated	129	294,120
Japan Prime Realty Investment Corporation	128	565,989
Japan Real Estate Investment Corporation	191	1,122,389
Japan Rental Housing Investment Incorporated	257	203,931
Japan Retail Fund Investment Corporation	385	864,403
Kenedix Realty Investment	52	313,613
Kenedix Residential Investment Corporation	43	118,529
Kenedix Retail REIT Corporation	61	152,463

46	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

REITs (continued)
Keppel REIT	206,614	$161,506
Kilroy Realty Corporation	51,295	3,725,556
Kimco Realty Corporation	226,180	6,796,709
Kite Realty Group Trust	98,139	2,834,254
Kiwi Property Group Limited	201,240	226,331
KLCC Property Holdings Bhd	105,300	199,150
Klepierre	21,292	997,744
Lamar Advertising Company Class A	42,756	2,664,981
Land Securities Group plc	74,578	1,071,377
LaSalle Hotel Properties	134,952	3,786,753
LaSalle Logiport REIT	172	174,219
Lexington Corporate Properties Trust	247,458	2,670,072
Liberty Property Trust	178,732	7,369,120
Life Storage Incorporated	61,066	5,495,940
Link REIT	323,655	2,353,081
LondonMetric Property plc	59,025	127,192
Mack-Cali Realty Corporation	105,534	2,929,624
Mapletree Industrial Trust	180,600	235,948
Mapletree Logistics Trust	301,210	236,555
MCUBS MidCity Investment Corporation	33	111,154
Merlin Properties Socimi SA	27,586	320,632
MFA Mortgage Investments Incorporated	440,466	3,400,398
Mirvac Group	619,201	1,079,637
Mori Hills REIT Corporation	189	285,879
Mori Trust Sogo REIT Incorporated	165	291,519
National Retail Properties Incorporated	176,454	8,840,345
New Residential Investment Corporation	275,075	3,947,326
Nippon Accommodations Fund Incorporated	76	325,405
Nippon Building Fund Incorporated	208	1,272,546
Nippon Prologis REIT Incorporated	255	611,961
NIPPON REIT Investment Corporation	47	116,472
Nomura Real Estate Master Fund Incorporated	558	920,607
NorthStar Realty Europe Corporation	80,892	828,334
NorthStar Realty Finance Corporation	213,311	2,845,569
Omega Healthcare Investors Incorporated	85,974	3,112,259
ORIX JREIT Incorporated «	355	620,688
Outfront Media Incorporated	165,040	3,683,693
Paramount Group Incorporated	200,225	3,604,050
Parkway Life REIT	64,000	117,436
Pebblebrook Hotel Trust	94,940	2,851,998
Piedmont Office Realty Trust Incorporated Class A	173,200	3,742,852
Post Properties Incorporated	69,746	4,622,765
Potlatch Corporation	54,022	2,045,813
Precinct Properties New Zealand Limited	145,054	136,300
Premier Investment Corporation	163	221,030
Public Storage Incorporated	27,597	6,180,072
Rayonier Incorporated	146,600	4,035,898
Realty Income Corporation	139,262	9,153,691
Redefine Properties Limited	1,331,220	997,826
Redwood Trust Incorporated	101,434	1,501,223

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	47

Security name	Shares	Value

REITs (continued)
Regency Centers Corporation	54,383	$4,380,007
Resilient REIT Limited	102,685	824,162
Retail Properties of America Incorporated Class A	286,377	4,868,409
RioCan REIT	14,088	295,854
RLJ Lodging Trust	148,627	3,468,954
Scentre Group	768,669	2,871,136
Segro plc	80,631	479,851
Sekisui House REIT incorporated	119	167,807
Sekisui House SI Investment Corporation	125	144,493
Senior Housing Properties Trust	288,489	6,444,844
Shaftesbury plc	24,082	305,955
Shopping Centres Australasia Property Group	117,209	203,484
SIA REIT Incorporated	14	53,854
Simon Property Group Incorporated	55,986	12,063,303
Smart REIT	5,367	145,041
Spirit Realty Capital Incorporated	585,754	7,761,241
Starhill Global REIT	254,000	150,075
Starwood Property Trust Incorporated	122,500	2,805,250
Stockland Australia	353,241	1,287,570
Sunstone Hotel Investors Incorporated	257,450	3,575,981
Suntec REIT	384,000	472,091
Taubman Centers Incorporated	79,573	6,180,435
Tokyu REIT Incorporated	135	185,019
Top REIT Incorporated (a)	29	125,354
Two Harbors Investment Corporation	414,286	3,687,145
UDR Incorporated	149,300	5,401,674
Unibail-Rodamco SE	8,909	2,444,636
United Urban Investment Corporation	405	721,418
Urban Edge Properties REIT	109,548	3,139,646
Vastned Retail NV	1,059	43,854
VEREIT Incorporated	505,138	5,278,692
Vicinity Centres	471,677	1,173,359
Washington Prime Group Incorporated	217,062	2,982,432
Washington Real Estate Investment Trust	85,675	2,784,438
Weingarten Realty Investors	140,000	5,775,000
Welltower Incorporated	37,753	2,897,543
Wereldhave NV	4,146	198,721
Westfield Corporation	275,983	2,119,782
Weyerhaeuser Company	405,634	12,919,443
Workspace Group plc	11,049	99,604
WP Carey Incorporated	51,257	3,416,279
Xenia Hotels & Resorts Incorporated	143,924	2,423,680
Yuexiu Real Estate Investment Trust	325,000	213,244

		494,812,458

Thrifts & Mortgage Finance: 0.28%
Aareal Bank AG	3,994	134,544
Capitol Federal Financial Incorporated	166,615	2,395,924
Genworth Mortgage Insurance Canada Incorporated	2,068	53,947
Home Capital Group Incorporated «	4,758	106,306

48	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Thrifts & Mortgage Finance (continued)
Housing Development Finance Corporation Limited	443,127	$9,299,580
Indiabulls Housing Finance Limited	89,088	1,089,755
LIC Housing Finance Limited	74,052	633,649
MGIC Investment Corporation †	403,974	3,268,150
New York Community Bancorp Incorporated	256,238	3,871,756
Paragon Group of Companies plc	26,738	111,407
Washington Federal Incorporated	106,609	2,825,139

		23,790,157

Health Care: 10.19%

Biotechnology: 2.28%
3-D Matrix Limited †	3,100	20,853
AbbVie Incorporated	178,272	11,427,235
Abcam plc	16,796	160,014
ACADIA Pharmaceuticals Incorporated †«	116,502	3,743,209
Actelion Limited	11,077	1,843,633
Agios Pharmaceuticals Incorporated †«	37,796	1,392,405
Alexion Pharmaceuticals Incorporated †	40,608	5,110,923
Alkermes plc †	84,791	3,711,302
Alnylam Pharmaceuticals Incorporated †	98,019	6,846,627
Amgen Incorporated	83,000	14,114,980
Biogen Incorporated †	39,707	12,135,650
BioMarin Pharmaceutical Incorporated †	92,649	8,698,815
bluebird bio Incorporated †«	52,600	2,595,284
Celgene Corporation †	140,224	14,967,510
Cepheid Incorporated †	93,354	3,203,909
CK Life Sciences International Holdings Incorporated	702,000	64,250
Clovis Oncology Incorporated †«	48,096	1,191,338
CSL Limited	66,050	5,366,073
Dyax Corporation (a)	188,200	0
Genmab AS †	5,982	955,772
Genus plc	5,667	135,512
Gilead Sciences Incorporated	241,100	18,897,418
Green Cross Corporation	1,207	189,439
Green Cross Holdings Corporation	5,818	157,582
Grifols SA	26,431	559,872
Incyte Corporation †	97,380	7,897,518
Intercept Pharmaceuticals Incorporated †«	22,588	3,350,026
Intrexon Corporation †«	72,346	1,826,013
Ionis Pharmaceuticals Incorporated †«	157,612	4,673,196
Juno Therapeutics Incorporated †«	105,185	3,111,372
Karo Bio AB †«	107,433	530,849
Kite Pharma Incorporated †«	55,307	3,186,789
Medivation Incorporated †	93,286	7,515,120
Medy-Tox Incorporated	1,142	453,215
Mesoblast Limited †«	31,890	32,116
Myriad Genetics Incorporated †	100,100	2,038,036
NanoCarrier Company Limited †«	6,400	57,094
Neurocrine Biosciences Incorporated †	104,600	5,068,916

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	49

Security name	Shares	Value

Biotechnology (continued)
Novavax Incorporated †«	385,500	$2,636,820
OBI Pharma Incorporated †	50,000	625,581
OPKO Health Incorporated †«	418,615	3,809,397
PeptiDream Incorporated †«	5,100	218,117
Portola Pharmaceuticals Incorporated †	80,403	1,637,005
Puma Biotechnology Incorporated †	31,460	1,860,859
Radius Health Incorporated †«	48,410	2,654,804
Regeneron Pharmaceuticals Incorporated †	14,213	5,579,313
Savient Pharmaceuticals Incorporated †(a)	2,670	0
Seattle Genetics Incorporated †	66,100	2,944,755
Shire Limited plc	79,789	4,988,332
Shire plc ADR	387	72,439
Sirtex Medical Limited	8,261	208,173
Swedish Orphan Biovitrum AB †	15,061	178,044
Takara Bio Incorporated	6,300	91,031
Ultragenyx Pharmaceutical Incorporated †	50,559	3,332,849
United Therapeutics Corporation †	27,305	3,338,855
Vertex Pharmaceuticals Incorporated †	44,738	4,228,188
Viromed Company Limited †	1,994	211,382

		195,845,809

Health Care Equipment & Supplies: 1.86%
Abbott Laboratories	160,394	6,739,756
Abiomed Incorporated †	51,800	6,109,292
Align Technology Incorporated †	96,605	8,974,605
Ansell Limited	26,316	444,209
Asahi Intecc Company Limited	8,000	355,676
Baxter International Incorporated	58,264	2,722,677
bioMerieux SA	1,765	268,442
Boston Scientific Corporation †	739,078	17,604,838
C.R. Bard Incorporated	41,994	9,273,955
Cochlear Limited	8,162	864,302
Coloplast Class B	10,575	804,390
Cooper Companies Incorporated	27,308	5,077,103
CYBERDYNE Incorporated †«	8,948	140,881
Danaher Corporation	108,494	8,832,497
DexCom Incorporated †	111,060	10,116,455
DiaSorin SpA	1,623	104,911
Edwards Lifesciences Corporation †	121,882	14,035,931
Elekta AB Class B «	35,308	301,910
Essilor International SA Cie Generale d’Optique	17,811	2,261,890
Fisher & Paykel Healthcare Corporation	89,568	628,458
Fukuda Denshi Company Limited	2,200	129,706
Getinge AB Class B	18,499	360,876
GN Store Nord A/S	17,550	376,941
Halyard Health Incorporated †	53,142	1,937,026
Hartalega Holdings Bhd	183,500	198,183
Hogy Medical Company Limited	2,000	135,891
Hoya Corporation	58,400	2,262,848
IDEXX Laboratories Incorporated †	50,374	5,676,142

50	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Intuitive Surgical Incorporated †	6,842	$4,696,486
Nagaileben Company Limited	3,800	77,201
Nakanishi Incorporated	4,000	144,590
Nihon Kohden Corporation	13,200	300,577
Nikkiso Company Limited	14,000	123,133
Nipro Corporation	22,400	278,850
NuVasive Incorporated †	64,800	4,242,456
Olympus Corporation	45,000	1,472,237
Osstem Implant Company Limited †	1,678	85,631
Paramount Bed Holdings Company Limited	3,500	126,178
ResMed Incorporated	79,251	5,285,249
Smith & Nephew plc	83,542	1,348,251
Sonova Holding AG	4,488	621,033
St. Jude Medical Incorporated	29,645	2,309,938
Straumann Holding AG	989	383,614
Sysmex Corporation	24,300	1,566,530
Teleflex Incorporated	58,090	10,635,698
Terumo Corporation	52,100	2,026,797
Top Glove Corporation Bhd	366,800	384,392
Varian Medical Systems Incorporated †	56,276	5,409,812
West Pharmaceutical Services Incorporated	96,573	7,902,569
William Demant Holding †	17,515	365,951
Zimmer Holdings Incorporated	21,000	2,721,810

		159,248,774

Health Care Providers & Services: 2.06%
Acadia Healthcare Company Incorporated †	97,541	4,993,124
Alfresa Holdings Corporation	32,200	600,959
AmerisourceBergen Corporation	104,700	9,105,759
AmSurg Corporation †	71,000	4,609,320
Anthem Incorporated	28,181	3,524,879
Apollo Hospitals Enterprise Limited	21,420	431,774
AS ONE Corporation	2,400	91,509
Bangkok Chain Hospital PCL	87	30
Bangkok Dusit Medical Services PCL Class F	1,509,100	1,024,508
Brookdale Senior Living Incorporated †	113,800	1,958,498
Bumrungrad Hospital PCL	107,400	527,452
Cardinal Health Incorporated	34,400	2,740,648
Celesio AG	9,643	271,704
Centene Corporation †	224,602	15,338,071
Chemed Corporation	21,451	2,894,383
Cigna Corporation	46,800	6,002,568
DaVita HealthCare Partners Incorporated †	92,743	5,993,980
Express Scripts Holding Company †	114,563	8,328,730
Fresenius Medical Care AG & Company KGaA	19,133	1,693,267
Fresenius SE & Company KGaA	36,249	2,645,189
Healthscope Limited	250,063	575,081
HealthSouth Corporation	115,500	4,702,005
Henry Schein Incorporated †	46,782	7,662,424
Humana Incorporated	27,028	4,830,174

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	51

Security name	Shares	Value

Health Care Providers & Services (continued)
IHH Healthcare Bhd	615,700	$992,893
Korian SA	11,688	418,304
Laboratory Corporation of America Holdings †	58,285	7,980,965
Life Healthcare Group Holdings Limited	246,277	644,923
LifePoint Hospitals Incorporated †	56,556	3,201,070
Magellan Health Services Incorporated †	35,157	2,008,168
McKesson Corporation	40,700	7,514,034
Mediclinic International plc	78,796	1,061,404
Medipal Holdings Corporation	30,400	480,688
MEDNAX Incorporated †	52,256	3,436,877
Miraca Holdings Incorporated	8,300	393,481
Molina Healthcare Incorporated †	58,800	3,164,028
Netcare Limited	414,008	925,055
Nichii Gakkan Company	7,200	57,272
Orpea	3,644	316,437
Owens & Minor Incorporated	73,500	2,526,195
Patterson Companies Incorporated	100,400	4,618,400
Primary Health Care Limited	92,654	284,804
Quest Diagnostics Incorporated	79,200	6,559,344
Ramsay Health Care Limited	20,419	1,273,250
Rhoen Klinikum AG	4,591	135,784
Ryman Healthcare Limited	72,433	504,551
Ship Healthcare Holdings Incorporated	6,600	176,251
Sigma Pharmaceuticals Limited	257,710	236,292
Sinopharm Group Company Limited H Shares	367,600	1,883,597
Sonic Healthcare Limited	59,652	1,031,124
Suzuken Company Limited	14,800	428,988
Team Health Holdings Incorporated †	96,200	3,203,460
Tenet Healthcare Corporation †	129,164	3,087,020
Toho Holdings Company Limited	9,400	182,703
TOKAI Corporation	2,600	82,801
UDG Healthcare plc	34,039	273,777
UnitedHealth Group Incorporated	105,163	14,307,426
Universal Health Services Incorporated Class B	51,000	6,147,030
Vital KSK Holdings Incorporated	9,000	81,854
WellCare Health Plans Incorporated †	58,300	6,570,410

		176,736,696

Health Care Technology: 0.17%
Allscripts Healthcare Solutions Incorporated †	221,500	2,859,565
athenahealth Incorporated †	24,063	2,946,033
Cerner Corporation †	58,024	3,744,869
M3 Incorporated	28,600	855,526
Medidata Solutions Incorporated †	74,400	4,025,040

		14,431,033

Life Sciences Tools & Services: 0.64%
Bio Techne Corporation	48,878	5,149,297
Bio-Rad Laboratories Incorporated Class A †	27,067	4,027,840
Charles River Laboratories International Incorporated †	62,020	5,160,684

52	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Life Sciences Tools & Services (continued)
Divi’s Laboratories Limited	25,894	$511,346
Eurofins Scientific SE	812	329,148
Gerresheimer AG	3,694	306,769
ICON plc ADR †	5,230	401,612
Illumina Incorporated †	26,657	4,487,439
Lonza Group AG	5,820	1,102,992
Mettler-Toledo International Incorporated †	15,260	6,150,848
Parexel International Corporation †	69,096	4,700,601
QIAGEN NV †	22,655	599,922
Quintiles Transnational Holdings Incorporated †	52,465	4,055,545
Tecan Group AG	803	126,547
Thermo Fisher Scientific Incorporated	71,200	10,835,928
Waters Corporation †	46,065	7,246,485

		55,193,003

Pharmaceuticals: 3.18%
Akorn Incorporated †	108,000	2,907,360
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan plc †	71,612	16,795,878
Aspen Pharmacare Holdings Limited	82,217	1,968,466
Astellas Pharma Incorporated	320,800	4,900,444
AstraZeneca plc	112,231	7,234,691
Aurobindo Pharma Limited	73,202	864,444
Bayer AG	76,769	8,218,103
Bristol-Myers Squibb Company	184,485	10,587,594
BTG plc †	29,198	230,431
Bukwang Pharmaceutical Company	3,630	90,506
Cadila Healthcare Limited	101,725	578,573
Celltrion Incorporated †«	13,443	1,287,634
China Medical System Holding Limited	329,000	551,334
Chugai Pharmaceutical Company Limited	31,300	981,670
Cipla Limited India	112,548	962,885
Daiichi Sankyo Company Limited	97,200	2,230,720
Dong-A ST Company Limited	1,090	101,668
Dr. Reddys Laboratories Limited	23,358	1,077,687
Eisai Company Limited	42,800	2,494,409
Eli Lilly & Company	106,619	8,289,627
Endo International plc †	124,836	2,584,105
Galenica AG	419	486,075
GlaxoSmithKline Pharmaceuticals Limited	4,235	191,859
GlaxoSmithKline plc	437,688	9,420,148
Glenmark Pharmaceuticals Limited	35,144	441,386
GW Pharmaceuticals plc †	22,939	155,281
H. Lundbeck AS †	7,172	286,583
Hanmi Pharm Company Limited	750	399,552
Hanmi Science Company Limited	4,294	516,050
Haw Par Corporation Limited	27,500	184,888
Hikma Pharmaceuticals plc	10,618	298,381
Hisamitsu Pharmaceutical Company Incorporated	12,600	563,843
Horizon Pharma plc †	188,677	3,547,128

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	53

Security name	Shares	Value

Pharmaceuticals (continued)
Hua Han Bio-Pharmaceutical Holdings Limited H Shares	4,987	$347
Ilyang Pharmaceutical Company Limited †	2,300	96,022
Indivior plc	61,638	254,637
Innoviva Incorporated «	105,049	1,164,993
Ipsen SA	2,572	167,058
Jazz Pharmaceuticals plc †	34,000	4,210,220
Jeil Pharmaceutical Company	1,190	101,710
Johnson & Johnson	297,596	35,515,107
Kaken Pharmaceutical Company Limited	6,500	366,887
Kissei Pharmaceutical Company Limited	7,200	173,276
Komipharm International Company †«	5,117	156,034
Kyorin Company Limited	8,900	178,318
Kyowa Hakko Kogyo Company Limited	37,800	536,320
LG Life Sciences Limited †	1,820	105,283
Lupin Limited	66,388	1,469,319
Luye Pharma Group Limited †	418,000	265,643
Merck & Company Incorporated	306,685	19,256,751
Merck KGaA	12,492	1,314,553
Mitsubishi Tanabe Pharma Corporation	36,000	668,052
Mochida Pharmaceutical Company Limited	2,200	152,032
Mylan NV †	82,392	3,490,125
Nichi-Iko Pharmaceutical Company Limited	8,000	141,265
Nippon Shinyaku Company Limited	9,000	417,098
Novartis AG	242,433	19,078,150
Novo Nordisk AS Class B	176,159	8,256,257
Ono Pharmaceutical Company Limited	77,700	2,025,389
Orion Oyj Class A	3,628	136,419
Orion Oyj Class B	8,702	329,444
Otsuka Holdings Company Limited	80,500	3,487,957
Pacira Pharmaceuticals Incorporated †	52,919	2,097,180
Perrigo Company plc	27,634	2,514,418
Pfizer Incorporated	673,771	23,447,231
Piramal Enterprises Limited	18,361	504,071
PT Kalbe Farma Tbk	7,442,000	1,007,040
Recordati SpA	6,569	198,719
Roche Holding AG	2,539	620,326
Roche Holding AG Genusschein	65,222	15,901,821
Rohto Pharmaceutical Company Limited	16,300	255,374
Sanofi SA	110,160	8,487,183
Santen Pharmaceutical Company Limited	60,900	766,364
Sawai Pharmaceutical Company Limited	5,200	341,758
Seikagaku Corporation	7,900	111,554
Shionogi & Company Limited	44,100	1,968,761
Sino Biopharmaceutical Limited	1,218,000	781,902
Sosei Group Corporation «†	2,300	371,904
Stada Arzneimittel AG	5,207	279,604
Sumitomo Dainippon Pharma Company Limited	25,200	421,847
Sun Pharmaceutical Industries Limited	303,946	3,520,318
Taisho Pharmaceutical Holding Company Limited	8,200	751,327
Takeda Pharmaceutical Company Limited	107,200	4,724,612

54	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Industries Limited	94,247	$4,783,466
The United Laboratories International Holdings Limited †	500	226
Torrent Pharmaceuticals Limited	20,280	494,191
Towa Pharmaceutical Company Limited	1,900	71,802
Tsumura & Company	10,400	273,809
TTY Biopharm Company Limited	65,000	236,602
UCB SA	13,970	1,147,053
Valeant Pharmaceuticals International Incorporated †	30,257	878,823
Yuhan Corporation	1,877	485,663
Yungjin Pharmaceutical Company †	13,070	126,011
Zeria Pharmaceutical Company Limited	9,000	127,260

		272,642,289

Industrials: 10.76%

Aerospace & Defense: 1.32%
Airbus Group NV	54,584	3,183,715
B/E Aerospace Incorporated	62,600	3,164,430
BAE Systems plc	307,386	2,173,621
Bharat Electronics Limited	27,081	493,520
Bombardier Incorporated Class B †	143,159	234,705
BWX Technologies Incorporated	124,908	4,847,679
CAE Incorporated	24,800	353,637
Chemring Group plc	12,198	22,946
Cobham plc	161,040	341,946
Dassault Aviation SA	313	333,722
Elbit Systems Limited	1,785	173,538
Embraer SA	217,900	966,960
General Dynamics Corporation	30,926	4,707,556
Hanwha Techwin Company Limited	9,105	503,021
Hexcel Corporation	122,400	5,489,640
Huntington Ingalls Industries Incorporated	62,707	10,357,315
KLX Incorporated †	75,045	2,802,180
Korea Aerospace Industries Limited	7,520	571,250
L-3 Communications Holdings Incorporated	43,085	6,411,910
Leonardo-Finmeccanica SpA †	34,904	398,291
Lockheed Martin Corporation	27,449	6,669,284
MacDonald Dettwiler & Associates Limited	2,966	195,818
Meggitt plc	77,064	473,903
Moog Incorporated Class A †	46,740	2,757,193
MTU Aero Engines AG	4,407	448,123
Northrop Grumman Corporation	19,451	4,124,974
Orbital ATK Incorporated	77,157	5,819,953
Qinetiq Group plc	51,946	157,231
Raytheon Company	32,000	4,484,160
Rockwell Collins Incorporated	72,896	6,100,666
Rolls-Royce Holdings plc - BATS Exchange	181,553	1,835,728
Saab AB Class B	5,318	181,146
Safran SA	31,081	2,173,072
Senior plc	38,774	120,213
Singapore Technologies Engineering Limited	264,000	625,873

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	55

Security name	Shares	Value

Aerospace & Defense (continued)
Teledyne Technologies Incorporated †	45,176	$4,840,157
Thales SA	9,751	844,362
TransDigm Group Incorporated †	30,240	8,624,146
Ultra Electronics Holdings plc	5,405	119,949
United Technologies Corporation	140,909	14,996,945
Zodiac Aerospace SA	17,330	394,347

		113,518,825

Air Freight & Logistics: 0.30%
Bollore Investissement	97,380	351,720
Bpost SA	9,098	231,383
Deutsche Post AG	89,813	2,845,167
Expeditors International of Washington Incorporated	101,600	5,146,040
FedEx Corporation	45,200	7,454,836
Freightways Limited	37,588	184,917
Hub Group Incorporated Class A †	48,701	1,984,566
Hyundai Glovis Company Limited	2,877	473,479
Kerry Logistics Network Limited	72,526	101,157
Kintetsu World Express Incorporated	5,900	71,736
Mainfreight Limited	9,747	121,646
Mitsui-Soko Company Limited	20,000	58,764
Oesterreichische Post AG	4,954	177,935
Panalpina Welttransport Holdings AG	1,522	209,835
PostNL †	25,238	110,439
Royal Mail plc	72,366	488,441
Singapore Post Limited	260,000	260,487
XPO Logistics Incorporated †«	116,105	4,156,559
Yamato Holdings Company Limited	55,200	1,302,574

		25,731,681

Airlines: 0.40%
Air Canada †	26,372	180,184
Air China H Shares	534,000	395,120
Air France-KLM †	16,025	87,999
All Nippon Airways Company Limited	169,000	459,476
Allegiant Travel Company	18,500	2,557,440
Asiana Airlines †	21,610	104,077
Cathay Pacific Airways Limited	167,000	240,246
China Airlines	594,775	172,638
Chorus Aviation Incorporated	63	288
Deutsche Lufthansa AG	24,014	279,784
easyJet plc	22,179	321,824
Eva Airways Corporation	427,849	198,212
International Consolidated Airlines	72,922	366,751
Japan Airlines Company Limited	17,605	535,475
JetBlue Airways Corporation †	426,213	6,798,097
Korean Air Lines Company Limited †	7,538	213,295
LANTAM Airlines Group SA †	79,059	622,209
Qantas Airways Limited	191,247	465,691

56	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Airlines (continued)
Ryanair Holdings plc	15,795	$1,146,875
Singapore Airlines Limited	90,200	695,145
Southwest Airlines Company	115,600	4,263,328
Spirit Airlines Incorporated †	92,614	3,703,634
Turk Hava Yollari Anonim Ortakligi †«	270,807	472,490
United Continental Holdings Incorporated †	191,600	9,658,556
Virgin Australia International Holdings (a)	177,317	0
WestJet Airlines Limited	32,660	602,693

		34,541,527

Building Products: 0.63%
A.O. Smith Corporation	99,000	9,551,520
Aica Kogyo Company Limited	9,900	246,005
Armstrong Flooring Incorporated †	34,365	708,606
Armstrong World Industries Incorporated	68,700	2,986,389
Asahi Glass Company Limited	175,000	1,112,937
Assa Abloy AB Class B	92,949	1,882,726
Belimo Holding AG	43	144,273
Bunka Shutter Company Limited	12,000	83,622
Central Glass Company Limited	31,000	118,948
Compagnie de Saint-Gobain SA	45,570	1,998,678
Daikin Industries Limited	42,700	3,957,380
Dorma+Kaba Holding AG Class B	280	219,775
Geberit AG	3,718	1,621,699
GWA International Limited	44,009	97,902
Johnson Controls Incorporated	68,800	3,018,944
KCC Corporation	841	311,132
Kingspan Group plc	16,453	451,105
Lennox International Incorporated	51,358	8,272,233
LIXIL Group Corporation	42,000	847,185
Nibe Industrier AB Class B	53,652	480,387
Nichias Corporation	22,000	196,260
Nichiha Corporation	5,800	107,238
Nippon Sheet Glass Company Limited	171,000	132,219
Nitto Boseki Company Limited	38,000	128,913
Noritz Corporation	8,300	162,446
Okabe Company Limited	8,500	68,680
Owens Corning Incorporated	60,200	3,306,184
Rockwool International AS Class B	400	75,900
Sankyo Tateyama Incorporated	4,600	69,401
Sanwa Holdings Corporation	35,900	318,525
Sekisui Jushi Corporation	6,000	93,771
Taiwan Glass Industrial Corporation †	343,581	140,765
Takara Standard Company Limited	20,000	166,433
Takasago Thermal Engineering Company	9,700	143,815
TOTO Limited	23,400	888,822
Tyco International plc	230,254	10,057,495
Uponor Oyj	2,800	50,597

		54,218,910

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	57

Security name	Shares	Value

Commercial Services & Supplies: 0.79%
Aeon Delight Company Limited	3,500	$98,473
Aggreko plc	24,032	321,572
Babcock International Group plc	46,368	636,890
Berendsen plc	15,297	246,069
Bilfinger SE †	4,408	127,717
Brambles Limited	227,942	2,110,538
Cabcharge Australia Limited «	26,928	65,570
China Everbright International Limited	717,000	916,867
Civeo Corporation †	59,549	68,481
Clean Harbors Incorporated †	67,504	3,226,691
Cleanaway Waste Management Limited	162,245	137,787
Copart Incorporated †	131,190	6,693,314
Covanta Holding Corporation	153,000	2,278,170
Dai Nippon Printing Company Limited	89,000	904,924
Daiseki Company Limited	6,700	116,496
De La Rue plc	11,470	91,199
Deluxe Corporation	58,634	3,997,080
Downer EDI Limited	82,141	302,492
Duskin Company Limited	8,400	144,188
Edenred	14,866	323,686
Essendant Incorporated	49,312	955,173
G4S plc	126,965	384,466
HomeServe plc	12,155	90,341
Intrum Justitia AB	10,031	316,726
ISS A/S	13,842	560,576
KEPCO Plant Service & Engineering Company Limited	3,274	189,099
Kokuyo Company Limited	17,300	238,938
Loomis AB Class B	8,827	252,623
Mineral Resources Limited	31,646	269,706
Mitie Group plc «	40,984	145,524
Mitsubishi Pencil Company Limited	4,400	214,759
MSA Safety Incorporated	45,321	2,639,948
Nissha Printing Company Limited «	7,200	173,554
Okamura Corporation	15,400	141,103
Oyo Corporation	3,900	39,503
Park24 Company Limited	16,100	470,715
Pilot Corporation	5,800	227,874
Pitney Bowes Incorporated	226,500	4,249,140
Prosegur Compania de Seguridad SA	26,730	179,194
Regus plc	55,194	217,216
Relia Incorporated	8,300	78,536
Rentokil Initial plc	173,799	488,171
Republic Services Incorporated	127,900	6,461,508
Ritchie Bros. Auctioneers Incorporated	6,229	216,642
RR Donnelley & Sons Company	251,822	4,306,156
S1 Corporation Incorporated	2,828	261,241
Sato Corporation	4,000	84,202
Secom Company Limited	30,000	2,276,712
Securitas AB Class B	25,461	442,857
Serco Group plc †	97,398	163,710

58	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies (continued)
Societe BIC SA	2,766	$403,716
Sohgo Security Services Company Limited	13,000	649,592
Spotless Group Holdings Limited	290,919	230,665
Stericycle Incorporated †	47,931	4,121,107
Taiwan Secom Company Limited	64,960	184,661
Tetra Tech Incorporated	67,000	2,365,100
Tomra Systems ASA	7,776	86,786
Toppan Forms Company Limited	6,500	68,477
Toppan Printing Company Limited	95,000	846,566
Transcontinental Incorporated Class A	3,424	50,130
Waste Connections Incorporated	5,786	441,473
Waste Connections Incorporated	73,348	5,605,988
Waste Management Incorporated	43,953	2,810,355

		67,408,733

Construction & Engineering: 0.64%
Abengoa SA Class A	2,071	1,312
Actividades de Construccion y Servicios SA	16,688	472,905
AECOM Technology Corporation †	186,700	5,755,961
Aecon Group Incorporated	8,690	121,596
Arcadis NV	7,054	94,578
Balfour Beatty plc †	61,174	226,773
Bouygues SA	16,989	538,759
Budimex SA	6,367	320,928
Cardno Limited «	53,299	30,644
Carillion plc	47,881	163,601
China Communications Construction Company Limited H Shares	1,454,779	1,586,510
China Railway Group Limited Class H	1,159,000	859,066
China State Construction International Holdings Limited	438,000	522,830
Chiyoda Corporation	25,000	202,001
Chudenko Corporation	6,500	123,887
CIMIC Group Limited	17,730	394,553
Comsys Holdings Corporation	16,700	315,551
CTCI Corporation	123,000	174,438
Daelim Industrial Company Limited	6,425	467,325
Daewoo Engineering & Construction Company Limited †	31,654	172,607
Dialog Group Bhd	784,124	297,756
Eiffage SA	4,842	379,151
EverChina International Holdings Company Limited †	960,000	32,175
Ferrovial SA	37,886	746,522
Flsmidth & Company AS	5,428	200,299
Fluor Corporation	73,400	3,809,460
Galliford Try plc	7,693	114,658
Gamuda Bhd	828,450	996,877
GS Engineering & Construction Corporation †	11,855	305,678
Hanison Construction Holding Limited	30,555	5,199
Hazama Ando Corporation	30,100	167,861
Hibiya Engineering Limited	6,000	93,597
Hochtief AG	4,214	566,646
Hyundai Development Company	9,673	404,704

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	59

Security name	Shares	Value

Construction & Engineering (continued)
Hyundai Engineering & Construction Company Limited	11,463	$396,322
IJM Corporation Bhd	1,039,140	878,868
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	407,640	613,195
Interserve plc	12,112	68,431
Jacobs Engineering Group Incorporated †	63,900	3,366,891
JGC Corporation	38,000	602,697
Kajima Corporation	145,000	974,001
Kandenko Company Limited	16,000	142,425
KBR Incorporated	187,800	2,756,904
KEPCO Engineering & Construction Company Incorporated	1,785	51,949
Kier Group plc	8,943	146,559
Kinden Corporation	23,000	251,863
Koninklijke Bam Groep NV	28,912	129,774
Kumagai Gumi Company Limited	61,000	164,490
Kumho Industrial Company Limited †	9	90
Kyowa Exeo Corporation	14,600	209,831
Kyudenko Corporation	7,200	227,555
Larsen & Toubro Limited	54,392	1,228,795
Larsen & Toubro Limited GDR	8,011	180,248
Maeda Corporation	23,000	191,843
Maeda Road Construction Company Limited	10,000	170,106
Malaysian Resources Corporation Bhd	50	15
Mirait Holdings Corporation	11,700	98,720
Monadelphous Group Limited «	19,272	125,286
NCC AB Class B	8,600	214,481
Nippo Corporation	8,000	144,977
Nippon Densetsu Kogyo Company Limited	8,000	150,389
Nippon Koei Company Limited	15,000	57,991
Nishimatsu Construction Company Limited	45,000	204,852
Obayashi Corporation	106,200	980,245
Obrascon Huarte Lain SA	10,626	35,440
Okumura Corporation	29,000	156,401
Outotec Oyj †	15,988	68,197
Peab AB	21,523	179,889
Penta-Ocean Construction Company Limited	41,700	220,057
Quanta Services Incorporated †	198,000	5,094,540
Royal Boskalis Westminster NV	8,093	289,326
Samsung Engineering Company Limited †	30,682	309,572
Sanki Engineering Company Limited	10,000	80,704
Shimizu Corporation	107,000	954,535
Sho-Bond Holdings Company Limited	3,600	158,836
Sino Thai Engineering & Construction PCL	374,529	270,492
Skanska AB Class B	34,816	763,372
SNC-Lavalin Group Incorporated	14,400	613,817
Socam Development Limited †	63	27
Sumitomo Mitsui Construction Company Limited	150,200	140,815
Taikisha Limited	5,400	121,032
Taisei Corporation	169,000	1,270,787
Takamatsu Corporation	3,600	83,054
Toa Corporation	31,000	56,029

60	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Construction & Engineering (continued)
Toda Corporation	37,000	$188,460
Tokyu Construction Company Limited	13,280	130,021
Toshiba Plant Systems & Services Corporation	6,000	94,293
Totetsu Kogyo Company Limited	5,900	162,747
Toyo Engineering Corporation	28,000	86,329
United Engineers Limited	59,000	97,435
Valmont Industries Incorporated	29,477	3,845,864
Vinci SA	43,394	3,290,978
WSP Global Incorporated	5,250	172,625
YIT Oyj	11,040	77,028
Yokogawa Bridge Holdings Corporation	8,000	88,687

		54,497,590

Electrical Equipment: 0.73%
ABB Limited	183,256	3,970,500
ABB Limited - Natl India Exchange	14,757	255,267
Acuity Brands Incorporated	24,962	6,867,545
AMETEK Incorporated	132,768	6,472,440
Bharat Heavy Electricals limited	223,538	464,299
Cosel Company Limited	4,900	51,148
Daihen Corporation	18,000	94,467
Denyo Company Limited	3,200	30,928
Doosan Heavy Industries & Construction Company Limited	13,384	331,899
Eaton Corporation plc	48,605	3,234,177
Elswedy Cables Holding Company	9,692	56,210
Emerson Electric Company	68,904	3,629,863
FDG Electric Vehicles Limited †	1,480,000	91,575
Fuji Electric Holdings Company Limited	102,000	465,317
Fujikura Limited	46,000	258,310
Furukawa Electric Company Limited	104,000	268,381
Futaba Corporation	6,900	103,435
Gamesa Corporación Tecnologica SA	20,083	460,913
GS Yuasa Corporation	61,000	237,597
Havells India Limited	71,752	447,419
Johnson Electric Holdings Limited	54,750	146,446
Legrand SA	23,684	1,418,928
LS Corporation	7,178	404,929
LS Industrial Systems Company Limited	3,641	139,436
Mabuchi Motor Company Limited	8,700	461,634
Mitsubishi Electric Corporation	313,000	4,085,502
Nidec Corporation	39,800	3,585,904
Nitto Kogyo Corporation	4,900	60,998
Nordex AG †	816	22,578
Osram Licht AG	7,623	399,134
Prysmian SpA	18,370	453,257
Rockwell Automation Incorporated	74,300	8,613,599
Sanyo Denki Company Limited	6,000	31,141
Schneider Electric SE	52,663	3,588,607
Schneider Electric SE - London Exchange	1,614	110,307
Sensata Technologies Holding NV †	95,700	3,644,256

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	61

Security name	Shares	Value

Electrical Equipment (continued)
SGL Carbon AG «	3,056	$39,338
Shihlin Electric	118,000	144,290
SolarCity Corporation †«	85,386	1,764,075
Sumitomo Electric Industries Limited	115,700	1,714,840
Teco Electric & Machinery Company Limited	774,000	651,291
Ushio Incorporated	18,700	208,029
Vestas Wind Systems AS	23,748	1,970,131
Voltronic Power Technology Corporation	13,650	211,221
Walsin Lihwa Corporation	600,000	192,874
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited H Shares	151,000	802,927

		62,657,362

Industrial Conglomerates: 1.11%
Aboitiz Equity Ventures Incorporated	814,780	1,311,482
Aditya Birla Nuvo Limited	9,359	192,183
Alfa SA de CV Class A	1,170,200	1,904,014
Alliance Global Group Incorporated	970,700	339,573
Antarchile SA	32,607	301,786
Beijing Enterprises Holdings Limited	135,000	774,407
Bidvest Group Limited	93,694	968,677
Boustead Holdings Bhd	158,368	84,348
CITIC Pacific Limited	1,930,000	3,040,212
CJ Corporation	1,980	339,175
CK Hutchison Holdings Limited	384,296	4,938,971
DCC plc	9,251	841,853
DMCI Holdings Incorporated	2,121,900	523,701
Doosan Corporation	2,425	257,724
Enka Insaat Ve Sanayi AS	342,626	506,273
Far Eastern New Century Corporation	1,360,496	1,003,312
Fosun International	445,000	616,084
General Electric Company	994,738	31,075,615
Grupo Carso SAB de CV	111,000	452,696
Hanwha Corporation (Korea)	11,460	376,690
HAP Seng Consolidated Bhd	197,100	378,113
Hopewell Holdings	123,000	433,649
Industries Qatar	18,137	557,855
Jardine Matheson Holdings Limited	43,585	2,608,562
Jardine Strategic Holdings Limited	28,894	931,543
JG Summit Holdings	966,992	1,618,744
Katakura Industries Company Limited	5,400	58,924
Keihan Electric Railway Company Limited	82,000	531,793
Keppel Corporation Limited	270,051	1,026,727
Koc Holding AS	227,557	987,956
Koninklijke Philips NV «	95,657	2,778,484
LG Corporation	21,404	1,265,044
LT Group Incorporated	735,600	268,381
MMC Corporation Bhd	109,200	60,584
Mytilineos Holdings SA	1,209	5,259
Nisshinbo Holdings Incorporated	21,600	219,622

62	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Industrial Conglomerates (continued)
NWS Holdings Limited	304,024	$543,183
Quinenco SA	62,686	128,928
Rheinmetall AG	3,555	256,722
Roper Industries Incorporated	57,993	10,296,657
Samsung C&T Corporation	14,897	2,024,122
San Miguel Corporation	214,380	388,778
Seibu Holdings Incorporated	32,708	537,098
SembCorp Industries Limited	165,000	329,407
Shun Tak Holdings Limited	294,250	97,103
Siemens AG	76,880	9,180,160
Siemens India Limited	21,727	410,743
Sime Darby Bhd	699,391	1,360,669
SK Company Limited	6,119	1,163,433
SM Investments Corporation	160,932	2,348,616
Smiths Group plc	35,162	619,179
Tokai Holdings Corporation	17,500	102,668
Top Frontier Investment Holdings Incorporated †	8	37
Toshiba Corporation †	612,000	1,935,402
Turk Sise Ve Cam Fabrikalari AS	151,693	175,418
Yazicilar Holding AS Class A	9,222	41,223

		95,519,562

Machinery: 2.35%
Aalberts Industries NV	11,130	373,070
AG Growth International Incorporated	1,000	32,980
AGCO Corporation	85,000	4,125,900
Aida Engineering Limited	11,300	79,181
Airtac International Group	16,852	125,870
Alfa Laval AB	28,699	445,874
Allison Transmission Holdings Incorporated	98,313	2,727,203
Alstom SA †	20,310	537,258
Amada Company Limited	51,500	538,569
Andritz AG	7,071	360,807
Asahi Diamond Industrial Company Limited	12,000	98,700
Ashok Leyland Limited	330,303	431,806
Atlas Copco AB Class A	61,897	1,755,543
Atlas Copco AB Class B	37,370	960,808
ATS Automation Tooling Systems Incorporated †	4,800	39,567
Bando Chemical Industries Limited	15,000	66,689
Bodycote plc	18,289	141,816
Bucher Industries AG	862	218,228
Cargotec Oyj Corporation Class B	3,652	163,963
Caterpillar Incorporated	63,293	5,186,861
China Conch Venture Holdings Limited	543,000	1,044,345
CKD Corporation	12,000	130,479
CLARCOR Incorporated	63,038	4,127,098
CNH Industrial NV	78,164	571,082
Colfax Corporation †	129,564	3,845,460
Cosco Corporation Singapore Limited †	190,000	36,258
CRRC Corporation Limited H Shares	1,315,000	1,176,415

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	63

Security name	Shares	Value

Machinery (continued)
CSBC Corporation Taiwan	102	$48
Cummins India Limited	13,858	190,457
Daewoo Shipbuilding & Marine Engineering Company Limited †«(a)	16,970	68,184
Daifuku Company Limited	16,700	289,403
Deere & Company	31,400	2,654,870
DMG Mori Seiki AG	3,643	172,845
DMG Mori Seiki Company Limited	16,700	184,327
Donaldson Company Incorporated	149,600	5,617,480
Doosan Infracore Company Limited †	19,520	143,030
Duerr AG	2,309	195,229
Ebara Corporation	69,000	354,787
Eicher Motors Limited	4,371	1,484,910
FANUC Corporation	28,200	4,805,161
Fortive Corporation	56,397	2,970,430
Fuji Machine Manufacturing Company Limited	13,300	152,327
Fujitec Company Limited	13,000	144,619
Furukawa Company Limited	61,000	92,563
GEA Group AG	16,445	882,601
Georg Fischer AG	456	366,729
Glory Limited	10,100	323,602
Graco Incorporated	73,100	5,385,277
Hanjin Heavy Industries & Construction Company Limited †	14,343	54,928
Hillenbrand Incorporated	83,186	2,674,430
Hino Motors Limited	41,900	464,093
Hitachi Construction Machinery Company Limited	15,400	288,457
Hitachi Koki Company Limited	9,300	65,347
Hitachi Zosen Corporation	30,600	159,706
Hiwin Technologies Corporation	59,684	308,478
Hong Leong Asia Limited	11,000	5,813
Hoshizaki Electric Company Limited	7,700	615,464
Hyundai Elevator Company †	2,044	128,323
Hyundai Heavy Industries Company Limited †	7,814	963,610
Hyundai Mipo Dockyard Company Limited †	2,652	181,240
Hyundai Rotem Company Limited †	9,250	198,688
IDEX Corporation	42,263	3,949,055
IHI Corporation	228,000	696,351
Illinois Tool Works Incorporated	34,700	4,124,095
IMI plc	29,234	405,768
Ingersoll-Rand plc	139,100	9,457,409
Iseki & Company Limited	44,000	110,569
ITT Incorporated	107,189	3,878,098
Japan Steel Works	55,000	256,222
Joy Global Incorporated	116,100	3,167,208
JTEKT Corporation	36,000	559,494
Kawasaki Heavy Industries Limited	246,000	720,418
Kennametal Incorporated	105,200	2,941,392
King Slide Works Company Limited	17,000	207,608
Kion Group AG	5,692	324,251
Kitz Corporation	21,100	118,689
Komatsu Limited	140,330	3,067,282

64	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Machinery (continued)
Komori Corporation	11,000	$135,340
Kone Oyj Class B	38,458	1,932,554
Konecranes Oyj	3,753	118,807
Krones AG	626	59,842
Kubota Corporation	170,765	2,503,750
Kurita Water Industries Limited	16,200	369,360
Kyokuto Kaihatsu Kogyo Company	6,900	73,025
Lincoln Electric Holdings Incorporated	82,100	5,218,276
Makino Milling Machine Company Limited	16,000	102,373
Makita Corporation	20,400	1,464,959
Makita Corporation ADR	1	71
MAN SE	3,130	325,604
Manitowoc Company Incorporated	185,346	908,195
Manitowoc Foodservice Incorporated †	162,607	2,622,851
Max Company Limited	6,000	64,834
Meidensha Corporation	41,000	129,184
Melrose Industries plc	170,482	331,325
Metso Oyj	12,945	362,432
Minebea Company Limited	55,300	561,204
Mitsubishi Heavy Industries Limited	492,000	2,141,756
Mitsuboshi Belting Company Limited	10,000	77,128
Mitsui Engineering & Shipbuilding Company Limited	121,000	167,235
Miura Company Limited	16,600	313,341
Morgan Advanced Materials plc	21,935	82,322
Morita Holdings Corporation	7,000	89,982
Nabtesco Corporation	17,300	446,274
Nachi-Fujikoshi Corporation	45,000	153,095
Navistar International Corporation †«	94,121	1,321,459
NGK Insulators Limited	42,000	910,917
Nippon Sharyo Limited †	14,000	35,858
Nippon Thompson Company Limited	13,000	45,610
Nitta Corporation	3,300	76,962
NKT Holding AS	1,131	66,434
Nordson Corporation	70,742	6,984,358
Noritake Company Limited	17,000	38,119
Norma Group Se	2,994	160,304
NSK Limited	74,700	769,634
NTN Corporation	84,000	307,698
OILES Corporation	5,900	96,029
Okuma Corporation	21,000	160,547
OSG Corporation	14,100	261,654
Oshkosh Corporation	88,100	4,751,233
Paccar Incorporated	63,456	3,797,207
Pentair plc	102,659	6,575,309
Rotork plc	77,250	203,795
Ryobi Limited	20,000	88,339
Samsung Heavy Industries Company Limited †«	28,640	248,641
Sandvik AB	105,184	1,142,069
Schindler Holding AG	2,474	467,357
Schindler Holding AG - Participation Certificate	5,042	948,883

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	65

Security name	Shares	Value

Machinery (continued)
SembCorp Marine Limited	147,200	$137,752
Shima Seiki Manufacturing Limited	4,400	96,833
Shinmaywa Industries Limited	17,000	107,950
Singamas Container Holding	180,000	18,563
Sintokogio Limited	10,700	85,422
SKF AB Class A	976	16,474
SKF AB Class B	35,091	591,501
SMC Corporation	9,700	2,731,919
Snap-on Incorporated	32,800	5,027,912
Spirax-Sarco Engineering plc	7,515	427,693
Star Micronics Company Limited	6,100	70,631
Sulzer AG	2,037	193,645
Sumitomo Heavy Industries Limited	97,000	476,258
Tadano Limited	18,900	187,603
Takuma Company Limited	14,000	120,427
Terex Corporation	129,600	3,146,688
The Middleby Corporation †	76,500	9,803,475
The Timken Company	81,200	2,750,244
The Toro Company	72,470	7,040,461
THK Company Limited	19,500	382,028
Toshiba Machine Company Limited	18,000	59,324
Trelleborg AB Class B	21,858	416,445
Tsubakimoto Chain Company	23,000	173,614
Tsugami Corporation	18,000	83,507
Tsukishima Kikai Company Limited	5,000	48,326
Valmet Corporation	12,945	172,841
Vesuvius plc	23,880	109,753
Volvo AB Class A	43,600	468,308
Volvo AB Class B	132,230	1,421,828
WABCO Holdings Incorporated †	28,700	3,064,012
Wabtec Corporation	50,380	3,859,612
Wartsila Oyj	17,118	704,197
WEG SA	209,260	1,071,184
Weir Group plc	19,735	390,539
Woodward Governor Company	71,600	4,490,752
Xylem Incorporated	99,633	5,067,334
Yangzijiang Shipbuilding Holdings Limited	789,000	443,014
Zardoya Otis SA (a)	629	5,933
Zardoya Otis SA - BATS Exchange	15,737	148,330

		201,739,062

Marine: 0.10%
A.P. Moller Maersk AS Class A	200	285,076
A.P. Moller Maersk AS Class B	645	964,324
DS Norden AS †	1,300	17,341
Evergreen Marine Corporation (Taiwan) Limited †	336,630	127,308
Hanjin Shipping Company Limited †	16,787	18,669
Hyundai Merchant Marine Company Limited †«	2,539	21,246
Iino Kaiun Kaisha Limited	15,900	57,167
Kawasaki Kisen Kaisha Limited «	149,000	375,866

66	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Marine (continued)
Kirby Corporation †	70,118	$3,653,148
Kuehne & Nagel International AG	5,401	753,960
MISC Bhd	427,800	797,477
Mitsui OSK Lines Limited	191,000	441,202
Nippon Yusen Kabushiki Kaisha	250,000	454,260
Orient Overseas International Limited	30,500	103,402
Pacific Basin Shipping Limited †	504,000	55,224
Pan Ocean Company Limited †	159	524
U-Ming Marine Transport Corporation	113,000	76,567
Wan Hai Lines Limited	209,212	100,879
Yang Ming Marine Transport	285,357	65,650

		8,369,290

Professional Services: 0.43%
Adecco SA	17,602	1,012,936
ALS Limited	74,573	302,645
Bureau Veritas SA	23,580	505,531
Capita plc	61,090	830,280
CEB Incorporated	40,832	2,458,086
Dksh Holding AG	2,262	156,734
Experian Group Limited	87,165	1,732,934
Hays plc	95,742	164,195
Ihs Markit Limited †	155,139	5,789,787
Intertek Group plc	15,050	689,923
Meitec Corporation	4,600	147,605
Michael Page International plc	20,623	93,971
Nomura Company Limited	6,900	93,898
Randstad Holdings NV	9,424	444,395
Recruit Holdings Company Limited	66,094	2,513,699
RELX NV	100,662	1,785,307
RELX plc	105,383	1,999,643
Robert Half International Incorporated	80,400	3,081,732
SAI Global Limited	33,140	84,931
SEEK Limited	58,955	712,024
SGS SA	519	1,140,317
Stantec Incorporated	7,070	168,582
TechnoPro Holdings Incorporated	4,000	130,092
Teleperformance SE	6,495	673,264
Temp Holdings Company Limited	22,700	362,226
The Advisory Board Company †	58,608	2,470,327
Verisk Analytics Incorporated †	87,924	7,302,088
WS Atkins plc	8,888	174,486

		37,021,638

Road & Rail: 0.95%
Aurizon Holdings Limited	59,294	195,629
Avis Budget Group Incorporated †	123,700	4,469,281
BTS Group Holdings PCL	1,605,700	419,800
Canadian National Railway Company	73,500	4,723,078
Canadian Pacific Railway Limited	14,300	2,190,144

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	67

Security name	Shares	Value

Road & Rail (continued)
Central Japan Railway Company	30,200	$4,959,146
China Auto Rental Incorporated †	323,000	306,031
CJ Korea Express Corporation †	2,016	363,422
ComfortDelGro Corporation Limited	275,000	571,214
Container Corporation of India	13,018	271,080
CSX Corporation	101,000	2,856,280
DSV AS	17,460	865,947
East Japan Railway Company	56,700	4,855,381
Firstgroup plc †	137,119	197,883
Fukuyama Transporting Company Limited «	28,000	161,833
Genesee & Wyoming Incorporated Class A †	74,825	5,087,352
Go-Ahead Group plc	3,179	82,613
Hankyu Hanshin Holdings Incorporated	38,000	1,226,695
Hitachi Transport System Limited	8,700	170,275
J.B. Hunt Transport Services Incorporated	49,914	3,962,672
Kansas City Southern	61,218	5,921,005
Keikyu Corporation	80,000	740,734
Keio Corporation	89,000	744,928
Keisei Electric Railway Company Limited	51,000	613,193
Kintetsu Corporation	286,000	1,089,103
Landstar System Incorporated	54,994	3,807,235
Maruzen Showa Unyu Company Limited	16,000	55,671
MTR Corporation Limited	203,684	1,113,264
Nagoya Railroad Company Limited	134,000	656,628
Nankai Electric Railway Company Limited	83,000	382,651
National Express Group plc	29,635	137,643
Nikkon Holdings Company Limited	9,900	213,472
Nippon Express Company Limited	139,000	658,290
Nishi-Nippon Railroad Company Limited	58,000	266,834
Norfolk Southern Corporation	31,300	2,939,070
Odakyu Electric Railway Company Limited	94,000	964,848
Old Dominion Freight Line Incorporated †	41,613	2,959,933
PKP Cargo SA †	18,354	208,976
Sankyu Incorporated	44,000	250,481
SEINO Holdings Company Limited	25,400	266,115
Senko Company Limited	15,000	90,755
SMRT Corporation Limited	98,000	118,324
Sotetsu Holdings Incorporated	68,000	340,444
Stagecoach Group plc	49,321	147,407
Tobu Railway Company Limited	158,000	766,597
Tokyu Corporation	176,000	1,313,217
TransForce Incorporated	6,211	126,787
Transport International Holdings Limited	45,600	141,957
Union Pacific Corporation	152,300	14,549,219
West Japan Railway Company	28,200	1,614,076

		81,134,613

Trading Companies & Distributors: 0.76%
AerCap Holdings NV †	20,019	800,159
Ashtead Group plc	48,201	800,683

68	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Trading Companies & Distributors (continued)
Brenntag AG	14,433	$785,485
Bunzl plc	31,676	980,818
Daewoo International Corporation	7,912	162,498
Fastenal Company	164,224	7,079,697
Finning International Incorporated	16,500	292,657
GATX Corporation «	54,534	2,391,316
Grafton Group plc	18,582	133,595
Hanwa Company Limited	31,000	172,880
Howden Joinery Group plc	55,350	331,724
iMarketKorea Incorporated	5,870	70,019
Inaba Denki Sangyo Company Limited	4,100	134,533
Inabata & Company Limited	8,900	83,095
Itochu Corporation	228,100	2,691,829
Iwatani International Corporation	36,000	197,632
Japan Pulp & Paper Company Limited	25,000	80,462
Kanamoto Company Limited	6,000	126,710
Kanematsu Corporation	81,000	118,997
Kloeckner & Company †	8,856	124,666
Kuroda Electric Company Limited	5,800	108,920
LG International Corporation	5,460	162,821
Marubeni Corporation	260,300	1,297,412
Misumi Group Incorporated	40,400	705,189
Mitsubishi Corporation	233,100	4,856,203
Mitsui & Company Limited	259,400	3,452,315
MonotaRO Company Limited	9,800	247,309
MRC Global Incorporated †	131,519	1,929,384
MSC Industrial Direct Company Class A	58,225	4,252,754
Nagase & Company Limited	17,600	195,282
Nichiden Corporation	2,100	58,130
Noble Group Limited †	918,576	80,231
NOW Incorporated †	141,721	2,925,121
Reece Australia Limited	7,414	251,185
Rexel SA	26,522	426,157
Russel Metals Incorporated	4,649	77,247
Seven Group Holdings Limited «	22,953	140,590
SIG plc	78,253	128,550
SK Networks Company Limited	31,860	180,873
Sojitz Corporation	187,500	449,427
Spicers Limited †	60,182	1,176
STX Corporation Company Limited †	116	304
Sumitomo Corporation	182,300	1,976,906
Tat Hong Holdings Limited	7,000	2,749
Toromont Industries Limited	6,843	207,054
Toyota Tsusho Corporation	34,900	798,081
Travis Perkins plc	23,342	510,348
Trusco Nakayama Corporation	3,400	156,091
United Rentals Incorporated †	49,445	4,069,818
W.W. Grainger Incorporated «	32,080	7,399,573
Wakita & Company Limited	7,000	49,253
Watsco Incorporated	33,780	4,994,711

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	69

Security name	Shares	Value

Trading Companies & Distributors (continued)
WESCO International Incorporated †	55,624	$3,457,588
Wolseley plc	26,144	1,503,697
Yamazen Corporation	18,000	136,742
Yuasa Trading Company Limited	3,800	73,565

		64,822,211

Transportation Infrastructure: 0.25%
Abertis Infraestructuras SA	43,565	674,736
Adani Ports & Special Economic Zone Limited	277,615	1,090,023
Aena SA 144A	6,720	950,096
Aeroports de Paris	3,323	342,864
Airports of Thailand PCL	115,000	1,335,529
Ansaldo STS SpA	6,620	77,978
Atlantia SpA	40,773	1,048,775
Auckland International Airport Limited	167,179	909,788
BBA Aviation plc	82,297	260,444
Beijing Capital International Airport Company Limited H Shares	426,000	480,500
CCR SA	296,720	1,567,584
China Merchants Holdings International Company Limited	503,227	1,433,612
China Resources and Transportation Group Limited †	130,000	2,665
COSCO Pacific Limited	416,669	451,176
DP World Limited	45,239	836,922
Flughafen Zuerich AG	2,275	420,975
Fraport AG	3,869	215,827
Groupe Eurotunnel SE	53,575	589,236
Grupo Aeroportuario del Pacifico SAB de CV Class B	97,400	968,477
Grupo Aeroportuario del Sureste SAB de CV Class B	61,000	928,916
Hong Kong Aircraft Engineering Company Limited	10,000	73,864
Hopewell Highway Infrastructure Limited	173,650	101,179
Hutchison Port Holdings Trust	977,000	420,110
International Container Term Services Incorporated	175,300	316,025
Japan Airport Terminal Company Limited «	11,500	453,487
Kamigumi Company Limited	38,000	329,077
Macquarie Atlas Roads Limited	53,146	221,278
Malaysia Airports Holdings Berhad	104,804	162,807
Mitsubishi Logistics Corporation	24,000	369,980
Nissin Corporation	18,000	49,930
Port of Tauranga Limited	9,453	136,496
PT Jasa Marga Tbk	395,500	144,902
SIA Engineering Company	42,000	117,758
Singapore Airport Terminal Services Limited	108,666	375,659
Sumitomo Warehouse Company Limited	29,000	143,788
Sydney Airport Holdings Limited	173,939	951,670
TAV Havalimanlari Holding AS	40,981	159,908
Transurban Group	293,870	2,531,034
Westshore Terminals Investment Corporation	8,100	136,874

		21,781,949

70	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Information Technology: 16.93%

Communications Equipment: 0.88%
Arista Networks Incorporated †«	45,835	$3,652,133
Brocade Communications Systems Incorporated	564,236	5,066,839
Ciena Corporation †	166,480	3,570,996
Cisco Systems Incorporated	557,050	17,513,652
Comba Telecom Systems Holdings Limited	309	55
CommScope Holdings Incorporated †	85,948	2,541,482
D-Link Corporation	801	289
Denki Kogyo Company Limited	13,000	58,551
F5 Networks Incorporated †	37,638	4,619,312
Harris Corporation	69,777	6,487,865
Hitachi Kokusai Electric Incorporated	9,000	159,706
Infinera Corporation †	201,400	1,728,012
Juniper Networks Incorporated	187,252	4,321,776
Lumentum Holdings Incorporated †	67,619	2,374,779
NetScout Systems Incorporated †	120,100	3,552,558
Nokia Oyj	354,521	1,993,071
Nokia Oyj - BATS Exchange	167,970	945,055
Palo Alto Networks Incorporated †	43,120	5,742,290
Plantronics Incorporated	47,400	2,400,810
Spirent plc	75,771	84,574
Telefonaktiebolaget LM Ericsson Class B	289,375	2,063,669
Viasat Incorporated †	58,700	4,404,848
Viavi Solutions Incorporated †	306,088	2,381,365
VTech Holdings Limited	27,900	311,457
Zinwell Corporation	446	507

		75,975,651

Electronic Equipment, Instruments & Components: 1.53%
AAC Technologies Holdings Incorporated	199,000	2,268,957
Ai Holdings Corporation	5,200	123,284
Alps Electric Company Limited	28,800	649,402
Amano Corporation	9,700	139,409
Anixter International Incorporated †	40,448	2,586,245
Anritsu Corporation	20,100	110,733
Arrow Electronics Incorporated †	48,114	3,167,345
AU Optronics Corporation	3,247,319	1,279,258
Avnet Incorporated	66,338	2,764,968
Azbil Corporation	10,300	301,638
Canon Electronics Incorporated	3,800	55,936
CDW Corporation of Delaware	77,079	3,441,577
Celestica Incorporated †	1,675	17,856
Cheng Uei Precision Industry Company Limited	71,855	87,185
Chroma ATE Incorporated	84,624	218,691
Chunghwa Picture Tubes Limited †	75	3
Citizen Holdings Company Limited	52,300	289,137
Corning Incorporated	113,100	2,566,239
Daiwabo Company Limited	29,000	61,663
Delta Electronics Incorporated	531,015	2,761,301

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	71

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Delta Electronics Thailand PCL	212,000	$453,207
Electrocomponents plc	44,350	177,510
Enplas Corporation	2,000	56,000
FEI Company	53,800	5,728,086
FIH Mobile Limited	528,000	176,963
Flextronics International Limited †	106,400	1,408,736
FLIR Systems Incorporated	166,600	5,136,278
Halma plc	39,753	553,337
Hamamatsu Photonics	21,700	682,680
Hexagon AB Class B	23,900	973,237
Hirose Electric Company Limited	4,600	590,422
Hitachi High Technologies Corporation	9,700	359,537
Hitachi Limited	709,000	3,398,869
Hon Hai Precision Industry Company Limited	3,668,660	10,174,503
Horiba Limited	5,900	274,001
Hosiden Corporation	12,200	91,266
Ibiden Company Limited	22,000	278,548
Ingenico SA	5,513	593,671
Ingram Micro Incorporated Class A	179,673	6,281,368
Innolux Display Corporation	3,328,666	1,174,928
IPG Photonics Corporation †	47,600	4,140,248
Jabil Circuit Incorporated	230,300	4,880,057
Japan Aviation Electronics Industry Limited	10,000	155,125
Japan Display Incorporated †	62,500	88,798
Keyence Corporation	6,400	4,486,464
Keysight Technologies Incorporated †	206,255	6,276,340
Kingboard Chemicals Holdings Limited	140	365
Knowles Corporation †	120,100	1,669,390
KOA Corporation	3,700	28,931
Kyocera Corporation	51,200	2,432,699
Laird Group plc	37,748	148,211
Largan Precision Company Limited	27,244	3,056,638
LG Display Company Limited	36,210	975,884
LG Innotek Company Limited	2,021	149,536
Littelfuse Incorporated	28,951	3,670,987
Mitsumi Electric Company Limited †«	16,600	102,843
Murata Manufacturing Company Limited	31,000	4,166,191
National Instruments Corporation	131,400	3,671,316
Nichicon Corporation	13,600	110,414
Nippon Chemi-Con Corporation	32,000	55,671
Nippon Electric Glass Company Limited	62,000	311,004
Nippon Signal Company Limited	10,900	88,494
OC Oerlikon Corporation AG	18,201	174,876
Oki Electric Industry Company Limited	138,000	184,062
Omron Corporation	32,004	1,085,720
Optex Company Limited	30	631
Pan-International Industrial Coporation	770	596
Premier Farnell plc	32,868	78,768
Renishaw plc	3,215	110,695
Ryosan Company Limited	4,600	138,047

72	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Samsung Electro-Mechanics Company Limited	8,990	$428,940
Samsung SDI Company Limited	8,978	930,008
Shimadzu Corporation	40,000	625,912
Silitech Technology Corporation	381	201
Simplo Technology Company Limited	67,000	220,655
Spectris plc	9,963	253,285
Synnex Technology International Corporation	274,535	289,845
Taiyo Yuden Company Limited	17,600	182,183
TDK Corporation	19,100	1,366,066
Tech Data Corporation †	41,700	3,095,808
Topcon Corporation	14,800	193,681
Toyo Corporation	3,700	36,905
TPK Holding Company Limited	58,033	106,993
Trimble Navigation Limited †	332,918	9,121,953
Tripod Technology Corporation	120,261	256,967
Truly International	250,000	116,983
Unimicron Technology Corporation	312,402	127,991
Venture Corporation Limited	49,000	330,875
Vishay Intertechnology Incorporated	180,954	2,562,309
WPG Holdings Company Limited	352,227	419,047
Yageo Corporation	99,516	211,072
Yaskawa Electric Corporation	40,000	589,185
Yokogawa Electric Corporation	33,300	426,449
Zebra Technologies Corporation Class A †	67,400	4,715,304
Zhen Ding Technology Holding	195,750	392,358

		130,893,950

Internet Software & Services: 3.20%
58.com Incorporated ADR †«	8,944	406,952
Akamai Technologies Incorporated †	98,748	5,421,265
Alibaba Group Holding Limited ADR †	303,156	29,463,732
Alphabet Incorporated Class A †	53,249	42,058,723
Alphabet Incorporated Class C †	53,555	41,079,363
Auto Trader Group plc 144A	101,594	497,746
Baidu.com Incorporated ADR †	71,598	12,248,270
Carsales.com Limited	34,942	337,712
Cimpress NV †«	2,740	272,000
COOKPAD Incorporated	6,500	64,771
CoStar Group Incorporated †	18,200	3,771,950
Criteo SA ADR †	9,221	340,070
Dena Company Limited	15,200	451,012
Dip Corporation	4,400	126,729
Facebook Incorporated Class A †	419,189	52,868,117
GMO Internet Incorporated	12,000	173,740
Gourmet Navigator Incorporated	4,400	108,868
Gree Incorporated	21,300	108,080
HC International Incorporated †	66,000	51,728
IAC/InterActive Corp	47,300	2,776,983
Internet Initiative Japan Incorporated	6,600	121,647
J2 Global Incorporated	60,087	4,096,131

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	73

Security name	Shares	Value

Internet Software & Services (continued)
Just Eat plc †	40,457	$287,412
Kakaku.com Incorporated	21,300	356,149
Kakao Corporation	6,754	492,467
LinkedIn Corporation Class A †	21,361	4,117,333
Mixi Incorporated	5,800	206,012
Moneysupermarket.com Group plc	76,188	288,533
Naver Corporation	4,228	3,204,179
NetEase Incorporated ADR	18,883	4,002,630
Pandora Media Incorporated †«	277,722	3,888,108
PChome Online Incorporated	25,409	277,068
Rackspace Hosting Incorporated †	137,104	4,311,921
Rightmove plc	11,307	608,610
Tencent Holdings Limited	1,447,566	37,656,067
Twitter Incorporated †	117,821	2,263,341
United Internet AG	13,768	566,078
VeriSign Incorporated †«	56,500	4,206,425
Yahoo! Incorporated †	159,100	6,801,525
Yahoo! Japan Corporation	184,500	752,515
Yelp Incorporated †	81,352	3,130,425

		274,262,387

IT Services: 3.20%
Accenture plc Class A	68,300	7,854,500
Alliance Data Systems Corporation †	33,528	6,859,158
Amadeus IT Holding SA Class A	39,511	1,815,569
Amdocs Limited	83,862	5,041,783
Atos Origin SA	9,556	940,252
Automatic Data Processing Incorporated	49,200	4,418,652
Booz Allen Hamilton Holding Corporation	154,243	4,682,817
Broadridge Financial Solutions Incorporated	65,813	4,560,841
Capgemini SA	14,926	1,454,142
CGI Group Incorporated Class A †	24,400	1,187,625
Cielo SA	265,555	2,762,292
Cognizant Technology Solutions Corporation Class A †	113,374	6,512,203
Computer Sciences Corporation	72,696	3,419,620
Computershare Limited	80,644	598,807
Convergys Corporation	114,777	3,423,798
Corelogic Incorporated †	106,616	4,373,388
CSRA Incorporated	164,819	4,184,754
DH Corporation	7,953	180,055
Digital Garage Incorporated	7,000	117,856
DST Systems Incorporated	42,900	5,212,779
DTS Corporation	4,200	86,342
EPAM Systems Incorporated †	55,574	3,790,703
Euronet Worldwide Incorporated †	64,780	5,027,576
Fidelity National Information Services Incorporated	150,500	11,939,165
Fiserv Incorporated †	128,028	13,193,285
FleetCor Technologies Incorporated †	44,240	7,264,208
Fujitsu Limited	289,000	1,466,997
Gartner Incorporated †	46,400	4,222,400

74	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

IT Services (continued)
Genpact Limited †	94,100	$2,226,406
Global Payments Incorporated	87,550	6,649,423
HCL Technologies Limited	170,968	1,987,564
Indra Sistemas SA †	6,012	77,724
Infosys Limited ADR	11,028	174,904
Infosys Technologies Limited	587,102	9,080,926
International Business Machines Corporation	159,846	25,396,332
Iress Market Technology Limited	16,055	147,328
Itochu Techno-Science Corporation	7,100	173,271
Jack Henry & Associates Incorporated	44,300	3,866,061
Leidos Holdings Incorporated	86,909	3,520,678
MasterCard Incorporated Class A	175,800	16,987,554
Maximus Incorporated	85,070	5,003,817
NEC Networks & System Integration Corporation	5,800	94,681
Net One Systems Company Limited	17,400	118,225
NeuStar Incorporated Class A «†	77,400	1,966,734
Nihon Unisys Limited	9,400	119,652
Nomura Research Institute Limited	18,200	615,667
NS Solutions Corporation	5,200	89,913
NTT Data Corporation	19,000	989,803
OBIC Company Limited	9,700	496,883
Otsuka Corporation	8,700	368,719
Paychex Incorporated	173,500	10,526,245
PayPal Holdings Incorporated †	199,677	7,418,001
Paysafe Group plc †	44,072	252,732
Sabre Corporation	114,372	3,219,572
Science Applications International Corporation	48,869	3,118,331
SCSK Corporation	7,600	279,495
Tata Consultancy Services Limited	127,664	4,787,257
Tech Mahindra Limited	160,321	1,122,271
Tieto Oyj	8,394	250,463
TIS Incorporated	12,806	303,859
TKC Corporation	2,200	64,959
Transcosmos Incorporated	4,400	102,106
Visa Incorporated Class A	344,794	27,893,835
Western Union Company	274,348	5,903,969
WEX Incorporated †	50,667	5,031,740
Wipro Limited	172,934	1,269,568
Wipro Limited ADR «	13,142	135,625
Wirecard AG «	9,255	458,053
Worldpay Group plc 144A	79,838	313,260
Xerox Corporation	531,484	5,235,117

		274,430,290

Semiconductors & Semiconductor Equipment: 3.06%
Advanced Micro Devices Incorporated †	777,886	5,756,356
Advanced Semiconductor Engineering Incorporated	1,727,821	2,123,667
Advantest Corporation «	25,500	381,767
Aixtron AG †	8,010	49,454
Ams AG	10,795	365,486

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	75

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Analog Devices Incorporated	166,300	$10,403,728
Applied Materials Incorporated	115,459	3,445,297
ARM Holdings plc	132,795	2,957,479
ASM International NV	4,894	186,316
ASM Pacific Technology	46,000	358,154
ASML Holdings NV	38,883	4,136,392
Broadcom Limited	67,152	11,846,956
Cavium Incorporated †	73,870	4,113,082
Chipbond Technology Corporation	155,000	200,769
Cree Incorporated †	130,163	3,125,214
Cypress Semiconductor Corporation	398,886	4,758,710
Dialog Semiconductor plc †	11,319	396,828
Disco Corporation	4,800	541,864
EO Technics Company Limited	1,365	106,874
Epistar Corporation †	213,210	154,546
Everlight Electronics Company Limited	83,210	132,956
Fairchild Semiconductor International Incorporated †	149,982	2,984,642
Faraday Technology Corporation	316	315
First Solar Incorporated †	44,600	1,686,772
Gintech Energy Corporation	8	6
Global PVQ SE †	3,594	44
Hanergy Thin Film Power Group Limited †(a)	5,441,305	1
Hermes Microvision Incorporated	21,000	900,080
Himax Technologies Incorporated «	29,262	310,762
Infineon Technologies AG	102,520	1,726,203
Inotera Memories Incorporated †	1,007,888	854,452
Intel Corporation	523,302	18,781,309
King Yuan Electronics Company Limited	341,063	313,326
Kinsus Interconnect Technology Corporation	53,582	112,971
KLA-Tencor Corporation	88,570	6,134,358
Lam Research Corporation	91,000	8,492,120
Linear Technology Corporation	128,900	7,507,136
Marvell Technology Group Limited	243,900	3,024,360
Maxim Integrated Products Incorporated	159,000	6,474,480
MediaTek Incorporated	407,531	3,204,456
Microchip Technology Incorporated	115,764	7,166,949
Micron Technology Incorporated †	200,100	3,299,649
Microsemi Corporation †	148,600	5,938,056
Nanya Technology Corporation	199,734	236,051
Novatek Microelectronics Corporation Limited	224,790	768,652
NVIDIA Corporation	276,000	16,929,840
NXP Semiconductors NV †	26,126	2,299,611
ON Semiconductor Corporation †	501,000	5,410,800
Phison Electronics Corporation	34,000	245,915
Powertech Technology Incorporated	181,914	474,700
PV Crystalox Solar plc †	3,180	626
Qorvo Incorporated †	156,346	8,978,951
QUALCOMM Incorporated	265,897	16,770,124
Radiant Opto-Electronics Corporation	114,735	188,390
Realtek Semiconductor Corporation	99,440	398,004

76	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Renesas Electronics Corporation «†	33,400	$199,177
Rohm Company Limited	14,300	714,551
Sanken Electric Company Limited	24,000	77,475
SCREEN Holdings Company Limited	35,000	453,632
Seoul Semiconductor Company Limited	9,698	129,597
Shindengen Electric Manufacturing Company Limited	9,000	35,490
Shinko Electric Industries	12,800	70,888
Silicon Laboratories Incorporated †	55,165	3,160,955
Silicon Motion Technology Corporation	12,675	639,834
Siliconware Precision Industries Company	885,534	1,321,443
Sino-American Silicon Products Incorporated	122,000	130,726
SK Hynix Incorporated	91,427	2,988,802
Skyworks Solutions Incorporated	108,200	8,099,852
Solarworld AG †	26	145
STMicroelectronics NV	66,138	495,021
Sumco Corporation	21,800	190,472
Synaptics Incorporated †	52,500	2,990,925
Taiwan Semiconductor Manufacturing Company Limited	5,093,298	28,251,066
Teradyne Incorporated	260,835	5,493,185
Texas Instruments Incorporated	109,967	7,647,105
Tokyo Electron Limited	23,900	2,196,310
Tokyo Seimitsu Company Limited	6,000	159,416
Tower Semiconductor Limited †	470	7,358
ULVAC Incorporated	6,800	191,516
United Microelectronics Corporation	4,087,301	1,481,350
Vanguard International Semiconductor Corporation	191,000	358,157
VIA Technologies Incorporated †	485	170
Windbond Electronics Corporation	630,000	205,496
Xilinx Incorporated	136,800	7,415,928
Xinyi Solar Holdings Limited «	149	61

		262,262,109

Software: 2.82%
ACI Worldwide Incorporated †	149,000	2,845,900
Ansys Incorporated †	49,445	4,701,725
Aspen Technology Incorporated †	106,870	4,858,310
Asseco Poland SA	17,110	249,579
Autodesk Incorporated †	127,698	8,606,845
AVEVA Group plc	4,997	125,068
Blackbaud Incorporated	62,000	4,176,940
CA Incorporated	165,400	5,608,714
Capcom Company Limited	7,500	163,099
CDK Global Incorporated	207,510	12,031,430
Check Point Software Technologies Limited †	13,229	1,015,193
Citrix Systems Incorporated †	88,300	7,699,760
Colopl Incorporated	5,900	88,159
Com2us Corporation †	1,531	141,703
CommVault Systems Incorporated †	58,100	2,994,474
Constellation Software Incorporated	1,591	694,173
Dassault Systemes SA	12,766	1,075,393

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	77

Security name	Shares	Value

Software (continued)
Fair Isaac Corporation	40,800	$5,219,952
Fidessa Group plc	2,334	76,040
FireEye Incorporated †	189,824	2,725,873
Fortinet Incorporated †	89,300	3,227,302
Fuji Soft Incorporated	4,700	127,238
Gemalto NV	6,728	468,672
Guidewire Software Incorporated †	94,870	5,837,351
GungHo Online Entertainment Incorporated «	66,800	158,825
IGG Incorporated	195,000	111,859
Intuit Incorporated	46,342	5,164,816
Koei Techmo Holdings Company Limited	9,600	172,673
Konami Holdings Corporation	15,600	551,085
Manhattan Associates Incorporated †	94,820	5,738,506
Micro Focus International plc	18,699	490,601
Microsoft Corporation	850,273	48,856,687
NCsoft Corporation	2,292	555,013
NetSuite Incorporated †	23,100	2,515,590
Nexon Company Limited	22,300	305,409
NHN Entertainment Corporation †	4,635	243,597
Nice Systems Limited	6,731	459,604
Nintendo Company Limited	16,900	3,703,740
Nippon System Development Company Limited	8,000	123,713
Nuance Communications Incorporated †	137,300	2,001,834
Open Text Corporation	11,200	704,420
Oracle Corporation (Japan)	4,600	267,646
Oracle Financials Services	4,122	212,754
Playtech plc	18,069	216,156
Proofpoint Incorporated †	53,932	4,150,067
PTC Incorporated †	151,078	6,446,498
Red Hat Incorporated †	103,211	7,532,339
Salesforce.com Incorporated †	115,268	9,154,585
SAP SE	88,957	7,815,127
ServiceNow Incorporated †	86,968	6,319,965
Software AG	6,805	270,379
Splunk Incorporated †	74,415	4,333,930
Square Enix Company Limited	12,400	363,137
SS&C Technologies Holdings Incorporated	212,200	6,991,990
Symantec Corporation	330,000	7,962,900
Tableau Software Incorporated Class A †	33,716	1,956,539
Take-Two Interactive Software Incorporated †	101,640	4,418,291
Temenos Group AG	5,073	294,771
The Descartes Systems Group Incorporated †	7,120	151,804
The Sage Group plc	100,222	954,147
Trend Micro Incorporated	17,600	624,288
Tyler Technologies Incorporated †	42,924	7,037,390
Ubisoft Entertainment SA †	8,390	327,926
Ultimate Software Group Incorporated †	38,285	7,999,268
V1 Group Limited	1,400	67
Verint Systems Incorporated †	88,580	3,022,350
VMware Incorporated Class A «†	15,311	1,122,756

78	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Software (continued)
Workday Incorporated Class A †	66,699	$5,655,408
Xero Limited «†	14,012	201,309

		242,420,652

Technology Hardware, Storage & Peripherals: 2.24%
3D Systems Corporation «†	151,600	2,198,200
Acer Incorporated	679,311	305,075
Advantech Company Limited	130,836	1,070,010
Apple Incorporated	993,143	105,372,472
Asustek Computer Incorporated	229,601	1,942,858
Blackberry Limited †	42,015	318,781
Brother Industries Limited	38,400	644,299
Canon Incorporated	157,900	4,523,420
Canon Incorporated ADR	7	200
Catcher Technology Company Limited	222,614	1,599,596
Chicony Electronics Company Limited	117,121	289,753
Clevo Company	125,978	115,931
Compal Electronic Incorporated	1,550,754	918,806
Diebold Incorporated	86,036	2,414,170
Diebold Incorporated - Frankfurt Exchange	1,147	31,865
Eizo Corporation	3,500	87,783
Electronics For Imaging Incorporated †	67,000	3,154,360
Foxconn Technology Company Limited	274,505	769,951
FUJIFILM Holdings Corporation	69,800	2,622,265
Gigabyte Technology Company Limited	100,000	137,722
Hewlett Packard Enterprise Company	177,583	3,814,483
HP Incorporated	178,781	2,569,083
HTC Corporation	165,691	443,855
Inventec Company Limited	871,583	646,879
Jess Link Products Company Limited	143	129
Konica Minolta Holdings Incorporated	74,000	666,583
Lenovo Group Limited	2,090,000	1,409,040
Lexmark International Incorporated Class A	73,500	2,632,035
Lite-On Technology Corporation	535,838	810,584
Logitech International SA	18,355	384,437
Micro-Star International Company Limited	186,218	448,958
NCR Corporation †	149,200	5,050,420
NEC Corporation	390,149	991,728
Neopost SA	3,201	84,551
NetApp Incorporated	162,126	5,607,938
Pegatron Corporation	620,150	1,499,047
Qisda Corporation	171,392	69,679
Quanta Computer Incorporated	913,766	1,690,426
Ricoh Company Limited	111,565	1,006,042
Riso Kagaku Corporation	4,100	67,207
Ritek Corporation †	159	20
Samsung Electronics Company Limited	16,904	24,560,072
Samsung SDS Company Limited	6,077	872,036
Seagate Technology plc	158,907	5,361,522
Seiko Epson Corporation	46,000	881,187

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	79

Security name	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Stratasys Limited «†	3,967	$84,656
Toshiba TEC Corporation †	25,000	97,618
Transcend Information Incorporated	68,130	196,464
Wacom Company Limited	32,000	100,208
Western Digital Corporation	33,700	1,572,779
Wistron Corporation	565,834	415,497

		192,552,680

Materials: 5.23%

Chemicals: 2.40%
Adeka Corporation	15,200	223,449
Agrium Incorporated	14,300	1,377,877
Air Liquide SA	32,542	3,569,279
Air Water Incorporated	28,000	517,431
Akzo Nobel NV	25,110	1,696,782
Albemarle Corporation	62,700	5,014,119
Alexandria Mineral Oils Company	1,424	6,102
Arkema SA	6,977	622,833
Asahi Kasei Corporation	196,000	1,652,640
Ashland Incorporated	32,700	3,828,516
Asian Paints Limited	98,719	1,706,835
Axalta Coating Systems Limited †	103,793	2,970,556
BASF SE	86,320	7,019,225
Batu Kawan Bhd	35,500	158,439
Cabot Corporation	74,407	3,709,933
Castrol India Limited	27,072	180,716
Celanese Corporation Series A	82,400	5,309,032
China Steel Chemical Corporation	35,000	112,510
Christian Hansen Holding AS	8,826	535,230
Chugoku Marine Paints Limited	12,000	84,550
Ciech SA	645	11,138
Clariant AG	25,999	452,812
Corbion NV	9,177	250,282
Covestro AG	5,900	307,208
Croda International plc	12,234	531,754
Daicel Chemical Industries Limited	51,000	650,162
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	67,994
Denka Company Limited	69,000	291,432
DIC Incorporated	13,500	410,356
Dow Chemical Company	122,444	6,567,896
DuluxGroup Limited	61,858	297,997
E.I. du Pont de Nemours & Company	95,299	6,632,810
Ecolab Incorporated	47,938	5,898,771
Elementis plc	43,384	124,194
EMS-Chemie Holdings AG	754	401,321
Essentra plc	22,982	155,723
Eternal Chemical Company Limited	156,644	169,823
Evonik Industries AG	10,659	358,293
Formosa Chemicals & Fibre Corporation	1,130,495	2,935,749

80	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Chemicals (continued)
Formosa Plastics Corporation	1,319,709	$3,256,590
Frutarom Industries Limited	1,818	95,978
FUCHS PRETROLUB SE	3,135	131,520
Fufeng Group Limited	200	87
Fujimori Kogyo Company Limited	3,100	69,871
GCP Applied Technologies Incorporated †	100,657	2,945,224
Givaudan SA	948	1,959,518
Grupa Azoty SA	20,022	328,940
Hanwha Chem Corporation	19,613	450,307
Hexpol AB	40,678	370,873
Hitachi Chemical Company Limited	15,000	323,298
Huntsman Corporation	236,200	4,083,898
Hyosung Corporation	5,120	606,135
Incitec Pivot Limited	260,881	558,786
Indorama Ventures PCL	398,233	368,143
Ingevity Corporation †	24,044	1,067,073
International Flavors & Fragrances Incorporated	45,200	6,263,816
Ishihara Sangyo Kaisha Limited †	110,000	71,232
Israel Chemicals Limited	39,013	165,266
Johnson Matthey plc	18,533	812,356
JSR Corporation	28,700	419,689
K&S AG	16,172	338,593
Kaneka Corporation	51,000	415,532
Kansai Paint Company Limited	39,400	867,855
Kemira Oyj	9,572	122,787
Kolon Industries Incorporated	3,691	271,446
Koninklijke DSM NV	19,849	1,383,564
Korea Petrochemical Industrial Company Limited	631	110,637
Kumho Petrochemical Company Limited	2,618	161,776
Kuraray Company Limited	51,700	738,536
Kureha Corporation	28,000	105,543
LANXESS AG	8,492	453,160
LG Chem Limited	7,139	1,731,928
Linde AG	17,717	3,034,521
Lintec Corporation	6,800	127,699
Lotte Chemical Corporation	3,390	814,816
Lotte Fine Chemical Company Limited	4,271	134,833
LyondellBasell Industries NV Class A	36,000	2,840,040
Methanex Corporation	12,000	348,544
Mexichem SAB de CV	342,879	791,989
Minerals Technologies Incorporated	45,884	3,238,034
Mitsubishi Chemical Holdings Corporation	225,600	1,423,396
Mitsubishi Gas Chemical Company Incorporated	66,000	446,528
Mitsui Chemicals Incorporated	149,000	712,850
Monsanto Company	79,108	8,425,002
Nan Ya Plastics Corporation	1,428,125	2,727,482
NewMarket Corporation	13,078	5,675,198
Nihon Nohyaku Company Limited	10,000	49,195
Nihon Parkerizing Company Limited	19,000	253,603
Nippon Kayaku Company Limited	27,000	295,404

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	81

Security name	Shares	Value

Chemicals (continued)
Nippon Paint Company Limited	29,200	$1,045,629
Nippon Shokubai Company Limited	5,100	313,004
Nippon Soda Company Limited	28,000	141,265
Nippon Synthetic Chemical Industry Company Limited	7,000	61,431
Nissan Chemical Industries Limited	22,900	703,832
Nitto Denko Corporation	24,100	1,645,411
NOF Corporation	27,000	272,701
Novozymes AS Class B	23,343	1,012,175
Nufarm Limited	41,407	262,337
Nuplex Industries Limited	34,891	135,445
OIC Company Limited «†	2,946	230,924
Okamoto Industries Incorporated	14,000	155,202
Olin Corporation	198,048	4,285,759
Orica Limited	58,314	646,870
Oriental Union Chemical Corporation	186,626	116,456
Osaka Soda Company Limited	20,000	75,195
Petkim Petrokimya Holding SA	123,111	191,070
Petronas Chemicals Group Bhd	692,200	1,141,861
Pidilite Industries Limited	36,846	384,333
PolyOne Corporation	109,300	3,767,571
Potash Corporation of Saskatchewan	82,800	1,500,174
PPG Industries Incorporated	48,200	5,103,416
PTT Global Chemical PCL	620,523	1,093,496
RPM International Incorporated	69,718	3,801,723
Sakai Chemical Industry Company Limited	13,000	38,950
Sanyo Chemical Industries Limited	13,000	109,564
Scotts Miracle-Gro Company Class A	54,292	4,495,378
Shikoku Chemicals Corporation	9,000	82,202
Shin-Etsu Chemical Company Limited	59,500	4,367,110
Showa Denko KK	20,900	258,763
Sidi Kerir Petrochemcials Company	9,866	13,721
Sika AG	199	948,110
SK Chemicals Company Limited	4,328	256,187
SK Kaken Company Limited «	1,000	99,744
SK Materials Company Limited	682	89,241
SKC Company Limited	4,380	107,830
Solvay SA	7,552	828,994
Sumitomo Bakelite Company Limited	27,000	134,132
Sumitomo Chemical Company Limited	248,000	1,136,152
Symrise AG	9,598	706,709
Syngenta AG	8,855	3,856,028
Synthomer plc	25,554	122,212
Synthos SA †	150,781	149,687
T. Hasegawa Company Limited	4,600	83,362
Taekwang Industrial Company Limited	176	131,329
Taiwan Fertilizer Company Limited	147,000	194,113
Taiyo Holdings Company Limited	3,100	107,413
Taiyo Nippon Sanso Corporation	28,000	284,154
Takasago International Corporation	2,600	61,190
Teijin Limited	145,000	540,956

82	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Chemicals (continued)
The Chemours Company	239,572	$3,159,955
The Israel Corporation Limited	200	36,802
The Mosaic Company	195,295	5,872,521
The Sherwin-Williams Company	14,200	4,028,682
The Valspar Corporation	40,900	4,311,269
Toagosei Company Limited	19,200	205,240
Tokai Carbon Company Limited	40,000	105,543
Tokuyama Corporation †	51,000	208,012
Tokyo Ohka Kogyo Company Limited	6,600	207,316
Toray Industries Incorporated	236,000	2,272,753
Tosoh Corporation	95,000	584,884
Toyo Ink SC Holding Company Limited	34,000	145,247
Toyobo Company Limited	130,000	206,060
UBE Industries Limited	156,000	283,458
Umicore SA	12,219	721,556
United Phosphorus Limited	115,943	1,106,194
Victrex plc	9,279	185,451
W.R. Grace & Company	43,035	3,362,325
Wacker Chemie AG	1,172	108,951
Westlake Chemical Corporation	23,900	1,238,498
Yara International ASA	16,864	598,646
Zeon Corporation	32,000	275,262

		205,715,996

Construction Materials: 0.53%
Adelaide Brighton Limited	81,546	321,751
Ambuja Cements Limited	238,447	989,642
Anhui Conch Cement Company Limited H Shares	341,000	958,266
Asia Cement Corporation	875,058	781,831
Associated Cement Companies Limited	9,386	239,632
Boral Limited	121,372	602,945
Brickworks Limited	11,048	116,327
Buzzi Unicem SpA	3,462	73,604
Cemex SAB de CV †	4,177,579	3,460,833
China Resources Cement Holdings Limited	336,369	131,815
CRH plc	74,479	2,521,406
CSR Limited	85,052	220,527
Eagle Materials Incorporated	63,400	5,095,458
Fletcher Building Limited	120,402	926,055
Fletcher Building Limited - Australia Exchange	8,657	66,038
Grasim Industries Limited	9,932	692,548
Heidelbergcement AG	13,467	1,250,863
Imerys SA	3,080	217,026
Italcementi SpA	33,149	390,837
James Hardie Industries NV	64,012	1,043,468
Lafarge Malayan Cement Bhd	55,470	110,106
LafargeHolcim Limited	16,849	892,068
LafargeHolcim Limited - Switzerland Exchange	23,023	1,220,730
Martin Marietta Materials Incorporated	36,117	6,610,495
PT Indocement Tunggal Prakarsa Tbk	408,500	545,077

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	83

Security name	Shares	Value

Construction Materials (continued)
PT Semen Gresik Persero Tbk	663,500	$495,187
RHI AG	2,303	58,429
Shree Cement Limited	2,671	684,992
Siam City Cement PCL	10,000	87,244
Suez Cement Company	4,510	5,688
Sumitomo Osaka Cement Company	61,000	275,919
Taiheiyo Cement Corporation	196,000	594,829
Taiwan Cement Corporation	1,183,746	1,352,352
TCC International Holdings Limited	121,000	23,553
The Siam Cement PCL	102,934	1,576,029
Titan Cement Company SA	8,513	197,513
Ultra Tech Cement Limited	22,119	1,330,608
Ultratech Cement Limited GDR	1,352	81,332
Vicat SA	887	56,426
Vulcan Materials Company	76,300	8,688,281
Wienerberger AG	10,742	170,746

		45,158,476

Containers & Packaging: 0.53%
Amcor Limited	167,201	2,010,559
AptarGroup Incorporated	83,182	6,486,532
Avery Dennison Corporation	46,800	3,624,192
Ball Corporation	3,312	262,277
Bemis Company Incorporated	114,914	6,044,476
BillerudKorsnas AB	28,295	482,896
CCL Industries Incorporated Class B	1,924	367,150
DS Smith plc	99,241	532,350
FP Corporation	4,200	221,640
Fuji Seal International Incorporated	4,300	163,331
Huhtamaki Oyj	10,786	469,219
International Paper Company	49,300	2,390,557
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	68,689
Orora Limited	243,074	566,315
Owens-Illinois Incorporated †	193,200	3,464,076
Packaging Corporation of America	52,600	4,135,938
Rengo Company Limited	36,000	213,985
RPC Group plc	28,420	324,308
Smurfit Kappa Group plc	16,584	408,820
Sonoco Products Company	122,439	6,310,506
Toyo Seikan Kaisha Limited	26,100	483,833
WestRock Company	141,183	6,762,666

		45,794,315

Metals & Mining: 1.63%
Acerinox SA	8,382	103,969
Aeris Resources Limited †	7,674	288
African Minerals Limited «†(a)	22,055	0
Agnico-Eagle Mines Limited	19,266	976,522
Aichi Steel Corporation	18,000	95,511

84	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)
Alacer Gold Corporation †	17,005	$38,253
Alamos Gold Incorporated Class A	24,548	172,776
Alcoa Incorporated	705,800	7,114,464
Allegheny Technologies Incorporated «	143,900	2,454,934
Alumina Limited	478,202	477,992
Anglo American Platinum Limited	11,072	297,706
Anglo American plc	133,132	1,363,264
Anglogold Ashanti Limited †	103,958	1,695,487
Antofagasta plc	33,519	217,744
ArcelorMittal	157,253	928,083
Asahi Holdings Incorporated	4,500	77,157
Aurubis AG	3,804	200,341
B2Gold Corporation †	55,517	139,703
Barrick Gold Corporation	107,200	1,822,089
Bekaert SA	3,186	131,598
BHP Billiton Limited	463,310	7,113,741
BHP Billiton plc	191,237	2,485,864
BlueScope Steel Limited	81,602	532,940
Boliden AB	25,134	532,295
Centerra Gold Incorporated	13,776	68,912
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	60	4
China Steel Corporation	3,740,348	2,593,330
Chung Hung Steel Corporation	954	199
Commercial Metals Company	132,505	2,056,478
Daido Steel Company Limited	59,000	268,013
Delong Holdings Limited †	1,400	313
Detour Gold Corporation †	15,148	341,910
Dominion Diamond Corporation	10,250	89,885
Dongkuk Steel Mill Company Limited †	6,732	51,199
Dowa Mining Company Limited	49,000	328,198
El Ezz Aldekhela Steel Alexandria	164	3,878
Eldorado Gold Corporation	67,207	215,243
Eregli Demir Ve Celik Fabrikalari Tas	657,512	989,342
Ezz Steel †	15,612	13,872
Feng Hsin Iron & Steel Company	115,690	148,028
First Majestic Silver Corporation †	10,800	130,203
First Quantum Minerals Limited	56,722	429,935
Fortescue Metals Group Limited	245,624	904,534
Franco-Nevada Corporation - Toronto Exchange	16,707	1,167,350
Freeport-McMoRan Incorporated	674,000	6,935,460
Fresnillo plc	15,690	330,889
G-Resources Group Limited	6,643,718	121,612
Glencore International plc	1,137,793	2,600,467
Goldcorp Incorporated	77,180	1,174,709
Grupo Mexico SAB de CV Class B	1,155,856	2,889,847
Hindalco Industries Limited	159,435	379,125
Hindalco Industries Limited GDR 144A	47,917	113,942
Hindustan Zinc Limited	43,032	145,860
Hitachi Metals Limited	32,000	387,223

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	85

Security name	Shares	Value

Metals & Mining (continued)
Hudbay Minerals Incorporated	14,987	$60,798
Hyundai Steel Company	13,240	609,159
IAMGOLD Corporation †	35,249	130,900
Iluka Resources Limited	79,595	393,613
Independence Group NL	42,669	117,689
Industrias Penoles SAB de CV	28,068	649,037
JFE Holdings Incorporated	86,492	1,342,960
JSW Steel Limited	25,023	655,037
KGHM Polska Miedz SA «	48,720	913,107
Kinross Gold Corporation †	113,307	452,744
Kobe Steel Limited	556,000	515,885
Korea Zinc Company Limited	2,063	885,332
Koza Altin Isletmeleri AS	13,742	64,262
Kurimoto Limited	22,000	38,274
Kyoei Steel Limited	5,200	100,919
Labrador Iron Ore Royalty Company	2,785	27,608
Lundin Mining Corporation †	45,155	170,786
Maruichi Steel Tube Limited	12,300	424,404
Melewar Industrial Group Bhd †	1	0
Mercator Minerals Limited †(a)	33,385	0
Midas Holdings Limited	65,000	10,734
Mitsubishi Materials Corporation	193,000	544,687
Mitsubishi Steel Manufacturing Company Limited	27,000	43,319
Mitsui Mining & Smelting Company Limited	84,000	171,304
MMC Norilsk Nickel PJSC	187,999	2,831,265
Mongolian Mining Corporation †	408,750	5,691
Neturen Company Limited	6,900	47,950
Nevsun Resources Limited	18,400	57,947
New Gold Incorporated †	45,386	218,036
Newcrest Mining Limited †	110,203	1,837,844
Newmont Mining Corporation	287,564	10,996,447
Nippon Denko Company Limited	10,000	16,237
Nippon Light Metal Holdings Company Limited	79,500	169,043
Nippon Steel Corporation	137,200	2,912,011
Nisshin Steel Holdings Company Limited	17,264	221,755
Nittetsu Mining Company Limited	12,000	42,565
NMDC Limited	207,319	334,336
Norsk Hydro ASA	97,893	416,114
Northern Dynasty Minerals †	2,200	1,527
Northern Star Resources Limited	87,386	265,984
NovaCopper Incorporated †	2,136	1,205
NovaGold Resources Incorporated †	12,820	66,084
Novolipet Steel GDR Register Shares	18,613	259,651
Nucor Corporation	171,710	8,329,652
Oceanagold Corporation	56,900	179,196
OSAKA Titanium Technologies Company «	3,700	56,109
Osisko Gold Royalties Limited	3,915	44,243
Outokumpu Oyj †	8,348	45,665
OZ Minerals Limited	56,980	273,641
Pacific Metals Company Limited †	27,000	75,417

86	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)
Pan American Silver Corporation	16,145	$281,559
Petropavlovsk plc †	9,120	807
Philex Mining Corporation	24	4
POSCO	12,853	2,662,819
Pretium Resources Incorporated †	12,526	120,828
PT Aneka Tambang Tbk †	186	10
Randgold Resources Limited	8,749	821,445
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited	88,984	247,441
Reliance Steel & Aluminum Company	88,100	6,350,248
Rio Tinto Limited	61,241	2,190,823
Rio Tinto plc	109,053	3,295,098
Royal Gold Incorporated	86,085	6,311,752
Salzgitter AG	2,771	84,305
Sandfire Resources NL	24,651	101,525
Sanyo Special Steel Company Limited	26,000	141,980
Semafo Incorporated †	21,405	90,915
Silver Standard Resources Incorporated †	5,023	58,948
Silver Wheaton Corporation	41,341	1,047,869
Sims Group Limited	28,188	211,000
Sociedad Minera Cerro Verde SA †	3,244	61,020
South32 Limited - Athens Exchange	525,142	757,768
South32 Limited - London Exchange	191,237	276,235
Southern Copper Corporation «	55,608	1,435,799
SSAB Svenskt Stal AB Class A †	20,546	61,129
SSAB Svenskt Stal AB Class B †	25,759	61,955
Steel Authority of India Limited	105,948	76,253
Steel Dynamics Incorporated	297,700	7,329,374
Sumitomo Metal Mining Company Limited	81,000	1,027,130
Tahoe Resources Incorporated	28,200	367,929
Talvivaara Mining Company plc †(a)	152,775	0
Tata Steel Limited	48,920	270,349
Teck Resources Limited Class B	45,708	740,655
Thyssenkrupp AG	36,326	846,662
Toho Titanium Company Limited	7,700	55,072
Toho Zinc Company Limited	26,000	79,911
Tokyo Steel Manufacturing Company Limited	16,100	113,283
Ton Yi Industrial Corporation	243,350	108,137
Topy Industries Limited	36,000	73,068
Torex Gold Resources Incorporated †	7,400	169,510
Trans Hex Group Limited †	3,465	896
Turquoise Hill Resources Limited †	57,728	177,841
UACJ Corporation	44,000	137,360
United States Steel Corporation «	175,400	3,409,776
Vale SA	412,546	2,164,167
Vedanta Limited	301,698	765,845
Viohalco SA †	1,430	1,994
Voestalpine AG	9,874	326,784
Worthington Industries Incorporated	52,239	2,241,053
Yamana Gold Incorporated	78,246	316,826

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	87

Security name	Shares	Value

Metals & Mining (continued)
Yamato Kogyo Company Limited	7,200	$220,248
Yieh Phui Enterprise	14,220	4,446
Yodogawa Steel Works Limited	4,500	118,170
Young Poong Corporation	239	233,427

		139,930,302

Paper & Forest Products: 0.14%
Canfor Corporation †	8,208	95,324
Daio Paper Corporation «	16,500	175,262
Domtar Corporation	73,600	2,746,752
Empresas CMPC SA	458,328	909,054
Fibria Celulose SA	78,215	533,108
Hokuetsu Paper Mills Limited	22,300	140,096
Holmen AB Class B	6,246	218,302
Kapstone Paper & Packaging Corporation	122,300	2,141,473
Mitsubishi Paper Mills Limited †	65,000	43,976
Mondi Limited	35,625	719,672
Mondi plc	33,273	676,796
Nippon Paper Industries Company Limited	17,100	316,829
Oji Holdings Corporation	146,000	587,020
Stella-Jones Incorporated	9,800	332,246
Stora Enso Oyj	69,844	616,638
Tokushu Tokai Holdings Company Limited	24,000	80,955
UPM-Kymmene Oyj	55,974	1,124,476
West Fraser Timber Company Limited	6,150	207,048
YFY Incorporated	433,565	123,386

		11,788,413

Telecommunication Services: 2.60%

Diversified Telecommunication Services: 1.62%
AT&T Incorporated	684,577	27,985,508
BCE Incorporated	28,401	1,326,925
Bezeq Israeli Telecommunication Corporation Limited	178,458	358,192
Bharti Infratel Limited	184,499	966,299
BT Group plc	788,518	4,000,430
Cellnex Telecom SAU	13,745	239,944
CenturyLink Incorporated	294,060	8,174,868
China Telecom Corporation Limited H Shares	4,440,000	2,295,106
China Unicom Limited	1,731,688	1,962,158
Chorus Limited	62,330	192,213
Chunghwa Telecom Company Limited	1,036,602	3,724,260
Citic 1616 Holdings Limited	481	182
Deutsche Telekom AG	295,083	4,927,381
Elisa Oyj	17,138	602,937
Frontier Communications Corporation «	610,441	2,808,029
Hellenic Telecommunications Organization SA	66,898	634,282
Hong Kong Broadband Network Limited	153,000	170,996
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	513,364	708,084
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	67,712

88	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Iliad SA	1,823	$375,886
Inmarsat plc	40,614	411,192
Koninklijke KPN NV	274,617	896,603
KT Corporation	20,261	574,213
Level 3 Communications Incorporated †	165,964	8,236,793
LG Uplus Corporation	33,879	353,982
Manitoba Telecom Services Incorporated	5,945	172,946
Nippon Telegraph & Telephone Corporation	99,900	4,389,363
Ooredoo QSC	33,164	935,352
Orange Polska SA	132,850	182,873
Orange SA	204,770	3,126,943
PCCW Limited	819,477	519,729
Proximus SA	15,466	473,210
PT Telekomunikasi Indonesia Persero Tbk	15,507,084	4,921,585
Rostelecom Sponsored ADR	3,611	27,249
SBA Communications Corporation Class A †	71,498	8,161,497
SFR Group SA	8,018	213,307
Singapore Telecommunications Limited	1,162,100	3,428,854
Spark New Zealand Limited	198,250	547,350
Sunrise Communications Group AG 144A	3,172	215,756
Swisscom AG	2,129	1,017,149
Taicom PCL	188,600	119,865
TalkTalk Telecom Group plc	57,843	160,268
TDC AS	101,735	562,357
Telecom Egypt Company	36,313	41,302
Telecom Italia SpA †	885,010	803,075
Telecom Italia SpA RSP	592,709	434,367
Telecom Malaysia Bhd	653,250	1,101,770
Telefonica Brasil SA	8,717	107,950
Telefonica Deutschland Holding AG	91,645	376,599
Telefonica SA	386,950	3,897,560
Telenor ASA	70,077	1,223,630
Telesites SAB de CV †	465,117	272,789
Telia Company AB	284,399	1,284,682
Telstra Corporation Limited	617,757	2,442,089
Telus Corporation	19,486	639,231
Tiscali SpA †	588	30
TPG Telecom Limited	45,074	412,941
True Corporation PCL	3,114,716	701,847
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	237,030
Verizon Communications Incorporated	452,797	23,694,867
Vocus Communications Limited	49,969	288,792

		139,130,379

Wireless Telecommunication Services: 0.98%
Advanced Info Service PCL - Foreign Register	353,800	1,691,551
America Movil SAB de CV Class L	8,388,136	5,008,801
Axiata Group Bhd	945,470	1,279,899
Bharti Airtel Limited	447,901	2,218,103

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	89

Security name	Shares	Value

Wireless Telecommunication Services (continued)
China Mobile Limited	1,508,000	$18,622,684
Digi.com Bhd	901,400	1,115,776
Drillisch AG «	7,270	335,361
Empresa Nacional de Telecomunicaciones SA	28,911	272,675
Far Eastone Telecommunications Company Limited	553,722	1,289,613
Freenet AG	9,566	274,656
Global Telecom Holding †	313,006	142,757
Globe Telecom Incorporated	8,330	352,186
Idea Cellular Limited	292,014	407,477
Intouch Holdings PCL Class F	419,200	681,198
KDDI Corporation	261,000	7,658,590
M1 Limited	94,400	184,996
Maxis Bhd	514,200	796,246
MegaFon OAO	49,841	505,886
Millicom International Cellular SA	6,159	315,481
Mobile Telesystems ADR	144,012	1,170,818
MTN Group Limited «	414,152	3,386,007
NTT DOCOMO Incorporated	194,300	4,888,251
Okinawa Cellular Telephone Company	2,400	72,372
Orascom Telecom Media & Technology Holding SAE †	313,006	20,092
PLDT Incorporated	24,955	977,955
PT Indonesian Satellite Corporation Tbk †	241,500	112,876
PT Tower Bersama Infrastructure Tbk	565,500	237,668
PT Xl Axiata Tbk †	651,875	139,565
Reliance Communications Limited †	442,880	356,777
Reliance Communications Limited GDR 144A†	32,828	26,446
Rogers Communications Incorporated Class B	35,000	1,498,856
SK Telecom Company Limited	6,460	1,265,928
SmarTone Telecommunications Holding Limited	53,688	88,585
SoftBank Group Corporation	138,645	9,053,164
Sprint Corporation «†	93,742	579,326
StarHub Limited	109,000	292,811
Taiwan Mobile Company Limited	554,202	1,947,449
Tele2 AB Class B	29,579	246,185
Telephone & Data Systems Incorporated	112,802	3,143,792
Tim Participacoes SA	177,415	456,558
Total Access Communication PCL	192,200	191,559
Turkcell Iletisim Hizmetleri AS †	272,349	914,445
VimpelCom Limited ADR	49,963	213,342
Vodacom Group Proprietary Limited	136,573	1,420,630
Vodafone Group plc	2,382,728	7,191,725
Vodafone Qatar	126,716	414,110

		83,461,228

Utilities: 3.93%

Electric Utilities: 1.65%
Acciona SA	2,541	181,059
ALLETE Incorporated	55,132	3,269,328
Alliant Energy Corporation	126,736	4,809,631
American Electric Power Company Incorporated	52,480	3,388,634

90	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Electric Utilities (continued)
AusNet Services	244,412	$315,943
CEZ AS	55,424	967,323
Cheung Kong Infrastructure Holdings Limited	104,000	873,420
Chubu Electric Power Company Incorporated	107,900	1,458,968
CLP Holdings Limited	284,500	2,917,413
Contact Energy Limited	167,998	633,877
Duke Energy Corporation	75,079	5,980,793
Edison International	34,468	2,506,513
El Paso Electric Company	46,800	2,138,292
Electricite de France SA «	26,434	338,497
Emera Incorporated	12,523	455,981
Endesa SA	29,051	591,714
Enea SA †	23,564	59,447
Enel SpA	694,131	3,064,555
Energa SA	97,841	202,774
Energias de Portugal SA	245,535	823,016
Enersis Chile SA	5,359,575	571,236
Enersis SA	5,359,575	887,994
Entergy Corporation	95,946	7,502,977
Eversource Energy	171,519	9,256,880
Exelon Corporation	98,571	3,351,414
FirstEnergy Corporation	228,246	7,470,492
Fortis Incorporated	25,374	798,137
Fortum Oyj	40,768	629,369
Great Plains Energy Incorporated	187,146	5,082,885
Hawaiian Electric Industries Incorporated	129,177	3,876,602
HK Electric Investments Limited 144A	344,434	323,231
Hokkaido Electric Power Company Incorporated	30,100	244,082
Hokuriku Electric Power Company	29,400	351,214
Hydro One Limited 144A	15,657	313,044
Iberdrola SA	539,205	3,548,592
IDACORP Incorporated	60,844	4,628,403
Infratil Limited	115,574	283,448
Kansai Electric Power Company Incorporated †	120,900	1,036,119
Korea Electric Power Corporation	41,924	2,180,800
Kyushu Electric Power Company Incorporated	69,700	648,732
Manila Electric Company	106,140	708,435
Nextera Energy Incorporated	50,311	6,084,612
OGE Energy Corporation	105,096	3,271,638
PG&E Corporation	52,865	3,274,458
Pinnacle West Capital Corporation	62,004	4,652,780
PNM Resources Incorporated	95,037	3,021,226
Polska Grupa Energetyczna SA	252,746	746,271
Portland General Electric Company	107,135	4,511,455
Power Assets Holdings Limited	203,605	1,947,456
Power Grid Corporation of India Limited	426,776	1,170,655
PPL Corporation	71,566	2,489,065
Public Power Corporation SA †	10,093	29,834
Red Electrica Corporacion SA	38,910	837,879
Scottish & Southern Energy plc	90,573	1,788,796

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	91

Security name	Shares	Value

Electric Utilities (continued)
Shikoku Electric Power Company Incorporated	32,900	$313,530
Spark Infrastructure Group	255,559	487,846
Tata Power Company Limited	384,258	450,414
Tauron Polska Energia SA	210,484	149,717
Tenaga Nasional Bhd	752,837	2,736,239
Terna SpA	126,682	654,536
The Chugoku Electric Power Company Incorporated	50,000	600,203
The Okinawa Electric Power Company Incorporated	5,800	118,282
The Southern Company	101,845	5,227,704
Tohoku Electric Power Company Incorporated	74,100	928,891
Tokyo Electric Power Company Incorporated †	127,300	513,063
Trustpower Limited	3,817	21,741
Westar Energy Incorporated	78,913	4,335,480
Xcel Energy Incorporated	52,838	2,185,380

		141,220,415

Gas Utilities: 0.68%
APA Group	176,480	1,225,534
Atmos Energy Corporation	56,966	4,198,394
Aygaz AS	12,972	48,731
China Gas Holdings Limited	654,000	1,111,139
China Resources Gas Group Limited	210,000	703,830
Enagas SA	20,387	598,649
ENN Energy Holdings Limited	136,000	761,735
Gail India Limited	63,415	363,521
Gas Natural SDG SA	32,383	668,431
Hong Kong & China Gas Company Limited	1,065,302	2,032,403
Infraestructura Energetica Nova SAB de CV	107,712	415,747
Korea Gas Corporation	5,695	216,819
National Fuel Gas Company	103,000	5,877,180
New Jersey Resources Corporation	102,900	3,461,556
ONE Gas Incorporated	62,484	3,825,895
Osaka Gas Company Limited	307,000	1,208,535
Petronas Gas Bhd	166,800	913,071
Piedmont Natural Gas Company	98,072	5,894,127
PT Perusahaan Gas Negara Persero Tbk	2,360,000	537,294
Questar Corporation	212,103	5,304,696
Rubis SCA	5,494	448,590
Saibu Gas Company Limited	65,000	153,289
Shizuoka Gas Company Limited	11,500	82,583
Snam SpA	230,938	1,280,271
South Jersey Industries Incorporated	94,400	2,801,792
Southwest Gas Corporation	57,007	3,980,229
Superior Plus Corporation	9,992	89,527
Toho Gas Company Limited	76,000	645,668
Tokyo Gas Company Limited	337,000	1,444,542
Towngas China Company Limited	127,000	73,179
UGI Corporation	91,158	4,145,866
WGL Holdings Incorporated	60,411	3,796,227

		58,309,050

92	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Shares	Value

Independent Power & Renewable Electricity Producers: 0.26%
Aboitiz Power Corporation	386,100	$377,027
AES Corporation	367,200	4,432,104
AES Gener SA	472,711	187,711
Algonquin Power & Utilities Corporation	41,900	378,295
Calpine Corporation †	202,200	2,523,456
Capital Power Corporation	7,700	123,010
China Longyuan Power Group Corporation H Shares	1,165,000	979,149
China Power International Development Limited	969,000	365,988
China Renewable Energy Investment Limited	15,871	405
China Resources Power Holdings Company	617,185	1,066,094
Colbun SA	1,637,920	346,500
Drax Group plc	35,738	142,618
EDP Renovaveis SA	9,632	76,959
Electric Power Development Company Limited	27,700	676,269
Electricity Generating PCL	111,800	637,879
Empresa Nacional de Electricidad SA	1,148,063	860,168
Endesa Americas SA	1,148,063	511,884
Energy Development Corporation	1,562,250	192,117
Engie Brasil Energia SA	78,129	943,587
Etrion Corporation †	2,567	684
Glow Energy PCL	209,800	484,869
Huaneng Power International Incorporated H Shares	1,186,000	721,609
Malakoff Corporation Bhd	1,131,300	460,275
Neyveli Lignite Corporation Limited	4,901	5,690
NHPC Limited	186,049	78,203
Northland Power Incorporated	23,700	429,398
NRG Energy Incorporated	183,189	2,218,419
NTPC Limited	682,862	1,623,798
Ratchaburi Electricity Generating Holding PCL ADR	20,700	32,591
Talen Energy Corporation †	87,512	1,208,541
Transalta Corporation	24,700	106,982

		22,192,279

Multi-Utilities: 1.13%
A2A SpA	134,739	178,700
AGL Energy Limited	97,194	1,355,007
Ameren Corporation	130,762	6,462,258
ATCO Limited Class I	8,258	302,953
Avista Corporation	75,020	3,047,312
Black Hills Corporation	61,642	3,606,673
Canadian Utilities Limited Class A	11,598	332,534
CenterPoint Energy Incorporated	240,810	5,411,001
Centrica plc	535,264	1,634,903
CMS Energy Corporation	150,421	6,313,169
Consolidated Edison Incorporated	32,115	2,416,654
Dominion Resources Incorporated	66,745	4,949,809
DTE Energy Company	96,981	9,009,535
Duet Group	354,371	700,442
E.ON SE	187,516	1,727,073
Engie SA	147,526	2,351,533

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	93

Security name		Shares	Value

Multi-Utilities (continued)
Hera SpA		43,571	$120,726
Just Energy Group Incorporated «		8,403	46,263
Keppel Infrastructure Trust		56,761	20,830
MDU Resources Group Incorporated		236,803	5,581,447
National Grid plc		352,433	4,843,172
NiSource Incorporated		179,287	4,292,131
Northwestern Corporation		57,317	3,314,069
Public Service Enterprise Group Incorporated		52,702	2,253,538
RWE AG †		45,697	747,515
SCANA Corporation		79,957	5,648,962
Sempra Energy		24,979	2,613,553
Suez Environnement Company SA		28,095	425,108
Vector Limited		28,886	72,311
Vectren Corporation		100,019	4,891,929
Veolia Environnement SA		45,364	964,713
WEC Energy Group Incorporated		170,947	10,236,306
YTL Corporation Bhd		1,978,309	819,519
YTL Power International Bhd		1,409,368	517,805

			97,209,453

Water Utilities: 0.21%
Aguas Andinas SA Class A		613,482	365,145
American Water Works Company Incorporated		95,378	7,057,018
Aqua America Incorporated		216,312	6,578,048
Beijing Enterprises Water Group Limited		1,732,000	1,207,871
Guangdong Investment Limited		804,000	1,243,692
Hyflux Limited		81,500	30,508
Pennon Group plc		35,570	409,869
Severn Trent plc		25,380	793,533
United Utilities Group plc		65,169	831,339

			18,517,023

Total Common Stocks (Cost $6,135,611,402)			8,323,264,946

	Dividend yield
Preferred Stocks: 0.48%

Consumer Discretionary: 0.06%

Automobiles: 0.05%
Bayerische Motoren Werke AG †	0.00%	4,593	344,232
Hyundai Motor Company ±	3.90	4,236	381,810
Hyundai Motor Company ±	4.04	2,744	235,763
Porsche Automobile Holding SE ±	2.21	14,496	734,503
Volkswagen AG ±	0.14	16,860	2,341,408

			4,037,716

Multiline Retail: 0.01%
Lojas Americanas SA ±	0.27	171,080	1,018,787

94	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Dividend yield	Shares	Value

Consumer Staples: 0.03%

Beverages: 0.00%
ITO EN Limited ±	2.60%	4,600	$82,961

Household Products: 0.03%
Henkel AG & Company KGaA ±	1.27	17,027	2,234,499

Personal Products: 0.00%
LG Household & Health Care Limited ±	0.93	217	110,738

Energy: 0.07%

Oil, Gas & Consumable Fuels: 0.07%
Petroleo Brasileiro SA †	0.00	1,115,658	4,439,553
Surgutneftegaz SP ADR ±	21.03	269,016	1,358,531

			5,798,084

Financials: 0.22%

Banks: 0.22%
Banco Bradesco SA ±	3.73	758,614	6,826,868
Itau Unibanco Holding SA ±	2.49	801,285	8,895,723
Itausa Investimentos Itau SA ±	4.45	1,114,743	2,968,782
Shinkin Central Bank Class A ±	2.60	104	229,883

			18,921,256

Health Care: 0.01%

Biotechnology: 0.01%
Grifols SA Class B ±	1.78	22,412	354,992

Health Care Equipment & Supplies: 0.00%
Sartorius AG Vorzug ±	0.55	3,164	250,297

Life Sciences Tools & Services: 0.00%
Valneva SE †	0.00	612	41

Information Technology: 0.04%

Technology Hardware, Storage & Peripherals: 0.04%
Samsung Electronics Company Limited ±	1.51	2,971	3,527,896

Materials: 0.03%

Chemicals: 0.01%
Fuchs Petrolub AG ±	2.06	6,432	292,579
LG Chem Limited ±	2.41	846	136,574
Sociedad Quimica y Minera de Chile SA Class B ±	2.01	12,021	305,569

			734,722

Metals & Mining: 0.02%
Vale SA †	0.00	553,330	2,479,464

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Diversified Stock Portfolio	95

Security name	Dividend yield		Shares	Value

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Telefonica Brasil SA ±	2.56%		131,152	$1,977,515

Utilities: 0.00%

Multi-Utilities: 0.00%
RWE AG ±	1.24		3,735	44,203

Total Preferred Stocks (Cost $52,987,562)				41,573,171

		Expiration date
Rights: 0.00%

Health Care: 0.00%

Biotechnology: 0.00%
Intercell AG †(a)		5-16-2017	1,885	0

Industrials: 0.00%

Industrial Conglomerates: 0.00%
Hanwha Corporation †(a)		11-10-2016	2,961	0

Total Rights (Cost $0)				0

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Peugeot SA †		4-29-2017	32,389	85,263

Media: 0.00%
Yellow Pages Limited †		12-20-2022	128	358

Energy: 0.00%

Energy Equipment & Services: 0.00%
KNM Group Bhd †		11-15-2017	47,262	758
KNM Group Bhd †		4-21-2020	1	0

				758

Oil, Gas & Consumable Fuels: 0.00%
Banpu PCL †		6-5-2017	71,000	20,511

Industrials: 0.00%

Industrial Conglomerates: 0.00%
Discount Investment Corporation †		12-21-2016	276	337
Discount Investment Corporation †		12-21-2017	276	344
Discount Investment Corporation †		12-21-2018	276	349

				1,030

Total Warrants (Cost $112,266)				107,920

96	Wells Fargo Diversified Stock Portfolio	Portfolio of investments—August 31, 2016 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 3.75%

Investment Companies: 3.75%
Securities Lending Cash Investments LLC (l)(r)(u)	0.51%	218,333,728	$218,333,728
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.32	103,413,508	103,413,508

Total Short-Term Investments (Cost $321,747,236)			321,747,236

Total investments in securities (Cost $6,510,458,466) *	101.25%	8,686,693,273
Other assets and liabilities, net	(1.25)	(107,644,103)

Total net assets	100.00%	$8,579,049,170

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $6,583,907,790 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,774,571,750
Gross unrealized losses	(671,786,267)

Net unrealized gains	$2,102,785,483

The following table shows percent of total long-term investments by geographic locations as of August 31, 2016:

United States	63.74%
Japan	6.73
United Kingdom	3.12
China	2.81
Taiwan	1.72
Australia	1.70
Switzerland	1.57
Canada	1.56
India	1.55
Hong Kong	1.47
South Korea	1.37
France	1.34
Germany	1.32
Ireland	1.18
Other	8.82

100.00%

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: October 26, 2016

By:
Jeremy DePalma
Treasurer

Date: October 26, 2016